As filed with the Securities and Exchange Commission on May 11, 2021
Registration Nos. 333-194099; 811-07549
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 14  (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 88 (X)
VARIABLE ANNUITY-1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Office)
(303) 737-3000
(Depositor’s Telephone Number)
Edmund F. Murphy III
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
x	immediately upon filing pursuant to paragraph (b) of Rule 485 on (date), pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts.

SCHWAB ADVISOR CHOICE VARIABLE ANNUITYTM
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
Internet Delivery of Shareholder Reports: As permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website ( https://www.greatwestinvestments.com ), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can call (866) 345-5954 or make elections online at https://www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
Overview
This Prospectus describes the Schwab Advisor Choice Variable Annuity (the “Contract”), an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Effective December 14, 2020, this Contract is no longer issued to new purchasers. Even though the Contract is no longer offered for sale, you may make additional Contributions as permitted under your Contract. Prior to December 14, 2020, Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issued the Contract to eligible persons in all jurisdictions except New York.
The Contract may be owned by one or two individuals. A Contract may also be owned by a grantor trust that exists for one individual grantor or two individual grantors who are each other’s spouse, or by a Non-Grantor Trust (See “Definitions” below for definitions of capitalized terms).
When you contribute money to the Schwab Advisor Choice Variable Annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-1 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.
The date of this Prospectus is May 11, 2021.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
i

Investment Segment Portfolios:
AB VPS Growth and Income Portfolio (Class A Shares)
AB VPS International Growth Portfolio (Class A Shares)*
AB VPS Large Cap Growth Portfolio (Class A Shares)
AB VPS Small/Mid Cap Value Portfolio (Class A Shares)
Alger Capital Appreciation Portfolio (Class I-2 Shares)
Alger Large Cap Growth Portfolio (Class I-2 Shares)*
Alger Mid Cap Growth Portfolio (Class I-2 Shares)*
ALPS|Red Rocks Global Opportunity Portfolio (Class I Shares)
American Century Investments® VP Balanced Fund (Class I Shares)
American Century Investments® VP Disciplined Core Value Fund (formerly American Century Investments Income & Growth Fund) (Class I Shares)
American Century Investments® VP International Fund (Class I Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class I Shares)
American Funds IS Capital World Bond Fund (Class 2 Shares)
American Funds IS Global Growth Fund (Class 1 Shares)
American Funds IS Global Small Capitalization Fund (Class 2 Shares)
American Funds IS Growth-Income Fund (Class 4 Shares)
American Funds IS International Fund (Class 2 Shares)
American Funds IS New World Fund® (Class 2 Shares)
American Funds IS The Bond Fund of America (formerly American Funds IS Bond Fund) (Class 2 Shares)
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares)
BlackRock Global Allocation V.I. Fund (Class I Shares)
BNY Mellon IP MidCap Stock Portfolio (Initial Shares)*
BNY Mellon VIF Appreciation Portfolio (Initial Shares)*
BNY Mellon VIF Growth and Income Portfolio (Initial Shares)*
ClearBridge Variable Large Cap Growth Portfolio (Class I Shares)
ClearBridge Variable Mid Cap Portfolio (Class I Shares)
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares)
Columbia Variable Portfolio - Emerging Markets Fund (Class 2 Shares)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares)
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares)
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares)*
Delaware VIP® Emerging Markets Series (Standard Class Shares)
Delaware VIP® International Series (Standard Class Shares)
Delaware VIP® Small Cap Value Series (Standard Class Shares)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares)
DWS Capital Growth VIP (Class A Shares)
DWS Core Equity VIP (Class A Shares)
DWS CROCI® U.S. VIP (Class A Shares)*
DWS Global Small Cap VIP (Class A Shares)*
DWS Small Cap Index VIP (Class A Shares)
DWS Small Mid Cap Growth VIP (Class A Shares)*
DWS Small Mid Cap Value VIP (Class A Shares)*
Federated Hermes Fund for U.S. Government Securities II
Franklin Small Cap Value VIP Fund (Class 2 Shares)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Service Shares)*
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)

Great-West Bond Index Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Lifetime 2060 Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (Investor Class Shares)
Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Invesco Oppenheimer V.I. International Growth Fund (Series I Shares)*
Invesco V.I. Comstock Fund (Series I Shares)
Invesco V.I. Global Fund (formerly Invesco Oppenheimer V.I. Global Fund) (Series I Shares)
Invesco V.I. Growth and Income Fund (Series I Shares)*
Invesco V.I. High Yield Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)*
Invesco V.I. Main Street Mid Cap Fund (formerly Invesco V.I. Mid Cap Core Equity Fund (Series I Shares))*
Invesco V.I. Main Street Small Cap Fund® (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®) (Series I Shares)
Invesco V.I. Small Cap Equity Fund (Series I Shares)*
Invesco V.I. Technology Fund (Series I Shares)*
Ivy VIP International Core Equity (Class II Shares)*
Janus Henderson Balanced Portfolio (Institutional Shares)
Janus Henderson Flexible Bond Portfolio (Institutional Shares)
Janus Henderson Global Research Portfolio (Institutional Shares)
Janus Henderson Global Technology and Innovation Portfolio (Institutional Shares)
JPMorgan Insurance Trust Core Bond Portfolio (Class 1 Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares)
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
Lord Abbett Series Fund Short Duration Income Portfolio (Class VC Shares)
LVIP Baron Growth Opportunities Fund (Service Class Shares)
LVIP Delaware SMID Cap Core Fund (Standard Class Shares)
LVIP Delaware Value Fund (Standard Class Shares)
MFS® VIT Utilities Series (Service Class Shares)*
MFS® VIT II Core Equity Portfolio (Service Class Shares)
MFS® VIT II International Growth Portfolio (Initial Class Shares)
MFS® VIT II International Intrinsic Value Portfolio (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares)
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)*

Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares)*
NVIT Mid Cap Index Fund (Class II Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares)
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class Shares)
PIMCO VIT High Yield Portfolio (Administrative Class Shares)
PIMCO VIT Low Duration Portfolio (Administrative Class Shares)
PIMCO VIT Real Return Portfolio (Administrative Class Shares)
PIMCO VIT Total Return Portfolio (Administrative Class Shares)
Pioneer Bond VCT Portfolio (Class I Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid Cap Value VCT Portfolio (Class II Shares)*
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares)
Prudential Series Fund Natural Resources Portfolio (Class II Shares)*
Putnam VT Global Asset Allocation Fund (Class IA Shares)
Putnam VT Global Health Care Fund – Class IB Shares
Putnam VT Income Fund (Class IA Shares)
Putnam VT International Equity Fund (Class IA Shares)
Putnam VT International Value Fund (Class IA Shares)
Putnam VT Large Cap Value Fund (formerly Putnam VT Equity Income Fund) (Class IB Shares)
Putnam VT Mortgage Securities Fund (Class IB Shares)
Putnam VT Multi-Cap Core Fund (Class IA Shares)
Royce Small-Cap Portfolio (Service Class Shares)*
Schwab Government Money Market PortfolioTM
Schwab® S&P 500 Index Portfolio
Schwab VIT Balanced PortfolioTM
Schwab VIT Balanced with Growth PortfolioTM
Schwab VIT Growth PortfolioTM
T. Rowe Price Health Sciences Portfolio (Portfolio Class Shares)
Templeton Foreign VIP Fund (Class 2 Shares)*
Templeton Global Bond VIP Fund (Class 2 Shares)
Touchstone Bond Fund*
Touchstone Common Stock Fund*
Touchstone Small Company Fund
VanEck VIP Emerging Markets Bond Fund (Initial Class Shares)*
VanEck VIP Global Resources Fund (formerly VanEck VIP Global Hard Assets Fund) (S Class Shares)
Vanguard VIF Capital Growth Portfolio
Vanguard VIF Diversified Value Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Real Estate Index Portfolio
Vanguard VIF Small Company Growth Portfolio
Wells Fargo VT Discovery Fund (Class 2 Shares)
Income Segment Covered Funds (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West SecureFoundation® Balanced Fund (Investor Class Shares)
The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.

* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Schwab Advisor Choice Variable Annuity, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits and charges.
If you acquired your Contract before May 1, 2019, certain features described in this Prospectus may not be available under your existing Contract. If you are interested in a feature or endorsement that is not available, please contact the Service Center at the toll-free number below for more information.
You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 11, 2021 (as may be amended from time to time), which has been filed with the SEC and is available upon written or oral request. The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Service Center at the address or phone number listed below. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact the Service Center:
Regular Mail:
P.O. Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:
2801 Highway 280 South
Birmingham, Alabama 35223
(800) 838-0650
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
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TABLE OF CONTENTS
Definitions
Fee Tables
Examples
Condensed Financial Information
Summary
Great-West Life & Annuity Insurance Company
The Series Account
The Portfolios
Meeting Investment Objectives
Where to Find More Information About the Portfolios
Addition, Deletion or Substitution of Sub-Accounts
Application and Initial Contributions
Right of Cancellation Period
Subsequent Contributions
Annuity Account Value
Transfers
Market Timing and Excessive Trading
Automatic Custom Transfers
Cash Withdrawals
Deductions to Pay Consultant Fees
Tax Consequences of Withdrawals
Telephone and Internet Transactions
Death Benefit
Beneficiary
Restricted Beneficiary Payout Options
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
Distribution of Death Benefit for Non-Qualified Stretch Annuities
Ownership and Assignment
Grantor Trust Owned Annuity
Non-Grantor Trust Owned Annuity
Non-Qualified Stretch Annuities
Joint Annuitants
Charges and Deductions
Mortality and Expense Risk Charge
Expenses of the Portfolios
Premium Tax
Other Taxes
Periodic Withdrawals
Annuity Payouts From the Investment Segment
Guaranteed Lifetime Withdrawal Benefit
Types of Excess Withdrawals
Seek Tax Advice
Distribution of the Contracts
Voting Rights
Rights Reserved by Great-West
Legal Proceedings
Legal Matters
Independent Registered Public Accounting Firm
Independent Auditors

Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Period – The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you select a Joint Annuitant, “Annuitant” means the older Joint Annuitant or the sole surviving Joint Annuitant, unless otherwise stated. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.” If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.
Annuity Account – An account we establish in your name that reflects the Owner’s interests in the Sub-Accounts in both the Investment Segment and the Income Segment.
Schwab Advisor Choice Variable Annuity Structure

Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment
1

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Attained Age – During the Guaranteed Annual Withdrawal Phase, the age of the Covered Person (or the age of the younger Joint Covered Person) on the Ratchet Date.
Automatic Bank Draft Plan – If made available by Great-West, a feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.
Benefit Base – For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Consultant – Your designated investment manager or financial advisor.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Funds – Interests in Sub-Account(s) designated for the Income Segment.
•Great-West Conservative Profile Fund – Investor Class Shares
•Great-West Moderate Profile Fund – Investor Class Shares
•Great-West Moderately-Conservative Profile Fund – Investor Class Shares
•Great-West SecureFoundation® Balanced Fund – Investor Class Shares
•Any other Portfolio we approve for the GLWB
Covered Fund Value – The aggregate value of each Covered Fund.
2

Covered Person(s) – For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable.
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account.
Eligible Designated Beneficiary (EDB) -- is a designated Beneficiary that also meets the requirements defined in Code Section 401(a)(9)(E)(ii). An EDB includes: (i) the surviving spouse of the Owner; (ii) a minor child (until they reach the age of majority); (iii) a disabled person (within the meaning of Code section 72(m)(7)); (iv) a chronically ill person; or (v) an individual who is not more than 10 years younger than the owner. A beneficiary’s status as an EDB is determined on the date of the owner’s death.
Excess Withdrawal – An amount either distributed or transferred from the Covered Funds during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base. The Guarantee Benefit Fee, the M&E Charge, and up to 1.5% annually of Covered Fund Value to pay for Consultant Fees shall not be treated as a Distribution or Excess Withdrawal for this purpose. Withdrawals from the Covered Funds in the Income Segment to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals to pay Consultant fees will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, and would reduce your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider. You should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.
GAW Payment Date – The GAW Payment Date is the day of the month on which Installments are paid.
Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee also is sometimes referred to as the GLWB Rider Fee. For Contract applications signed before May 1, 2017, the Guarantee Benefit Fee is based on a percentage of Covered Fund Value. For Contract applications signed on or after May 1, 2017, the Guarantee Benefit Fee is based on a percentage of the Benefit Base.
Guaranteed Annual Withdrawal (GAW) – For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% applicable to applications signed before December 14, 2020, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW, without causing an Excess Withdrawal.
3

GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. The GLWB Rider is initiated by allocating Contributions to the Income Segment Covered Funds. All guarantees are subject to the claims paying ability of Great-West. The GAW% and Joint GAW% applicable to new Contract purchases are disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to applications signed before December 14, 2020, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Funds in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Funds will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.
GLWB Rider Election Date – The Business Day on which the Owner or Spouse Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB Rider Election Date shall be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 86 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.
Grantor Trust – A permissible Contract ownership type that may be selected at Contract issue or later. A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date.
Income Segment – Assets allocated to the Sub-Account(s) associated with the optional GLWB Rider attached to the Contract.
Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of such Income Segment investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Calculation – The calculation used to determine the GAW% based on the age of the Covered Person(s) on the Initial Installment Date and dependent on the age(s) of the joint or single Covered Person(s).
Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW that in total over a year can equal up to the GAW without causing an Excess Withdrawal.
Investment Segment – Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.
Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of such Investment Segment investment option(s) selected by the Owner and will increase or decrease accordingly.
Joint GAW% – The GAW% used with the GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase your Contract. For the GAW% and Joint GAW% applicable to applications signed before December 14, 2020, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
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Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
Non-Grantor Trust – A permissible Contract ownership type that may be selected at Contract issue or later. A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application, and the Owner (the Non-Grantor Trust) will at all times be the Beneficiary.
Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Non-Qualified Stretch Annuity Contract – A permissible Contract ownership type that may be elected by a natural person Beneficiary only upon the death of the original Owner. This type of annuity Contract is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. The “Beneficial Owner” for a Contract held as a Non-Qualified Stretch Annuity is the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the original Contract Owner, and may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A “Successor Beneficiary”(defined below) may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner, and cannot be a non-natural entity.
Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders.
Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.
Premium Tax – A tax that a state or other governmental authority charges. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.
Qualified Annuity Contract – An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract, in which case, under the Code, assignment of the Contract and GLWB Rider is not permitted.
Ratchet – For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the first anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. A Reset may also occur on the Ratchet Date during the GAW Phase. For Contract applications signed before May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year. For Contract applications signed on or after May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the following Business Day for the year.
Rate Sheet Supplement – Supplements to the Prospectus which we periodically filed with the SEC (prior to ceasing sales of the Contract) that detail and modify certain rates associated with the GLWB Rider for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s and the Joint GAW%s for all GLWB Riders applicable for a specified range of dates. The terms of a Rate
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Sheet Supplement (including GAW%s, Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. Historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194099.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Service Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed.
Reset – A change made to the Benefit Base and GAW% if the Covered Fund Value multiplied by the Attained Age GAW% is higher than the current Benefit Base multiplied by the current GAW% on the Ratchet Date. Installments will not change unless you provide a Request.
Restricted Beneficiary Payout Option – a Beneficiary payout option that may be selected at Contract issue or later, available by endorsement to this Contract and providing that an Owner can pre-select the amount and form of payout option for any given Beneficiary.
Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Service Center -- You may write to us at our administrative office at P.O. Box 1854 Birmingham, Alabama 35201-1854 (Regular Mail); 2801 Highway 280 South, Birmingham, Alabama 35223 (Overnight Mail); or call us toll free at (800) 838-0650.
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements, or a “subaccount” in marketing materials.
Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).
Valuation Date – The date on which the net asset value of each Portfolio is determined, which is the end of each day that the New York Stock Exchange is open for regular business.
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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Maximum Transfer Charge	$25*
* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer charge after we notify you. See “Transfers” below.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None
Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Mortality and Expense Risk Charges (based on Death Benefit option selected)
Option 1: Return of Annuity Account Value	0.49%
Option 2: Guaranteed Minimum Death Benefit	0.69%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	0.69%

Optional GLWB Rider Fees Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly)
Guarantee Benefit Fee (maximum) based on current Covered Fund Value (for Contract applications signed before May 1, 2017) and on current Benefit Base (for Contract applications signed on or after May 1, 2017)	1.50%
Guarantee Benefit Fee (current) as a percentage of the current Covered Fund Value (for Contract applications signed before May 1, 2017)	0.95%
Guarantee Benefit Fee (current) as a percentage of the current Benefit Base (for Contract applications signed on or after May 1, 2017)	0.90%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [1]	0.03%	2.45%
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION FOR THE PORTFOLIOS THAT ARE UNAFFILIATED WITH GREAT-WEST.

1 Certain Portfolios offered as investment options in the Income Segment and the Investment Segment are “funds of funds” that invest substantially all of their assets in shares of other series of Great-West Funds, Inc. (the “Underlying Portfolios”). Because of this, each investment option also bears its pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the investment options as a result of their investment in shares of one or more Underlying Portfolios.
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Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.
Income Segment Example – Maximum Guarantee Benefit Fee. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$317.00	$1,017.00	$1,814.00	$4,301.00
Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$314.00	$1,008.00	$1,798.00	$4,265.00
Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed prior to May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 0.95% of Covered Fund Value, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$262.00	$845.00	$1,515.00	$3,637.00
Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed on or after May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 0.90% of Benefit Base, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$257.00	$829.00	$1,487.00	$3,575.00
These Examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The Accumulation Unit values reflect the deduction of the Mortality and Expense Risk Charge but not the Guarantee Benefit Fee, if applicable, which is deducted from the Covered Fund Value. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.
Summary
The Schwab Advisor Choice Variable Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
You have the option of allocating Contributions to the Sub-Accounts available in the Investment Segment (relating to the base Contract), to the Covered Funds in the Income Segment (relating to the GLWB Rider), or both. If you exercise the Income Segment option, the GLWB Rider will provide you with a guaranteed lifetime withdrawal benefit, provided all conditions, described below, are met.
How to contact the Service Center:
Regular Mail:
P.O. Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:
2801 Highway 280 South
Birmingham, Alabama 35223
(800) 838-0650
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to lower the minimum Contribution or accept larger maximum total Contributions. We also reserve the right to cease accepting Contributions at any time for any reason.
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Before sales of the Contract ceased, you were permitted to purchase the Schwab Advisor Choice Variable Annuity through a 1035 Exchange of another insurance contract through a rollover from certain qualified plans or IRAs, or as a beneficiary of an Inherited IRA.
Sales and Surrender Charges. There are no sales, redemption, surrender, or withdrawal charges under the Schwab Advisor Choice Variable Annuity.
Right of Cancellation Period
Where required by law, you may have the ability to cancel your interest in the Contract for any reason by delivering or mailing a Request to cancel to the Service Center or to an authorized agent of Great-West within 10 days (or the period of time required by state law) after Great-West receives your completed application form. We must receive your cancellation Request in person or postmarked prior to the expiration of the right of cancellation period. Upon cancellation, we will refund your Annuity Account Value plus fees and charges as of the date we receive your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance of the Portfolios you selected, which means that you bear the investment risk during this period.
For more information regarding the Right of Cancellation Period, see “Right of Cancellation,” below. For California residents age 60 and over, see “Right of Cancellation Period—California Residents Age 60 and Over,” below.
If you cancel your Contract during the right of cancellation period, any applicable Benefit Base will be reduced to zero.
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This Prospectus describes the material rights and obligations of an Owner, and the maximum fees and charges for all contract features and benefits are set forth in the fee table of this Prospectus. All material state variations to the Contract and GLWB Rider are disclosed in the attached Appendix C, as well as state variations to the right of cancellation. It is also important that you read and retain your Contract, riders, amendments and endorsements.
Guaranteed Lifetime Withdrawal Benefit Rider Option
For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base.
Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
The current Rate Sheet Supplement may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194099. You may contact us at the Service Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194099.
All guarantees are subject to Great-West’s financial strength and claims paying ability.
Payout Options
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The Schwab Advisor Choice Variable Annuity offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
Death Benefit
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.49%. If you choose Death Benefit Option 2, this charge will be 0.69%.
This summary highlights some of the more significant aspects of the Schwab Advisor Choice Variable Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we redomesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Great-West is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco operates in the United States primarily through the Company and through Putnam Investments, LLC (“Putnam”), and in Canada and Europe through The Canada Life Assurance Company (“CLAC”) and Irish Life Group Limited and their respective subsidiaries. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company, has voting control of Power Financial. The Desmerais Family Residuary Trust, through a group of private holding companies that it controls, has voting control of Power Corporation.
The shares of Lifeco and Power Corporation are traded publicly in Canada on the Toronto Stock Exchange.
We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.
Any payments we are required to make to you under the GLWB Rider will depend on our long-term ability to make such payments. We will make all payments under the GLWB Rider in the GLWB Settlement Phase from our general account, which is not insulated from the claims of our third party creditors. Therefore, your receipt of payments from us is subject to our financial strength and claims paying ability. The Covered Funds do not make payments under the GLWB Rider.
On June 3, 2019, Great-West entered into an indemnity reinsurance agreement (the “Agreement”) with Protective Life Insurance Company (“Protective”) to indemnify and reinsure the obligations of Great-West under substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract.
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Under the Agreement, as of October 5, 2020, Protective will provide administration and customer service for this Contract in accordance with its terms and contidions. Great-West will continue its present role as the issuer of your Contract and will remain responsible for the administration and customer service of the Contract. All of your rights and benefits under your Contract and Great-West’s obligations under the Contract remain unchanged.
The Series Account
We established the Series Account in accordance with Colorado laws on July 24, 1995. The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
The Contract may refer to the Series Account as the “Separate Account.”
We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts, terminate, substitute or discontinue existing Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:
•holds its assets separately from the assets of the other Portfolios,
•has its own distinct investment objectives and policies, and
•operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
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Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
The investment objectives of the Portfolios available under the Investment Segment are briefly described below followed by the investment objective of the Covered Funds available under the Income Segment:
AB Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P.
AB VPS Growth and Income Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS International Growth Portfolio (Class A Shares)* - seeks long-term growth of capital.
AB VPS Large Cap Growth Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS Small/Mid Cap Value Portfolio (Class A Shares) - seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund (Series I Shares)* - seeks capital appreciation.
Invesco V.I. Comstock Fund (Series I Shares) - seeks capital growth and income.
Invesco V.I. Global Fund (formerly Invesco Oppenheimer V.I. Global Fund) (Series I Shares) - seeks capital appreciation.
Invesco V.I. Growth and Income Fund (Series I Shares)* - seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund (Series I Shares) - seeks total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. Main Street Mid Cap Fund (formerly Invesco V.I. Mid Cap Core Equity Fund (Series I Shares))* - seeks long-term growth of capital.
Invesco V.I. Main Street Small Cap Fund® (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®) (Series I Shares) - seeks capital appreciation.
Invesco V.I. Small Cap Equity Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. Technology Fund (Series I Shares)* - seeks long-term growth of capital.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Capital Appreciation Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
ALPS|Red Rocks Global Opportunity Portfolio (Class I Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
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American Century Investments® VP Balanced Fund (Class I Shares) - seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Investments® VP Disciplined Core Value Fund (formerly American Century Investments Income & Growth Fund) (Class I Shares) - seeks capital growth; income is a secondary objective.
American Century Investments® VP International Fund (Class I Shares) - seeks capital growth.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds IS Capital World Bond Fund (Class 2 Shares) - seeks to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds IS Global Growth Fund (Class 1 Shares) - seeks long-term growth of capital.
American Funds IS Global Small Capitalization Fund (Class 2 Shares) - seeks long-term growth of capital.
American Funds IS Growth-Income Fund (Class 4 Shares) - seeks to achieve long-term growth of capital and income.
American Funds IS International Fund (Class 2 Shares) - seeks to provide investors with long-term growth of capital.
American Funds IS New World Fund® (Class 2 Shares) - seeks long-term capital appreciation.
American Funds IS The Bond Fund of America (formerly American Funds IS Bond Fund) (Class 2 Shares) - seeks to provide as high a level of current income as is consistent with the preservation of capital.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
BlackRock Global Allocation V.I. Fund (Class I Shares) - seeks high total investment return.
BNY Mellon Investment Portfolios – advised by BNY Mellon Investment Adviser, Inc.
BNY Mellon IP MidCap Stock Portfolio (Initial Shares)* - seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Variable Investment Fund – advised by BNY Mellon Investment Adviser, Inc.
BNY Mellon VIF Appreciation Portfolio (Initial Shares)* - seeks long-term capital growth consistent with the preservation of capital; its secondary goal is current income.
BNY Mellon VIF Growth and Income Portfolio (Initial Shares)* - seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares)* - seeks long-term capital appreciation.
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Columbia Funds Variable Series Trust II - advised by Columbia Management Investment Advisors, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares) - seeks long-term capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Standard Class Shares) - seeks long-term capital appreciation.
Delaware VIP® International Series (Standard Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® Small Cap Value Series (Standard Class Shares) - seeks capital appreciation.
Deutsche DWS Investments VIT Funds – advised by DWS Investment Management Americas, Inc.
DWS Small Cap Index VIP (Class A Shares) - seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Deutsche DWS Variable Series I – advised by DWS Investment Management Americas, Inc.
DWS Capital Growth VIP (Class A Shares) - seeks to provide long-term growth of capital.
DWS Core Equity VIP (Class A Shares) - seeks long-term growth of capital, current income and growth of income.
DWS Global Small Cap VIP (Class A Shares)* - seeks above-average capital appreciation over the long term.
Deutsche DWS Variable Series II – advised by DWS Investment Management Americas, Inc.
DWS CROCI® U.S. VIP (Class A Shares)* - seeks a high rate of total return.
DWS Small Mid Cap Growth VIP (Class A Shares)* - seeks long-term capital appreciation.
DWS Small Mid Cap Value VIP (Class A Shares)* - seeks long-term capital appreciation.
DFA Investment Dimensions Group, Inc. – advised by Dimensional Fund Advisors LP
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation.
Federated Hermes Insurance Series – advised by Federated Investment Management Company
Federated Hermes Fund for U.S. Government Securities II - seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund (Class 2 Shares) - seeks long-term total return. Advised by Franklin Mutual Advisers, LLC.
Templeton Foreign VIP Fund (Class 2 Shares)* - seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC.
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Templeton Global Bond VIP Fund (Class 2 Shares) - seeks high current income consistent with preservation of capital; capital appreciation is a secondary objective. Advised by Franklin Advisers, Inc.
Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Service Shares)* - seeks long-term growth of capital.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Lifetime 2060 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
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Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West Multi-Sector Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares) - seeks long-term capital growth.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Ivy Variable Insurance Portfolios – advised by Ivy Investment Management Company
Ivy VIP International Core Equity (Class II Shares)* - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Institutional Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Flexible Bond Portfolio (Institutional Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Global Research Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Global Technology and Innovation Portfolio (Institutional Shares) - seeks long-term growth of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Core Bond Portfolio (Class 1 Shares) - seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares) - seeks capital growth over the long term.
Lazard Retirement Series, Inc. – advised by Lazard Asset Management, LLC
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital.
ClearBridge Variable Mid Cap Portfolio (Class I Shares) - seeks long-term growth of capital.
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation
LVIP Baron Growth Opportunities Fund (Service Class Shares) - seeks capital appreciation.
LVIP Delaware SMID Cap Core Fund (Standard Class Shares) - seeks long-term capital appreciation.
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LVIP Delaware Value Fund (Standard Class Shares) - seeks long-term capital appreciation.
Lord Abbett Series Fund, Inc. – advised by Lord, Abbett & Co. LLC
Lord Abbett Series Fund Short Duration Income Portfolio (Class VC Shares) - seeks a high level of income consistent with preservation of capital.
MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company
MFS® VIT Utilities Series (Service Class Shares)* - seeks total return.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II Core Equity Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II International Growth Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT II International Intrinsic Value Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares) - seeks capital appreciation.
Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors
NVIT Mid Cap Index Fund (Class II Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)* - seeks growth of capital.
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares)* - seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT High Yield Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
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Pioneer Bond VCT Portfolio (Class I Shares) - seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.
Pioneer Fund VCT Portfolio (Class I Shares) - seeks reasonable income and capital growth.
Pioneer Mid Cap Value VCT Portfolio (Class II Shares)* - seeks capital appreciation.
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares) - seeks long-term capital growth.
Prudential Series Fund – advised by PGIM Investments LLC
Prudential Series Fund Natural Resources Portfolio (Class II Shares)* - seeks long-term growth of capital.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund (Class IA Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Global Health Care Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Income Fund (Class IA Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
Putnam VT International Equity Fund (Class IA Shares) - seeks capital appreciation.
Putnam VT International Value Fund (Class IA Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Large Cap Value Fund (formerly Putnam VT Equity Income Fund) (Class IB Shares) - seeks capital growth and current income.
Putnam VT Mortgage Securities Fund (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Multi-Cap Core Fund (Class IA Shares) - seeks capital appreciation.
Royce Capital Fund – advised by Royce & Associates, LP
Royce Small-Cap Portfolio (Service Class Shares)* - seeks long-term growth of capital.
Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.
Schwab Government Money Market PortfolioTM - seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
Schwab® S&P 500 Index Portfolio - seeks to track the total return of the S&P 500® Index.
Schwab VIT Balanced PortfolioTM - seeks long-term capital appreciation and income.
Schwab VIT Balanced with Growth PortfolioTM - seeks long-term capital appreciation and income.
Schwab VIT Growth PortfolioTM - seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio (Portfolio Class Shares) - seeks long-term capital appreciation.
Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.
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Touchstone Bond Fund* - seeks to provide as high a level of current income as is consistent with the preservation of capital; capital appreciation is a secondary goal.
Touchstone Common Stock Fund* - seeks to provide investors with capital appreciation.
Touchstone Small Company Fund - seeks growth of capital.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Emerging Markets Bond Fund (Initial Class Shares)* - seeks high total return-income plus capital appreciation-by investing globally, primarily in a variety of debt securities.
VanEck VIP Global Resources Fund (formerly VanEck VIP Global Hard Assets Fund) (S Class Shares) - seeks long-term capital appreciation by investing primarily in global resource securities; income is a secondary consideration.
Vanguard Variable Insurance Funds
Vanguard VIF Capital Growth Portfolio - seeks to provide long-term capital appreciation. Advised by PRIMECAP Management Company.
Vanguard VIF Diversified Value Portfolio - seeks to provide long-term capital appreciation and income. Advised by Hotchkis and Wiley Capital Management, LLC & Lazard Asset Management, LLC.
Vanguard VIF Mid-Cap Index Portfolio - seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. Advised by The Vanguard Group, Inc.
Vanguard VIF Real Estate Index Portfolio - seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of the MSCI US Investable Market Real Estate 25/50 Index. Advised by The Vanguard Group, Inc.
Vanguard VIF Small Company Growth Portfolio - seeks to provide long-term capital appreciation. Advised by The Vanguard Group, Inc. & ArrowMark Colorado Holdings, LLC.
Wells Fargo Variable Trust – advised by Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery Fund (Class 2 Shares) - seeks long-term capital appreciation.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
The investment objectives of the Covered Funds available under the Income Segment are briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.” The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West SecureFoundation® Balanced Fund (Investor Class Shares) - seeks long-term capital appreciation and income.
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Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Service Center. You may also visit schwaballiance.retirementpartner.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great- West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Portfolios that are not affiliated with us, and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares; provided however, any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, we will provide notice prior to the Portfolio’s elimination.
Application and Initial Contributions
The first step to purchasing the Schwab Advisor Choice Variable Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account or by other methods approved by Great- West. You also may purchase the Contract through an exchange provided that the contract you are exchanging for the Schwab Advisor Choice Variable Annuity has a cash value of at least $5,000. You also may purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $5,000.
The Contract application and any initial Contributions made by check will be processed by the Service Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
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Right of Cancellation Period
During the right of cancellation period (ten days or longer where required by state law), you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 30 days (or such longer period as required by your state) from the date you received it. If you exercise your right of cancellation, you must return the Contract to the Service Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start and we will return the amounts discussed below as of the Transaction Date the Request for cancellation is received.
In states that require us to return Annuity Account Value if you cancel your Contract, initial Contributions will be allocated to the Sub-Accounts you select in your application. In those states, we will refund your Annuity Account Value plus fees and charges as of the Transaction Date the Request for cancellation is received. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the risk until we receive your Contract and Request for cancellation.
In states that require us to return Contributions if you cancel your Contract, we will return the greater of Annuity Account Value plus fees and charges or the amount of Contributions received as of the Transaction Date the Request for cancellation is received plus fees and charges. After the right of cancellation period, we allocate Contributions to the Annuity Account in the proportion requested by the Owner. If there are no accompanying instructions, then allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
Right of Cancellation Period—California Residents Age 60 and Over
If you are a California resident age 60 or older when your Contract is issued, you have a 30-day right to cancel your Contract and you must instruct us whether you want to receive a return of your Contribution(s) or a return of Annuity Account Value on exercising the right of cancellation. Your choice will affect how we allocate your Contribution(s) during the 30-day period. You may cancel your Contract within 30 days of the date you received it and receive a refund by delivering a Request to cancel to the Service Center or to an authorized agent of Great-West. If you deliver the Request by US mail, it must be postmarked prior to the expiration of the right of cancellation period.
If you choose a return of Contribution(s), we will allocate your entire initial Contribution and any subsequent Contributions made during the 30-day period to the Great-West Government Money Market Fund. If you choose to exercise your right of cancellation using this option, you will receive a refund equal to the greater of (i) your Contribution(s) plus fees and charges (less any withdrawals taken) and (ii) your Annuity Account Value plus any fees and charges (less withdrawals taken). We will refund the amount to you within 30 days from the date we receive your Request to cancel.
If you choose to allocate your initial Contribution or any subsequent Contributions to Portfolios other than the Great- West Government Money Market Fund during the 30-day right of cancellation period, cancellation will entitle you to a refund of your Annuity Account Value plus any fees and charges (less withdrawals taken), which may be higher or lower than your Contribution(s) depending on the investment performance of the Portfolios you selected. We will refund the amount to you within 30 days of our receipt of your Request to cancel.
If you cancel your Contract during the right of cancellation period, any applicable Benefit Base will be reduced to zero.
In your Contract, the right of cancellation period is also referred to as the “right to examine.”
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or, $100 if made via an Automatic Bank Draft Plan, if available. Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan, if available, transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
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You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Service Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub- Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:
•net Contributions allocated to the corresponding Sub-Account;
•plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•minus the daily M&E Charge and/or quarterly Guarantee Benefit Fee; and
•minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges. The Guarantee Benefit Fee is deducted from Covered Fund Value by means of the cancellation of Accumulation Units and is not part of the Accumulation Unit value calculations.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub- Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is the same for the Investment Segment and Income Segment, as discussed in Appendix B.
Transfers
While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, generally, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Service Center or through the Internet at schwaballiance.retirementpartner.com.
Please note, however, that if you are transferring amounts to a Sub-Account in the Income Segment, such Request must be made only by telephone to the Service Center. This restriction avoids inadvertent Transfers to a Sub-Account with the same name in the Investment Segment. Incoming Transfers to closed Sub-Accounts are not permitted; Transfers are permitted after Annuity Payouts from the Investment Segment have begun.
Your Request must specify:
•the amounts being transferred,
•the Sub-Account(s) from which the Transfer is to be made, and
•the Sub-Account(s) that will receive the Transfer.
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Any limitation on Transfers among Sub-Accounts that you can make during any Contract year is set forth on your Contract Data Page. Currently, we impose no charge for Transfers you make in excess of this amount. However, we reserve the right to impose such a charge in the future. If we choose to exercise this right we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Service Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
Limitations on frequent Transfers, including “market timing” Transfers. Frequent Transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of an underlying Portfolio’s securities and the reflection of that change in the Portfolio’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of a Portfolio at a price that does not reflect the current market value of the securities of the Portfolio, and then to realize a profit when the Portfolio shares are sold the next valuation date or thereafter.
When you make a Transfer Request among the Portfolios, your request triggers the purchase and redemption of Portfolio shares. Frequent Transfers cause frequent purchases and redemptions of Portfolio shares. Frequent purchases and redemptions of Portfolio shares can cause adverse effects for a Portfolio, Portfolio shareholders, the Sub-Account, other Owners, Beneficiaries, Annuitants, or owners of other variable annuity contracts we issue that invest in the Sub-Account. Frequent Transfers can result in the following adverse effects:
•Increased brokerage, trading and transaction costs;
•Disruption of planned investment strategies;
•Forced and unplanned liquidation and Portfolio turnover;
•Lost opportunity costs; and
•Large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all Contract Owners.
In order to try to protect our Contract Owners and the Portfolios from the potential adverse effects of frequent Transfer activity, we have implemented certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent, short-term Transfer activity that may adversely affect the Portfolios, Portfolio shareholders, the Sub-Account, other Owners, Beneficiaries, Annuitants and owners of other variable annuity contracts we issue that invest in the Sub-Account. We discourage frequent Transfers of Contract Value between the Sub-Accounts.
We monitor Transfer activity in the Contracts to identify frequent Transfer activity in any Contract. Our current Market Timing Procedures are intended to detect Transfer activity in which the Transfers exceed a certain dollar amount and a certain number of Transfers involving the same Portfolios within a specific time period. We regularly review transaction reports in an attempt to identify Transfers that exceed our established parameters. We do not include Transfers made pursuant to the dollar-cost averaging and Portfolio rebalancing programs when monitoring for frequent Transfer activity.
When we identify Transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting Transfers for that Contract or group of Contracts. All Transfer Requests for the affected Contract or group of Contracts must be in writing. We notify the affected Owner(s) in writing of these restrictions.
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In addition to our Market Timing Procedures, the Portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the Portfolios’ policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the market timing policies established by the Portfolio.
Some of the Portfolios have reserved the right to temporarily or permanently refuse payments or Transfer Requests from us if, in the judgment of the Portfolio’s investment adviser, the Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a Transfer Request, or to reverse a Transfer at any time we are unable to purchase or redeem shares of any of the Portfolios because of the Portfolio’s refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Portfolio relating to that Contract Owner’s Transfer Request. Some Portfolios also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Portfolios. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Portfolios, and to impose redemption fees.
We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent Transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of Transfers, time period of the Transfers, or any of these.
Owners seeking to engage in frequent Transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such Transfer activity is limited by operational systems and technological limitations.
Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account in the Investment Segment to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from a Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in dollar cost averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•The minimum amount that can be Transferred out of the selected Sub-Account is $100.
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•You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works:
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time. Also, any dollar cost averaging Transfers into a Sub-Account that has been eliminated or closed to new Contributions will be automatically defaulted into the Schwab Government Money Market Portfolio Sub-Account unless you contact the Service Center to make alternate arrangements.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired Sub-Account allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:
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Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
•You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time. Also, any Rebalancer Transfers into a Sub-Account that has been eliminated or closed to new Contributions will be automatically defaulted into the Schwab Government Money Market Portfolio Sub-Account unless you contact the Retirement Resources Operation Center to make alternate arrangements.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request form to the Service Center or via the Internet at schwaballiance.retirementpartner.com; however, any full withdrawal or any withdrawal over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.
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If you Request a partial withdrawal, including a withdrawal to pay Consultant fees, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.
Numerical Example
Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit (Death Benefit Option 2) = $45,000 ($50,000 x 0.90)
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. If you elect the GLWB Rider, withdrawals from the Income Segment could significantly reduce, or even eliminate, the value of the GLWB. Before you decide to take a partial withdrawal from the Income Segment, you should carefully consider the terms and conditions of the GLWB and the impact of any withdrawal on your Benefit Base. If you do not specify from which Sub-Accounts to take the withdrawal, we will take it from all of your Sub-Accounts in the Investment Segment in proportion to the Annuity Account Value you have in each Sub- Account of the Investment Segment. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;
•If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;
•A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:
(a)
 any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
(b)
 any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
(c)
 any other period as the SEC may by order permit for the protection of security holders.
After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Deductions to Pay Consultant Fees
Subject to certain restrictions, you may elect to have Consultant fees deducted from your Annuity Account Value. Consultant fees are the fees that your Consultant charges to manage your Annuity Account Value under this Contract. To have the fees paid to the Consultant from your Contract, you will need to complete a form authorizing the payments (a “Consultant Fee Authorization”). Payment of the Consultant fee from your Annuity Account Value must meet the $100 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above.
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Deduction of the Consultant fees could significantly reduce your benefits under the Contract.
Deductions from the Covered Funds in the Income Segment to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal and therefore will not reduce your Benefit Base and GAWs under the GLWB Rider. Conversely, deductions over 1.5% annually from Covered Fund Value to pay Consultant fees will be considered an Excess Withdrawal and would reduce your Benefit Base and GAWs under a GLWB Rider. Deductions to pay Consultant fees may be taken from assets held in the Investment Segment rather than from assets held in the Income Segment to avoid reducing your benefits under a GLWB Rider. Generally, we will not treat the deduction of the Consultant fees from the Annuity Account Value as a taxable withdrawal from your Contract if certain conditions are met. However, the federal income tax treatment of Consultant fees paid from your Annuity Account Value is uncertain. See “Tax Consequences of Consultant Fees” below. You should consult a competent tax advisor prior to authorizing the deduction of Consultant fees from your Annuity Account Value and consider whether paying such Consultant fees from another source might be more appropriate for you.
Numerical Examples of Deductions (from Covered Funds in the Income Segment) to Pay Consultant Fees
The below examples illustrate the impact on Covered Fund Value, the Benefit Base, GAWs, Death Benefit Option 1 and Death Benefit Option 2 when Consultant fees are deducted from the Covered Funds in the Income Segment. The first example shows the impact of a deduction of a 1.5% annual Consultant fee, no portion of which is an Excess Withdrawal. The second example shows the impact of a deduction of a 2.0% annual Consultant fee, the amount in excess of 1.5% annually is an Excess Withdrawal.
Example #1: Prior to deduction of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Deduction amount for Consultant fees = $750 (1.5% of $50,000)
After Guaranteed Annual Withdrawal and deduction of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $750) = $44,250
Benefit Base after deduction for Consultant fees = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,250
Adjustment to Option 2 Death Benefit = ($50,000 - $5,000 - $750)/$50,000 = 0.885
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.885 = $70,800
Example #2: Prior to deduction of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Excess Withdrawal = $250
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Deduction amount for Consultant fees = $1,000 (2.0% of $50,000)
After Guaranteed Annual Withdrawal and deduction of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $1,000) = $44,000
Adjustment to Benefit Base = ($44,250 - $250)/$44,250 = 0.9944
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Benefit Base after deduction for Consultant fees = $100,000 * 0.9944 = $99,435
GAW% = 5%
Guaranteed Annual Withdrawal = $99,435 * 5% = $4,972
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,000
Adjustment to Option 2 Death Benefit = ($50,000 - $5,000 - $1,000)/$50,000 = 0.88
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.88= $70,400
Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including Guaranteed Lifetime Withdrawal Benefits. However, the IRS has issued a number of private letter rulings holding that if certain conditions are met, withdrawals to pay consultant fees are not treated as distributions and therefore not taxable.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding. You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1∕2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Tax Consequences of Consultant Fees
We will not treat Consultant fees paid from your Annuity Account Value as withdrawals for income tax reporting purposes if certain conditions are met. Regardless of whether we tax report Consultant fees from your Contract, the Internal Revenue Service could determine that the fees should be treated as taxable withdrawals, in which case the amount of the fee deducted from your Annuity Account Value could be included in your gross income and could be subject to a 10% additional tax. In addition, we may begin tax reporting Consultant fees as withdrawals at any time, including retroactively, and withhold tax from such amounts accordingly if we conclude that such treatment is more appropriate under the federal income tax law, such as if the Internal Revenue Service provides guidance requiring such treatment.
The federal income tax treatment of Consultant fees paid from your Annuity Account Value is uncertain. You should consult a tax advisor regarding the tax treatment of Consultant fees paid from your Annuity Account Value and consider whether paying such Consultant fees from another source might be more appropriate for you.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•requiring some form of personal identification prior to acting on instructions;
•providing written confirmation of the transaction; and/or
•tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawals in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, on the application, you select one of the two Death Benefit options we offer.
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Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.49% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:
•the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the impact of partial withdrawals, periodic withdrawals, surrenders and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.69% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 1 provides for the return of Annuity Account Value (minus any Premium Tax) rather than the greater of Annuity Account Value or the sum of Contributions. Annuity Account Value could exceed the sum of Contributions, for example, if the investment markets generally are in a growth state. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to exceed the total amount of Contributions. If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the Annuity Account Value, which in this case exceeds the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any). If you had selected Death Benefit Option 2 in this example, your Beneficiary would also receive the Annuity Account Value (minus any Premium Tax), but you would have paid a higher M&E Charge for the duration of the Contract.
Option 2 provides for the return of Contributions (minus any Premium Tax) in the event that amount is greater than the Annuity Account Value. This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you had selected Death Benefit Option 2 in this example, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any). If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
See “Restricted Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•payout in a single sum, or
•payout under any of the variable annuity options provided under this Contract.
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In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, but qualifies as an EDB, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•such annuity is distributed in substantially equal installments over the life or life expectancy of the EDB or over a period not extending beyond the life expectancy of the EDB; and
•such distributions begin not later than one year after the Owner’s date of death.
See “Restricted Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
If Great-West does not receive an election from a non-Spouse EDB to begin substantially equal installments prior to one year after the Owner’s date of death, or the non-Spouse Beneficiary is not an EDB, then the entire amount must be distributed within ten years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date, regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.
A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.
Restricted Beneficiary Payout Options
You may also pre-select the form of Death Benefit payout that a specific Beneficiary or Contingent Beneficiary may receive (“Restricted Beneficiary Payout Options”). Restricted Beneficiary Payout Options allow the Owner to choose the percent of a lump sum payment of the applicable Death Benefit (from 0% to 100%) that may be accessed by a specific Beneficiary or Contingent Beneficiary, and/or which of the payout options provided under the Contract must apply to a specific Beneficiary or Contingent Beneficiary upon the Owner’s death. You may select Restricted Beneficiary Payout Options at Contract issuance or at a later time.
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Restricted Beneficiary Payout Options are only available to Contracts owned by natural persons or Grantor Trusts. Requests for Restricted Beneficiary Payout Options must be submitted in writing and signed by the Owner (including the Joint Owner, if applicable), and may be modified or cancelled at any time by the Owner prior to the Annuity Commencement Date or Owner’s death. Restricted Beneficiary Payout Options only become irrevocable upon the death of the Owner, and if applicable, the Joint Owner. Assignment of the Contract or transfer of Contract ownership while the Owner is still alive will result in cancellation of all Restricted Beneficiary Payout Options.
Restricted Beneficiary Payout Options may not be selected for Contracts owned by Joint Owners unless both Joint Owners request in writing. Restricted Beneficiary Payout Options may allow restrictions to be placed on a surviving Spouse who is not a Joint Owner, such as restricting the type of death benefit received or designating someone other than the Spouse as Beneficiary, and may impact the ability of a surviving Spouse who is not a Joint Owner to become Owner of the Contract. Restricted Beneficiary Payout Options may have adverse or unintended tax or financial consequences on a surviving Spouse who is not a Joint Owner if the surviving Spouse is not the designated Beneficiary because the surviving Spouse would not be entitled to receive Death Benefits or have the ability to become Owner of the Contract.
Restricted Beneficiary Payout Options are irrevocable upon the death of the Owner, and if applicable, the Joint Owner, and cannot be changed by a non-Owner unless required under the Code or other applicable law. Under the Code, Death Benefit payments must begin within one year of the date the Death Benefit becomes payable for Non-Qualified Contracts, and by no later than December 31 of the year following the year in which the Death Benefit becomes payable for Qualified Contracts. Failure to adhere to this timing may prevent us from giving effect to Restricted Beneficiary Payout Options. Failure to provide Proof of Death to us may cause a delay in beginning payments, force amendment to payout options selected, or nullify Restricted Beneficiary Payout Options.
We reserve the right to modify or cancel any Restricted Beneficiary Payout Options in order to comply with requirements of the Code, and/or other applicable state and federal laws, rules, and regulations. All Death Benefit payments will be made in compliance with the Code, and/or other applicable state and federal laws, rules, and regulations governing death benefit payouts, including those affecting minor Beneficiaries.
You should consult with a competent advisor regarding whether Restricted Beneficiary Payout Options are suitable for your needs.
This feature is available under your existing Contract if you acquired your Contract before May 1, 2019, as well as for new Contracts. If you are interested in the Restricted Beneficiary Payout Options feature, please contact the Service Center to elect the endorsement.
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
(For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.)
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
(1)
 If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Funds will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account;

(2)
 If the Owner died on or before December 31, 2019: If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Funds will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Portfolio Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.
 If the Owner dies after December 31, 2019: If a non-Spouse individual who qualifies as an EDB is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual EDB may elect to receive the Death Benefit either in a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the EDB; and (b) such distributions begin no later than one
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year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse EDB to begin substantially equal installments no later than one year after the Owner’s date of death or the Non-Spouse Beneficiary is not an EDB, then the entire amount must be distributed within ten years of the Owner’s date of death.
See “Restricted Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.
If a Joint Annuitant is named, any reference below to death of the Annuitant means the death of the last surviving Joint Annuitant and the rules below regarding “Death of Owner Who is Not the Annuitant” will apply upon the death of the Owner rather than the rules below regarding the “Death of Owner Who Is the Annuitant.”
Death of Annuitant Who is Not the Owner of the Contract
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, no Death Benefit will be payable and the Owner (or the Grantor, if the Owner is a Grantor Trust) will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at any time, as provided in the Contract.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant died on or before December 31, 2019, after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
If the Annuitant dies after December 31, 2019 after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable to an EDB may be distributed to the EDB in substantially equal installments over the life or life expectancyof the EDB, provided the EDB makes such election and such distributions begin no later than one year after the Annuitant’s date of death; otherwise, the entire benefit amount must be distributed within ten years of the Annuitant’s date of death. If the Beneficiary is not an EDB, then the entire benefit amount must be distributed within ten years of the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
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If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant died on or before December 31, 2019 and after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
If the Owner/Annuitant dies after December 31, 2019 and after the Annuity Commencement Date, any benefit payable to an EDB must be distributed to the EDB in substantially equal installments over the life or life expectancy of the EDB provided the EDB makes such election and such distributions begin no later than one year after the Owner/Annuitant’s date of death; otherwise, the entire benefit amount must be distributed within ten years after the Owner/Annuitant’s date of death. If the Beneficiary is not an EDB, then the entire benefit amount must be distributed within ten years of the Owner/Annuitant’s date of death.
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. Please note you are not required to designate a Contingent Annuitant.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
Numerical Example
Sum of Contract and GLWB Rider Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.
Distribution of Death Benefit for Non-Qualified Stretch Annuities
(For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.)
If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:
(1)
 If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.
(2)
 In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.
Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:
(1)
 If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or
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(2)
 If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).
The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.
If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.
See “Restricted Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Ownership and Assignment
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
In certain states the Contract permits you to change the Owner of the Contract. In such case you may change the Owner any time before the Owner’s death. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. In these states, a change in the Owner of the Contract will result in termination of the GLWB Rider if the Covered Person(s) is/are changed. See “Termination of the GLWB Rider” below. You should discuss with a competent tax advisor how changes in ownership would impact your benefits under the Contract.
Grantor Trust Owned Annuity
We will issue the Contract to Grantor Trusts. Ownership may later be changed to a Grantor Trust after Contract issuance. We will allow a Grantor Trust to be the Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date. When the Contract is issued to a Grantor Trust, a Grantor of the trust must be an Annuitant, and the Grantor’s spouse may be named as a Joint Annuitant. The Annuitant(s) may not be changed. Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth IRA annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or a Roth IRA annuity under Section 408A of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor(s), the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract.
Non-Grantor Trust Owned Annuity
We will issue the Contract to Non-Grantor Trusts. Ownership may later be changed to a Non-Grantor Trust by endorsement after Contract issuance. Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. We will issue this Contract only to a Non-Grantor Trust that holds the Contract as agent for a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
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If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Also, if a Non-Grantor Trust owns the Contract, then the Owner will at all times be the Beneficiary. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust. A Non-Grantor Trust cannot own a Qualified Contract.
A Non-Grantor Trust owned annuity is not available under your existing Contract if you acquired the Contract before May 1, 2019. If you are interested in the Non-Grantor Trust endorsement, please contact the Service Center to discuss availability of the endorsement by exchange of your Contract for one issued after May 1, 2019.
Non-Qualified Stretch Annuities
A Contract may be acquired as a Non-Qualified Stretch Annuity, only by a natural person beneficiary of a non-qualified annuity contract (the “Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of the owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.
A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.
Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.
Non-Qualified Stretch Annuity ownership is not available under your existing Contract if you acquired the Contract before May 1, 2019. If you are interested in the Non-Qualified Stretch Annuity endorsement, please contact the Service Center to discuss availability of the endorsement by exchange of your Contract for one issued after May 1, 2019.
Inherited IRAs
The Contract may only be acquired by a natural person beneficiary of the original contract upon the original owner’s death. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to an Income Strategy. You should consult with a qualified tax professional before acquiring the Contract as an inherited IRA.
Inherited IRA annuity ownership is available for existing Contracts acquired before May 1, 2019, as well as for new Contracts. If you are interested in owning the Contract as an Inherited IRA, please contact the Service Center to discuss availability by exchange of your Contract.
Joint Annuitants
If the Contract is a Non-Qualified Annuity Contract, you are permitted to name a Joint Annuitant. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date. Joint Annuitants must be one another’s Spouse as of the Effective Date.
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
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As more fully described below, charges under the Contract are assessed only as deductions for:
•Premium Tax, if applicable; and/or
•charges against your Annuity Account Value for our assumption of mortality and expense risks; and/or
•Guarantee Benefit Fee, if applicable.
The Contract may be available for use with investment accounts at eligible broker/dealers and Consultants that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should ask your Consultant for more details.
Mortality and Expense Risk Charge
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.49%. We guarantee that this charge will never increase beyond 0.49%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.69%. We guarantee that this charge will never increase beyond 0.69%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include any profits from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus. You bear these costs indirectly when you allocate to a Sub-Account.
Some of the Portfolios’ investment advisers or administrators may compensate Protective for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub- Accounts and generally may range up to 0.35% annually of net assets.
Prior to October 5, 2020, GWFS Equities Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West, served as the principal underwriter and distributor of the Contract. After October 5, 2020, the principal underwriter and distributor of the Contract is Investment Distributors, Inc. (“IDI”), a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI is a Tennessee corporation and was established in 1993.
IDI may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If IDI receives Rule 12b-1 fees, combined compensation received by Protective for administrative services and received by IDI for distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts. Due to the varying nature of this
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compensation, the annual rate paid under this fee alternative is higher for certain Sub-Accounts than for other Sub-Accounts. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts annually of the assets invested in the relevant Sub-Accounts.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Periodic Withdrawals
You may Request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.
In Requesting periodic withdrawals, you must elect:
•The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•A minimum withdrawal amount of at least $100;
•The calendar day of the month on which withdrawals will begin;
•One of the periodic withdrawal payout options discussed below  —  you may change the withdrawal option and/or the frequency once each calendar year; and
•The type of allocation of withdrawals from the Investment Segment Sub-Accounts
•Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or
•Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•You may continue to exercise all contractual rights.
•You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•The amount elected to be paid under the option selected has been reduced to zero.
•The Investment Segment Account Value is zero.
•You Request that withdrawals stop.
•You purchase an annuity payout option.
•The Owner dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1∕2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
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Income for a specified period (at least 36 months) — You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose. The amount paid will also vary as a result of investment performance.
Income of a specified amount (at least 36 months) — You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. The duration may also vary as a result of investment performance.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” above.
Annuity Payouts From the Investment Segment
You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under the GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized. Once Installments under the GLWB Rider have begun, the Income Segment cannot be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period — This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period — This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.
Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts, but you may continue to Transfer among and between Sub-Accounts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
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Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest us from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.
If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.
If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant on the same schedule as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.
If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.
For complete descriptions, see the Distribution of Death Benefit section above.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts or Annuity Account, if applicable. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Segment Only)
Once payouts start from the Investment Segment under the annuity payout option you select:
•no changes can be made in the payout option;
•no additional Contributions to the Investment Segment will be accepted under the Contract; and
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•no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If on the Annuity Commencement Date we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.
Guaranteed Lifetime Withdrawal Benefit
On any business day prior to your 86th birthday, you have the option of electing the GLWB rider by either allocating Contributions to one or more Covered Funds in the Income Segment at your direction, or by Transferring all or part of your Investment Segment Account Value to one or more Covered Funds in the Income Segment at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Segment when electing the GLWB Rider. You are under no obligation to elect the GLWB Rider. If you choose to elect the GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Segment Sub-Account options), or you may wait to elect the GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.
For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base. Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
The current Rate Sheet Supplement may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194099. You may contact us at the Service Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194099.
All guarantees are subject to the claims paying ability of Great-West.
GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in any Covered Funds in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or making Transfers of Investment Segment Account Value to the Covered Funds on any Business Day, as long as you are younger than age 86 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end by means of the cancellation of Accumulation Units. The Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017), subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund
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Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon thirty (30) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Funds. The current Guarantee Benefit Fee is 0.95% of the Covered Fund Value (for applications signed before May 1, 2017) or 0.90% of the Benefit Base (for applications signed on or after May 1, 2017) held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee for any reason, including but not limited to, current market conditions, Owner demand, and changes in the design, upon thirty (30) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund Value (for applications signed before May 1, 2017) or less than 0.00% or greater than 1.50% of your Benefit Base (for applications signed on or after May 1, 2017). We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality and persistency. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion and for any reason, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee.
Unless otherwise stated, any change to the fee will affect all assets in the Covered Funds in the Income Segment.
If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Covered Funds
The GLWB Rider provides protection relating to your Covered Funds by ensuring that, regardless of how your Covered Funds actually perform or the actual Covered Fund Value when you begin your GAWs for retirement or other purposes, you will receive predictable income payments for as long as you live so long as specified conditions are met.
The Covered Funds may be managed in a more conservative fashion than other Portfolios available to you, which may reduce overall volatility in investment performance, may reduce investment returns and may reduce the likelihood that we will be required to make payments under the GLWB Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Rider. If you do not purchase the GLWB Rider, it is possible that you may invest in other Portfolios that experience higher growth or lower losses, depending on the market, than the Covered Funds’ experience. It is impossible to know how various investments will fare on a comparative basis.
We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under the GLWB Rider, or otherwise. If such a change is required, we will notify you in writing prior to the effective date of such change (generally 90 calendar days unless we are required to give less notice) to allow you to reallocate your Covered Fund Value to maintain your GLWB Rider benefits. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under the Rider unless and until you transfer assets out of the Covered Fund or terminate your Contract, in which case your GLWB Rider will terminate. If you are investing via an Automatic Bank Draft Plan to the closing Covered Fund or utilizing an automatic custom transfer feature such as dollar cost averaging involving the closing Covered Fund, you should contact an annuity account representative to make alternate arrangements. Also, see the sections “Addition, Deletion or Substitution of Sub-Accounts” and “Dollar Cost Averaging,” below.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or your Benefit Base (for applications signed on or after May 1, 2017) as of the date the fee is deducted each quarter.
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The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Funds. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Funds in the Income Segment on the GLWB Rider Election Date.
•We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund.
•We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.
•On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)
•On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your current Covered Fund Value if an age reset calculation results in a higher GAW amount (see “Reset of the GAW% During the GAW Phase,” below).
A few things to keep in mind regarding the Benefit Base:
•The Benefit Base is used only for purposes of calculating the Guarantee Benefit Fee, and calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.
•It is important that you do not confuse your Benefit Base with the Covered Fund Value.
•During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
In the event that Great-West requires a Transfer from a Covered Fund as a result of that Covered Fund being eliminated or liquidated, your Benefit Base will be preserved and your Covered Fund Value will be Transferred to a replacement Covered Fund.
Subsequent Contributions to Your Covered Funds
During the GLWB Accumulation Phase and the GAW Phase, you may make additional GLWB Rider Contributions to the Covered Funds in addition to your initial GLWB Rider Contribution. Any subsequent GLWB Rider Contribution is subject to any minimum investment or Transfer requirements imposed by the Contract. Please see the Covered Fund prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.
We reserve the right to reject additional GLWB Rider Contributions at any time for any reason (see Rights Reserved by Great-West, below). Great-West will provide you with 30 days prior written notice if it determines not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.
Annual Adjustments to Your Benefit Base
During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•your current Benefit Base; or
•your current Covered Fund Value.
It is important to be aware that even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund performance.
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It is important to note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Segment Covered Funds to any Investment Segment Portfolio. The Contract currently offers four Covered Funds. Great- West may make additional or fewer Covered Funds available to Contract Owners in the future.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from any Covered Fund to any other Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount out of the GLWB Rider, then you will be prohibited from making any Transfers into the GLWB Rider for at least ninety (90) calendar days.
Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount = $10,000
Covered Fund Value after adjustment = $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Funds
Neither the Guarantee Benefit Fee, the M&E Charge, nor any Consultant fees or charges assessed to the Covered Fund Value, as directed by you or your Consultant on your behalf and as agreed to by Great-West, shall be treated as an Excess Withdrawal, subject to the limitation described in this section.
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You may make a withdrawal of up to 1.5% annually of the Covered Fund Value to pay for asset management or advisory service fees associated with the Income Segment without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% annually of the Covered Fund Value, and the entire amount of the fees are withdrawn from the Covered Fund Value, the amount withdrawn above the 1.5% annual limit will be considered an Excess Withdrawal and will reduce the Benefit Base as described above. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid being considered an Excess Withdrawal thus reducing your benefits under the GLWB Rider.
Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1∕2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1∕2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value shall be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary shall become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the non-Spouse Beneficiary.
When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.
If the Owner has elected a Restricted Beneficiary Payout Option and a Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1∕2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered
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Person(s) is 59 1∕2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1∕2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59 1∕2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your Consultant or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
It is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a Reset of the GAW%. See “Reset of the GAW% During the GAW Phase” below.
To calculate the GAW for applications signed on or after May 1, 2020, on the Initial Installment Date we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract. For Contracts signed before May 1, 2020, see the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”. Unless otherwise requested, the amount of the initial Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW.
It is important to note that Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Calculation of GAW Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Service Center.
Numerical Examples of the Guaranteed Annual Withdrawal
(GAW% and Joint GAW% rates used in these examples are for illustration purposes only. The rates applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
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Scenario #1: 66 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW% = 5.00%
GAW = $4,000 ($80,000 x 5.00%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW% = 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for dollar basis.
Installment Frequency Options
Your Installment Frequency Options are as follows:
(a)
 Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.
(b)
 Semi-Annual – one half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.
(c)
 Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.
(d)
 Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.
You may request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Great-West may allow Installments that in total over the year are less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future GAW amounts.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
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Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to making any withdrawals.
Ratchet to Benefit Base During the GAW Phase
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a)
 the current Benefit Base; or
(b)
 the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Service Center.
Reset of the GAW% During the GAW Phase
Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base Cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Service Center.
If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the Reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to Reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
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Numerical Example When Reset is Beneficial:
Age at Initial Installment Date = 60
Attained Age = 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date = 4%
Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 5.5% x $120,000 = $6,600

So New GAW is $6,600
New Benefit Base is $120,000
New GAW% of 5.5% will take effect.
Numerical Example When Reset is NOT Beneficial:
Age at Initial Installment Date = 60
Attained Age = 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet = 4%
Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 5.5% x $75,000 = $4,125

So Because $4,125 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
Additional GLWB Rider Contributions During the GAW Phase
Additional GLWB Rider Contributions made after the Initial Installment Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made and will increase the GAW amount for the current year.
To calculate the new GAW amount, we multiply the new Benefit Base by the current GAW%.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Service Center.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Portfolio Sub-Account. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Restricted Beneficiary Payout Option, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
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If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable state law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s Beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If the surviving Covered Person/Beneficiary becomes the sole Owner, then he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value shall be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
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Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner makes a Request for a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive without the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example:
Covered Fund Value before GAW =	$55,500
Benefit Base =	$100,000
GAW % =	5.5%
GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500
Excess Withdrawal =	$10,500 – $5,500 = $5,000
Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000
Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90
Adjusted Benefit Base =	$100,000 x 0.90 = $90,000
Adjusted GAW Amount =	$90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement Phase. During the Settlement Phase, Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.
Distributions and Transfers are not permitted during the Settlement Phase.
During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the Rider will terminate and no Installments will be paid to the Beneficiary.
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Divorce and the Income Segment
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the current Contract will be maintained and a new Contract will be issued to the former Spouse, with the Owner and the former Spouse each being the Covered Person under his/her own Contract. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date shall be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become and Owner and receive his or her proportional GAWs.
Pursuant to the agreement or decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
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In the alternative, the former Spouse may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.
Termination of the GLWB Rider
The GLWB Rider will automatically terminate upon the earliest of:
a)
 the date of death of the Owner if there is no surviving Covered Person;
b)
 the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;
c)
 the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;
d)
 the date there is no longer a Covered Person under the GLWB Rider;
e)
 the date the Contract is terminated;
f)
 the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
g)
 the Annuity Commencement Date, if no Installments have been taken; or
h)
 In those states that the Contract permits you to change the Owner of the Contract or assign the Contract, the date a Non-Qualified Annuity Contract and Rider are assigned to a new Owner if the Covered Person(s) is/are changed.
If the GLWB is cancelled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB shall terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the GLWB Rider until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date shall be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.
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We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.
You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
The applicable GAW% and Joint GAW% are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider. If you would like more information on the GLWB Rider, the GAW%, or the Joint GAW% applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Service Center.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.
You should consult a tax advisor for further information.
Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected).
Under a Grantor Trust, the Grantor(s), who must be a natural person(s), is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year until all or part of the Annuity Account Value is distributed. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.
This rule also does not apply where:
•The Contract is acquired by the estate of a decedent.
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•The Contract is a qualified funding asset for a structured settlement.
•The Contract is an immediate annuity.
You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
The following discussion generally applies to a Contract owned by a natural person.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017) as a deemed withdrawal from the contract subject to current income tax to the extent the Annuity Account Value exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•Made on or after the date on which the Owner reaches age 59 1∕2.
•Made as a result of death or disability of the Owner.
•Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts.
For more details regarding this penalty tax and other exemptions that may be applicable, including those related to COVID-19, consult a competent tax advisor.
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Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
•If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.
•If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
See the discussion below for Required Minimum Distributions from Qualified Annuity Contracts.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Funds or the Portfolios, we expect that the Covered Funds and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
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Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
1.
 The period of time in which cash cannot be withdrawn from either contract after a partial transfer is 180 days, and
2.
 Annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Assignment, Transfer or Exchange of the Contract
Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
In certain states, the Contract permits you to assign your interest in the Contract. In such states, you must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. In these states, an assignment of the Contract will result in termination of the GLWB Rider if the Covered Person(s) is/are changed. See “Termination of the GLWB Rider” above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Assignment or transfer of Ownership while the Owner is still alive will result in cancellation of any Restricted Beneficiary Payout Options chosen by the Owner. See “Restricted Beneficiary Payout Options” above for more information.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the investment income surtax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult the impact of the Investment Income Surtax on you with a competent tax advisor.
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Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated as a marriage under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code or Roth Individual Retirement Annuities under section 408A of the Code:
•Only the Owner may be the Annuitant of the Contract;
•Only one Owner may be established under the Contract;
•The Contract must be established for the exclusive benefit of the Owner and the Beneficiary;
•The entire interest of the Owner must be non-forfeitable;
•The Contract must be non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.
•Separate records must be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Code Section 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions shall not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
You have sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code, as detailed below. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund Value.
The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount.
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract shall be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
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The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date. If the Owner was born before July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1∕2. If the Owner was born on or after July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 72. For that year, and each succeeding year, a distribution must also be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:
(a)
 a single sum payment;
(b)
 equal or substantially equal payments no less frequently than annually over the life of the Owner;
(c)
 equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
(d)
 equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
(e)
 equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder shall be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
The Coronavirus Aid, Relief and Economic Security (CARES) Act waived the required minimum distribution rules for calendar year 2020 for (1) plans (including 401(k) plans) qualified under Code Section 401, (2) defined contribution plans described in Code Sections 403(a) and 403(b), (3) eligible governmental defined contribution plans described in Code Section 457(b) and (4) Individual Retirement Accounts and Individual Retirement Annuities described in Code Section 408. In addition, distributions which were required to be made in calendar year 2020 by reason of a required beginning date occurring in such calendar year and such distribution not having been made before January 1, 2020 are also waived.
Distributions Upon Death in Qualified Annuity Contracts
Distributions for deaths that occurred before December 31, 2019 where distributions had begun before death. If the Owner died after distributions had begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions for deaths that occurred before December 31, 2019 where distributions had not begun before death. If the Owner died before distributions had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:
1)
 If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)
 If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above, must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1∕2;
3)
 If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Distributions for deaths occurring after December 31, 2019. If the Owner dies after December 31, 2019, distribution of the individual’s entire interest shall be completed by December 31 of the calendar year containing the tenth anniversary of the individual’s death unless the Beneficiary qualifies as an EDB (see “Definitions” section of this Prospectus) and makes an election to receive distribution in accordance with (1) or (2) below:
1)
 If the Owner’s interest is payable to an EDB, then, subject to the requirements set forth in Code Section 401(a)(9)(E)(ii), the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain
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not greater than the life expectancy of the EDB commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.
2)
 If the EDB is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 72.
3)
 If the EDB is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the EDB’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.
Distribution of the Contracts
Prior to December 14, 2020, we offered the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS, which we assigned to IDI. Contracts were sold to clients of registered investment advisers in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.
Prior to October 5, 2020, GWFS, an affiliate of Great-West served as the principal underwriter and distributor of the Contracts. GWFS is registered with the SEC under the Exchange Act as a broker/dealer and is a member of FINRA. Its principal business address is 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Since October 5, 2020, IDI has served as principal underwriter and distributor of the Contracts. IDI is registered with the SEC as a broker-dealer under the Exchange Act and is a member of FINRA. IDI is a Tennessee corporation and was established in 1993. IDI’s home office shares the same address as Protective Life at 2801 Highway 280 South, Birmingham, Alabama 35223.
Beginning October 5, 2020, Protective assumed responsibility from Great-West for paying compensation to Schwab for the promotion and sales of the Conract. The sources used to fund the compensation have not changed but are now controlled and managed through Protective.
Protective (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract as described below. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab an annual fee equal to 0.14% of average daily Series Account assets. In addition, the Company pays Schwab amounts it receives from Portfolios for providing administrative and distribution related services. These amounts vary from Portfolio to Portfolio, but the combined compensation generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts. Due to the varying nature of this compensation, the annual rate paid under this fee alternative is higher for certain Sub-Accounts than for other Sub-Accounts. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations.
You should ask your Consultant or other Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.
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Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions, or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•To cease offering existing variable annuity payout options or offer other variable annuity payout options.
•To cease accepting Contributions at any time for any reason.
•To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•To change the time or time of day that a Valuation Date is deemed to have ended.
•To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
•To limit the number of Contracts that you may purchase.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
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Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields, P.A.
Commodity Exchange Act
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) cyber-attacks and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Owner information, and unintentional events and occurrences. Such system failures, cyber-attacks and similar incidents or events affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Annuity Account Value. For instance, system failures, cyber-attacks and similar incidents or events may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release, loss and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Portfolios or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Contract due to cyber-attacks, information security breaches or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Electronic Delivery of Information
Great-West will deliver information electronically only if the Owner has consented to receiving information in electronic form. We will use reasonable procedures to maintain the security of electronically delivered information. Information will be considered to be delivered to the Owner when an e-mail is received. If the Owner consents to receipt of information by electronic means, the Owner agrees to provide an e-mail address to Great-West and to keep that e-mail address current. Upon notice to the Owner, Great-West reserves the right to modify, suspend or terminate delivery of information in electronic form at any time. The Owner may terminate delivery of information in electronic form at any time by notifying the Retirement Operations Resource Center in writing. If electronic delivery of information is terminated, then such information will be delivered by mail at no charge.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
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Independent Auditors
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Service Center
Regular Mail:
P.O. Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:
2801 Highway 280 South
Birmingham, Alabama 35223
(800) 838-0650
The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•general information;
•Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•calculation of annuity payouts;
•services;
•withholding;
•financial statements; and
•historical guaranteed annual withdrawal percentages.
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APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (0.49)	2020	2019	2018	2017	2016	2015	2014
AB VPS GROWTH & INCOME
Value at beginning of period	16.33	13.24	14.10	11.91	10.76	10.00
Value at end of period	16.69	16.33	13.24	14.10	11.91	10.76
Number of accumulation units outstanding at end of period	38,584	32,780	32,112	21,127	35,460	24,181
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	12.12	9.55	11.62	8.65	9.34	9.56	10.00
Value at end of period	15.68	12.12	9.55	11.62	8.65	9.34	9.56
Number of accumulation units outstanding at end of period	16,199	16,851	16,851	17,738	26,849	10,593	971
AB VPS LARGE CAP GROWTH
Value at beginning of period	22.81	16.76	16.20	12.10	12.03	10.00
Value at end of period	30.75	22.81	16.76	16.20	12.10	12.03
Number of accumulation units outstanding at end of period	93,198	84,060	120,592	73,580	8,949	4,773
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	13.94	11.66	13.79	12.25	9.84	10.00
Value at end of period	14.34	13.94	11.66	13.79	12.25	9.84
Number of accumulation units outstanding at end of period	21,150	14,540	13,102	15,781	14,657	15,040
ALGER CAPITAL APPRECIATION
Value at beginning of period	17.26	12.99	13.06	10.01	10.01	10.00
Value at end of period	24.35	17.26	12.99	13.06	10.01	10.01
Number of accumulation units outstanding at end of period	99,977	39,922	40,594	46,826	31,550	15,367
ALGER LARGE CAP GROWTH
Value at beginning of period	17.62	13.90	13.66	10.69	10.83	10.70	10.00
Value at end of period	29.29	17.62	13.90	13.66	10.69	10.83	10.70
Number of accumulation units outstanding at end of period	33,481	35,110	41,163	40,805	59,510	40,963	12,087
ALGER MID CAP GROWTH
Value at beginning of period	16.06	12.39	13.46	10.42	10.37	10.00
Value at end of period	26.32	16.06	12.39	13.46	10.42	10.37
Number of accumulation units outstanding at end of period	1,276	1,276	1,276	1,276	1,276	0
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Value at beginning of period	16.13	11.55	13.22	10.59	10.00
Value at end of period	17.59	16.13	11.55	13.22	10.59
Number of accumulation units outstanding at end of period	2,054	2,003	1,699	2,536	364
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	14.01	11.74	12.27	10.83	10.17	10.49	10.00
Value at end of period	15.69	14.01	11.74	12.27	10.83	10.17	10.49
Number of accumulation units outstanding at end of period	65,556	72,932	56,884	66,818	63,129	175,896	102,501
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	15.55	12.61	13.60	11.35	10.05	10.70	10.00
Value at end of period	17.30	15.55	12.61	13.60	11.35	10.05	10.70
Number of accumulation units outstanding at end of period	71,182	67,679	55,791	36,256	34,455	19,664	166
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	12.40	9.70	11.50	8.81	9.37	9.34	10.00
Value at end of period	15.53	12.40	9.70	11.50	8.81	9.37	9.34
Number of accumulation units outstanding at end of period	55,769	39,602	38,929	34,754	23,951	7,693	2,353
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	16.13	12.56	14.51	13.08	10.71	10.00
Value at end of period	16.23	16.13	12.56	14.51	13.08	10.71

INVESTMENT DIVISION (0.49)	2020	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	60,831	54,355	55,949	44,321	40,982	13,661
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	15.15	11.99	13.26	12.25	10.22	10.69	10.00
Value at end of period	15.23	15.15	11.99	13.26	12.25	10.22	10.69
Number of accumulation units outstanding at end of period	156,356	119,636	83,927	67,240	72,895	46,088	13,148
AMERICAN FUNDS IS GLOBAL GROWTH
Value at beginning of period	17.54	13.00	14.32	10.92	10.88	10.20	10.00
Value at end of period	22.83	17.54	13.00	14.32	10.92	10.88	10.20
Number of accumulation units outstanding at end of period	76,292	93,219	73,398	54,962	44,747	31,658	1,375
AMERICAN FUNDS IS GROWTH-INCOME
Value at beginning of period	11.87	9.48	10.00
Value at end of period	13.38	11.87	9.48
Number of accumulation units outstanding at end of period	166,203	152,450	115,242
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	12.26	10.03	11.60	10.00
Value at end of period	13.91	12.26	10.03	11.60
Number of accumulation units outstanding at end of period	143,663	128,823	88,494	24,458
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	14.68	11.43	13.36	10.37	10.00
Value at end of period	18.06	14.68	11.43	13.36	10.37
Number of accumulation units outstanding at end of period	165,080	169,418	140,222	29,836	10,137
BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND
Value at beginning of period	10.80	10.00
Value at end of period	12.29	10.80
Number of accumulation units outstanding at end of period	15,272	14,702
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	12.48	10.63	11.53	10.17	9.82	9.94	10.00
Value at end of period	15.03	12.48	10.63	11.53	10.17	9.82	9.94
Number of accumulation units outstanding at end of period	165,864	201,577	178,311	136,355	103,738	68,731	34,608
BNY MELLON IP MIDCAP STOCK PORTFOLIO
Value at beginning of period	13.88	11.61	13.80	12.02	10.46	10.76	10.00
Value at end of period	14.94	13.88	11.61	13.80	12.02	10.46	10.76
Number of accumulation units outstanding at end of period	22,642	24,407	25,607	8,533	6,526	6,526	1,165
BNY MELLON VIF APPRECIATION PORTFOLIO
Value at beginning of period	17.13	12.65	13.65	10.77	10.03	10.00
Value at end of period	21.09	17.13	12.65	13.65	10.77	10.03
Number of accumulation units outstanding at end of period	41	41	41	41	41	41
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
Value at beginning of period	17.15	13.35	14.07	11.81	10.79	10.00
Value at end of period	21.27	17.15	13.35	14.07	11.81	10.79
Number of accumulation units outstanding at end of period	20,043	26,571	21,540	18,962	18,412	15,037
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	12.57	9.56	10.00
Value at end of period	16.36	12.57	9.56
Number of accumulation units outstanding at end of period	4,289	6,820	4,829
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	14.32	10.82	12.43	11.08	10.00
Value at end of period	16.44	14.32	10.82	12.43	11.08
Number of accumulation units outstanding at end of period	2,910	2,959	0	0	0
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	16.23	12.85	12.49	10.10	9.59
Value at end of period	23.13	16.23	12.85	12.49	10.10
Number of accumulation units outstanding at end of period	58,420	75,021	131,181	69,373	68,137

INVESTMENT DIVISION (0.49)	2020	2019	2018	2017	2016	2015	2014
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	17.21	12.76	13.38	10.52	10.00
Value at end of period	23.02	17.21	12.76	13.38	10.52
Number of accumulation units outstanding at end of period	67,914	27,082	22,820	7,277	1,704
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	28.21	18.29	20.08	14.95	12.63	10.00
Value at end of period	40.92	28.21	18.29	20.08	14.95	12.63
Number of accumulation units outstanding at end of period	7,536	4,928	4,393	1,585	438	1,796
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	13.84	11.50	14.12	12.45	9.42	10.11	10.00
Value at end of period	14.96	13.84	11.50	14.12	12.45	9.42	10.11
Number of accumulation units outstanding at end of period	5,237	5,237	5,567	5,755	6,715	7,603	177
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	12.31	10.08	12.04	8.60	7.59	8.92	10.00
Value at end of period	15.32	12.31	10.08	12.04	8.60	7.59	8.92
Number of accumulation units outstanding at end of period	85,859	78,756	63,125	33,528	12,874	7,528	1,408
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	9.81	8.26	10.00
Value at end of period	N/A	9.81	8.26
Number of accumulation units outstanding at end of period	N/A	8,491	0
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	14.77	11.58	13.98	12.54	9.59	10.00
Value at end of period	14.42	14.77	11.58	13.98	12.54	9.59
Number of accumulation units outstanding at end of period	73,642	69,713	51,180	34,651	21,723	13,073
DELAWARE VIP SMID CAP CORE SERIES
Value at beginning of period	17.09	13.25	15.15	12.83	11.90	11.12	10.00
Value at end of period	18.89	17.09	13.25	15.15	12.83	11.90	11.12
Number of accumulation units outstanding at end of period	89,682	26,782	78,006	22,959	13,792	12,420	6,756
DELAWARE VIP VALUE SERIES
Value at beginning of period	12.78	10.70	11.06
Value at end of period	12.77	12.78	10.70
Number of accumulation units outstanding at end of period	49,223	36,184	10,784
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
Value at beginning of period	13.52	11.09	13.25	12.13	9.56	10.14	10.00
Value at end of period	13.99	13.52	11.09	13.25	12.13	9.56	10.14
Number of accumulation units outstanding at end of period	133,156	151,138	136,005	143,827	103,172	63,896	21,419
DWS CAPITAL GROWTH VIP
Value at beginning of period	20.79	15.23	15.56	12.38	11.93	11.04	10.00
Value at end of period	28.77	20.79	15.23	15.56	12.38	11.93	11.04
Number of accumulation units outstanding at end of period	56,591	105,225	49,199	38,356	14,623	13,139	4,213
DWS CORE EQUITY VIP
Value at beginning of period	18.30	14.12	15.04	12.49	11.36	10.00
Value at end of period	21.15	18.30	14.12	15.04	12.49	11.36
Number of accumulation units outstanding at end of period	47,897	36,404	24,547	46,532	43,550	16,811
DWS CROCI® U.S. VIP
Value at beginning of period	13.33	10.07	11.31	9.25	9.72	10.49	10.00
Value at end of period	11.65	13.33	10.07	11.31	9.25	9.72	10.49
Number of accumulation units outstanding at end of period	24,974	26,655	29,206	29,311	38,939	40,000	4,785
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	11.09	9.19	11.62	9.73	9.62	9.56	10.00
Value at end of period	12.95	11.09	9.19	11.62	9.73	9.62	9.56

INVESTMENT DIVISION (0.49)	2020	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	18,587	33,489	23,249	13,011	5,117	200	1,412
DWS SMALL CAP INDEX VIP
Value at beginning of period	15.19	12.19	13.80	12.13	10.07	10.61	10.00
Value at end of period	18.05	15.19	12.19	13.80	12.13	10.07	10.61
Number of accumulation units outstanding at end of period	219,060	160,507	130,498	106,644	72,647	30,252	10,914
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	14.67	12.04	14.00	11.52	10.62	10.76	10.00
Value at end of period	19.00	14.67	12.04	14.00	11.52	10.62	10.76
Number of accumulation units outstanding at end of period	8,560	14,636	16,195	13,609	5,978	5,978	1,199
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	12.99	10.74	12.86	11.69	10.05	10.00
Value at end of period	12.82	12.99	10.74	12.86	11.69	10.05
Number of accumulation units outstanding at end of period	532	2,265	2,915	3,796	3,356	3,264
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.95	10.39	10.40	10.25	10.14	10.14	10.00
Value at end of period	11.47	10.95	10.39	10.40	10.25	10.14	10.14
Number of accumulation units outstanding at end of period	262,978	271,069	130,431	113,253	53,465	21,905	3,021
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	14.28	11.35	13.10	11.89	9.18	9.96	10.00
Value at end of period	14.94	14.28	11.35	13.10	11.89	9.18	9.96
Number of accumulation units outstanding at end of period	42,820	42,512	40,539	9,917	14,276	9,053	382
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
Value at beginning of period	10.69	9.87	10.66	10.16	10.00
Value at end of period	11.35	10.69	9.87	10.66	10.16
Number of accumulation units outstanding at end of period	3,062	3,062	8,477	5,288	0
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	11.28	8.99	10.00
Value at end of period	12.58	11.28	8.99
Number of accumulation units outstanding at end of period	1,989	1,868	1,743
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	12.03	9.72	11.42	9.97	8.87
Value at end of period	13.06	12.03	9.72	11.42	9.97
Number of accumulation units outstanding at end of period	10,010	9,727	0	1,989	0
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.94	10.17	10.00
Value at end of period	11.67	10.94	10.17
Number of accumulation units outstanding at end of period	497,072	343,593	37,721
GREAT-WEST CONSERVATIVE PROFILE FUND
Value at beginning of period	10.78	9.71	10.00
Value at end of period	11.61	10.78	9.71
Number of accumulation units outstanding at end of period	141,757	122,386	99,463
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	10.68	10.00
Value at end of period	11.42	10.68
Number of accumulation units outstanding at end of period	150,321	82,691
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	13.05	11.19	13.05
Value at end of period	N/A	13.05	11.19
Number of accumulation units outstanding at end of period	N/A	4,721	4,577
GREAT-WEST LIFETIME 2015 FUND
Value at beginning of period	10.99	9.59	10.00
Value at end of period	12.14	10.99	9.59
Number of accumulation units outstanding at end of period	1,344	2,804	504

INVESTMENT DIVISION (0.49)	2020	2019	2018	2017	2016	2015	2014
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	11.04	9.53	10.00
Value at end of period	12.23	11.04	9.53
Number of accumulation units outstanding at end of period	512,781	512,781	512,781
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	11.10	9.45	10.00
Value at end of period	12.40	11.10	9.45
Number of accumulation units outstanding at end of period	48,533	31,164	31,164
GREAT-WEST LIFETIME 2050 FUND
Value at beginning of period	11.23	9.04	10.00
Value at end of period	12.73	11.23	9.04
Number of accumulation units outstanding at end of period	4,699	4,699	4,699
GREAT-WEST LIFETIME 2055 FUND
Value at beginning of period	11.20	9.02	10.00
Value at end of period	12.70	11.20	9.02
Number of accumulation units outstanding at end of period	1,882	1,882	1,882
GREAT-WEST MID CAP VALUE FUND
Value at beginning of period	13.95	11.64	13.33	11.45
Value at end of period	13.84	13.95	11.64	13.33
Number of accumulation units outstanding at end of period	3,032	3,268	2,957	2,240
GREAT-WEST MODERATE PROFILE FUND
Value at beginning of period	11.00	9.40	10.00
Value at end of period	12.17	11.00	9.40
Number of accumulation units outstanding at end of period	66,190	66,998	28,435
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	11.09	9.26	10.00
Value at end of period	12.34	11.09	9.26
Number of accumulation units outstanding at end of period	35,637	35,637	15,868
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Value at beginning of period	10.88	9.55	10.00
Value at end of period	11.86	10.88	9.55
Number of accumulation units outstanding at end of period	70,318	88,092	10,391
GREAT-WEST MULTI-SECTOR BOND FUND
Value at beginning of period	11.79	10.61	11.00	10.40	10.00
Value at end of period	12.80	11.79	10.61	11.00	10.40
Number of accumulation units outstanding at end of period	220,450	171,971	125,907	64,094	5,797
GREAT-WEST SECUREFOUNDATION BALANCED FUND
Value at beginning of period	13.60	11.60	12.32	10.96	10.13	10.25	10.00
Value at end of period	15.42	13.60	11.60	12.32	10.96	10.13	10.25
Number of accumulation units outstanding at end of period	872,077	919,821	870,953	760,470	379,760	175,444	29,409
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Value at beginning of period	14.31	10.95	11.27	10.00
Value at end of period	17.67	14.31	10.95	11.27
Number of accumulation units outstanding at end of period	34,962	27,633	13,983	3,827
INVESCO OPPENHEIMER V.I. GLOBAL FUND
Value at beginning of period	15.70	11.97	13.86	10.19	10.23	9.89	10.00
Value at end of period	19.94	15.70	11.97	13.86	10.19	10.23	9.89
Number of accumulation units outstanding at end of period	65,363	69,061	69,893	60,512	51,683	41,200	6,674
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.64	9.10	11.35	9.03	9.27	9.01	10.00
Value at end of period	14.08	11.64	9.10	11.35	9.03	9.27	9.01
Number of accumulation units outstanding at end of period	146,754	166,507	214,885	187,938	125,197	91,197	21,868

INVESTMENT DIVISION (0.49)	2020	2019	2018	2017	2016	2015	2014
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
Value at beginning of period	15.36	12.20	13.67	12.04	10.25	10.00
Value at end of period	18.32	15.36	12.20	13.67	12.04	10.25
Number of accumulation units outstanding at end of period	26,867	22,407	80,238	14,430	12,350	9,433
INVESCO VI COMSTOCK
Value at beginning of period	14.66	11.75	13.45	11.47	9.82	10.50	10.00
Value at end of period	14.46	14.66	11.75	13.45	11.47	9.82	10.50
Number of accumulation units outstanding at end of period	12,278	12,551	27,971	33,032	22,152	12,097	6,048
INVESCO VI GROWTH & INCOME
Value at beginning of period	14.87	11.94	13.85	12.18	10.22	10.60	10.00
Value at end of period	15.11	14.87	11.94	13.85	12.18	10.22	10.60
Number of accumulation units outstanding at end of period	13,264	23,996	28,739	25,389	19,847	20,725	9,021
INVESCO V.I. HIGH YIELD
Value at beginning of period	11.95	10.58	11.00	10.40	9.40	9.75	10.00
Value at end of period	12.28	11.95	10.58	11.00	10.40	9.40	9.75
Number of accumulation units outstanding at end of period	35,349	454,148	34,046	24,870	17,326	8,548	1
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	12.23	9.56	11.30	9.23	9.32	9.59	10.00
Value at end of period	13.87	12.23	9.56	11.30	9.23	9.32	9.59
Number of accumulation units outstanding at end of period	80,293	92,619	77,901	71,658	49,711	44,605	20,427
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	13.56	10.88	12.33	10.78	9.55	10.00
Value at end of period	14.74	13.56	10.88	12.33	10.78	9.55
Number of accumulation units outstanding at end of period	0	0	1,655	1,655	1,655	2,674
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	13.36	10.60	12.55	11.05	9.91	10.54	10.00
Value at end of period	16.91	13.36	10.60	12.55	11.05	9.91	10.54
Number of accumulation units outstanding at end of period	14,599	15,249	15,349	15,529	11,781	12,007	1,556
INVESCO V.I. TECHNOLOGY
Value at beginning of period	20.16	14.91	15.05	11.19	11.33	10.66	10.00
Value at end of period	29.31	20.16	14.91	15.05	11.19	11.33	10.66
Number of accumulation units outstanding at end of period	1,361	1,361	3,978	5,621	2,452	11,695	1,361
IVY VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	10.72	9.08	11.10	9.06	9.00	10.00
Value at end of period	11.44	10.72	9.08	11.10	9.06	9.00
Number of accumulation units outstanding at end of period	105,377	150,690	172,305	137,678	14,805	10,397
JANUS HENDERSON BALANCED
Value at beginning of period	15.62	12.81	12.78	10.85	10.42	10.41	10.00
Value at end of period	17.77	15.62	12.81	12.78	10.85	10.42	10.41
Number of accumulation units outstanding at end of period	478,998	475,091	515,694	445,568	466,530	288,228	20,592
JANUS HENDERSON FLEXIBLE BOND
Value at beginning of period	11.33	10.39	10.55	10.23	10.04	10.06	10.00
Value at end of period	12.46	11.33	10.39	10.55	10.23	10.04	10.06
Number of accumulation units outstanding at end of period	927,548	695,711	697,641	708,808	554,749	293,257	38,557
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	15.33	11.94	12.88	10.19	10.03	10.32	10.00
Value at end of period	18.31	15.33	11.94	12.88	10.19	10.03	10.32
Number of accumulation units outstanding at end of period	14,643	15,805	14,040	12,751	5,137	6,785	1,007
JANUS HENDERSON GLOBAL TECHNOLOGY
Value at beginning of period	26.84	18.58	18.45	12.78	11.24	10.00
Value at end of period	40.37	26.84	18.58	18.45	12.78	11.24
Number of accumulation units outstanding at end of period	24,960	10,994	9,818	5,366	9,900	19,472
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	15.28	12.32	14.06	12.26	10.25	10.88	10.00

INVESTMENT DIVISION (0.49)	2020	2019	2018	2017	2016	2015	2014
Value at end of period	17.28	15.28	12.32	14.06	12.26	10.25	10.88
Number of accumulation units outstanding at end of period	12,071	11,401	9,417	5,473	5,473	5,473	295
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	10.34	8.80	10.85	8.53	7.10	8.92	10.00
Value at end of period	10.16	10.34	8.80	10.85	8.53	7.10	8.92
Number of accumulation units outstanding at end of period	196,339	181,497	155,745	141,297	94,309	58,330	17,943
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	17.52	12.91	13.50	10.66	10.15	10.00
Value at end of period	23.37	17.52	12.91	13.50	10.66	10.15
Number of accumulation units outstanding at end of period	54,477	109,224	58,801	57,553	50,904	42,566
MFS VIT II INTERNATIONAL GROWTH
Value at beginning of period	10.90	10.00
Value at end of period	12.56	10.90
Number of accumulation units outstanding at end of period	32,455	4,674
MFS VIT II INTERNATIONAL INTRINSIC VALUE
Value at beginning of period	14.94	11.95	13.30	10.54	10.20	9.64	10.00
Value at end of period	17.87	14.94	11.95	13.30	10.54	10.20	9.64
Number of accumulation units outstanding at end of period	356,965	343,094	356,127	269,673	226,746	137,358	40,566
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	10.48	10.00
Value at end of period	10.67	10.48
Number of accumulation units outstanding at end of period	5,247	0
MFS VIT III MID CAP VALUE
Value at beginning of period	12.59	9.65	10.95	10.00
Value at end of period	13.01	12.59	9.65	10.95
Number of accumulation units outstanding at end of period	12,889	13,185	14,325	2,195
MFS VIT UTILITIES
Value at beginning of period	13.39	10.78	10.75	9.44	8.52	10.05	10.00
Value at end of period	14.08	13.39	10.78	10.75	9.44	8.52	10.05
Number of accumulation units outstanding at end of period	17,861	35,991	23,666	22,978	22,272	16,776	274
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	12.81	11.06	13.15	11.35	9.84	10.00
Value at end of period	12.39	12.81	11.06	13.15	11.35	9.84
Number of accumulation units outstanding at end of period	9,745	10,340	13,303	10,842	14,739	13,964
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY
Value at beginning of period	14.52	11.62	12.41	10.56	9.68	10.00
Value at end of period	17.23	14.52	11.62	12.41	10.56	9.68
Number of accumulation units outstanding at end of period	41,794	45,523	41,700	65,873	65,879	5,398
NVIT MID CAP INDEX
Value at beginning of period	15.41	12.34	14.03	12.20	10.21	10.56	10.00
Value at end of period	17.30	15.41	12.34	14.03	12.20	10.21	10.56
Number of accumulation units outstanding at end of period	68,134	62,048	61,259	56,962	43,088	23,527	6,181
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	6.06	5.46	6.39	6.29	5.49	7.42	10.00
Value at end of period	6.11	6.06	5.46	6.39	6.29	5.49	7.42
Number of accumulation units outstanding at end of period	58,592	76,847	65,837	64,046	57,250	10,497	3,995
PIMCO VIT EMERGING MARKETS BOND
Value at beginning of period	11.20	9.81	10.35	10.00
Value at end of period	11.89	11.20	9.81	10.35
Number of accumulation units outstanding at end of period	44,658	29,801	30,947	11,820
PIMCO VIT HIGH YIELD
Value at beginning of period	12.74	11.16	11.52	10.86	9.70	9.91	10.00
Value at end of period	13.41	12.74	11.16	11.52	10.86	9.70	9.91

INVESTMENT DIVISION (0.49)	2020	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	581,850	210,602	168,558	243,886	116,322	97,454	39,672
PIMCO VIT LOW DURATION
Value at beginning of period	10.44	10.08	10.10	10.01	9.92	9.94	10.00
Value at end of period	10.70	10.44	10.08	10.10	10.01	9.92	9.94
Number of accumulation units outstanding at end of period	848,283	899,207	756,049	688,659	426,439	276,729	50,642
PIMCO VIT REAL RETURN
Value at beginning of period	10.62	9.84	10.12	9.81	9.37	9.68	10.00
Value at end of period	11.81	10.62	9.84	10.12	9.81	9.37	9.68
Number of accumulation units outstanding at end of period	179,624	168,328	144,052	98,368	64,356	49,909	19,115
PIMCO VIT TOTAL RETURN
Value at beginning of period	11.47	10.64	10.75	10.30	10.08	10.08	10.00
Value at end of period	12.41	11.47	10.64	10.75	10.30	10.08	10.08
Number of accumulation units outstanding at end of period	1,799,298	1,773,549	1,450,844	1,093,650	711,063	465,001	108,182
PIONEER BOND VCT
Value at beginning of period	10.93	10.05	10.00
Value at end of period	11.82	10.93	10.05
Number of accumulation units outstanding at end of period	94,007	93,377	0
PIONEER FUND VCT
Value at beginning of period	17.94	13.73	14.01
Value at end of period	22.19	17.94	13.73
Number of accumulation units outstanding at end of period	67,339	77,266	12,217
PIONEER MID CAP VALUE VCT
Value at beginning of period	13.21	10.36	12.94	11.52	9.96	10.00
Value at end of period	13.39	13.21	10.36	12.94	11.52	9.96
Number of accumulation units outstanding at end of period	1,036	1,106	1,117	1,117	1,539	1,539
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	17.68	13.35	14.35	11.09	10.74	10.62	10.00
Value at end of period	24.49	17.68	13.35	14.35	11.09	10.74	10.62
Number of accumulation units outstanding at end of period	10,444	10,408	14,742	4,844	3,569	3,224	174
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	5.61	5.11	6.29	6.36	5.12	7.23	10.00
Value at end of period	6.24	5.61	5.11	6.29	6.36	5.12	7.23
Number of accumulation units outstanding at end of period	2,604	3,217	3,799	3,838	3,843	6,427	2,488
PUTNAM VT EQUITY INCOME
Value at beginning of period	16.20	12.48	13.71	11.60	10.26	10.00
Value at end of period	17.06	16.20	12.48	13.71	11.60	10.26
Number of accumulation units outstanding at end of period	100,586	148,457	41,047	25,958	14,266	7,057
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	13.22	11.31	12.23	10.62
Value at end of period	14.81	13.22	11.31	12.23
Number of accumulation units outstanding at end of period	1,339	1,572	1,561	1,558
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	16.46	12.70	12.84	11.19	12.68	10.00
Value at end of period	19.05	16.46	12.70	12.84	11.19	12.68
Number of accumulation units outstanding at end of period	6,442	5,734	7,519	3,355	4,168	23,752
PUTNAM VT INCOME
Value at beginning of period	11.54	10.33	10.34	9.81	9.64	10.00
Value at end of period	12.17	11.54	10.33	10.34	9.81	9.64
Number of accumulation units outstanding at end of period	192,540	455,754	121,099	72,409	45,520	22,413
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	12.70	10.16	12.60	9.98	10.00
Value at end of period	14.2	12.70	10.16	12.60	9.98
Number of accumulation units outstanding at end of period	27,791	31,152	19,668	5,074	4,177
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	11.03	9.20	11.19	8.99	8.92	10.00

INVESTMENT DIVISION (0.49)	2020	2019	2018	2017	2016	2015	2014
Value at end of period	11.44	11.03	9.20	11.19	8.99	8.92
Number of accumulation units outstanding at end of period	68,264	48,544	50,400	35,101	23,270	6,659
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	11.20	9.94	10.08	9.94	9.97	10.08	10.00
Value at end of period	10.97	11.20	9.94	10.08	9.94	9.97	10.08
Number of accumulation units outstanding at end of period	47,342	96,938	88,222	81,840	71,379	22,971	3,961
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	17.49	13.32	14.46	11.80	10.55
Value at end of period	20.48	17.49	13.32	14.46	11.80
Number of accumulation units outstanding at end of period	4,206	4,131	2,922	3,012	1,076
ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO
Value at beginning of period	12.35	10.47	11.50	11.00	9.17	10.47	10.00
Value at end of period	11.39	12.35	10.47	11.50	11.00	9.17	10.47
Number of accumulation units outstanding at end of period	120	985	1,046	1,248	2,220	4,164	231
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	10.12	9.97	9.87	9.88	9.92	9.97	10.00
Value at end of period	10.09	10.12	9.97	9.87	9.88	9.92	9.97
Number of accumulation units outstanding at end of period	1,931,772	634,559	1,682,743	433,754	551,968	447,510	197,045
SCHWAB S&P 500 INDEX
Value at beginning of period	18.23	13.93	14.64	12.09	10.88	10.80	10.00
Value at end of period	21.45	18.23	13.93	14.64	12.09	10.88	10.80
Number of accumulation units outstanding at end of period	2,960,125	2,722,882	2,148,081	1,631,648	1,254,295	694,451	144,053
SCHWAB VIT BALANCED PORTFOLIO
Value at beginning of period	12.05	10.59	11.16	10.20	10.00
Value at end of period	12.97	12.05	10.59	11.16	10.20
Number of accumulation units outstanding at end of period	451,954	550,217	423,471	215,366	17,855
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
Value at beginning of period	12.77	10.87	11.71	10.35	10.00
Value at end of period	13.99	12.77	10.87	11.71	10.35
Number of accumulation units outstanding at end of period	427,521	500,814	316,105	194,064	146,607
SCHWAB VIT GROWTH PORTFOLIO
Value at beginning of period	13.42	11.16	12.24	10.50	10.00
Value at end of period	14.87	13.42	11.16	12.24	10.50
Number of accumulation units outstanding at end of period	283,403	225,934	226,627	43,938	4,142
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	20.09	15.66	15.56	12.26	13.76	12.26	10.00
Value at end of period	25.91	20.09	15.66	15.56	12.26	13.76	12.26
Number of accumulation units outstanding at end of period	49,466	43,611	82,477	21,928	17,942	31,962	3,514
TEMPLETON FOREIGN VIP
Value at beginning of period	9.36	8.36	9.93	8.55	8.02	8.62	10.00
Value at end of period	9.20	9.36	8.36	9.93	8.55	8.02	8.62
Number of accumulation units outstanding at end of period	43,389	45,509	55,856	65,250	52,330	29,650	6,705
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	10.05	9.90	9.76	9.63	9.40	9.87	10.00
Value at end of period	9.48	10.05	9.90	9.76	9.63	9.40	9.87
Number of accumulation units outstanding at end of period	249,377	236,593	213,814	157,979	80,562	102,075	34,234
TOUCHSTONE VST BOND FUND
Value at beginning of period	10.83	9.85	10.09	9.78	9.75	9.92	10.00
Value at end of period	11.82	10.83	9.85	10.09	9.78	9.75	9.92
Number of accumulation units outstanding at end of period	34,582	37,627	114,041	115,067	104,279	51,183	27,859
TOUCHSTONE VST COMMON STOCK FUND
Value at beginning of period	16.73	13.07	14.29	11.82	10.67	10.71	10.00
Value at end of period	20.59	16.73	13.07	14.29	11.82	10.67	10.71
Number of accumulation units outstanding at end of period	4,247	6,897	17,214	41,276	40,965	37,016	2,110
TOUCHSTONE VST COMMON STOCK FUND CLASS SC

INVESTMENT DIVISION (0.49)	2020	2019	2018	2017	2016	2015	2014
Value at beginning of period	16.34	12.90	14.09	12.46	11.07	10.91	10.00
Value at end of period	20.08	16.34	12.90	14.09	12.46	11.07	10.91
Number of accumulation units outstanding at end of period	29,155	32,051	39,924	30,333	22,145	9,542	1,006
TOUCHSTONE VST SMALL COMPANY FUND
Value at beginning of period	16.26	13.46	14.69	12.40	10.36	10.00
Value at end of period	19.2	16.26	13.46	14.69	12.40	10.36
Number of accumulation units outstanding at end of period	48,181	51,631	48,434	18,902	4,453	2,567
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	5.47	4.93	6.92	7.10	4.97	7.53	10.00
Value at end of period	6.47	5.47	4.93	6.92	7.10	4.97	7.53
Number of accumulation units outstanding at end of period	264,187	59,680	40,662	48,962	41,771	21,341	6,829
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	10.00	8.93	9.56	8.56	8.08	9.34	10.00
Value at end of period	10.84	10.00	8.93	9.56	8.56	8.08	9.34
Number of accumulation units outstanding at end of period	10,140	10,308	16,675	21,097	52,650	35,678	8,499
VANGUARD VIF CAPITAL GROWTH
Value at beginning of period	19.69	15.64	15.91	12.41	11.25	11.01	10.00
Value at end of period	23.02	19.69	15.64	15.91	12.41	11.25	11.01
Number of accumulation units outstanding at end of period	207,534	221,213	293,571	252,138	132,763	96,736	21,618
VANGUARD VIF DIVERSIFIED VALUE
Value at beginning of period	14.41	11.52	12.74	11.31	10.06	10.37	10.00
Value at end of period	16.03	14.41	11.52	12.74	11.31	10.06	10.37
Number of accumulation units outstanding at end of period	290,581	267,666	271,295	219,568	96,309	38,644	8,938.00
VANGUARD VIF MID-CAP INDEX
Value at beginning of period	16.34	12.55	13.91	11.74	10.62	10.82	10.00
Value at end of period	19.20	16.34	12.55	13.91	11.74	10.62	10.82
Number of accumulation units outstanding at end of period	655,218	632,687	573,043	296,298	145,658	74,009	23,565.00
VANGUARD VIF REAL ESTATE INDEX
Value at beginning of period	15.48	12.08	12.82	12.30	11.41	11.21	10.00
Value at end of period	14.66	15.48	12.08	12.82	12.30	11.41	11.21
Number of accumulation units outstanding at end of period	243,619	314,137	217,853	185,147	144,249	79,502	22,962.00
VANGUARD VIF SMALL COMPANY GROWTH
Value at beginning of period	17.31	13.58	14.71	11.97	10.47	10.82	10.00
Value at end of period	21.22	17.31	13.58	14.71	11.97	10.47	10.82
Number of accumulation units outstanding at end of period	184,156	196,903	181,011	103,428	52,290	27,832	7,396.00
WELLS FARGO VT DISCOVERY
Value at beginning of period	18.39	13.30	14.38	11.19	10.44	10.00
Value at end of period	29.77	18.39	13.30	14.38	11.19	10.44
Number of accumulation units outstanding at end of period	28,835	71,494	20,082	47,557	0	143

INVESTMENT DIVISION (0.69)	2020	2019	2018	2017	2016	2015	2014
AB VPS GROWTH AND INCOME
Value at beginning of period	16.15	13.12	14.00	11.85	10.72	10.62	10.00
Value at end of period	16.47	16.15	13.12	14.00	11.85	10.72	10.62
Number of accumulation units outstanding at end of period	3,490	4,356	4,498	4,695	2,227	2,212	2,212
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	11.99	9.47	11.54	8.61	9.31	9.55	10.00
Value at end of period	15.47	11.99	9.47	11.54	8.61	9.31	9.55
Number of accumulation units outstanding at end of period	2,886	2,886	2,886	2,886	11,322	15,971	10,002
AB VPS LARGE CAP GROWTH
Value at beginning of period	22.55	16.61	16.08	12.04	11.99	10.00
Value at end of period	30.35	22.55	16.61	16.08	12.04	11.99
Number of accumulation units outstanding at end of period	30,116	7,556	6,109	4,716	11,248	0
AB VPS SMALL/MID CAP VALUE

INVESTMENT DIVISION (0.69)	2020	2019	2018	2017	2016	2015	2014
Value at beginning of period	13.78	11.56	13.69	12.19	9.81	10.45	10.00
Value at end of period	14.15	13.78	11.56	13.69	12.19	9.81	10.45
Number of accumulation units outstanding at end of period	8,803	30,404	27,789	28,086	26,566	14,179	740
ALGER CAPITAL APPRECIATION
Value at beginning of period	17.10	12.89	12.99	9.98	10.00	10.00
Value at end of period	24.08	17.10	12.89	12.99	9.98	10.00
Number of accumulation units outstanding at end of period	38,387	13,438	10,779	5,965	5,612	778
ALGER LARGE CAP GROWTH
Value at beginning of period	17.43	13.77	13.57	10.63	10.80	10.69	10.00
Value at end of period	28.91	17.43	13.77	13.57	10.63	10.80	10.69
Number of accumulation units outstanding at end of period	18,194	55,308	56,392	59,902	37,676	36,296	2,560
ALGER MID CAP GROWTH
Value at beginning of period	15.89	12.28	13.36	10.37	10.34	10.57	10.00
Value at end of period	25.97	15.89	12.28	13.36	10.37	10.34	10.57
Number of accumulation units outstanding at end of period	99	253	426	602	894	1,134	1,360
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Value at beginning of period	16.01	11.49	13.18	10.58	10.00
Value at end of period	17.43	16.01	11.49	13.18	10.58
Number of accumulation units outstanding at end of period	0	2,037	0	0	0
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	13.85	11.64	12.19	10.77	10.14	10.48	10.00
Value at end of period	15.48	13.85	11.64	12.19	10.77	10.14	10.48
Number of accumulation units outstanding at end of period	118,598	138,839	136,720	118,476	69,283	19,055	1,562
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	15.38	12.49	13.51	11.29	10.02	10.69	10.00
Value at end of period	17.08	15.38	12.49	13.51	11.29	10.02	10.69
Number of accumulation units outstanding at end of period	60,338	39,974	39,877	26,975	27,540	19,498	477
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	12.26	9.62	11.42	8.76	9.34	9.33	10.00
Value at end of period	15.33	12.26	9.62	11.42	8.76	9.34	9.33
Number of accumulation units outstanding at end of period	13,924	12,729	11,142	10,871	10,871	8,930	4,125
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	15.95	12.45	14.40	13.01	10.68	10.92	10.00
Value at end of period	16.01	15.95	12.45	14.40	13.01	10.68	10.92
Number of accumulation units outstanding at end of period	8,023	31,296	32,003	38,493	20,350	10,986	5,266
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	14.99	11.88	13.17	12.19	10.19	10.67	10.00
Value at end of period	15.03	14.99	11.88	13.17	12.19	10.19	10.67
Number of accumulation units outstanding at end of period	21,442	23,829	27,984	27,174	18,066	28,744	9,726
AMERICAN FUNDS IS GLOBAL GROWTH
Value at beginning of period	17.35	12.88	14.22	10.86	10.85	10.18	10.00
Value at end of period	22.53	17.35	12.88	14.22	10.86	10.85	10.18
Number of accumulation units outstanding at end of period	17,173	25,419	38,326	31,324	24,507	17,531	10,517
AMERICAN FUNDS IS GROWTH-INCOME
Value at beginning of period	11.83	9.47	10.00
Value at end of period	13.31	11.83	9.47
Number of accumulation units outstanding at end of period	29,784	20,468	12,680
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	12.20	9.99	11.58	10.00
Value at end of period	13.80	12.20	9.99	11.58
Number of accumulation units outstanding at end of period	57,205	52,757	57,919	29,596
AMERICAN FUNDS IS NEW WORLD

INVESTMENT DIVISION (0.69)	2020	2019	2018	2017	2016	2015	2014
Value at beginning of period	14.58	11.36	13.31	10.36	10.00
Value at end of period	17.89	14.58	11.36	13.31	10.36
Number of accumulation units outstanding at end of period	26,734	24,698	23,430	21,847	20,181
BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND
Value at beginning of period	10.79	10.00
Value at end of period	12.25	10.79
Number of accumulation units outstanding at end of period	0	18,023
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	12.34	10.53	11.45	10.12	9.79	9.93	10.00
Value at end of period	14.83	12.34	10.53	11.45	10.12	9.79	9.93
Number of accumulation units outstanding at end of period	43,877	50,892	34,368	41,685	17,512	22,149	1,938
BNY MELLON IP MIDCAP STOCK
Value at beginning of period	13.73	11.50	13.71	11.96	10.43	10.75	10.00
Value at end of period	14.74	13.73	11.50	13.71	11.96	10.43	10.75
Number of accumulation units outstanding at end of period	20,800	7,150	10,946	7,441	8,131	2,576	2,209
BNY MELLON VIF APPRECIATION
Value at beginning of period	16.94	12.53	13.55	10.72	10.00	10.00
Value at end of period	20.81	16.94	12.53	13.55	10.72	10.00
Number of accumulation units outstanding at end of period	709	709	709	709	709	712
BNY MELLON VIF GROWTH AND INCOME
Value at beginning of period	16.96	13.22	13.97	11.75	10.75	10.66	10.00
Value at end of period	20.99	16.96	13.22	13.97	11.75	10.75	10.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	5,038	5,024
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	12.53	9.55	10.00
Value at end of period	16.27	12.53	9.55
Number of accumulation units outstanding at end of period	60,980	54,413	5,504
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	14.21	10.77	12.39	11.06	10.00
Value at end of period	16.28	14.21	10.77	12.39	11.06
Number of accumulation units outstanding at end of period	5,167	6,349	7,184	6,993	7,372
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	16.08	12.76	12.42	10.06	9.58
Value at end of period	22.87	16.08	12.76	12.42	10.06
Number of accumulation units outstanding at end of period	2,890	2,469	816	816	816
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	17.09	12.69	13.33	10.50	10.00
Value at end of period	22.81	17.09	12.69	13.33	10.50
Number of accumulation units outstanding at end of period	5,740	5,795	4,464	3,278	2,225
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	27.89	18.12	19.93	14.88	12.59	10.00
Value at end of period	40.39	27.89	18.12	19.93	14.88	12.59
Number of accumulation units outstanding at end of period	1,800	1,966	4,884	6,888	4,462	3,064
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	13.69	11.39	14.02	12.38	9.39	10.00
Value at end of period	14.76	13.69	11.39	14.02	12.38	9.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	12.17	9.99	11.95	8.56	7.57	8.91	10.00
Value at end of period	15.12	12.17	9.99	11.95	8.56	7.57	8.91

INVESTMENT DIVISION (0.69)	2020	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	37,621	48,422	44,451	30,111	22,082	10,498	4,188
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	9.78	8.25	10.00
Value at end of period	N/A	9.78	8.25
Number of accumulation units outstanding at end of period	N/A	13,445	10,579
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	14.61	11.48	13.88	12.47	9.56	10.26	10.00
Value at end of period	14.23	14.61	11.48	13.88	12.47	9.56	10.26
Number of accumulation units outstanding at end of period	32,151	15,966	11,662	15,798	14,833	6,269	2,790
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	16.90	13.12	15.04	12.76	11.87	10.11	10.00
Value at end of period	18.64	16.90	13.12	15.04	12.76	11.87	10.11
Number of accumulation units outstanding at end of period	4,934	5,449	5,742	9,135	9,906	8,046	1,145
DELAWARE VIP VALUE SERIES
Value at beginning of period	12.71	10.67	11.04
Value at end of period	12.67	12.71	10.67
Number of accumulation units outstanding at end of period	9,868	10,206	990
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
Value at beginning of period	13.37	10.99	13.15	12.06	9.53	10.12	10.00
Value at end of period	13.81	13.37	10.99	13.15	12.06	9.53	10.12
Number of accumulation units outstanding at end of period	24,765	19,929	19,273	17,249	11,599	4,987	3,131
DWS CAPITAL GROWTH VIP
Value at beginning of period	20.56	15.10	15.45	12.32	11.90	11.03	10.00
Value at end of period	28.39	20.56	15.10	15.45	12.32	11.90	11.03
Number of accumulation units outstanding at end of period	3,785	7,532	6,703	9,540	12,141	18,418	2,169
DWS CORE EQUITY VIP
Value at beginning of period	18.10	13.99	14.93	12.42	11.32	10.00
Value at end of period	20.88	18.10	13.99	14.93	12.42	11.32
Number of accumulation units outstanding at end of period	12,080	13,338	10,829	10,964	11,128	11,104
DWS CROCI® U.S. VIP
Value at beginning of period	13.19	9.98	11.23	9.20	9.69	10.48	10.00
Value at end of period	11.50	13.19	9.98	11.23	9.20	9.69	10.48
Number of accumulation units outstanding at end of period	0	19,342	19,342	23,228	9,186	7,005	5,800
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	10.97	9.11	11.53	9.68	9.59	9.55	10.00
Value at end of period	12.78	10.97	9.11	11.53	9.68	9.59	9.55
Number of accumulation units outstanding at end of period	1,678	16,616	12,925	12,035	10,329	4,864	936
DWS SMALL CAP INDEX VIP
Value at beginning of period	15.02	12.08	13.70	12.07	10.04	10.60	10.00
Value at end of period	17.82	15.02	12.08	13.70	12.07	10.04	10.60
Number of accumulation units outstanding at end of period	107,844	110,648	106,909	91,968	70,069	43,478	25,786
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	14.50	11.93	13.90	11.46	10.58	10.00
Value at end of period	18.75	14.50	11.93	13.90	11.46	10.58
Number of accumulation units outstanding at end of period	2,266	2,299	2,147	0	0	0
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	12.85	10.65	12.76	11.63	10.02	10.00
Value at end of period	12.66	12.85	10.65	12.76	11.63	10.02
Number of accumulation units outstanding at end of period	14,398	14,398	14,398	14,398	7,126	7,699
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
Value at beginning of period	10.83	10.30	10.32	10.20	10.11	10.00
Value at end of period	11.32	10.83	10.30	10.32	10.20	10.11
Number of accumulation units outstanding at end of period	63,343	89,014	67,022	84,621	67,038	31,264

INVESTMENT DIVISION (0.69)	2020	2019	2018	2017	2016	2015	2014
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	14.12	11.25	13.00	11.83	9.15	9.95	10.00
Value at end of period	14.75	14.12	11.25	13.00	11.83	9.15	9.95
Number of accumulation units outstanding at end of period	4,364	6,643	9,069	8,995	5,911	2,956	1,758
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
Value at beginning of period	10.61	9.82	10.62	10.15	10.00
Value at end of period	11.24	10.61	9.82	10.62	10.15
Number of accumulation units outstanding at end of period	2,962	2,962	2,962	3,438	2,367
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	11.25	8.98	10.00
Value at end of period	12.51	11.25	8.98
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	11.92	9.65	11.36	9.94	8.86
Value at end of period	12.91	11.92	9.65	11.36	9.94
Number of accumulation units outstanding at end of period	873	13,666	21,116	20,734	873
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.91	10.16	10.00
Value at end of period	11.61	10.91	10.16
Number of accumulation units outstanding at end of period	75,434	53,777	2,254
GREAT-WEST CONSERVATIVE PROFILE FUND
Value at beginning of period	10.74	9.70	10.00
Value at end of period	11.55	10.74	9.70
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	10.66	10.00
Value at end of period	11.39	10.66
Number of accumulation units outstanding at end of period	34,969	8,807
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	12.95	11.13	13.01
Value at end of period	N/A	12.95	11.13
Number of accumulation units outstanding at end of period	N/A	0	0
GREAT-WEST LIFETIME 2015 FUND
Value at beginning of period	10.95	9.58	10.00
Value at end of period	12.07	10.95	9.58
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	11.00	9.51	10.00
Value at end of period	12.16	11.00	9.51
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	11.06	9.44	10.00
Value at end of period	12.33	11.06	9.44
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST LIFETIME 2050 FUND
Value at beginning of period	11.19	9.03	10.00
Value at end of period	12.66	11.19	9.03
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST LIFETIME 2055 FUND
Value at beginning of period	11.16	9.01	10.00
Value at end of period	12.63	11.16	9.01
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST MID CAP VALUE FUND
Value at beginning of period	13.85	11.57	13.29	11.44

INVESTMENT DIVISION (0.69)	2020	2019	2018	2017	2016	2015	2014
Value at end of period	13.71	13.85	11.57	13.29
Number of accumulation units outstanding at end of period	400	354	327	0
GREAT-WEST MODERATE PROFILE FUND
Value at beginning of period	10.96	9.39	10.00
Value at end of period	12.11	10.96	9.39
Number of accumulation units outstanding at end of period	29,870	4,625	0
GREAT-WEST MOODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	11.06	9.25	10.00
Value at end of period	12.27	11.06	9.25
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Value at beginning of period	10.84	9.54	10.00
Value at end of period	11.80	10.84	9.54
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST MULTI-SECTOR BOND FUND
Value at beginning of period	11.71	10.55	10.96	10.39	10.00
Value at end of period	12.68	11.71	10.55	10.96	10.39
Number of accumulation units outstanding at end of period	138,049	133,089	121,740	83,415	5,103
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	13.45	11.50	12.23	10.90	10.10	10.00
Value at end of period	15.22	13.45	11.50	12.23	10.90	10.10
Number of accumulation units outstanding at end of period	240,157	180,188	160,378	211,603	189,102	86,183
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Value at beginning of period	14.24	10.92	11.26	10.00
Value at end of period	17.55	14.24	10.92	11.26
Number of accumulation units outstanding at end of period	13,319	10,116	6,950	0
INVESCO OPPENHEIMER V.I. GLOBAL FUND
Value at beginning of period	15.52	11.86	13.76	10.14	10.20	10.00
Value at end of period	19.68	15.52	11.86	13.76	10.14	10.20
Number of accumulation units outstanding at end of period	22,044	21,950	33,313	32,632	20,490	24,311
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.52	9.02	11.27	8.98	9.24	9.00	10.00
Value at end of period	13.89	11.52	9.02	11.27	8.98	9.24	9.00
Number of accumulation units outstanding at end of period	36,848	60,066	58,864	50,507	37,800	24,171	3,478
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
Value at beginning of period	15.18	12.09	13.57	11.97	10.21	10.93	10.00
Value at end of period	18.08	15.18	12.09	13.57	11.97	10.21	10.93
Number of accumulation units outstanding at end of period	2,511	1,233	1,745	5,298	5,845	3,695	2,173
INVESCO VI COMSTOCK
Value at beginning of period	14.49	11.65	13.35	11.41	9.79	10.49	10.00
Value at end of period	14.27	14.49	11.65	13.35	11.41	9.79	10.49
Number of accumulation units outstanding at end of period	13,816	29,696	34,000	35,695	18,048	13,178	6,759
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	14.71	11.83	13.75	12.11	10.19	10.00
Value at end of period	14.91	14.71	11.83	13.75	12.11	10.19
Number of accumulation units outstanding at end of period	11,206	41,851	63,187	60,507	24,312	17,500
INVESCO V.I. HIGH YIELD
Value at beginning of period	11.82	10.48	10.92	10.34	9.37	9.74	10.00
Value at end of period	12.12	11.82	10.48	10.92	10.34	9.37	9.74
Number of accumulation units outstanding at end of period	6,662	19,532	7,111	5,455	3,761	14,370	6,088
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	12.09	9.47	11.22	9.18	9.29	9.57	10.00

INVESTMENT DIVISION (0.69)	2020	2019	2018	2017	2016	2015	2014
Value at end of period	13.69	12.09	9.47	11.22	9.18	9.29	9.57
Number of accumulation units outstanding at end of period	35,268	55,565	54,718	56,698	35,924	17,839	11,806
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	13.41	10.78	12.24	10.73	9.52	10.00
Value at end of period	14.55	13.41	10.78	12.24	10.73	9.52
Number of accumulation units outstanding at end of period	3,733	3,733	3,733	3,733	3,733	3,733
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	13.21	10.50	12.46	11.00	9.88	10.00
Value at end of period	16.69	13.21	10.50	12.46	11.00	9.88
Number of accumulation units outstanding at end of period	12,368	31,544	32,986	33,509	29,533	3,154
INVESCO V.I. TECHNOLOGY
Value at beginning of period	19.93	14.77	14.94	11.13	11.30	10.65	10.00
Value at end of period	28.93	19.93	14.77	14.94	11.13	11.30	10.65
Number of accumulation units outstanding at end of period	48	122	206	291	432	547	657
IVY FUNDS VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	10.62	9.01	11.04	9.03	8.99	10.00
Value at end of period	11.31	10.62	9.01	11.04	9.03	8.99
Number of accumulation units outstanding at end of period	19,980	70,022	63,294	41,860	6,486	3,712
JANUS HENDERSON VIT BALANCED
Value at beginning of period	15.45	12.69	12.69	10.79	10.39	10.39	10.00
Value at end of period	17.54	15.45	12.69	12.69	10.79	10.39	10.39
Number of accumulation units outstanding at end of period	83,149	124,218	141,553	119,847	105,106	102,872	19,345
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	11.21	10.30	10.48	10.18	10.00	10.05	10.00
Value at end of period	12.30	11.21	10.30	10.48	10.18	10.00	10.05
Number of accumulation units outstanding at end of period	127,442	174,702	164,846	228,992	146,777	89,389	21,260
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	15.16	11.83	12.79	10.14	10.00	10.00
Value at end of period	18.07	15.16	11.83	12.79	10.14	10.00
Number of accumulation units outstanding at end of period	4,249	3,628	1,940	1,207	2,826	837
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	26.54	18.41	18.32	12.71	11.21	10.00
Value at end of period	39.85	26.54	18.41	18.32	12.71	11.21
Number of accumulation units outstanding at end of period	15,708	404	3,320	2,289	1,369	8,532
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	15.11	12.21	13.96	12.20	10.22	10.86	10.00
Value at end of period	17.06	15.11	12.21	13.96	12.20	10.22	10.86
Number of accumulation units outstanding at end of period	24,713	10,095	7,965	8,265	8,616	3,276	254
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	10.23	8.72	10.78	8.49	7.08	8.91	10.00
Value at end of period	10.03	10.23	8.72	10.78	8.49	7.08	8.91
Number of accumulation units outstanding at end of period	42,969	65,132	69,433	71,192	50,667	34,736	23,382
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	17.32	12.79	13.40	10.61	10.12	10.70	10.00
Value at end of period	23.06	17.32	12.79	13.40	10.61	10.12	10.70
Number of accumulation units outstanding at end of period	11,441	12,024	14,233	15,466	25,616	26,576	4,453
MFS VIT II INTERNATIONAL GROWTH
Value at beginning of period	10.88	10.00
Value at end of period	12.52	10.88
Number of accumulation units outstanding at end of period	14,171	1,701
MFS VIT II INTERNATIONAL INTRINSIC VALUE
Value at beginning of period	14.78	11.84	13.21	10.49	10.17	9.63	10.00
Value at end of period	17.64	14.78	11.84	13.21	10.49	10.17	9.63
Number of accumulation units outstanding at end of period	144,246	142,494	148,304	131,708	98,877	62,524	31,843

INVESTMENT DIVISION (0.69)	2020	2019	2018	2017	2016	2015	2014
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	10.47	10.00
Value at end of period	10.63	10.47
Number of accumulation units outstanding at end of period	3,867	1,010
MFS VIT III MID CAP VALUE
Value at beginning of period	12.52	9.61	10.93	10.00
Value at end of period	12.91	12.52	9.61	10.93
Number of accumulation units outstanding at end of period	1,952	492	0	0
MFS VIT UTILITIES SERIES
Value at beginning of period	13.24	10.69	10.67	9.39	8.50	10.04	10.00
Value at end of period	13.89	13.24	10.69	10.67	9.39	8.50	10.04
Number of accumulation units outstanding at end of period	1,481	2,432	8,797	6,260	4,912	6,301	2,238
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	12.67	10.96	13.05	11.29	9.81	10.00
Value at end of period	12.22	12.67	10.96	13.05	11.29	9.81
Number of accumulation units outstanding at end of period	0	0	2,846	0	1	0
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY
Value at beginning of period	14.38	11.53	12.34	10.52	9.67	10.00
Value at end of period	17.04	14.38	11.53	12.34	10.52	9.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	0
NVIT MID CAP INDEX
Value at beginning of period	15.24	12.23	13.93	12.13	10.18	10.54	10.00
Value at end of period	17.07	15.24	12.23	13.93	12.13	10.18	10.54
Number of accumulation units outstanding at end of period	14,326	52,939	57,165	55,887	49,067	15,166	14,541
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	5.99	5.41	6.34	6.25	5.47	7.41	10.00
Value at end of period	6.03	5.99	5.41	6.34	6.25	5.47	7.41
Number of accumulation units outstanding at end of period	16,606	27,207	25,588	20,789	18,712	10,341	7,513
PIMCO VIT EMERGING MARKETS BOND
Value at beginning of period	11.14	9.78	10.33	10.00
Value at end of period	11.81	11.14	9.78	10.33
Number of accumulation units outstanding at end of period	3,471	4,076	8,547	3,321
PIMCO VIT HIGH YIELD
Value at beginning of period	12.60	11.06	11.44	10.80	9.67	9.90	10.00
Value at end of period	13.23	12.60	11.06	11.44	10.80	9.67	9.90
Number of accumulation units outstanding at end of period	100,955	99,094	97,680	97,647	65,534	20,261	10,866
PIMCO VIT LOW DURATION
Value at beginning of period	10.32	9.99	10.03	9.96	9.89	9.93	10.00
Value at end of period	10.56	10.32	9.99	10.03	9.96	9.89	9.93
Number of accumulation units outstanding at end of period	386,979	378,138	401,834	257,494	184,581	85,569	31,638
PIMCO VIT REAL RETURN
Value at beginning of period	10.51	9.75	10.04	9.76	9.34	9.66	10.00
Value at end of period	11.65	10.51	9.75	10.04	9.76	9.34	9.66
Number of accumulation units outstanding at end of period	62,035	72,068	55,227	45,270	21,004	34,638	7,591
PIMCO VIT TOTAL RETURN
Value at beginning of period	11.35	10.54	10.67	10.24	10.05	10.07	10.00
Value at end of period	12.24	11.35	10.54	10.67	10.24	10.05	10.07
Number of accumulation units outstanding at end of period	441,690	560,176	488,689	387,801	270,133	173,288	52,666
PIONEER BOND VCT
Value at beginning of period	10.90	10.04	10.00
Value at end of period	11.76	10.90	10.04
Number of accumulation units outstanding at end of period	12,918	13,583	9,955
PIONEER FUND VCT
Value at beginning of period	17.74	13.60	13.91

INVESTMENT DIVISION (0.69)	2020	2019	2018	2017	2016	2015	2014
Value at end of period	21.9	17.74	13.60
Number of accumulation units outstanding at end of period	166	249	0
PIONEER MID CAP VALUE VCT
Value at beginning of period	13.06	10.27	12.85	11.46	9.93	10.00
Value at end of period	13.22	13.06	10.27	12.85	11.46	9.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	17.49	13.23	14.25	11.03	10.71	10.00
Value at end of period	24.17	17.49	13.23	14.25	11.03	10.71
Number of accumulation units outstanding at end of period	0	0	152	0	0	0
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	5.54	5.06	6.25	6.33	5.10	7.22	10.00
Value at end of period	6.16	5.54	5.06	6.25	6.33	5.10	7.22
Number of accumulation units outstanding at end of period	2,191	2,191	9,017	9,017	9,017	9,694	4,684
PUTNAM VT EQUITY INCOME
Value at beginning of period	16.02	12.37	13.61	11.54	10.22	10.62	10.00
Value at end of period	16.83	16.02	12.37	13.61	11.54	10.22	10.62
Number of accumulation units outstanding at end of period	21,639	70,803	60,288	51,755	34,957	37,768	2,695
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	13.12	11.25	12.19	10.61
Value at end of period	14.67	13.12	11.25	12.19
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	16.28	12.58	12.74	11.13	12.64	10.00
Value at end of period	18.8	16.28	12.58	12.74	11.13	12.64
Number of accumulation units outstanding at end of period	3,847	3,540	3,731	3,732	4,964	11,184
PUTNAM VT INCOME
Value at beginning of period	11.43	10.25	10.29	9.78	9.63	10.00
Value at end of period	12.03	11.43	10.25	10.29	9.78	9.63
Number of accumulation units outstanding at end of period	29,637	47,563	25,482	4,519	4,242	0
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	12.60	10.11	12.56	9.96	10.00
Value at end of period	14.06	12.60	10.11	12.56	9.96
Number of accumulation units outstanding at end of period	26,598	26,015	29,915	29,351	20,220
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	10.93	9.14	11.13	8.96	8.94	10.00
Value at end of period	11.31	10.93	9.14	11.13	8.96	8.91
Number of accumulation units outstanding at end of period	19,801	19,620	13,401	4,510	10,901	406
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	11.08	9.85	10.01	9.89	9.94	10.07	10.00
Value at end of period	10.83	11.08	9.85	10.01	9.89	9.94	10.07
Number of accumulation units outstanding at end of period	8,640	38,147	20,231	19,842	19,203	34,508	1,571
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	17.30	13.20	14.36	11.74	10.52
Value at end of period	20.21	17.30	13.20	14.36	11.74
Number of accumulation units outstanding at end of period	1,886	0	0	0	0
ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO
Value at beginning of period	12.21	10.38	11.42	10.94	9.14	10.46	10.00
Value at end of period	11.24	12.21	10.38	11.42	10.94	9.14	10.46
Number of accumulation units outstanding at end of period	1,327	1,557	1,557	1,557	2,428	2,986	2,837
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	10.00	9.88	9.80	9.83	9.89	9.96	10.00
Value at end of period	9.96	10.00	9.88	9.80	9.83	9.89	9.96
Number of accumulation units outstanding at end of period	834,258	788,525	160,913	252,043	233,896	338,023	112,466
SCHWAB S&P 500 INDEX

INVESTMENT DIVISION (0.69)	2020	2019	2018	2017	2016	2015	2014
Value at beginning of period	18.02	13.80	14.54	12.03	10.84	10.79	10.00
Value at end of period	21.17	18.02	13.80	14.54	12.03	10.84	10.79
Number of accumulation units outstanding at end of period	839,913	848,588	699,943	641,317	438,309	340,491	120,748
SCHWAB VIT BALANCED PORTFOLIO
Value at beginning of period	11.96	10.54	11.13	10.19	10.00
Value at end of period	12.85	11.96	10.54	11.13	10.19
Number of accumulation units outstanding at end of period	39,705	20,598	5,414	5,285	0
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
Value at beginning of period	12.68	10.81	11.67	10.33	10.00
Value at end of period	13.86	12.68	10.81	11.67	10.33
Number of accumulation units outstanding at end of period	73,261	73,216	115,733	59,445	100,938
SCHWAB VIT GROWTH PORTFOLIO
Value at beginning of period	13.32	11.10	12.19	10.48	10.00
Value at end of period	14.73	13.32	11.10	12.19	10.48
Number of accumulation units outstanding at end of period	8,764	8,821	8,843	3,431	1,361
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	19.87	15.51	15.45	12.19	13.72	12.25	10.00
Value at end of period	25.57	19.87	15.51	15.45	12.19	13.72	12.25
Number of accumulation units outstanding at end of period	12,862	14,818	14,893	5,571	4,293	5,381	1,912
TEMPLETON FOREIGN VIP
Value at beginning of period	9.25	8.28	9.86	8.51	7.99	8.61	10.00
Value at end of period	9.08	9.25	8.28	9.86	8.51	7.99	8.61
Number of accumulation units outstanding at end of period	14,015	22,412	22,907	39,670	34,489	39,023	12,430
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.94	9.81	9.69	9.58	9.37	9.86	10.00
Value at end of period	9.35	9.94	9.81	9.69	9.58	9.37	9.86
Number of accumulation units outstanding at end of period	118,341	118,195	110,808	72,864	29,668	52,631	9,064
TOUCHSTONE VST BOND FUND
Value at beginning of period	10.71	9.76	10.02	9.73	9.72	9.91	10.00
Value at end of period	11.67	10.71	9.76	10.02	9.73	9.72	9.91
Number of accumulation units outstanding at end of period	19,382	41,861	41,861	40,430	39,981	28,309	1,815
TOUCHSTONE VST COMMON STOCK FUND
Value at beginning of period	16.54	12.95	14.19	11.76	10.64	10.69	10.00
Value at end of period	20.32	16.54	12.95	14.19	11.76	10.64	10.69
Number of accumulation units outstanding at end of period	1,781	15,077	15,167	15,279	6,837	4,869	4,335
TOUCHSTONE VST COMMON STOCK FUND CLASS SC
Value at beginning of period	16.16	12.78	13.99	12.39	11.03	10.00
Value at end of period	19.82	16.16	12.78	13.99	12.39	11.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0
TOUCHSTONE VST SMALL COMPANY FUND
Value at beginning of period	16.08	13.33	14.59	12.33	10.33	10.00
Value at end of period	18.95	16.08	13.33	14.59	12.33	10.33
Number of accumulation units outstanding at end of period	1,660	16,679	14,420	17,414	3,952	0
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	5.41	4.88	6.87	7.06	4.96	7.52	10.00
Value at end of period	6.39	5.41	4.88	6.87	7.06	4.96	7.52
Number of accumulation units outstanding at end of period	31,987	31,876	28,942	22,659	12,954	4,301	1,063
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	9.89	8.84	9.49	8.51	8.05	9.33	10.00
Value at end of period	10.70	9.89	8.84	9.49	8.51	8.05	9.33
Number of accumulation units outstanding at end of period	1,335	1,335	1,335	2,000	5,631	2,581	1,335
VANGUARD VIF CAPITAL GROWTH
Value at beginning of period	19.47	15.50	15.79	12.34	11.21	11.00	10.00
Value at end of period	22.71	19.47	15.50	15.79	12.34	11.21	11.00

INVESTMENT DIVISION (0.69)	2020	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	40,719	83,673	81,056	84,704	76,365	46,390	4,909
VANGUARD VIF DIVERSIFIED VALUE
Value at beginning of period	14.25	11.41	12.65	11.25	10.03	10.35	10.00
Value at end of period	15.82	14.25	11.41	12.65	11.25	10.03	10.35
Number of accumulation units outstanding at end of period	79,389	104,748	99,836	99,123	70,119	27,608	6,387
VANGUARD VIF MID-CAP INDEX
Value at beginning of period	16.16	12.43	13.81	11.68	10.58	10.81	10.00
Value at end of period	18.95	16.16	12.43	13.81	11.68	10.58	10.81
Number of accumulation units outstanding at end of period	142,785	159,023	183,143	168,839	124,543	60,456	11,588
VANGUARD VIF REAL ESTATE INDEX
Value at beginning of period	15.31	11.97	12.73	12.24	11.37	11.20	10.00
Value at end of period	14.47	15.31	11.97	12.73	12.24	11.37	11.20
Number of accumulation units outstanding at end of period	63,268	83,276	0	72,049	63,469	38,182	17,151
VANGUARD VIF SMALL COMPANY GROWTH
Value at beginning of period	17.12	13.45	14.61	11.91	10.44	10.81	10.00
Value at end of period	20.94	17.12	13.45	14.61	11.91	10.44	10.81
Number of accumulation units outstanding at end of period	37,400	56,810	59,774	59,354	48,786	31,835	2,848
WELLS FARGO VT DISCOVERY
Value at beginning of period	18.19	13.17	14.27	11.13	10.41	10.64	10.00
Value at end of period	29.38	18.19	13.17	14.27	11.13	10.41	10.64
Number of accumulation units outstanding at end of period	2,732	1,809	1,809	739	739	3,036	739
WELLS FARGO VT OPPORTUNITY
Value at beginning of period	16.27	12.46
Value at end of period	19.55	16.27
Number of accumulation units outstanding at end of period	0	0

Appendix B - Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)
 the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus
(ii)
 the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus
(iii)
 a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the result of:
(i)
 the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period; plus or minus
(ii)
 the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.49% if you have selected Death Benefit Option 1 or 0.69% if you have selected Death Benefit Option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
B-1

Appendix C - State Variations to the Contract and GLWB Rider
The following chart discloses all material state variations to the Contract and GLWB Rider, as well as state variations to the right of cancellation provisions:
*Please note that the CA, FL, GA, and NV contract term, ‘Surrender Value,’ is equivalent to Annuity Account Value under the Contract.
STATE	CONTRACT	GLWB RIDER
CA if the Contract Owner is age 60 years and older
RIGHT TO CANCEL
(If Contract Owner is age 60 years or over):
This policy may be returned within 30 days from the date
you received it. During that 30-day period, your money
will be placed in a fixed account or money-market fund,
unless you direct that the premium be invested in a stock or bond portfolio underlying the policy during the 30-day
period. If you do not direct that the premium be invested in a stock or bond portfolio, and if you return the policy
within the 30-day period, you will be entitled to a refund of the premium and any policy fee paid. If you direct that the
premium be invested in a stock or bond portfolio during
the 30-day period, and if you return the policy during that
period, you will be entitled to a refund of the policy’s
account value on the day the policy is received by the
insurance company or agent who sold you this policy,
which could be less than the premium you paid for the
policy, plus any policy fee paid.

CA, FL, GA, and NV
RIGHT TO CANCEL
(Including CA if Owner is not age 60 years or over):
You have a 30 day right to cancel. If you are not satisfied
with the Contract, return it to the Service Center or an
agent of the Company. The Contract will be void from the
start, and the Company will refund the Surrender Value
provided in the Contract, plus Premium Tax and other taxes
and any fees or charges deducted from the premiums or
imposed under the Contract.

SECTION 3: CONTRIBUTIONS
3.03 ALLOCATION OF CONTRIBUTIONS
If the application is complete, the initial Contribution will be applied within two Business Days of receipt at the
Service Center. During the right-to-cancel period all
Contributions will first be allocated to the money market
Sub-Account unless the Owner directs that premium be
invested in a stock or bond portfolio. Contributions
allocated to the money market Sub Account will remain
there until the next Transaction Date following the end of
the right-to-cancel period. On that date, the Annuity
Account Value held in the money market Sub-Account will
be allocated to the Sub-Accounts selected by the Owner.
During the right-to-cancel period, the Owner may change
the allocations to the Sub-Accounts. Any changes made
during the right-to-cancel period will take effect after the right-to-cancel period has expired After the right-to-cancel period, subsequent Contributions will be allocated to the
Annuity Account in the proportion Requested by the
Owner. If there are no accompanying instructions, then

SECTION 9: ASSIGNMENT
In the event of an assignment or change of ownership,
payments will continue to be made to the subsequent
Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION
Provisions requiring Rider termination at the Annuitant’s
99th birthday have been deleted.

Provisions requiring Rider termination upon a change of
ownership have been deleted.

C-1

STATE	CONTRACT	GLWB RIDER
allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
CT- Variations to the Contract and GLWB Rider are only applicable to Contracts and Riders issued prior to 4/6/18	2.03 ASSIGNMENT Provisions restricting assignment of the GLWB Riders are not applicable in CT.
SECTION 9: ASSIGNMENT
In the event of an assignment or change of ownership,
payments will continue to be made to the subsequent
Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION
Provisions requiring Rider termination at the Annuitant’s
99th birthday have been deleted.

Provisions requiring Rider termination upon a change of
ownership have been deleted.

MT
Front Cover: Right To Cancel:
There is a 10 day right to cancel. If this Contract is issued as a replacement of existing life insurance or annuity
coverage, the right to cancel period is extended to 30 days
from the date of receiving it. If you are not satisfied with the Contract, return it to the Service Center or an agent of the Company. The Contract will be void from the start, and
the Company will refund the Annuity Account Value as of
the Transaction Date the Request for cancellation is
received. During the right to cancel period, the
Contributions will be allocated in the Sub-Account(s) as
specified in the application.

6.01 PAYMENT OF DEATH BENEFIT (4th
paragraph):
When this Contract becomes a claim, settlement will be
made within 60 days of receipt of due proof of death. If
settlement is made after the first 30 days, the settlement
shall include interest earned from the 30th day until the
date of settlement. Interest will be paid at a rate no less
than required by Montana law.

8.13 CONFORMITY WITH MONTANA STATUTES
The provisions of this Contract conform to the minimum
requirements of Montana law and control over any
conflicting statutes of any state in which the insured
resides on or after the effective date of this Contract.

ND
Front Cover: Right To Cancel:
There is a 20 day right to cancel. If you are not satisfied
with the Contract, return it to the Service Center or an
agent of the Company. The Contract will be void from the
start, and the Company will refund the Annuity Account
Value as of the Transaction Date the Request for
cancellation is received. During the right to cancel period,

C-2

STATE	CONTRACT	GLWB RIDER
the Contributions will be allocated in the Sub-Account(s) as specified in the application.
SD
Front Cover: Right To Cancel:
There is a 10 day right to cancel. If you are not satisfied
with the Contract, return it to the Service Center or an
agent of the Company. The Contract will be void from the
start, and the Company will refund the Annuity Account
Value as of the Transaction Date the Request for
cancellation is received. During the right to cancel period, the Contributions will be allocated in the Sub-Account(s)
as specified in the application.

MATERIAL STATE VARIATIONS TO CONTRACT ENDORSEMENTS:
STATE	NON-GRANTOR TRUST ENDORSEMENT	RESTRICTED BENEFICIARY ENDORSEMENT
CA
TERMINATION:
This Endorsement will terminate,
1. upon termination of the Contract,
2. the date the Contract is annuitized,
3. the date death benefits are paid,
4. for Qualified Annuity Contracts, the date there is any
change of ownership under the Contract from a Non-
Grantor Trust to a natural person, or
5. for Non-Qualified Annuity Contracts, upon Request by
the Owner after a change of ownership under the Contract
from a Non-Grantor Trust to a natural person.

3. For Qualified Annuity Contracts, assignment of the
Contract, or transfer of Ownership while the Owner is still
alive, will result in termination of this Endorsement and
cancellation of all Restricted Beneficiary Payout Options.
For Non-Qualified Annuity Contracts, assignment of the
Contract, or transfer of Ownership while the Owner is still
alive, will not result in termination of this Endorsement
and cancellation of all Restricted Beneficiary Payout
Options unless by Request of the Owner.

TERMINATION:
This Restricted Beneficiary Payout Option Endorsement
will terminate:
1. on termination or surrender of the Contract;
2 .for Qualified Annuity Contracts, upon transfer of
Ownership or assignment of the Contract;
3. for Non-Qualified Annuity Contracts, upon Request by
the Owner after a change of ownership or assignment of
the Contract.
4. on the Annuity Commencement Date; or
5. on cancellation or revocation of any Restricted
Beneficiary Payout Options elected by the Owner prior to
death.

C-3

Appendix D - Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements
Below are the historical Guaranteed Annual Withdrawal percentages (GAW%) and Joint GAW% from the Rate Sheet Supplements applicable to the GLWB Rider described in the Prospectus for the Contract. A complete description of the GLWB Rider can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Rider.”
CONTRACT APPLICATIONS SIGNED PRIOR TO MAY 1, 2017:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed prior to May 1, 2017.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2017 AND APRIL 30, 2018:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2017 and April 30, 2018.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2018 AND APRIL 30, 2019:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2018 and April 30, 2019.
D-1

Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2019 AND DECEMBER 14, 2020:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2019 and December 14, 2020 (the final date the Contract was available for purchase).
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 74	Age 75 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 74	Age 75 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	5.00%	6.00%
Important Note for all applications signed between January 1, 2017, and April 30, 2018: As noted in your Prospectus and GLWB Rider, GAWs and Joint GAWs are calculated by multiplying the GAW% (or Joint GAW%) by your Benefit Base. Accordingly, for all Rate Sheet Supplements applicable to Contract applications signed between January 1, 2017 and April 30, 2018, the GAW% Tables and Joint GAW% Tables should reflect “% of Benefit Base” (rather than “% of Covered Fund Value”) as disclosed in the Prospectus and stated in your GLWB Rider.
D-2

VARIABLE ANNUITY-1 SERIES ACCOUNT
SCHWAB ADVISOR CHOICE VARIABLE ANNUITYTM
Individual Flexible Premium Deferred Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 468-8661 (Outside Colorado)
(800) 547-4957 (Colorado)
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 11, 2021, which is available without charge by contacting the Service Center, Regular Mail: P.O. Box 1854, Birmingham, Alabama 35201-1854; Overnight Mail: 2801 Highway 280 South, Birmingham, Alabama 35223 or at (800) 838-0650.
The date of this Statement of Additional Information is
May 11, 2021
i

TABLE OF CONTENTS
Page
GENERAL INFORMATION
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
CALCULATION OF ANNUITY PAYOUTS
POSTPONEMENT OF PAYOUTS
SERVICES
WITHHOLDING
FINANCIAL STATEMENTS
ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company (“Great-West”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. Great-West is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is a wholly-owned subsidiary of Great-West Lifeco U.S. LLC, a holding company, which in turn is a wholly-owned subsidiary of Great-West Financial (Nova Scotia) Co., also a holding company. Great-West Financial (Nova Scotia) Co. is a wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-1 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
On June 3, 2019, Great-West entered into an indemnity reinsurance agreement (the “Agreement”) with Protective Life Insurance Company (“Protective”) to indemnify and reinsure the obligations of Great-West under substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract.
Under the Agreement, as of October 5, 2020, Protective will provide administration and customer service for this Contract in accordance with the terms and conditions of the Contract. Great-West will continue its present role as the issuer of your Contract and will remain responsible for the administration and customer service of the Contract. All of your rights and benefits under your Contract and Great-West’s obligations under the Contract remain unchanged.
CALCULATION OF ANNUITY PAYOUTS
Variable Annuity Options
Great-West converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payout Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.
POSTPONEMENT OF PAYOUTS
With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Service Center. However, the determination, application or payment of any Death Benefit, Transfer, full
1

surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.
SERVICES
A. Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.
B.  Independent Registered Public Accounting Firm
Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta St, Suite 400, Denver, CO 80202, serves as the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditors
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C. Principal Underwriter
Prior to October 5, 2020, the offering of the Contract was made on a continuous basis by GWFS Equities, Inc., a wholly owned subsidiary of Great-West, whose principal business address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. GWFS Equities is registered with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”) as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).
Effective October 5, 2020, Investment Distributors, Inc. (“IDI”) became principal underwriter. IDI is a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI is a Tennessee corporation and was extablished in 1993. IDI’s
2

principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223. IDI is registered with the SEC under the Exchange Act as a broker-dealer and is a member firm of FINRA.
GWFS and IDI have received no underwriting commissions in connection with this offering since it has been offered. The Contract generally was issued for Annuitants from birth to age eighty-five (85).
D.  Administrative Services
Certain administrative services are provided by IDI and Protective in processing and administering the Contracts. These services are described in written agreements between respective counterparties.
WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
Foreign Account Tax Compliance Act (“FATCA”)
We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The consolidated financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.
3

AUDITED FINANCIAL REPORT

Great-West Life & Annuity Audited Annual Statutory Report

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019 and

Related Statutory Statements of Operations

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

2

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying statutory-basis financial statements of Great-West Life & Annuity Insurance Company (the “Company”) (a wholly-owned subsidiary of GWL&A Financial Inc.), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting

3

principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

The Company engages in various related-party transaction with affiliates under common control as discussed in Note 1 to the statutory financial statements. The accompanying statutory financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 1, 2021

We have served as the Company’s auditor since 1981

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Admitted assets:

Cash and invested assets:

Bonds	$25,712,083	$13,803,525

Preferred stock	119,687	—

Common stock	223,883	144,888

Mortgage loans (net of allowances of $745 and $745)	4,123,666	2,692,690

Real estate occupied by the company	41,951	43,283

Real estate held for the production of income	1,825	1,365

Contract loans	3,874,206	3,995,291

Cash, cash equivalents and short-term investments	3,470,914	818,328

Securities lending collateral assets	206,811	303,282

Other invested assets	750,477	402,891

Total cash and invested assets	38,525,503	22,205,543

Investment income due and accrued	267,276	192,278

Premiums deferred and uncollected	16,256	15,199

Reinsurance recoverable	80,249	37,806

Funds held or deposited with reinsured companies	6,760,741	—

Current federal income taxes recoverable	70,655	44,457

Deferred income taxes	125,959	97,203

Due from parent, subsidiaries and affiliates	94,584	63,595

Other assets	669,038	490,832

Assets from separate accounts	28,455,204	25,634,438

Total admitted assets	$75,065,465	$48,781,351

See notes to statutory financial statements.	Continued

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$36,087,118	$19,638,498

Liability for deposit-type contracts	5,215,962	60,296

Life and accident and health policy and contract claims	65,785	44,258

Provision for policyholders’ dividends	18,324	24,111

Liability for premiums received in advance	2	2

Unearned investment income	121	59

Asset valuation reserve	202,003	194,032

Interest maintenance reserve	678,773	(2,006)

Due to parent, subsidiaries and affiliates	16,578	77,613

Commercial paper	98,983	99,900

Payable under securities lending agreements	206,811	303,282

Other liabilities	1,858,504	1,265,123

Liabilities from separate accounts	28,455,194	25,634,428

Total liabilities	72,904,158	47,339,596

Commitments and contingencies (see Note 20)

Capital and surplus:

Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—

Common stock, $1 par value; 50,000,000 shares authorized; 16,859,018 shares issued and outstanding	16,859	7,320

Surplus notes	921,980	395,811

Gross paid in and contributed surplus	3,782,019	714,300

Unassigned funds	(2,559,551)	324,324

Total capital and surplus	2,161,307	1,441,755

Total liabilities, capital and surplus	$75,065,465	$48,781,351

See notes to statutory financial statements.	Concluded

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Income:

Premium income and annuity consideration	$12,831,872	$(5,366,421)	$7,592,609

Net investment income	948,344	1,099,451	1,307,387

Amortization of interest maintenance reserve	39,141	8,280	24,863

Commission and expense allowances on reinsurance ceded	172,698	265,105	5,211

Fee income from separate accounts	62,302	101,629	160,573

Reserve adjustment on reinsurance ceded	7,157,573	(592,883)	(1,975,763)

Miscellaneous income	41,467	267,637	250,272

Total income	21,253,397	(4,217,202)	7,365,152

Expenses:

Death benefits	92,253	204,509	380,057

Annuity benefits	95,252	155,286	228,530

Disability benefits and benefits under accident and health policies	76	17,762	41,719

Surrender benefits	3,842,313	4,403,521	5,895,938

Increase (decrease) in aggregate reserves for life and accident and health policies and contracts	16,448,620	(8,139,385)	917,510

Other benefits	8,722	6,208	10,528

Total benefits	20,487,236	(3,352,099)	7,474,282

Commissions	2,222,528	162,942	196,489

Other insurance expenses	371,028	496,310	488,250

Net transfers from separate accounts	(809,028)	(1,328,143)	(1,112,465)

Interest maintenance reserve reinsurance activity	661,450	(512,033)	—

Total benefit and expenses	22,933,214	(4,533,023)	7,046,556

Net (loss) gain from operations before dividends to policyholders, federal income taxes and realized capital gains (losses)	(1,679,817)	315,821	318,596

Dividends to policyholders	18,497	23,461	31,276

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized capital gains (losses)	(1,698,314)	292,360	287,320

Federal income tax (benefit) expense	(20,260)	(98,467)	(17,604)

Net (loss) gain from operations before net realized capital gains (losses)	(1,678,054)	390,827	304,924

Net realized capital (losses) gains less capital gains tax and transfers to interest maintenance reserve	(16,958)	(8,022)	10,576

Net (loss) income	$(1,695,012)	$382,805	$315,500

See notes to statutory financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Capital and surplus, beginning of year	$1,441,755	$1,326,919	$1,129,509

Net (loss) income	(1,695,012)	382,805	315,500

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Change in net unrealized capital (losses) gains, net of income taxes	(288,936)	57,398	(11,491)

Change in minimum pension liability, net of income taxes	(1,589)	(4,209)	3,824

Change in asset valuation reserve	(7,971)	10,360	(846)

Change in non-admitted assets	(708,501)	92,424	28,921

Change in net deferred income taxes	256,714	(129,400)	(40,732)

Capital paid-in	9,539	—	—

Surplus paid-in	3,067,719	4,029	4,093

Change in surplus as a result of reinsurance	(83,521)	537,566	—

Change in capital and surplus as a result of separate accounts	—	(428)	(208)

Change in unrealized foreign exchange capital gains (losses)	2,693	(20)	(1,125)

Change in surplus notes	526,169	(195,888)	51,769

Net change in capital and surplus for the year	719,552	114,836	197,410

Capital and surplus, end of year	$2,161,307	$1,441,755	$1,326,919

See notes to statutory financial statements.

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Operating activities:

Premium income, net of reinsurance	$6,588,902	$3,654,066	$5,352,630

Investment income received, net of investment expenses paid	809,931	962,732	1,136,338

Other miscellaneous income received	59,348	577,059	160,008

Benefit and loss related payments, net of reinsurance	(3,803,044)	(4,542,350)	(6,417,233)

Net transfers from separate accounts	816,837	1,375,094	1,097,423

Commissions, other expenses and taxes paid	(2,758,668)	(526,161)	(644,838)

Dividends paid to policyholders	(24,228)	(30,537)	(38,959)

Federal income taxes (paid) received, net	(18,530)	5,267	(38,241)

Net cash provided by operating activities	1,670,548	1,475,170	607,128

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	2,794,468	2,430,562	3,351,579

Stocks	53	19,187	3,704

Mortgage loans	295,116	343,441	357,545

Other invested assets	38,065	19,597	25,233

Net gains on cash, cash equivalents and short-term investments	83	5	—

Miscellaneous proceeds	544,448	24,100	22,212

Cost of investments acquired:

Bonds	(6,396,829)	(2,770,357)	(3,398,701)

Stocks	(221,630)	(3,585)	(38,742)

Mortgage loans	(89,330)	(114,542)	(697,245)

Real estate	(2,724)	(9,052)	(4,319)

Other invested assets	(905,616)	(46,617)	(36,870)

Miscellaneous applications	(274,834)	—	(39,654)

Net change in contract loans and premium notes	127,912	(3,120)	(1,355)

Net cash used in investing activities	(4,090,818)	(110,381)	(456,613)

Financing and miscellaneous activities:

Surplus notes	527,500	(195,000)	51,410

Capital and paid in surplus	3,076,665	3,130	3,325

Deposit-type contracts, net	1,963,991	(5,399)	(18,908)

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Funds (repaid) borrowed, net	(916)	1,041	(1,027)

Other	(136,621)	60,135	(45,670)

Net cash provided by (used in) financing and miscellaneous activities	5,072,867	(775,894)	(163,165)

Net increase (decrease) in cash, cash equivalents and short-term investments and restricted cash	2,652,597	588,895	(12,650)

Cash, cash equivalents and short-term investments and restricted cash:

Beginning of year	818,329	229,434	242,084

End of year	$3,470,926	$818,329	$229,434

The cash, cash equivalents and short-term investments and restricted cash balance includes $12 and $1 of restricted cash as of December 31, 2020 and 2019, respectively, which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Non-cash investing and financing transactions during the year:

Share-based compensation expense	$593	$899	$768

Fair value of assets acquired in settlement of bonds	—	—	28,815

In 2020, non-cash transfers of $9,848 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $8,938 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 9 for further information on the MassMutual and Protective transactions.

See notes to statutory financial statements.	Concluded

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the “Company” or “GWL&A”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance (“Division”).

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 9 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the “Protective transaction”), of substantially all of its individual life insurance and annuity business to Protective Life Insurance Company (“Protective”) who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company retained a block of life insurance, predominantly participating policies which are now administered by Protective, as well as a closed reinsurance acquired block. Post-transaction, the Company focuses on the defined contribution retirement and asset management markets. See Note 9 for further discussion of the Protective transaction.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company’s statutory financial statements as compared to NAIC SAP or the Division’s prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value. Under GAAP, redeemable preferred stocks are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is generally designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Under GAAP, these transactions are recorded as forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•

For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

•

For statutory purchases, the excess of the cost of acquiring an entity over the Company’s share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. For statutory mergers, no acquisition is recognized because it

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

is accomplished without exchanging resources. As such, the recorded assets, liabilities, and surplus of the acquired company (adjusted to conform to statutory accounting principles) will be carried forward into the combined company. Under GAAP in a business combination, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite-lived intangible assets are amortized over their estimated useful lives under GAAP.

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•	Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•

For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

derivatives in the absence of quoted market values, impairment of investments and derivatives, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Impact of COVID-19 on significant judgments, estimates and assumptions

Beginning in January 2020, the outbreak of a virus known as COVID-19 and ensuing global pandemic have resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and significant market uncertainty. In the first quarter of 2020, global financial markets experienced material and rapid declines and significant volatility; however, following March 31, 2020, the markets have experienced recoveries. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 pandemic continues to be unknown at this time, as is the efficacy of the government and central bank interventions. The results of the Company reflect management’s judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

•

Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•

Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs,

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

•

Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share (“NAV”) as a practical expedient to fair value. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity’s operations.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value.

•

Common stocks, other than stocks of subsidiaries and stocks of the Federal Home Loan Bank (“FHLB”), are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Common stocks of the FHLB are reported at cost. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

Investments in subsidiaries are carried on the equity basis with unrealized changes in value recorded in surplus and dividends received recorded in investment income.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•

The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short-term investments.

Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company’s behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or repledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds or short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

○	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

○

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain “embedded” derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company’s adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2020, 2019 and 2018.

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserved ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2020, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 23% equity, 42% fixed income, 32% cash and short terms, and 3% other. At December 31, 2019, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 9% equity, 34% fixed income, and 57% cash and short terms.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company adopted this standard on January 1, 2020, which did not have a material effect on the Company’s financial statements.

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The Company early adopted this revision and the adoption of this standard did not have a material effect on the Company’s financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

On January 1, 2020, the Company and its subsidiaries implemented an organizational change to simplify its corporate structure and affiliated transactions. The transaction included the following changes impacting the Company:

•	Substantially all employees of GWL&A and its other subsidiaries were transferred to the Empower.

•	Empower assumed all recordkeeping related revenues either by direct assignment of contracts or through a transition services agreement between Empower, GWL&A, and GWL&A’s subsidiaries.

•	Substantially all vendor contracts were assigned to Empower.

•	Empower entered into an administrative services agreement whereby it provides corporate and other shared services to GWL&A and its affiliates and is reimbursed for expenses incurred.

•

Empower acquired assets and assumed liabilities from GWL&A and GWL&A’s subsidiaries including furniture, equipment, and software, deferred contract costs, certain other current assets including prepaid assets, and certain other liabilities including employee-related benefit and payroll liabilities and GWL&A’s post-retirement medical plan. The assets acquired and liabilities assumed by Empower were settled in cash based on their value under International Financial Reporting Standards (“IFRS”). Any differences between the value of the assets and liabilities on an IFRS basis and a Statutory basis were settled by dividends or capital contributions between entities.

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

		Year Ended December 31,			Financial
Description	Related party	2020	2019	2018	statement line

Provides corporate support service	Insurance affiliates: Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”)(1),The Canada Life Assurance Company (“CLAC”)(2) and Great-West Life Assurance Company (“Great-West Life”)(2)	$(14,626)	$(23,958)	$(15,522)	Other insurance benefits and expenses
	Non-insurance affiliates: Empower(1), Advised Assets Group, LLC (“AAG”)(1), Great-West Capital Management, LLC (“GWCM”)(1), Great-West Trust Company, LLC (“GWTC”)(1), GWFS Equities, Inc. (“GWFS”)(1),Great-West Financial Retirement Plan Services (“Great-West RPS”)(1) and MAM Holding Inc. (2)	—	(151,179)	(142,424)
	Total	(14,626)	(175,137)	(157,946)

Receives corporate support services	Non-insurance affiliate: Empower(1)	332,652	—	—	Other insurance benefits and expenses
Provides recordkeeping fees under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance affiliate: Empower(1)	(194,795)	—	—	Fee income
Receives commissions under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance and insurance affiliates: Empower(1), GWL&A NY (1)	(77,139)	—	—	Commissions

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds	Non-insurance affiliate: GWFS(1)	7,101	172,702	198,976	Other income

Provides record-keeping services	Non-insurance affiliates: GWTC(1)	—	45,101	38,200	Other income

	Non-insurance related party: Great-West Funds(4)	20,506	61,194	65,281

	Total	20,506	106,295	103,481
Receives record-keeping services	Insurance affiliate: GWL&A NY(1)	(1,460)	(2,328)	(2,551)	Other income
	Non-insurance affiliates: Empower(1)and GWTC(1)	(15,339)	(388,302)	(342,803)
	Total	(16,799)	(390,630)	(345,354)

Receives custodial services	Non-insurance affiliate: GWTC(1)	—	(13,526)	(12,410)	Other income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Non-insurance affiliate: Putnam Investments LLC (“Putnam”) (3)	16,282	9,733	9,140	Other income

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

(4) An open-end management investment company, a related party of GWL&A

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2020, 2019 and 2018, these purchases totaled $330,974, $224,708 and $169,857 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $249,802 and $288,076 at December 31, 2020 and 2019, respectively, which is also included in the assets and liabilities of the general account at those dates.

During June of 2018, the Company invested $35,000 to fund the initial creation of five mutual funds offered by its subsidiary, GWCM. When the funds met certain targets for customer investment, the Company began redeeming its interests. The remaining investments were $17,679 and $15,546 at December 31, 2020 and 2019, respectively.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$46,104	$—

GWFS(1)	On account	On demand	34,743	34,625

CLAC(2)	On account	On demand	—	11,630

GWTC(1)	On account	On demand	290	7,807

AAG(1)	On account	On demand	—	5,141

GWCM(1)	On account	On demand	—	1,610

GWL&A NY(1)	On account	On demand	214	1,470

Great-West RPS(1)	On account	On demand	3	700

Great-West South Carolina (“GWSC”)(1)	On account	On demand	7,351	509

Putnam(3)	On account	On demand	4,951	103

Other related party receivables	On account	On demand	928	—

Total			$94,584	$63,595

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$—	$76,024

CLAC(2)	On account	On demand	683	917

Personal Capital Corporation(1)	On account	On demand	15,473	—

Other related party payables	On account	On demand	422	672

Total			$16,578	$77,613

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

Included in current federal income taxes recoverable at December 31, 2020 and 2019 is $73,029 and $45,900, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received/(paid) cash payments of $12,506, $2,727 and ($42,577) from its subsidiary, GWSC, in 2020, 2019 and 2018 respectively, under the terms of its tax sharing agreement. The amount paid in 2018 is for the utilization of GWSC’s operating loss carryforward amounts which were fully utilized as of that year. Additionally, during the years ended December 31, 2020, 2019 and 2018, the Company received interest income of $1,661, $2,085 and $2,527 respectively, from GWSC relating to the tax sharing agreement.

During the year ended December 31, 2020, the Company received dividends and return of capital of $142,500 and $7,000, respectively, from its subsidiaries, the largest being $61,000 from AAG. During the year ended December 31, 2019, the Company received dividends and return of capital of $108,803 and $12,497, respectively, from its subsidiaries, the largest being $40,000 from Empower. During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680 respectively, from its subsidiaries, the largest being $42,000 from AAG.

During the years ended December 31, 2020 and 2019, the Company paid cash dividends to GWL&A Financial in the amounts of $357,752 and $639,801 respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2020
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$159,577	$1,744	$226	$161,095

All other governments	11,113	—	—	11,113

U.S. states, territories and possessions	654,122	97,055	—	751,177

Political subdivisions of states and territories	378,996	23,006	—	402,002

Industrial and miscellaneous	18,019,556	916,950	13,489	18,923,017

Parent, subsidiaries and affiliates	6,433	—	—	6,433

Hybrid securities	151,305	1,800	9,372	143,733

Loan-backed and structured securities	6,330,981	156,801	12,050	6,475,732

Total bonds	$25,712,083	$1,197,356	$35,137	$26,874,302

	December 31, 2019
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$11,076	$1,446	$—	$12,522

U.S. states, territories and possessions	656,713	85,867	—	742,580

Political subdivisions of states and territories	204,355	18,098	—	222,453

Industrial and miscellaneous	8,024,719	453,056	2,842	8,474,933

Parent, subsidiaries and affiliates	10,810	—	—	10,810

Hybrid securities	165,032	147	14,831	150,348

Loan-backed and structured securities	4,730,820	77,213	11,915	4,796,118

Total bonds	$13,803,525	$635,827	$29,588	$14,409,764

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Book/adjusted carrying value	Fair value

Due in one year or less	$1,359,756	$1,374,606

Due after one year through five years	6,086,988	6,430,238

Due after five years through ten years	8,531,983	8,990,876

Due after ten years	4,257,648	4,458,122

Loan-backed and structured securities	6,330,981	6,475,732

Total bonds	$26,567,356	$27,729,574

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	Years ended December 31,
	2020	2019 2018

Consideration from sales	$15,627,075	$18,741,779	$12,788,008

Gross realized gains from sales	81,504	511,103	32,672

Gross realized losses from sales	7,045	46,129	30,960

At December 31, 2019, consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 9 for additional information).

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$149,402	$226	$—	$—	$149,402	$226

Industrial and miscellaneous	1,216,567	13,291	246,659	12,808	1,463,226	26,099

Hybrid securities	23,981	1,199	77,882	8,173	101,863	9,372

Loan-backed and structured securities	672,983	7,412	314,125	6,800	987,108	14,212

Total bonds	$2,062,933	$22,128	$638,666	$27,781	$2,701,599	$49,909

Total number of securities in an unrealized loss position		168		47		215

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	435,115	2,113	620,988	36,363	1,056,103	38,476

Hybrid securities	12,402	93	116,868	14,739	129,270	14,832

Loan-backed and structured securities	745,246	4,367	585,239	9,796	1,330,485	14,163

Total bonds	$1,192,763	$6,573	$1,323,095	$60,898	$2,515,858	$67,471

Total number of securities in an unrealized loss position		95		102		197

Bonds - Total unrealized losses and OTTI decreased by $17,562, or 26%, from December 31, 2019 to December 31, 2020. The decrease in unrealized losses was in industrial and miscellaneous as well as hybrid securities, and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2020 compared to December 31, 2019. This decrease was offset by increases in the less than twelve month category of all asset categories, and reflects an increase in interest rates during fourth quarter of 2020 resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months decreased by $33,117 from December 31, 2019 to December 31, 2020. Industrial and miscellaneous account for 46%, or $12,808 of the unrealized losses and OTTI greater than twelve months at December 31, 2020. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 24%, or $6,800, of the unrealized losses and OTTI greater than twelve months at December 31, 2020. Of the $6,800 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 94% or $6,412 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 16% and 21% of total invested assets at December 31, 2020 and 2019, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $128,238 and $68,046 as of December 31, 2020 and 2019, respectively. The Company had pledged collateral related to these derivatives of $7,181 and $5,022 as of December 31, 2020 and 2019, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2020 the fair value of assets that could be required to settle the derivatives in a net liability position was $121,057.

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

At December 31, 2020 and 2019, the Company had pledged $7,181 and $5,022, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $54,302 unrestricted cash and securities collateral and $71,130 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2020 and 2019, the Company had pledged U.S. Treasury bills in the amount of $5,334 and $2,331, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments:

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$10,705

Cross-currency swaps	875,569	(4,071)	9,352

Total derivatives designated as hedges	897,869	(4,071)	20,057

Derivatives not designated as hedges:

Interest rate swaps	1,040,944	11,326	11,449

Futures on equity indices	2,957	1,172	1

Interest rate futures	10,500	4,162	—

Interest rate swaptions	174,000	34	34

Cross-currency swaps	541,142	23,084	21,234

Foreign currency forwards	1,510,024	(26)	(26)

Total derivatives not designated as hedges	3,279,567	39,752	32,692

Total cash flow hedges, and derivatives not designated as hedges	$4,177,436	$35,681	$52,749

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

	December 31, 2019
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$8,385

Cross-currency swaps	880,490	35,372	38,370

Total cash flow hedges	902,790	35,372	46,755

Derivatives not designated as hedges:

Interest rate swaps	933,930	2,078	1,487

Futures on equity indices	6,890	545	(17)

Interest rate futures	22,600	1,786	2

Interest rate swaptions	186,550	20	20

Cross-currency swaps	541,142	21,894	20,442

Total derivatives not designated as hedges	1,691,112	26,323	21,934

Total cash flow hedges and derivatives not designated as hedges	$2,593,902	$61,695	$68,689

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

	Net unrealized gain (loss) on derivatives recognized in surplus
	Year Ended December 31,
	2020	2019	2018

Derivatives not designated as hedging instruments:

Interest rate swaps	$7,306	$13,954	$(8,039)

Interest rate swaptions	180	123	198

Futures on equity indices	94	(241)	297

Interest rate futures	6	(132)	159

Cross-currency swaps	(3,975)	(8,396)	32,525

Foreign currency forwards	(20)	—	—

Total	$3,591	$5,308	$25,140

Securities lending

Securities with a cost or amortized cost of $199,546 and $296,583, and estimated fair values of $201,848 and $297,018 were on loan under the program at December 31, 2020 and 2019, respectively.

The following table summarizes securities on loan by category:

	December 31,		December 31,
	2020		2019
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value

Hybrid securities	$—	$—	$2,224	$2,028

Industrial and miscellaneous	78,553	80,855	15,734	16,365

U.S. government	120,993	120,993	278,625	278,625

	$199,546	$201,848	$296,583	$297,018

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $206,811 and $303,282 as collateral at December 31, 2020 and 2019, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Reverse repurchase agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $2,900 and $3,300 at December 31, 2020 and December 31, 2019, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company’s behalf was $2,958 and $3,366 at December 31, 2020 and December 31, 2019, respectively.

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Restricted assets

The following tables summarize investments on deposit or trust accounts controlled by various state insurance departments in accordance with statutory requirements as well as other deposits and collateral pledged by the Company:

	December 31, 2020
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$206,811	$—	$—	$—	$206,811	$303,282	$(96,471)	$—	$206,811	0.27%	0.28%

Subject to reverse repurchase agreements	2,900	—	—	—	2,900	3,300	(400)	—	2,900	0.00%	0.00%

FHLB capital stock	500	—	—	—	500	—	500	—	500	0.00%	0.00%

On deposit with states	4,264	—	—	—	4,264	4,294	(30)	—	4,264	0.01%	0.01%

On deposit with other regulatory bodies	554	—	—	—	554	579	(25)	—	554	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	5,334	—	1,411	—	6,745	2,330	4,415	—	6,745	0.01%	0.01%

Derivative cash collateral	7,181	—	271	—	7,452	5,022	2,430	—	7,452	0.01%	0.01%

Other restricted assets	1,175	—	—	—	1,175	1,218	(43)	—	1,175	0.00%	0.00%

Total Restricted Assets	$228,719	$—	$1,682	$—	$230,401	$320,025	$(89,624)	$—	$230,401	0.30%	0.31%

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$303,282	$—	$—	$—	$303,282	$45,102	$258,180	$—	$303,282	0.62%	0.62%

Subject to reverse repurchase agreements	3,300	—	—	—	3,300	11,200	(7,900)	—	3,300	0.01%	0.01%

Subject to dollar repurchase agreements	—	—	—	—	—	688,765	(688,765)	—	—	0.00%	0.00%

On deposit with states	4,294	—	—	—	4,294	4,443	(149)	—	4,294	0.01%	0.01%

On deposit with other regulatory bodies	579	—	—	—	579	603	(24)	—	579	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	2,330	—	—	—	2,330	8,197	(5,867)	—	2,330	0.01%	0.01%

Other collateral	—	—	—	—	—	5,320	(5,320)	—	—	0.00%	0.00%

Derivative cash collateral	5,022	—	—	—	5,022	30,220	(25,198)	—	5,022	0.01%	0.01%

Other restricted assets	1,218	—	—	—	1,218	1,259	(41)	—	1,218	0.00%	0.00%

Total Restricted Assets	$320,025	$—	$—	$—	$320,025	$795,109	$(475,084)	$—	$320,025	0.66%	0.66%

Net investment income

The following table summarizes net investment income:

	Years Ended December 31,
	2020	2019 2018

Bonds	$474,967	$621,993	$822,645

Preferred stock	3	—	—

Common stock	151	455	221

Mortgage loans	107,249	158,678	169,415

Real estate	28,964	27,577	26,557

Contract loans	197,843	200,298	199,507

Cash, cash equivalents and short-term investments	5,862	16,409	4,749

Derivative instruments	18,840	16,915	16,308

Other invested assets	155,506	121,675	125,821

Miscellaneous	5,303	4,462	1,896

Gross investment income	994,688	1,168,462	1,367,119

Expenses	(46,344)	(69,011)	(59,732)

Net investment income	$948,344	$1,099,451	$1,307,387

The amount of interest incurred and charged to investment expense during the years ended December 31, 2020, 2019 and 2018 was $17,078, $33,188 and $22,070, respectively.

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2020	2019	2018

Net realized capital gains (losses), before federal income tax	$59,961	$574,372	$4,905

Less: Federal income tax	12,592	120,618	1,030

Net realized capital gains (losses), before IMR transfer	47,369	453,754	3,875

Net realized capital gains (losses) transferred to IMR, net of federal income tax of $17,100, $122,750 and ($1,781), respectively	64,327	461,776	(6,701)

Net realized capital gains (losses), net of federal income tax expense (benefit) of ($4,508), ($2,133) and 2,811, respectively, and IMR transfer	$(16,958)	$(8,022)	$10,576

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2020

Reserve as of December 31, 2019	$(7,864)

Transferred into IMR, net of taxes	64,327

IMR reinsurance activity	661,451

Balance before amortization	717,914

Amortization released to Statement of Operations	(39,141)

Reserve as of December 31, 2020	$678,773

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	58%	51%

	Concentration by industry
	December 31,
	2020	2019

Financial services	14%	13%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $4,124,412 and $2,693,435, of which $1,634,389 and $0 were loan participation agreements as of December 31, 2020 and 2019, respectively. These mortgages were current as of December 31, 2020 and 2019.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 3.50% and 4.70%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 2.45% and 4.05%, respectively.

During 2020 and 2019, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 59% and 64%, respectively.

The balance in the commercial mortgage provision allowance was $745 as of December 31, 2020 and 2019. There was no provision activity for the years ended December 31, 2020 and 2019.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

	December 31,

	2020	2019

Multi-family	49%	44%

Industrial	15%	19%

Office	13%	18%

Retail	13%	12%

Other	10%	7%

	100%	100%

	Concentration by geographic area

	December 31,

	2020	2019

Pacific	36%	33%

East North Central	17%	20%

South Atlantic	13%	14%

Middle Atlantic	11%	8%

Other	10%	8%

West South Central	7%	10%

Mountain	6%	7%

	100%	100%

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$26,874,302	$25,712,083	$—	$26,865,559	$8,743	$—	$26,874,302

Preferred stock	119,684	119,687	—	119,684	—	—	119,684

Common stock	20,240	20,240	19,740	500	—	—	20,240

Mortgage loans	4,263,386	4,123,666	—	4,263,386	—	—	4,263,386

Real estate	227,336	43,776	—	227,336	—	—	227,336

Cash, cash equivalents and short-term investments	3,470,912	3,470,914	2,612,741	858,171	—	—	3,470,912

Contract loans	3,874,206	3,874,206	—	3,874,206	—	—	3,874,206

Other long-term invested assets	244,393	235,484	—	93,637	—	150,756	244,393

Securities lending reinvested collateral assets	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	43,689	43,689	43,689	—	—	—	43,689

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Receivable for securities	87,076	84,973	—	87,076	—	—	87,076

Derivative instruments	180,996	160,628	10	180,986	—	—	180,996

Separate account assets	28,571,811	28,455,204	14,406,648	13,741,300	—	423,863	28,571,811

Total assets	$68,185,972	$66,552,491	$17,146,008	$50,456,602	$8,743	$574,619	$68,185,972

Liabilities:

Deposit-type contracts	$4,562,617	$5,215,962	$—	$4,562,617	$—	$—	$4,562,617

Commercial paper	98,983	98,983	—	98,983	—	—	98,983

Payable under securities lending agreements	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	36,450	36,450	36,450	—	—	—	36,450

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Payable for securities	1,277,598	1,277,598	—	1,277,598	—	—	1,277,598

Derivative instruments	128,246	130,281	8	128,238	—	—	128,246

Separate account liabilities	853,042	853,042	70	852,972	—	—	853,042

Total liabilities	$7,164,877	$7,820,257	$99,708	$7,065,169	$—	$—	$7,164,877

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2019
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$14,409,764	$13,803,525	$—	$14,395,297	$14,467	$—	$14,409,764

Common Stock	20,249	20,249	20,249	—	—	—	20,249

Mortgage loans	2,742,188	2,692,690	—	2,742,188	—	—	2,742,188

Real estate	137,700	44,648	—	—	137,700	—	137,700

Cash, cash equivalents and short-term investments	818,328	818,328	298,720	519,608	—	—	818,328

Contract loans	3,995,291	3,995,291	—	3,995,291	—	—	3,995,291

Other long-term invested assets	128,287	120,934	—	38,070	—	90,217	128,287

Securities lending collateral assets	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	76,212	76,212	76,212	—	—	—	76,212

Other collateral	504	504	504	—	—	—	504

Receivable for securities	6,853	5,313	—	6,853	—	—	6,853

Derivative instruments	136,753	124,254	3	136,750	—	—	136,753

Separate account assets	25,690,576	25,634,438	13,992,067	11,326,204	—	372,305	25,690,576

Total assets	$48,465,987	$47,639,668	$14,420,919	$33,430,379	$152,167	$462,522	$48,465,987

Liabilities:

Deposit-type contracts	$57,672	$60,296	$—	$57,672	$—	$—	$57,672

Commercial paper	99,900	99,900	—	99,900	—	—	99,900

Payable under securities lending agreements	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	71,130	71,130	71,130	—	—	—	71,130

Other collateral	504	504	504	—	—	—	504

Payable for securities	733,150	733,150	—	733,150	—	—	733,150

Derivative instruments	68,064	62,559	19	68,045	—	—	68,064

Separate account liabilities	346,182	346,182	66	346,116	—	—	346,182

Total liabilities	$1,679,884	$1,677,003	$104,883	$1,575,001	$—	$—	$1,679,884

Bonds, preferred and common stock

The fair values for bonds, preferred and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, foreign currency forwards, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities

Fair value hierarchy

The following tables present information about the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date

	December 31, 2020
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$17,679	$—	$—	$—	$17,679

Industrial and miscellaneous	2,061	—	—	—	2,061

Other invested assets

Limited partnerships	—	—	—	150,756	150,756

Derivatives

Interest rate swaps	—	86,984	—	—	86,984

Cross-currency swaps	—	37,028	—	—	37,028

Interest rate swaptions	—	34	—	—	34

Foreign currency forwards	—	2,670	—	—	2,670

Separate account assets (1)	14,351,361	12,467,593	—	423,863	27,242,817

Total assets	$14,371,101	$12,594,309	$—	$574,619	$27,540,029

Liabilities:

Derivatives

Interest rate swaps	$—	$75,535	$—	$—	$75,535

Cross-currency swaps	—	15,794	—	—	15,794

Foreign currency forwards	—	2,695	—	—	2,695

Separate account liabilities (1)	70	852,972	—	—	853,042

Total liabilities	$70	$946,996	$—	$—	$947,066

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Fair Value Measurements at Reporting Date

	December 31, 2019
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$15,545	$—	$—	$—	$15,545

Industrial and miscellaneous	4,704	—	—	—	4,704

Other invested assets

Limited partnerships	—	—	—	90,217	90,217

Derivatives

Interest rate swaps	—	36,516	—	—	36,516

Cross-currency swaps	—	35,457	—	—	35,457

Interest rate swaptions	—	20	—	—	20

Separate account assets (1)	13,935,424	10,123,099	—	372,305	24,430,828

Total assets	$13,955,673	$10,195,092	$—	$462,522	$24,613,287

Liabilities:

Derivatives

Interest rate swaps	$—	$35,029	$—	$—	$35,029

Cross-currency swaps	—	15,015	—	—	15,015

Separate account liabilities (1)	66	346,116	—	—	346,182

Total liabilities	$66	$396,160	$—	$—	$396,226

(1) Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6.   Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Cash, cash equivalents and short-term investments	3,470,926	12	3,470,914	818,329	1	818,328

Other invested assets	1,294,506	544,029	750,477	403,986	1,095	402,891

Premiums deferred and uncollected	16,338	82	16,256	15,273	74	15,199

Deferred income taxes	457,205	331,246	125,959	205,256	108,053	97,203

Due from parent, subsidiaries and affiliate	155,676	61,092	94,584	118,239	54,644	63,595

Other prepaid assets	2,206	2,206	—	22,712	22,712	—

Capitalized internal use software	—	—	—	37,917	37,917	—

Furniture, fixtures and equipment	5,914	5,914	—	5,095	5,095	—

Reinsurance recoverable	80,435	186	80,249	37,806	—	37,806

Other assets	671,151	2,113	669,038	499,620	8,788	490,832

The following table summarizes the Company’s aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities (“SCA”), except insurance SCA entities as follows:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$13,662	$—	$13,662	$13,537	$—	$13,537

Other invested assets	813,421	544,029	269,392	156,119	1,095	155,024

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

7.   Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2020		December 31, 2019
Type	Gross	Net of loading	Gross	Net of loading

Ordinary renewal business	$18,063	$16,256	$16,888	$15,199

Total	$18,063	$16,256	$16,888	$15,199

8.   Business Combination and Goodwill

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital.

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $0 and $23,846, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $5,110, $5,109 and $5,110, respectively, of goodwill amortization related to this acquisition.

On August 17, 2020, the Company completed the acquisition of all of the voting equity interests in the Personal Capital Corporation, an industry-leading registered investment adviser and digital wealth manager. This transaction was accounted for as a statutory acquisition. Goodwill of $819,403 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $277,474 and $0, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $27,313, $0 and $0, respectively, of goodwill amortization related to this acquisition.

Purchased Entity	Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of December 31, 2020	Amount of goodwill amortized for the year ended December 31, 2020	Admitted goodwill as a % of SCA book/adjusted carrying value, gross of admitted goodwill

Retirement Plan Services	August 29, 2014	$64,169	$51,098	$—	$5,110	—%

Personal Capital Corporation	August 17, 2020	$854,190	$819,403	$277,474	$27,313	70.8%

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000. Effective June 1, 2019, all risks on non-participating policies within the above retention limits were ceded to Protective.

42

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company’s most significant ceded reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2020, 2019 and 2018 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020

Admitted assets:

Cash and invested assets:

Bonds	$7,855

Preferred stock	120

Mortgage loans	1,634

Other invested assets	132

Total cash and invested assets	9,741

Investment income due and accrued	64

Funds held or deposited with reinsured companies	6,761

Other assets	129

Total admitted assets	$16,695

December 31,
2020

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$14,716

Liability for deposit-type contracts	3,183

Interest maintenance reserve	662

Other liabilities	113

Total liabilities	18,674

Capital and surplus:

Unassigned funds	(1,979)

Total capital and surplus	(1,979)

Total liabilities, capital and surplus	$16,695

Statutory Statements of Operations	December 31,
2020

Income:

Premium income and annuity consideration	$15,567

Total income	15,567

Expenses:

Increase in aggregate reserves for life and accident and health policies and contracts	14,716

Total benefits	14,716

Commissions	2,168

Interest maintenance reserve reinsurance activity	662

Total benefit and expenses	17,546

Net loss from operations before federal income taxes	$(1,979)

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received a capital contribution from parent of $2.8 billion to finance the transaction, as mentioned in Note 14.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2019

Admitted assets:

Cash and invested assets:

Bonds	$(7,302)

Mortgage loans	(1,288)

Contract loans	(24)

Cash, cash equivalents and short-term investments	722

Other invested assets	(235)

Total cash and invested assets	(8,127)

Investment income due and accrued	(89)

Premiums deferred and uncollected	(10)

Reinsurance recoverable	25

Current federal income taxes recoverable	(1)

Deferred income taxes	(21)

Other assets	(3)

Total admitted assets	$(8,226)

December 31,
2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$(8,287)

Aggregate reserves for accident and health policies	(288)

Liability for deposit-type contracts	(127)

Life and accident and health policy and contract claims	(74)

Provision for policyholders’ dividends	(63)

Interest maintenance reserve	(66)

Other liabilities	(33)

Total liabilities	(8,938)

Capital and surplus:

Gross paid in and contributed surplus	712

Total capital and surplus	712

Total liabilities, capital and surplus	$(8,226)

Statutory Statements of Operations	December 31,
2019
Income:

Premium income and annuity consideration	$(9,147)

Commission and expense allowances on reinsurance ceded	154

Total income	(8,993)

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Expenses:

Decrease in aggregate reserves for life and accident and health policies and contracts	(8,575)

Total benefits	(8,575)

Net transfers from separate accounts	59

Interest maintenance reserve release	(512)

Total benefit and expenses	(9,028)

Net gain from operations before federal income taxes	35

Federal income tax benefit	(118)

Net income	$153

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	1% to 11.25%

	- Disability	2.50% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

- Annuity Funds

Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant Mortality (“IAM”), Group Annuity Reserve (“GAR”) 94, 1971 and 1983 Group Annuity Mortality (“GAM”), and Annuity 2000

Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2020 and 2019, the Company had $3,766,969 and $3,925,596, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

47

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$13,534,241	$—	$—	$13,534,241	25.2%

At book value less current surrender charges of 5% or more	820,107	—	—	820,107	1.5%

At fair value	2,558,655	7,785,289	11,517,720	21,861,664	40.4%

Total with adjustment or at market value	16,913,003	7,785,289	11,517,720	36,216,012	67.1%

At book value without adjustment (minimal or no charge adjustment)	2,473,434	—	—	2,473,434	4.6%

Not subject to discretionary withdrawal	15,266,932	—	—	15,266,932	28.3%

Total gross	34,653,369	7,785,289	11,517,720	53,956,378	100.0%

Reinsurance ceded	74,724	—	—	74,724

Total, net	$34,578,645	$7,785,289	$11,517,720	$53,881,654

	December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$915,098	$—	$—	$915,098	3.0%

At book value less current surrender charges of 5% or more	817,144	—	—	817,144	2.7%

At fair value	—	6,358,077	11,528,947	17,887,024	58.0%

Total with adjustment or at market value	1,732,242	6,358,077	11,528,947	19,619,266	63.7%

At book value without adjustment (minimal or no charge adjustment)	97,837	—	—	97,837	0.3%

Not subject to discretionary withdrawal	11,091,699	—	—	11,091,699	36.0%

Total gross	12,921,778	6,358,077	11,528,947	30,808,802	100.0%

Reinsurance ceded	71,124	—	—	71,124

Total, net	$12,850,654	$6,358,077	$11,528,947	$30,737,678

48

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,603,854	$6,920,255	$6,952,077	$—	$—	$—

Other permanent cash value life insurance	—	6,845,366	7,160,342	—	—	—

Variable universal life	274,843	279,968	280,000	7,579,331	7,579,331	7,579,331

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	151,345	—	—	—

Accidental death benefits	N/A	N/A	466	—	—	—

Disability - active lives	N/A	N/A	1,093	—	—	—

Disability - disabled lives	N/A	N/A	117,509	—	—	—

Miscellaneous reserves	N/A	N/A	28,188	—	—	—

Total, gross	6,878,697	14,045,589	14,691,020	7,579,331	7,579,331	7,579,331

Reinsurance ceded	6,878,697	7,643,139	7,966,585	—	—	—

Total, net of reinsurance ceded	$—	$6,402,451	$6,724,435	$7,579,331	$7,579,331	$7,579,331

	December 31, 2019
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,618,888	$6,617,437	$6,595,652	$—	$—	$—

Other permanent cash value life insurance	—	6,949,889	7,306,841	—	—	—

Variable universal life	240,230	243,868	244,301	7,063,894	7,063,894	7,063,894

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	164,921	—	—	—

Accidental death benefits	N/A	N/A	1,195	—	—	—

Disability - active lives	N/A	N/A	1,078	—	—	—

Disability - disabled lives	N/A	N/A	126,059	—	—	—

Miscellaneous reserves	N/A	N/A	29,945	—	—	—

Total, gross	6,859,118	13,811,194	14,469,992	7,063,894	7,063,894	7,063,894

Reinsurance ceded	6,859,118	7,330,812	7,621,851	—	—	—

Total, net of reinsurance ceded	$—	$6,480,382	6,848,141	$7,063,894	$7,063,894	$7,063,894

49

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2020	2019

Balance, January 1, net of reinsurance of $284,531 and $19,082	$794	$247,529

Incurred related to:

Current year	252	9,941

Prior year	2,018	(217,477)

Total incurred	2,270	(207,536)

Paid related to:

Current year	—	(9,807)

Prior year	—	(29,392)

Total paid	—	(39,199)

Balance, December 31, net of reinsurance of $282,922 and $284,531	$3,064	$794

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has changed by $2,018 and ($217,477) during the years ended December 31, 2020 and 2019, respectively. The change in the prior year was primarily due to the Protective transaction, with no comparable amount in the current year.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor’s Ratings Services and a rating of P-1 by Moody’s Investors Service, each being the highest rating available. The Company’s issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company’s liquidity.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2020	2019

Face value	$98,983	$99,900

Carrying value	$98,983	$99,900

Interest expense paid	$1,007	$2,874

Effective interest rate	0.22% - 0.27%	1.8% - 2.1%

Maturity range (days)	21 - 26	13 - 24

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product
•	Hybrid Ordinary Life Insurance Product
•	Individual Indexed-Linked Annuity Product

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•	Individual Annuity
•	Group Annuity
•	Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•	Hybrid Ordinary Life Insurance Product
•	Group Annuity - Custom Stable Value Asset Funds
•	Variable Life Insurance Product
•	Individual Indexed-Linked Annuity Product

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Some assets within each of the Company’s separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

At December 31, 2020 and 2019, the Company’s separate account assets that are legally insulated from the general account claims are $28,447,693 and $25,632,375.

As of December 31, 2020 and 2019, $11,612,824 and $11,266,373, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2020 and 2019, $61,774,539 and $0, respectively, were acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,325, $11,649, $11,608, $12,581 and $12,961 for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

51

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant’s account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants’ distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund’s securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

52

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31, 2020
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$403,703	$949,333	$1,353,036

Reserves

For accounts with assets at:

Fair value	$8,767,847	$16,897,365	$25,665,212

Amortized cost	1,187,709	—	1,187,709

Total reserves	$9,955,556	$16,897,365	$26,852,921

By withdrawal characteristics:

At fair value	$8,767,847	$16,897,365	$25,665,212

At book value without fair value adjustment and with current surrender charge less than 5%	1,187,709	—	1,187,709

Total subject to discretionary withdrawals	$9,955,556	$16,897,365	$26,852,921

	Year Ended December 31, 2019
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$528,618	$1,274,716	$1,803,334

Reserves

For accounts with assets at:

Fair value	$7,315,010	$16,440,747	$23,755,757

Amortized cost	1,168,009	—	1,168,009

Total reserves	$8,483,019	$16,440,747	$24,923,766

By withdrawal characteristics:

At fair value	$7,315,010	$16,440,747	$23,755,757

At book value without fair value adjustment and with current surrender charge less than 5%	1,168,009	—	1,168,009

Total subject to discretionary withdrawals	$8,483,019	$16,440,747	$24,923,766

53

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2020	2019	2018

Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$1,353,036	$1,803,334	$2,621,510

Transfers from separate accounts	(1,759,730)	(4,226,616)	(5,198,817)

Net transfers from separate accounts	(406,694)	(2,423,282)	(2,577,307)

Reconciling adjustments:

Net transfer of reserves to separate accounts	(412,121)	1,203,800	1,464,314

Miscellaneous other	(1,137)	836	528

CARVM allowance reinsured	(8,545)	70,071	—

Reinsurance	19,469	(179,568)	—

Net transfers as reported in the Statements of Operations	$(809,028)	$(1,328,143)	$(1,112,465)

14. Capital and Surplus, Dividend Restrictions, and Other Matters

The payment of principal and interest under all surplus notes can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations.

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The surplus note bears interest at the rate of 6.675% and was due November 14, 2034. On December 9, 2019 the Company used proceeds from the ceding commission earned on the Protective transaction to redeem the surplus note balance in full. The carrying amount of the surplus note was $0 and $0 at December 31, 2020 and 2019, respectively. Interest paid on the note was $0 for the year ended December 31, 2020 and $13,016 for the years ended December 31, 2019 and 2018, respectively, bringing total interest paid from inception to December 31, 2020 to $195,243. The amount of unapproved principal and interest was $0 at December 31, 2020 and 2019.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Interest paid on the note during 2020, 2019 and 2018 amounted to $420, $420 and $420, respectively, bringing total interest paid from inception to December 31, 2020 to $1,262. The amount of unapproved principal and interest was $0 at December 31, 2020.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Interest paid on the note during 2020, 2019, and 2018 amounted to $16,899, $16,899 and $10,515, respectively, bringing total interest paid from inception to December 31, 2020 to $44,313. The amount of unapproved principal and interest was $0 at December 31, 2020.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap gain will be

54

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2020, 2019 and 2018 amounted to $1,331, $1,330 and $998, respectively bringing the total amortization from inception to December 31, 2020 amounted to $3,659, leaving an unamortized balance of $36,262 in surplus as part of the surplus note amounts.

On August 12, 2020, the Company issued a surplus note in the face amount and carrying amount of $527,500 to GWL&A Financial Inc. The proceeds were used to finance the Personal Capital transaction. The surplus note bears an interest rate of 1.260% per annum. The note matures on August 12, 2025. Interest paid on the note during 2020 and 2019 amounted to $0 and $0, respectively, bringing total interest paid from inception to December 31, 2020 to $0. The amount of unapproved principal and interest were $0 at December 31, 2020.

As of the fourth quarter of 2020, the Company had received capital contributions of $3.1 billion from GWL&A Financial Inc. The proceeds were used to finance the Personal Capital and MassMutual transactions.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may not pay a dividend during the year ended December 31, 2021, without the prior approval of the Colorado Insurance Commissioner due to large dividends paid in 2019 and the net loss related to the MassMutual ceding commission in 2020. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non-cumulative and paid as determined by the Board of Directors, subject to the limitations described above. During the years ended December 31, 2020, 2019 and 2018 the Company paid dividends to GWL&A Financial Inc, totaling $357,752, $639,801, and $152,295, respectively.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2020	2019

Current year net (loss) income	$(1,695,012)	$382,805

Unrealized (losses) gains	(76,064)	210,179

Deferred income taxes	256,714	(129,400)

Non-admitted assets	(946,880)	(238,379)

Surplus as regards reinsurance	454,045	537,566

Asset valuation reserve	(202,003)	(194,032)

Dividends	(357,752)	(639,801)

Other	7,401	395,386

Total unassigned funds	$(2,559,551)	$324,324

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

55

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$481,393	$—	$481,393	$224,934	$—	$224,934	$256,459	$—	$256,459

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	481,393	—	481,393	224,934	—	224,934	256,459	—	256,459

Deferred tax assets non-admitted	(340,176)	8,930	(331,246)	(109,435)	1,382	(108,053)	(230,741)	7,548	(223,193)

Net admitted deferred tax asset	141,217	8,930	150,147	115,499	1,382	116,881	25,718	7,548	33,266

Gross deferred tax liabilities	(15,258)	(8,930)	(24,188)	(18,296)	(1,382)	(19,678)	3,038	(7,548)	(4,510)

Net admitted deferred tax asset	$125,959	$—	$125,959	$97,203	$—	$97,203	$28,756	$—	$28,756

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	304,773	—	—	201,129	—	—	103,644

(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	15,258	8,930	24,188	18,296	1,382	19,678	(3,038)	7,548	4,510

Total deferred tax assets admitted as a result of the application of SSAP No. 101	$141,217	$8,930	$150,147	$115,499	$1,382	$116,881	$25,718	$7,548	$33,266

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	918.28%	1247.01%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,031,818	$1,340,863

56

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the impact of tax planning strategies:

	December 31, 2020 December 31, 2019				Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$481,393	$—	$224,934	$—	$256,459	$—

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$141,217	$8,930	$115,499	$1,382	$25,718	$7,548

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2020	2019	Change

Current income tax	$(20,260)	$(98,474)	$78,214

Federal income tax on net capital gains	12,592	120,618	(108,026)

Total	$(7,668)	$22,144	$(29,812)

	Year Ended December 31,
	2019	2018	Change

Current income tax	$(98,474)	$(17,604)	$(80,870)

Federal income tax on net capital gains	120,618	1,030	119,588

Total	$22,144	$(16,574)	$38,718

57

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2020	2019	Change

Ordinary:

Reserves	$38,987	$33,451	$5,536

Investments	1,784	2,025	(241)

Pension accrual	11	—	11

Provision for dividends	2,168	2,334	(166)

Fixed assets	1,792	3,320	(1,528)

Compensation and benefit accrual	20,843	23,408	(2,565)

Receivables - non-admitted	13,737	16,568	(2,831)

Tax credit carryforward	111,979	114,265	(2,286)

Ceding commission-reinsurance	270,929	—	270,929

Other	19,163	29,563	(10,400)

Total ordinary gross deferred tax assets	481,393	224,934	256,459

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	481,393	224,934	256,459

Non-admitted ordinary deferred tax assets	(340,176)	(109,435)	(230,741)

Admitted ordinary deferred tax assets	141,217	115,499	25,718

Capital:			—

Investments	—	—	—

Total capital gross deferred tax assets	—	—	—

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	—	—

Non-admitted capital deferred tax assets	8,930	1,382	7,548

Admitted capital deferred tax assets	8,930	1,382	7,548

Total admitted deferred tax assets	$150,147	$116,881	$33,266

Deferred income tax liabilities:

Ordinary:

Investments	$(547)	$—	$(547)

Premium receivable	(3,414)	(3,192)	(222)

Policyholder reserves	(10,931)	(14,089)	3,158

Experience refunds	—	—	—

Other	(366)	(1,015)	649

Total ordinary deferred tax liabilities	(15,258)	(18,296)	3,038

Capital

Investments	$(8,930)	$(1,382)	$(7,548)

Total capital deferred tax liabilities	(8,930)	(1,382)	(7,548)

Total deferred tax liabilities	$(24,188)	$(19,678)	$(4,510)

Net admitted deferred income tax asset	$125,959	$97,203	$28,756

58

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2020	2019	Change

Total deferred income tax assets	$481,393	$224,934	$256,459

Total deferred income tax liabilities	(24,188)	(19,678)	(4,510)

Net deferred income tax asset	$457,205	$205,256	251,949

Tax effect of unrealized capital gains (losses)			5,187

Other surplus			(422)

Change in net deferred income tax			$256,714

	December 31,
	2019	2018	Change

Total deferred income tax assets	$224,934	$371,710	$(146,776)

Total deferred income tax liabilities	(19,678)	(31,065)	11,387

Net deferred income tax asset	$205,256	$340,645	(135,389)

Tax effect of unrealized capital gains (losses)			7,108

Other surplus			(1,119)

Change in net deferred income tax			$(129,400)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2020	2019	2018

Income tax expense at statutory rate	$ (356,646)	$61,396	$60,337

Earnings from subsidiaries	(30,013)	(22,849)	(22,003)

Swap gain on debt refinancing	—	—	8,175

Ceding commission from Protective, net of transaction expenses	(17,540)	112,889	—

Dividend received deduction	(5,553)	(6,161)	(6,657)

Tax adjustment for interest maintenance reserve	130,717	(1,739)	(5,221)

Interest maintenance reserve release on Protective transaction	—	(107,527)	—

Prior year adjustment	552	(1,695)	(4,124)

Tax effect on non-admitted assets	4,884	3,425	(3,476)

Tax credits	(2,963)	(3,660)	(2,901)

Income tax on realized capital gain (loss)	12,592	120,618	1,030

Tax contingency	931	1,129	(607)

Other	(1,343)	(4,282)	(395)

Total	$(264,382)	$151,544	$24,158

	2020	2019	2018

Federal income taxes incurred	$(7,668)	$22,144	$(16,574)

Change in net deferred income taxes	(256,714)	129,400	40,732

Total income taxes	$(264,382)	$151,544	$24,158

59

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

As of December 31, 2020, the Company had no operating loss carryforwards.

As of December 31, 2020, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $111,979. These credits will begin to expire in 2031.

As of December 31, 2020, the Company has foreign tax credit carryforwards of $0.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2020	$20,366

Year Ended December 31, 2019	132,977

Year Ended December 31, 2018	4,146

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, GWL&A NY and GWSC (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

60

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP No. 101. As of December 31, 2020 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2020 and 2019, the Company recognized approximately $931 and $1,129 of expense from interest and penalties related to the uncertain tax positions. The Company had $2,374 and $1,443 accrued for the payment of interest and penalties at December 31, 2020 and 2019, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company’s parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2014 with respect to foreign tax credit refund claims. Tax Years 2015 through 2019 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2020 and December 31, 2019 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

Previously, the Company sponsored an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provided health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management. Effective January 1, 2020, the Company transferred the Medical Plan to its subsidiary, Empower.

The Company provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

61

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in projected benefit obligation:

Benefit obligation, January 1	$22,696	$19,539	$40,801	$37,562	$63,497	$57,101

Service cost	—	1,435	—	—	—	1,435

Interest cost	—	825	1,175	1,510	1,175	2,335

Actuarial (gain) loss	—	2,059	2,753	4,109	2,753	6,168

Regular benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Benefit obligation transferred to Empower	(22,696)	—	—	—	(22,696)	—

Benefit obligation and under funded status, December 31	$—	$22,696	$42,163	$40,801	$42,163	$63,497

Accumulated benefit obligation	—	$22,696	42,163	40,801	42,163	$63,497

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in plan assets:

Fair Value of plan assets, January 1	$—	$—	$—	$—	$—	$—

Employer contributions	—	1,162	2,566	2,380	2,566	3,542

Regular Benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Fair Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

Accrued benefit liability	$—	$(22,224)	$(38,349)	$(39,470)	$(38,349)	$(61,694)

Liability for pension benefits	—	(472)	(3,814)	(1,331)	(3,814)	(1,803)

Total other liabilities	$—	$(22,696)	$(42,163)	$(40,801)	$(42,163)	$(63,497)

Unassigned surplus (deficit)	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

62

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Unrecognized net actuarial gain (loss)	$—	$2,869	$(3,515)	$(732)	$(3,515)	$2,137

Unrecognized prior service cost	—	(3,341)	(299)	(599)	(299)	(3,940)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Items not yet recognized as component of net periodic cost on January 1,	$(472)	$995	$(1,331)	$2,529	$(1,803)	$3,524

Transferred to Empower	472	—	—	—	472	—

Prior service cost recognized in net periodic cost	—	817	299	299	299	1,116

(Gain) loss recognized in net periodic cost	—	(225)	(29)	(50)	(29)	(275)

Gain (loss) arising during the year	—	(2,059)	(2,753)	(4,109)	(2,753)	(6,168)

Items not yet recognized as component of net periodic cost on December 31	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2021:

	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan	Total

Net actuarial gain	$—	$(29)	$(29)

Prior service cost	—	299	299

The expected benefit payments for the Company’s Supplemental Executive Retirement plan for the years indicated are as follows:

	2021	2022	2023	2024	2025	2026 through 2030

Supplemental executive retirement plan	2,567	10,282	5,756	2,179	1,962	8,382

63

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

	Post-Retirement Medical Plan			Supplemental Executive Retirement Plan			Total

	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,

	2020	2019	2018	2020	2019	2018	2020	2019	2018

Components of net periodic cost (benefit):

Service cost	$—	$1,435	$1,425	$—	$—	$—	$—	$1,435	$1,425

Interest cost	—	825	703	1,175	1,510	1,356	1,175	2,335	2,059

Amortization of unrecognized prior service cost	—	817	817	299	299	324	299	1,116	1,141

Amortization of gain from prior periods	—	(225)	(82)	(29)	(50)	(45)	(29)	(275)	(127)

Net periodic cost	$—	$2,852	$2,863	$1,445	$1,759	$1,635	$1,445	$4,611	$4,498

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2020 and 2019:

	Post-Retirement Medical Plan

	December 31,

	2020	2019

Discount rate	N/A	3.16%

Initial health care cost trend	N/A	6.00%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

	Supplemental Executive Retirement Plan

	December 31,

	2020	2019

Discount rate	2.09%	2.98%

Rate of compensation increase	N/A	N/A

During 2020, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2020).

During 2019, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2019).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,

	2020	2019

Discount rate	N/A	4.34%

Initial health care cost trend	N/A	6.25%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

64

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,

	2020	2019

Discount rate	2.98%	4.16%

Rate of compensation increase	N/A	N/A

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company’s share of net expense for the pension plan was $7,806, $14,842 and $3,057 during the years ended December 31, 2020, 2019 and 2018.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Other liabilities in the accompanying statutory financial statements, are $49,595 and $41,792 at December 31, 2020 and 2019, respectively.

Previously, the Company sponsored a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Effective January 1, 2020, the Company transferred the qualified defined contribution benefit plan to its subsidiary, Empower Retirement, LLC. Previously, the Company matched a percentage of employee contributions in cash. The Company recognized $0, $24,955 and $11,935 in expense related to this plan for the years ended December 31, 2020, 2019 and 2018, respectively.

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

65

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for officers and employees of the Company. Under the PSU plan, “performance share units” are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2020	2019	2018

Lifeco Stock Plan	$593	$899	$768

Performance Share Unit Plan	6,431	15,458	5,388

Total compensation expense	$7,024	$16,357	$6,156

Income tax benefits	$1,465	$3,414	$1,243

During the year ended December 31, 2020, 2019 and 2018, the Company had $48, $(67) and $26 respectively, income tax benefits (expense) realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2020 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)

Lifeco Stock Plan	$709	1.4

Performance Share Unit Plan	5,562	1.2

66

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Equity Award Activity

During the year ended December 31, 2020, Lifeco did not grant stock options to employees of the Company.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average

	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)

Outstanding, January 1, 2020	3,450,130	$25.03

Granted	—	—

Exercised	(210,900)	20.78

Cancelled and expired	(67,760)	25.89

Outstanding, December 31, 2020	3,171,470	25.95	5.5	$1,362

Vested and expected to vest, December 31, 2020	3,171,470	25.89	5.5	1,362

Exercisable, December 31, 2020	2,170,850	26.11	4.6	1,332

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2020 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2020	2019	2018

Weighted average fair value of options granted	NA	$2.32	$0.95

Intrinsic value of options exercised (1)	1,097	3,282	345

Fair value of options vested	911	1,358	1,115

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

There were no options granted during 2020. The fair value of the options granted during the years ended December 31, 2019 and 2018 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2020	2019	2018

Dividend yield	NA	5.46%	4.55%

Expected volatility	NA	19.68%	9.01%

Risk free interest rate	NA	1.83%	2.03%

Expected duration (years)	NA	6.0	6.0

67

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2020	1,156,384

Granted	67,511

Forfeited	(7,063)

Paid	(258,005)

Outstanding, December 31, 2020	958,827

Vested and expected to vest, December 31, 2020	958,827

The cash payment in settlement of the Performance Share Unit Plan units was $8,569, $5,815 and $4,104 for the years ended December 31, 2020, 2019 and 2018, respectively.

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were 55%, (1)%, and 1% of total individual life insurance premiums earned during the years ended December 31, 2020, 2019 and 2018 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $18,497, $23,461 and $31,276 to its policyholders during the years ended December 31, 2020, 2019 and 2018, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company’s revenues during the year ended December 31, 2020. In addition, the Company is not dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations:

	Payment due by period
	2021	2022	2023	2024	2025	Thereafter	Total

Surplus notes - principal (1)	$—	$—	$—	$—	$527,500	$358,219	$885,719

Surplus notes - interest (2)	23,965	23,965	23,965	23,965	22,304	381,066	499,230

Investment purchase obligations (3)	492,805				1,125	5,000	498,930

Operating leases (4)	6,488	3,727	3,234	3,185	2,814	19,145	38,593

Other liabilities (5)	5,241	22,732	18,381	4,804	5,262	27,882	84,302

Total	$528,499	$50,424	$45,580	$31,954	$559,005	$791,312	$2,006,774

(1) Surplus notes principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the

68

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Company’s Statement of Admitted Assets, Liabilities, Capital and Surplus because of the $36,262 of unamortized debt modification gain as discussed in Footnote 14.

(2) Surplus notes interest - All surplus notes bear interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2020.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2020 and 2019 were $498,930 and $131,651, of which $447,515 and $120,990 were related to limited partnership interests. Related party transactions comprise of $94,803 and $0 of the unfunded limited partnership interests at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, $492,805 and $131,651 were due within one year, $1,125 and $0 were due within four to five years, and $5,000 and $0 were due after five years.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. Rent expense for the years ended December 31, 2020, 2019 and 2018 were $25,324, $33,473 and $27,768 respectively.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)    Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments for the Company’s supplemental executive retirement plan through 2027
•	Unrecognized tax benefits
•	Miscellaneous purchase obligations to acquire goods and services
•	Sport partner sponsorship payments
•	Personal Capital Corporation contingent payment consideration

As part of the Personal Capital Corporation acquisition, the Company included contingent consideration based on the potential achievement of certain key metrics. An initial contingent consideration earn-out value of $20 million represents management’s best estimate, and it could be up to $175 million based on the achievement of growth in assets under management metrics defined in the Merger Agreement, payable following measurements through December 31, 2021 and December 31, 2022

Originally entered into on March 1, 2018 and as amended on July 7, 2020, the Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility has an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $673,000, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2020 and 2019. At December 31, 2020 and 2019 there were no outstanding amounts related to the current and prior credit facilities.

69

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In addition, the Company has other letters of credit with a total amount of $8,595, renewable annually for an indefinite period of time. At December 31, 2020 and 2019, there were no outstanding amounts related to those letters of credit.

In October 2020, the Company became a member of the FHLB of Topeka. FHLB provides access to billions of low-cost funding dollars to banks, credit unions, insurance companies and community development financial institutions in the United States. At December 31, 2020, the Company had an estimated borrowing capacity of approximately $2,500,000. All borrowings must be collateralized and the required collateral amount is based on the type of investment securities pledged. No amount was borrowed as of December 31, 2020. Additionally, the Company was required to purchase FHLB of Topeka stock and, at December 31, 2020 owns $500 of Class A stock which are currently not eligible for redemption.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The liabilities transferred and ceding commission received at the closing of the Protective transaction were subject to future adjustments. In October 2019, Protective Life provided the Company with its listing of proposed adjustments with respect to the liabilities transferred, which the Company formally objected to in December 2019. In November 2020, the parties reached resolution and settled cash for adjustments which did not have a material effect on the consolidated financial position of the Company and no further adjustments are expected.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2020 and 2019 for obligations under the guarantee.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 1, 2021, the date on which they were issued. On February 3, 2021, the Company’s Board of Directors declared a dividend of $100,000. The dividend was paid on March 29, 2021 to the Company’s sole shareholder, GWL&A Financial. Prior to the payment of this dividend, the Company received approval from the Colorado Insurance Commissioner.

70

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

71

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Investment income earned:

U.S. Government bonds	$1,631

Other bonds (unaffiliated)	472,771

Bonds of affiliates	564

Preferred stocks (unaffiliated)	3

Common stocks (unaffiliated)	151

Mortgage loans	107,249

Real estate	28,964

Contract loans	197,843

Cash, cash equivalents and short-term investments	5,862

Derivative instruments	18,840

Other invested assets	155,506

Aggregate write-ins for investment income	5,303

Gross investment income	$994,687

Real estate owned - Book value less encumbrances:	$43,776

Mortgage loans - Book value:

Commercial mortgages	$4,124,412

Mortgage loans by standing - Book value:

Good standing	$4,124,412

Other long-term invested assets - Statement value:	$504,876

Bonds and stocks of parents, subsidiaries and affiliates - Book value:

Bonds	$6,433

Common stocks	$62,550

Bonds and short-term investments by maturity and NAIC designation:

Bonds by maturity - Statement value:

Due within one year or less	$1,833,337

Over 1 year through 5 years	8,459,940

Over 5 years through 10 years	10,905,977

Over 10 years through 20 years	3,262,440

Over 20 years	2,105,662

Total by maturity	$26,567,356

72

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Bonds and short-term investments by NAIC designation - Statement value:

NAIC 1	$14,774,212

NAIC 2	11,083,416

NAIC 3	661,042

NAIC 4	46,004

NAIC 5	2,312

NAIC 6	370

Total by NAIC designation	$26,567,356

Total bonds publicly traded	$14,796,022

Total bonds privately placed	$11,771,334

Preferred stocks - Statement value	$119,687

Common stocks - Market value	$223,883

Short-term investments - Book value	$408,168

Options, caps and floors owned - Statement value	$34

Collar, swap and forward agreements open - Statement value	$30,313

Futures contracts open - Current value	$5,334

73

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Life insurance in-force:

Ordinary	$3,588,007

Group life	—

Life insurance policies with disability provisions in-force:

Ordinary	$9,504

Group life	18,617,777

Supplementary contracts in-force:

Ordinary - not involving life contingencies:

Amount on deposit	$—

Income payable	—

Ordinary - involving life contingencies:

Income payable	—

Group - not involving life contingencies:

Amount on deposit	—

Income payable	—

Group - involving life contingencies:

Income payable	125

Annuities:

Ordinary:

Immediate - amount of income payable	$49

Deferred - fully paid account balance	318

Deferred - not fully paid - account balance	—

Group:

Certificates - amount of income payable	$60,137

Certificates - fully paid account balance	1,489

Certificates - not fully paid account balance	31,651,605

Accident and health insurance - equivalent premiums in-force:

Group	$—

Deposit funds and dividend accumulations

Deposit funds - account balance	28,062

Deposit accumulations - account balance	18,257

Claim payments:

Group accident and health:

2020	$5,078

2019	9,460

2018	5,486

2017	2,786

2016	2,829

Prior	16,848

74

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles (“GAAP”). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.

75

Variable Annuity-1 Series Account of

Great-West Life & Annuity

Insurance Company

Annual Statement as of and for the year ended

December 31, 2020 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 10, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
AB VPS GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS INTERNATIONAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS INTERNATIONAL VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS REAL ESTATE INVESTMENT PORTFOLIO	N/A	N/A	For the period January 1, 2019 to April 24, 2019
AB VPS SMALL/MID CAP VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP DISCIPLINED CORE VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS BOND FUND	December 31, 2020	For the period July 2, 2020 to December 31, 2020	For the period July 2, 2020 to December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

AMERICAN FUNDS IS GLOBAL BOND FUND	December 31, 2020	For the period July 7, 2020 to December 31, 2020	For the period July 7, 2020 to December 31, 2020
AMERICAN FUNDS IS GLOBAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	December 31, 2020	For the period May 21, 2020 to December 31, 2020	For the period May 21, 2020 to December 31, 2020
AMERICAN FUNDS IS GROWTH-INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period July 22, 2019 to December 31, 2019
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON IP MIDCAP STOCK PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	December 31, 2020	For the period May 20, 2020 to December 31, 2020	For the period May 20, 2020 to December 31, 2020
COLUMBIA VARIABLE PORTFOLIO—LARGE CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO—SELIGMAN GLOBAL TECHNOLOGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

COLUMBIA VARIABLE PORTFOLIO-SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	N/A	For the period January 1, 2020 to December 11, 2020	For the period January 1, 2020 to December 11, 2020 and the year ended December 31, 2019
DELAWARE VIP INTERNATIONAL SERIES	December 31, 2020	For the period December 11, 2020 to December 31, 2020	For the period December 11, 2020 to December 31, 2020
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP SMID CAP CORE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CAPITAL GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CORE EQUITY VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CROCI® U.S. VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS GLOBAL SMALL CAP VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL CAP INDEX VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP VALUE VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED HERMES MANAGED VOLATILITY FUND II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FRANKLIN SMALL CAP VALUE VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST BOND INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period May 14, 2019 to December 31, 2019
GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2020	For the period December 14, 2020 to December 31, 2020	For the period December 14, 2020 to December 31, 2020
GREAT-WEST INVESCO SMALL CAP VALUE FUND	N/A	For the period January 1, 2020 to October 23, 2020	For the period January 1, 2020 to October 23, 2020 and for the year ended December 31, 2019
GREAT-WEST LIFETIME 2015 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2020 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2025 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2030 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2035 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2040 FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period February 6, 2019 to December 31, 2019
GREAT-WEST LIFETIME 2045 FUND	December 31, 2020	For the period April 22, 2020 to December 31, 2020	For the period April 22, 2020 to December 31, 2020
GREAT-WEST LIFETIME 2050 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2055 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period August 1, 2019 to December 31, 2019
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP VALUE FUND	December 31, 2020	For the period October 23, 2020 to December 31, 2020	For the period October 23, 2020 to December 31, 2020
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. GLOBAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. COMSTOCK FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. HIGH YIELD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. MID CAP CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. TECHNOLOGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
IVY VIP INTERNATIONAL CORE EQUITY	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOCATION PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT RESEARCH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO	December 31, 2020	For the period September 2, 2020 to December 31, 2020	For the period September 2, 2020 to December 31, 2020
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO	December 31, 2020	For the period May 6, 2020 to December 31, 2020	For the period May 6, 2020 to December 31, 2020
LVIP BARON GROWTH OPPORTUNITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II CORE EQUITY PORTFOLIO	December 31, 2020	For the period November 2, 2020 to December 31, 2020	For the period November 2, 2020 to December 31, 2020
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period June 4, 2019 to December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period July 2, 2019 to December 31, 2019
MFS VIT III MID CAP VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT UTILITIES SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NVIT MID CAP INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT HIGH YIELD PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER BOND VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER FUND VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER MID CAP VALUE VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

PUTNAM VT EQUITY INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL HEALTH CARE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MULTI-CAP CORE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ROYCE CAPITAL FUND-SMALL-CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB S&P 500 INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TEMPLETON FOREIGN VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TEMPLETON GLOBAL BOND VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

TOUCHSTONE VST COMMON STOCK FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST COMMON STOCK FUND CLASS SC	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST SMALL COMPANY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF CAPITAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF MID-CAP INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT DISCOVERY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT OMEGA GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT OPPORTUNITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS LARGE CAP GROWTH PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO	ALGER BALANCED PORTFOLIO

ASSETS:
Investments at fair value (1)	$9,048,774	$9,469,712	$1,765,508	$17,519,021	$4,492,386	$966,397
Receivable Dividends and Other	0	0	0	-	-	-
Receivable from the General Account	84,991	24,722	2,331	-	1,842	13,153
Receivable Units of the Account Sold	-	115	-	984	-	-

Total assets	9,133,765	9,494,550	1,767,839	17,520,005	4,494,228	979,550

LIABILITIES:
Payable for investments purchased	143	171	32	266	66	17
Payable to the General Account	-	-	-	-	-	-
Other payables	144	286	32	1,249	67	17

Total liabilities	287	457	64	1,515	133	34

NET ASSETS	$9,133,478	$9,494,093	$1,767,775	$17,518,490	$4,494,095	$979,517

NET ASSETS REPRESENTED BY:
Accumulation units	$9,133,478	$9,494,093	$1,767,775	$17,518,490	$4,494,095	$979,517

ACCUMULATION UNITS OUTSTANDING	352,454	387,809	195,734	487,008	191,416	38,468

UNIT VALUE (ACCUMULATION)	$184.67	$158.99	$35.84	$321.12	$160.20	$75.96

(1) Cost of investments:	$8,453,835	$6,587,618	$1,712,132	$15,013,893	$4,836,732	$724,147
Shares of investments:	312,350	343,603	122,181	227,254	258,332	56,680

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP DISCIPLINED CORE VALUE FUND
						(1)

ASSETS:
Investments at fair value (1)	$5,778,318	$47,849,704	$7,516,839	$189,398	$33,516,487	$9,952,963
Receivable Dividends and Other	0	-	-	-	-	-
Receivable from the General Account	-	53,797	11,707	-	-	1,550
Receivable Units of the Account Sold	12,506	827,033	-	-	45,589	398

Total assets	5,790,823	48,730,534	7,528,546	189,398	33,562,076	9,954,910

LIABILITIES:
Payable for investments purchased	91	875	136	3	602	180
Payable to the General Account	1,665	-	-	-	23,795	-
Other payables	12,597	827,908	136	3	46,192	578

Total liabilities	14,353	828,783	272	6	70,589	758

NET ASSETS	$5,776,470	$47,901,751	$7,528,274	$189,392	$33,491,487	$9,954,152

NET ASSETS REPRESENTED BY:
Accumulation units	$5,776,470	$47,901,751	$7,528,274	$189,392	$33,491,487	$9,954,152

ACCUMULATION UNITS OUTSTANDING	238,948	777,399	131,363	10,858	1,626,419	377,886

UNIT VALUE (ACCUMULATION)	$96.42	$353.18	$334.71	$69.77	$182.65	$167.62

(1) Cost of investments:	$5,307,431	$34,903,015	$5,268,032	$177,654	$28,930,707	$9,015,189
Shares of investments:	57,812	512,255	226,138	13,606	3,839,231	968,187

	(1) Fund named changed from American Century Investments VP Income & Growth Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS BOND FUND		AMERICAN FUNDS IS GLOBAL BOND FUND		AMERICAN FUNDS IS GLOBAL GROWTH FUND

ASSETS:
Investments at fair value (1)	$	9,347,532	$	9,984,212	$	21,641,950	$	1,875,258	$	30,910	$	2,128,383
Receivable Dividends and Other		0		0		0		-		-		-
Receivable from the General Account		9,133		192		13,078		-		-		-
Receivable Units of the Account Sold		-		1,828		481,333		-		-		-

Total assets		9,356,665		9,986,232		22,136,361		1,875,258		30,910		2,128,383

LIABILITIES:
Payable for investments purchased		147		171		357		15		0		27
Payable to the General Account		-		-		-		-		-		-
Other payables		147		1,999		481,690		15		0		28

Total liabilities		294		2,170		482,047		30		0		55

NET ASSETS	$	9,356,370	$	9,984,061	$	21,654,314	$	1,875,228	$	30,910	$	2,128,328

NET ASSETS REPRESENTED BY:
Accumulation units	$	9,356,370	$	9,984,061	$	21,654,314	$	1,875,228	$	30,910	$	2,128,328

ACCUMULATION UNITS OUTSTANDING		412,390		329,003		754,299		178,966		2,790		93,465

UNIT VALUE (ACCUMULATION)	$	183.55	$	216.64	$	198.19	$	41.87	$	44.32	$	45.36

(1) Cost of investments:	$	7,261,710	$	9,664,787	$	19,586,384	$	1,872,877	$	30,135	$	1,541,528
Shares of investments:		662,946		485,377		1,937,507		159,869		2,407		51,710

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND		BLACKROCK GLOBAL ALLOCATION VI FUND

ASSETS:
Investments at fair value (1)	$	411,921	$	5,400,984	$	2,787,525	$	4,838,087	$	542,297	$	9,351,503
Receivable Dividends and Other		-		-		-		-		0		0
Receivable from the General Account		-		-		-		-		-		-
Receivable Units of the Account Sold		-		-		14,188		-		-		-

Total assets		411,921		5,400,984		2,801,713		4,838,087		542,297		9,351,503

LIABILITIES:
Payable for investments purchased		6		77		33		65		12		153
Payable to the General Account		-		-		-		-		-		364
Other payables		5		77		14,222		65		11		153

Total liabilities		11		154		14,255		130		23		670

NET ASSETS	$	411,910	$	5,400,830	$	2,787,458	$	4,837,957	$	542,274	$	9,350,833

NET ASSETS REPRESENTED BY:
Accumulation units	$	411,910	$	5,400,830	$	2,787,458	$	4,837,957	$	542,274	$	9,350,833

ACCUMULATION UNITS OUTSTANDING		27,034		404,772		200,869		268,865		44,201		625,779

UNIT VALUE (ACCUMULATION)	$	60.96	$	53.26	$	27.71	$	71.62	$	49.01	$	104.35

(1) Cost of investments:	$	331,852	$	4,800,963	$	2,335,472	$	3,736,256	$	480,364	$	8,122,327
Shares of investments:		13,052		100,037		118,417		154,819		39,729		479,810

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		BNY MELLON IP MIDCAP STOCK PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

ASSETS:
Investments at fair value (1)	$	2,795,291	$	10,531,923	$	6,408,413	$	722,515	$	1,462,318	$	232,083
Receivable Dividends and Other		0		0		0		0		0		0
Receivable from the General Account		1,640		21,706		-		-		-		-
Receivable Units of the Account Sold		459		197		-		-		18,385		55

Total assets		2,797,390		10,553,827		6,408,413		722,515		1,480,703		232,137

LIABILITIES:
Payable for investments purchased		46		205		115		11		30		3
Payable to the General Account		-		-		719		-		-		-
Other payables		504		402		115		11		18,416		57

Total liabilities		550		607		949		22		18,446		60

NET ASSETS	$	2,796,840	$	10,553,220	$	6,407,464	$	722,493	$	1,462,257	$	232,077

NET ASSETS REPRESENTED BY:
Accumulation units	$	2,796,840	$	10,553,220	$	6,407,464	$	722,493	$	1,462,257	$	232,077

ACCUMULATION UNITS OUTSTANDING		119,168		291,377		222,710		26,133		89,843		14,221

UNIT VALUE (ACCUMULATION)	$	208.32	$	236.01	$	230.54	$	115.22	$	65.12	$	65.20

(1) Cost of investments:	$	2,525,457	$	8,817,089	$	4,918,710	$	686,384	$	1,213,462	$	174,912
Shares of investments:		140,255		223,229		179,608		14,549		38,768		9,059

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES

ASSETS:
Investments at fair value (1)	$	2,484,616	$	566,899	$	5,748,214	$	21,220,256	$	2,116,644	$	5,581,624
Receivable Dividends and Other		-		-		-		0		-		-
Receivable from the General Account		-		-		-		15,081		1,715		-
Receivable Units of the Account Sold		134		101,996		-		1,168		-		23,387

Total assets		2,484,750		668,895		5,748,214		21,236,505		2,118,358		5,605,011

LIABILITIES:
Payable for investments purchased		30		4		101		355		24		77
Payable to the General Account		-		-		71		-		-		89,503
Other payables		164		102,000		101		1,524		24		23,464

Total liabilities		194		102,004		273		1,879		48		113,044

NET ASSETS	$	2,484,555	$	566,892	$	5,747,941	$	21,234,626	$	2,118,310	$	5,491,968

NET ASSETS REPRESENTED BY:
Accumulation units	$	2,484,555	$	566,892	$	5,747,941	$	21,234,626	$	2,118,310	$	5,491,968

ACCUMULATION UNITS OUTSTANDING		108,013		35,377		251,734		418,964		72,806		358,812

UNIT VALUE (ACCUMULATION)	$	91.60	$	64.08	$	182.22	$	373.82	$	188.34	$	107.93

(1) Cost of investments:	$	2,054,855	$	524,535	$	4,009,177	$	15,107,750	$	2,053,944	$	4,426,637
Shares of investments:		67,886		26,173		200,216		750,894		131,796		189,722

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES	DELAWARE VIP VALUE SERIES	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$502,849	$19,110,177	$10,374,758	$1,043,519	$2,205,446
Receivable Dividends and Other	-	0	0	0	-
Receivable from the General Account	-	38,202	7,016	-	-
Receivable Units of the Account Sold	-	2,648	247,902	-	89

Total assets	502,849	19,151,028	10,629,676	1,043,519	2,205,536

LIABILITIES:
Payable for investments purchased	-	290	155	14	24
Payable to the General Account	-	-	-	-	-
Other payables	0	2,938	248,057	14	113

Total liabilities	0	3,228	248,212	28	137

NET ASSETS	$502,849	$19,147,800	$10,381,465	$1,043,491	$2,205,399

NET ASSETS REPRESENTED BY:
Accumulation units	$502,849	$19,147,800	$10,381,465	$1,043,491	$2,205,399

ACCUMULATION UNITS OUTSTANDING	49,408	501,929	334,471	81,963	157,921

UNIT VALUE (ACCUMULATION)	$40.71	$244.91	$249.89	$50.73	$27.81

(1) Cost of investments:	$493,926	$19,564,020	$9,385,011	$984,944	$2,171,091
Shares of investments:	26,245	559,431	419,352	36,221	119,796

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP

ASSETS:
Investments at fair value (1)	$36,722,268	$12,116,156	$5,200,106	$1,258,426	$32,938,894	$1,949,194
Receivable Dividends and Other	-	-	-	-	-	0
Receivable from the General Account	56,536	11,213	5,025	-	67,027	-
Receivable Units of the Account Sold	6,581	89,202	284	1,055	90,362	-

Total assets	36,785,385	12,216,572	5,205,416	1,259,481	33,096,283	1,949,194

LIABILITIES:
Payable for investments purchased	699	208	101	18	479	34
Payable to the General Account	-	-	-	-	-	29,685
Other payables	7,281	89,411	385	1,072	90,841	34

Total liabilities	7,980	89,619	486	1,090	91,320	29,753

NET ASSETS	$36,777,405	$12,126,953	$5,204,929	$1,258,391	$33,004,963	$1,919,441

NET ASSETS REPRESENTED BY:
Accumulation units	$36,777,405	$12,126,953	$5,204,929	$1,258,391	$33,004,963	$1,919,441

ACCUMULATION UNITS OUTSTANDING	867,690	364,366	274,108	98,086	1,221,348	72,220

UNIT VALUE (ACCUMULATION)	$309.68	$233.85	$124.43	$89.49	$250.68	$160.53

(1) Cost of investments:	$25,819,994	$10,902,907	$5,936,013	$1,085,892	$29,004,787	$1,685,716
Shares of investments:	866,909	990,691	402,485	105,750	1,894,128	111,830

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED HERMES MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GREAT-WEST AGGRESSIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$2,943,273	$36,920,043	$2,087,711	$4,526,925	$76,676	$55,453
Receivable Dividends and Other	0	0	0	-	-	0
Receivable from the General Account	-	64,860	-	1,758	-	-
Receivable Units of the Account Sold	271	4,105	35	1,123	-	-

Total assets	2,943,544	36,989,009	2,087,745	4,529,806	76,676	55,453

LIABILITIES:
Payable for investments purchased	50	761	45	60	3	1
Payable to the General Account	283	-	1,882	-	-	-
Other payables	321	4,866	79	1,183	3	1

Total liabilities	654	5,627	2,006	1,243	6	2

NET ASSETS	$2,942,891	$36,983,382	$2,085,739	$4,528,563	$76,671	$55,451

NET ASSETS REPRESENTED BY:
Accumulation units	$2,942,891	$36,983,382	$2,085,739	$4,528,563	$76,671	$55,451

ACCUMULATION UNITS OUTSTANDING	152,244	2,224,674	77,193	240,953	6,790	4,420

UNIT VALUE (ACCUMULATION)	$132.36	$116.36	$27.05	$154.77	$45.01	$50.06

(1) Cost of investments:	$3,432,189	$36,120,555	$1,963,899	$4,227,023	$72,918	$48,700
Shares of investments:	245,273	3,308,248	188,252	312,202	8,114	8,733

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LIFETIME 2015 FUND

ASSETS:
Investments at fair value (1)	$141,981	$12,694,976	$5,212,582	$3,751,132	$14,833	$16,316
Receivable Dividends and Other	-	0	0	-	-	-
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	-	-	5,273	1,792	-	-

Total assets	141,981	12,694,976	5,217,854	3,752,924	14,833	16,316

LIABILITIES:
Payable for investments purchased	4	192	76	48	-	0
Payable to the General Account	-	-	-	-	-	-
Other payables	4	192	5,349	1,840	-	1

Total liabilities	8	384	5,425	1,888	-	1

NET ASSETS	$141,974	$12,694,592	$5,212,429	$3,751,036	$14,833	$16,315

NET ASSETS REPRESENTED BY:
Accumulation units	$141,974	$12,694,592	$5,212,429	$3,751,036	$14,833	$16,315

ACCUMULATION UNITS OUTSTANDING	10,883	1,090,717	450,488	328,845	1,139	1,344

UNIT VALUE (ACCUMULATION)	$25.97	$46.46	$92.42	$45.56	$52.07	$48.32

(1) Cost of investments:	$134,068	$12,627,446	$4,935,176	$3,323,668	$14,639	$14,853
Shares of investments:	11,842	839,615	628,022	300,091	1,233	1,105

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST LIFETIME 2045 FUND

ASSETS:
Investments at fair value (1)	$	6,845,639	$	981,655	$	287,558	$	912,522	$	22,420	$	87,291
Receivable Dividends and Other		-		-		-		-		-		-
Receivable from the General Account		-		-		-		-		-		-
Receivable Units of the Account Sold		-		-		-		-		-		-

Total assets		6,845,639		981,655		287,558		912,522		22,420		87,291

LIABILITIES:
Payable for investments purchased		87		12		5		14		0		1
Payable to the General Account		-		-		-		-		-		-
Other payables		87		12		5		15		1		1

Total liabilities		174		24		10		29		1		2

NET ASSETS	$	6,845,465	$	981,632	$	287,549	$	912,493	$	22,419	$	87,289

NET ASSETS REPRESENTED BY:
Accumulation units	$	6,845,465	$	981,632	$	287,549	$	912,493	$	22,419	$	87,289

ACCUMULATION UNITS OUTSTANDING		560,114		79,315		23,095		72,474		1,771		6,884

UNIT VALUE (ACCUMULATION)	$	48.67	$	49.35	$	49.78	$	50.34	$	50.60	$	50.69

(1) Cost of investments:	$	6,579,536	$	939,267	$	270,585	$	872,335	$	20,372	$	66,875
Shares of investments:		591,672		63,333		24,084		60,153		1,886		5,754

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$	59,831	$	100,103	$	128,987	$	9,794,219	$	3,977,732	$	5,234,816
Receivable Dividends and Other		-		-		-		0		-		0
Receivable from the General Account		-		-		-		-		-		-
Receivable Units of the Account Sold		0		-		-		7,764		-		5,209

Total assets		59,831		100,103		128,987		9,801,982		3,977,732		5,240,025

LIABILITIES:
Payable for investments purchased		1		1		4		137		58		79
Payable to the General Account		-		-		-		-		-		-
Other payables		0		2		4		7,901		58		5,288

Total liabilities		1		3		8		8,038		116		5,367

NET ASSETS	$	59,830	$	100,100	$	128,979	$	9,793,945	$	3,977,615	$	5,234,658

NET ASSETS REPRESENTED BY:
Accumulation units	$	59,830	$	100,100	$	128,979	$	9,793,945	$	3,977,615	$	5,234,658

ACCUMULATION UNITS OUTSTANDING		4,699		7,908		9,371		807,956		323,684		443,191

UNIT VALUE (ACCUMULATION)	$	50.68	$	50.55	$	54.88	$	96.93	$	49.11	$	94.42

(1) Cost of investments:	$	53,002	$	81,248	$	128,738	$	9,105,573	$	3,715,863	$	4,889,076
Shares of investments:		4,837		5,393		10,369		1,385,321		520,646		584,896

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST MULTI-SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST SECURE- FOUNDATION® BALANCED FUND		GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO OPPENHEIMER V.I. GLOBAL FUND

ASSETS:
Investments at fair value (1)	$	6,937,052	$	164,814	$	202,758,270	$	117,351	$	2,109,954	$	36,352,612
Receivable Dividends and Other		0		-		0		-		0		-
Receivable from the General Account		-		-		3,892		-		-		69,150
Receivable Units of the Account Sold		-		-		457,124		-		423		673

Total assets		6,937,052		164,814		203,219,287		117,351		2,110,377		36,422,435

LIABILITIES:
Payable for investments purchased		109		4		3,322		-		31		641
Payable to the General Account		-		-		-		-		-		-
Other payables		109		4		460,447		1,773		454		1,314

Total liabilities		218		8		463,769		1,773		485		1,955

NET ASSETS	$	6,936,834	$	164,806	$	202,755,518	$	115,578	$	2,109,893	$	36,420,480

NET ASSETS REPRESENTED BY:
Accumulation units	$	6,936,834	$	164,806	$	202,755,518	$	115,578	$	2,109,893	$	36,420,480

ACCUMULATION UNITS OUTSTANDING		544,686		17,748		13,266,338		9,965		119,894		829,843

UNIT VALUE (ACCUMULATION)	$	50.78	$	18.54	$	60.96	$	47.10	$	70.23	$	280.83

(1) Cost of investments:	$	6,493,474	$	171,636	$	182,441,465	$	100,818	$	1,647,949	$	28,656,532
Shares of investments:		476,119		15,176		14,090,220		4,040		56,689		697,479

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND

ASSETS:
Investments at fair value (1)	$	15,582,318	$	2,363,769	$	5,033,638	$	3,280,890	$	8,794,096	$	4,082,788
Receivable Dividends and Other		0		-		0		0		-		0
Receivable from the General Account		-		-		5,778		1,794		-		-
Receivable Units of the Account Sold		104		571		20,488		-		845		39,578

Total assets		15,582,422		2,364,339		5,059,904		3,282,684		8,794,941		4,122,366

LIABILITIES:
Payable for investments purchased		254		35		77		70		150		70
Payable to the General Account		20,825		91		-		-		35,949		4,818
Other payables		357		606		20,565		70		995		39,648

Total liabilities		21,436		732		20,642		140		37,094		44,536

NET ASSETS	$	15,560,986	$	2,363,608	$	5,039,262	$	3,282,543	$	8,757,847	$	4,077,830

NET ASSETS REPRESENTED BY:
Accumulation units	$	15,560,986	$	2,363,608	$	5,039,262	$	3,282,543	$	8,757,847	$	4,077,830

ACCUMULATION UNITS OUTSTANDING		649,763		129,676		211,826		72,398		326,482		206,318

UNIT VALUE (ACCUMULATION)	$	146.96	$	127.22	$	159.50	$	45.32	$	168.72	$	152.70

(1) Cost of investments:	$	12,749,276	$	1,854,586	$	5,305,601	$	3,247,073	$	9,016,774	$	4,004,083
Shares of investments:		5,354,748		86,206		312,067		107,818		469,770		776,195

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUITIONAL SHARES

ASSETS:
Investments at fair value (1)	$	14,614,412	$	1,695,443	$	2,894,365	$	5,354,713	$	1,983,768	$	18,009,841
Receivable Dividends and Other		0		-		0		-		0		-
Receivable from the General Account		26,323		143		-		3,609		-		14,143
Receivable Units of the Account Sold		-		-		-		-		-		149,101

Total assets		14,640,735		1,695,586		2,894,365		5,358,322		1,983,768		18,173,084

LIABILITIES:
Payable for investments purchased		258		35		43		108		27		296
Payable to the General Account		-		-		2,226		-		-		-
Other payables		258		35		43		108		27		149,396

Total liabilities		516		70		2,312		216		54		149,692

NET ASSETS	$	14,640,219	$	1,695,516	$	2,892,053	$	5,358,105	$	1,983,715	$	18,023,392

NET ASSETS REPRESENTED BY:
Accumulation units	$	14,640,219	$	1,695,516	$	2,892,053	$	5,358,105	$	1,983,715	$	18,023,392

ACCUMULATION UNITS OUTSTANDING		788,727		62,496		108,567		279,880		174,202		760,801

UNIT VALUE (ACCUMULATION)	$	134.74	$	169.49	$	218.52	$	240.41	$	45.28	$	197.04

(1) Cost of investments:	$	12,509,337	$	2,002,308	$	2,531,528	$	3,897,667	$	1,975,342	$	12,995,807
Shares of investments:		343,707		160,401		140,367		146,504		121,364		413,259

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO INSTITUITIONAL SHARES
										(1)

ASSETS:
Investments at fair value (1)	$	147,196,168	$	23,633,884	$	43,014,688	$	14,785,058	$	17,657,242	$	1,633,713
Receivable Dividends and Other		0		-		-		0		0		0
Receivable from the General Account		-		49,039		32,374		30,362		-		-
Receivable Units of the Account Sold		15,936		1,789		1,374		711		2,069		-

Total assets		147,212,104		23,684,712		43,048,436		14,816,131		17,659,310		1,633,713

LIABILITIES:
Payable for investments purchased		2,641		399		833		269		253		22
Payable to the General Account		5,391		-		-		-		-		-
Other payables		18,577		2,188		2,206		980		2,321		22

Total liabilities		26,609		2,587		3,039		1,249		2,574		44

NET ASSETS	$	147,185,495	$	23,682,124	$	43,045,397	$	14,814,882	$	17,656,737	$	1,633,670

NET ASSETS REPRESENTED BY:
Accumulation units	$	147,185,495	$	23,682,124	$	43,045,397	$	14,814,882	$	17,656,737	$	1,633,670

ACCUMULATION UNITS OUTSTANDING		6,965,832		1,461,341		2,361,659		540,136		442,111		40,669

UNIT VALUE (ACCUMULATION)	$	145.53	$	122.54	$	97.32	$	194.85	$	199.56	$	80.22

(1) Cost of investments:	$	113,934,453	$	22,280,141	$	39,940,806	$	9,527,258	$	14,600,822	$	1,291,285
Shares of investments:		3,192,975		1,853,638		3,076,873		232,396		861,329		80,320

		(1) Fund name changed from Janus Henderson VIT Global Technology Portfolio Service Shares.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$	3,417,672	$	1,698,739	$	10,068,670	$	378,339	$	3,034,899	$	13,336,003
Receivable Dividends and Other		0		0		0		-		0		-
Receivable from the General Account		14,105		20,839		33,420		-		3,104		1,667
Receivable Units of the Account Sold		-		-		-		-		-		586

Total assets		3,431,777		1,719,578		10,102,090		378,339		3,038,002		13,338,257

LIABILITIES:
Payable for investments purchased		67		23		217		1		44		207
Payable to the General Account		-		-		-		-		-		-
Other payables		67		23		217		2		44		794

Total liabilities		134		46		434		3		88		1,001

NET ASSETS	$	3,431,643	$	1,719,532	$	10,101,656	$	378,336	$	3,037,914	$	13,337,256

NET ASSETS REPRESENTED BY:
Accumulation units	$	3,431,643	$	1,719,532	$	10,101,656	$	378,336	$	3,037,914	$	13,337,256

ACCUMULATION UNITS OUTSTANDING		105,697		139,584		155,977		36,485		111,567		856,863

UNIT VALUE (ACCUMULATION)	$	32.33	$	12.17	$	64.55	$	41.47	$	195.68	$	113.22

(1) Cost of investments:	$	3,077,193	$	1,446,318	$	6,005,101	$	375,086	$	2,773,274	$	12,863,781
Shares of investments:		89,444		46,439		204,026		31,847		125,877		631,141

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II CORE EQUITY PORTFOLIO		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$	1,569,211	$	28,390,220	$	52,472	$	932,442	$	44,936,871	$	109,854
Receivable Dividends and Other		-		-		-		-		0		-
Receivable from the General Account		-		97,605		-		-		19,335		-
Receivable Units of the Account Sold		20,000		12,672		-		-		26,453		-

Total assets		1,589,211		28,500,497		52,472		932,442		44,982,660		109,854

LIABILITIES:
Payable for investments purchased		12		502		-		12		787		1
Payable to the General Account		-		-		-		-		-		-
Other payables		20,012		13,175		-		12		27,240		2

Total liabilities		20,024		13,677		-		24		28,027		3

NET ASSETS	$	1,569,186	$	28,486,820	$	52,472	$	932,419	$	44,954,632	$	109,851

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,569,186	$	28,486,820	$	52,472	$	932,419	$	44,954,632	$	109,851

ACCUMULATION UNITS OUTSTANDING		148,708		453,890		4,063		74,352		1,631,515		10,317

UNIT VALUE (ACCUMULATION)	$	42.19	$	377.75	$	51.65	$	50.10	$	217.91	$	42.53

(1) Cost of investments:	$	1,588,453	$	17,248,189	$	46,138	$	813,384	$	32,923,381	$	97,395
Shares of investments:		109,582		359,752		1,908		57,952		1,303,652		10,069

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT UTILITIES SERIES		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT MID CAP INDEX FUND

ASSETS:
Investments at fair value (1)	$	654,409	$	6,678,852	$	3,612,573	$	562,103	$	720,106	$	20,267,854
Receivable Dividends and Other		0		-		-		0		0		0
Receivable from the General Account		-		-		40,077		3,901		-		42,242
Receivable Units of the Account Sold		-		50		98		-		-		243,690

Total assets		654,409		6,678,902		3,652,748		566,005		720,106		20,553,786

LIABILITIES:
Payable for investments purchased		9		124		76		9		8		342
Payable to the General Account		-		25,204		-		-		-		-
Other payables		9		175		174		9		8		244,032

Total liabilities		18		25,503		250		18		16		244,374

NET ASSETS	$	654,391	$	6,653,399	$	3,652,498	$	565,987	$	720,090	$	20,309,413

NET ASSETS REPRESENTED BY:
Accumulation units	$	654,391	$	6,653,399	$	3,652,498	$	565,987	$	720,090	$	20,309,413

ACCUMULATION UNITS OUTSTANDING		50,533		350,953		80,392		34,102		41,794		603,580

UNIT VALUE (ACCUMULATION)	$	51.69	$	137.45	$	44.94	$	123.28	$	34.27	$	262.63

(1) Cost of investments:	$	633,974	$	5,942,674	$	4,361,019	$	607,019	$	541,757	$	20,061,281
Shares of investments:		76,183		192,530		210,892		31,193		23,395		895,223

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO

ASSETS:
Investments at fair value (1)	$	1,241,461	$	813,818	$	34,395,587	$	78,091,995	$	3,517,489	$	149,373,662
Receivable Dividends and Other		-		-		-		-		-		0
Receivable from the General Account		-		-		-		151,152		-		76,425
Receivable Units of the Account Sold		-		22,426		17,334		106,998		-		223,640

Total assets		1,241,461		836,244		34,412,921		78,350,145		3,517,489		149,673,728

LIABILITIES:
Payable for investments purchased		19		10		607		1,491		54		2,795
Payable to the General Account		28		-		147,031		-		1,623		-
Other payables		19		22,437		17,941		108,490		55		226,435

Total liabilities		66		22,447		165,579		109,981		1,732		229,230

NET ASSETS	$	1,241,394	$	813,797	$	34,247,342	$	78,240,163	$	3,515,757	$	149,444,498

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,241,394	$	813,797	$	34,247,342	$	78,240,163	$	3,515,757	$	149,444,498

ACCUMULATION UNITS OUTSTANDING		205,322		68,566		1,618,419		5,870,921		296,090		9,138,714

UNIT VALUE (ACCUMULATION)	$	42.13	$	47.26	$	172.90	$	99.17	$	47.29	$	126.13

(1) Cost of investments:	$	1,269,079	$	761,148	$	32,855,940	$	77,516,504	$	3,146,169	$	141,280,136
Shares of investments:		205,200		60,552		4,294,081		7,523,314		252,693		12,888,150

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIONEER BOND VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,435,409	$5,667,242	$1,245,893	$9,000,237	$1,823,945	$484,642
Receivable Dividends and Other	-	-	0	0	-	-
Receivable from the General Account	-	2,551	4,561	363	3,838	-
Receivable Units of the Account Sold	-	528,886	-	234,743	-	-

Total assets	1,435,409	6,198,678	1,250,454	9,235,344	1,827,783	484,642

LIABILITIES:
Payable for investments purchased	20	93	24	161	34	7
Payable to the General Account	-	-	-	-	-	-
Other payables	20	528,979	23	234,905	34	7

Total liabilities	40	529,072	47	235,066	68	14

NET ASSETS	$1,435,370	$5,669,606	$1,250,407	$9,000,278	$1,827,714	$484,628

NET ASSETS REPRESENTED BY:
Accumulation units	$1,435,370	$5,669,606	$1,250,407	$9,000,278	$1,827,714	$484,628

ACCUMULATION UNITS OUTSTANDING	121,525	167,932	62,519	205,667	42,740	48,508

UNIT VALUE (ACCUMULATION)	$47.07	$243.95	$133.79	$261.69	$206.43	$43.47

(1) Cost of investments:	$1,331,193	$5,065,251	$1,351,363	$6,822,166	$812,082	$678,610
Shares of investments:	121,851	336,735	70,231	239,878	22,862	18,491

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL VALUE FUND

ASSETS:
Investments at fair value (1)	$14,418,112	$	889,574	$	4,564,621	$	6,655,751	$	1,536,651	$	1,202,217
Receivable Dividends and Other	-		0		0		0		0		-
Receivable from the General Account	34,470		-		1,931		-		-		-
Receivable Units of the Account Sold	155,961		-		-		-		-		-

Total assets	14,608,544		889,574		4,566,552		6,655,751		1,536,651		1,202,217

LIABILITIES:
Payable for investments purchased	249		16		86		111		21		15
Payable to the General Account	-		-		-		-		-		-
Other payables	156,210		16		86		111		22		15

Total liabilities	156,459		32		172		222		43		30

NET ASSETS	$14,452,085	$	889,542	$	4,566,380	$	6,655,530	$	1,536,608	$	1,202,188

NET ASSETS REPRESENTED BY:
Accumulation units	$14,452,085	$	889,542	$	4,566,380	$	6,655,530	$	1,536,608	$	1,202,188

ACCUMULATION UNITS OUTSTANDING	565,956		60,738		159,834		550,303		108,918		105,464

UNIT VALUE (ACCUMULATION)	$185.32	$	58.73	$	192.81	$	48.19	$	56.31	$	45.30

(1) Cost of investments:	$12,923,747	$	824,913	$	3,979,411	$	6,396,801	$	1,313,185	$	1,143,770
Shares of investments:	565,195		48,851		264,309		573,772		92,181		116,156

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND		PUTNAM VT SMALL CAP VALUE FUND		ROYCE CAPITAL FUND SMALL- CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO

ASSETS:
Investments at fair value (1)	$4,610,134	$	1,193,159	$	134,823	$	2,852,986	$	168,228,337	$	511,874,281
Receivable Dividends and Other	-		-		0		0		-		0
Receivable from the General Account	1,311		-		-		1,667		423,214		16,094
Receivable Units of the Account Sold	1,905		27,908		-		-		181,878		213,266

Total assets	4,613,351		1,221,067		134,823		2,854,653		168,833,429		512,103,641

LIABILITIES:
Payable for investments purchased	95		22		1		47		3,347		8,525
Payable to the General Account	-		-		-		-		-		-
Other payables	2,000		27,930		0		47		185,225		221,791

Total liabilities	2,095		27,952		1		94		188,572		230,316

NET ASSETS	$4,611,256	$	1,193,115	$	134,822	$	2,854,558	$	168,644,857	$	511,873,326

NET ASSETS REPRESENTED BY:
Accumulation units	$4,611,256	$	1,193,115	$	134,822	$	2,854,558	$	168,644,857	$	511,873,326

ACCUMULATION UNITS OUTSTANDING	394,666		58,311		10,381		117,994		15,299,461		17,059,022

UNIT VALUE (ACCUMULATION)	$91.41	$	142.92	$	25.86	$	119.85	$	85.37	$	270.74

(1) Cost of investments:	$4,821,071	$	1,021,017	$	127,448	$	3,660,682	$	168,231,953	$	337,030,286
Shares of investments:	510,535		55,111		13,231		393,515		168,228,337		9,237,940

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND

ASSETS:
Investments at fair value (1)	$6,372,994	$	6,995,736	$	4,342,121	$	1,610,777	$	4,156,121	$	6,240,360
Receivable Dividends and Other	-		0		-		0		-		0
Receivable from the General Account	-		-		-		-		9,548		2,188
Receivable Units of the Account Sold	-		5		-		-		9,939		-

Total assets	6,372,994		6,995,740		4,342,121		1,610,777		4,175,608		6,242,548

LIABILITIES:
Payable for investments purchased	78		-		53		20		61		99
Payable to the General Account	-		-		-		-		-		-
Other payables	78		104		53		20		10,000		99

Total liabilities	156		104		106		40		10,061		198

NET ASSETS	$6,372,839	$	6,995,636	$	4,342,015	$	1,610,737	$	4,165,547	$	6,242,350

NET ASSETS REPRESENTED BY:
Accumulation units	$6,372,839	$	6,995,636	$	4,342,015	$	1,610,737	$	4,165,547	$	6,242,350

ACCUMULATION UNITS OUTSTANDING	491,659		500,781		292,168		62,328		163,424		520,906

UNIT VALUE (ACCUMULATION)	$25.82	$	27.85	$	29.59	$	51.49	$	127.85	$	87.26

(1) Cost of investments:	$5,786,526	$	6,195,602	$	3,769,150	$	1,250,818	$	3,377,194	$	6,676,604
Shares of investments:	453,917		446,157		247,838		26,389		71,707		469,907

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES		TOUCHSTONE VST BOND FUND		TOUCHSTONE VST COMMON STOCK FUND		TOUCHSTONE VST COMMON STOCK FUND CLASS SC		TOUCHSTONE VST SMALL COMPANY FUND

ASSETS:
Investments at fair value (1)	$8,883,848	$	1,162,064	$	7,344,776	$	9,634,614	$	4,501,502	$	6,837,465
Receivable Dividends and Other	0		-		0		0		0		-
Receivable from the General Account	-		2,141		447		9,552		1,152		2,059
Receivable Units of the Account Sold	1,005		-		-		183,744		-		15,268

Total assets	8,884,852		1,164,204		7,345,223		9,827,910		4,502,654		6,854,792

LIABILITIES:
Payable for investments purchased	153		18		137		170		76		96
Payable to the General Account	6,876		-		-		-		-		-
Other payables	1,157		18		137		183,914		75		15,364

Total liabilities	8,186		36		274		184,084		151		15,460

NET ASSETS	$8,876,666	$	1,164,168	$	7,344,949	$	9,643,826	$	4,502,503	$	6,839,332

NET ASSETS REPRESENTED BY:
Accumulation units	$8,876,666	$	1,164,168	$	7,344,949	$	9,643,826	$	4,502,503	$	6,839,332

ACCUMULATION UNITS OUTSTANDING	927,991		110,610		517,787		220,508		117,648		224,078

UNIT VALUE (ACCUMULATION)	$65.95	$	41.67	$	107.32	$	263.38	$	260.04	$	253.52

(1) Cost of investments:	$10,266,729	$	1,043,380	$	6,647,698	$	8,039,403	$	3,515,467	$	6,374,435
Shares of investments:	642,825		76,101		679,443		875,078		409,973		435,230

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF REAL ESTATE INDEX PORTFOLIO

ASSETS:
Investments at fair value (1)	$5,910,362	$	3,972,453	$	5,701,377	$	5,912,637	$	15,287,950	$	4,486,341
Receivable Dividends and Other	-		-		0		-		0		-
Receivable from the General Account	318		9,559		-		-		-		-
Receivable Units of the Account Sold	207,937		-		-		2,448		3,418		-

Total assets	6,118,617		3,982,012		5,701,377		5,915,085		15,291,368		4,486,341

LIABILITIES:
Payable for investments purchased	63		70		507		499		1,297		437
Payable to the General Account	-		-		1,192		1,128		-		301
Other payables	208,000		70		506		2,947		4,715		437

Total liabilities	208,063		139		2,205		4,574		6,012		1,175

NET ASSETS	$5,910,554	$	3,981,873	$	5,699,172	$	5,910,512	$	15,285,356	$	4,485,165

NET ASSETS REPRESENTED BY:
Accumulation units	$5,910,554	$	3,981,873	$	5,699,172	$	5,910,512	$	15,285,356	$	4,485,165

ACCUMULATION UNITS OUTSTANDING	795,163		294,926		247,156		368,477		797,936		306,466

UNIT VALUE (ACCUMULATION)	$58.12	$	96.75	$	45.73	$	31.84	$	38.15	$	29.12

(1) Cost of investments:	$4,829,848	$	3,748,109	$	4,563,622	$	5,504,191	$	12,863,820	$	4,382,479
Shares of investments:	274,263		449,881		126,109		430,323		593,246		360,928

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND		WELLS FARGO VT OPPORTUNITY FUND

ASSETS:
Investments at fair value (1)	$4,689,985	$	16,160,202	$	3,891,433	$	6,369,929
Receivable Dividends and Other	-		1		0		-
Receivable from the General Account	-		17,816		40,926		98,760
Receivable Units of the Account Sold	-		181,942		-		-

Total assets	4,689,985		16,359,959		3,932,359		6,468,689

LIABILITIES:
Payable for investments purchased	374		223		52		116
Payable to the General Account	230		-		-		-
Other payables	374		182,165		53		116

Total liabilities	978		182,388		105		232

NET ASSETS	$4,689,007	$	16,177,571	$	3,932,254	$	6,468,456

NET ASSETS REPRESENTED BY:
Accumulation units	$4,689,007	$	16,177,571	$	3,932,254	$	6,468,456

ACCUMULATION UNITS OUTSTANDING	221,330		312,974		140,314		157,620

UNIT VALUE (ACCUMULATION)	$42.15	$	320.49	$	137.85	$	247.84

(1) Cost of investments:	$4,082,796	$	10,958,492	$	3,171,224	$	5,459,787
Shares of investments:	191,506		331,627		96,227		214,982

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS LARGE CAP GROWTH PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO	ALGER BALANCED PORTFOLIO

INVESTMENT INCOME:
Dividends	$123,927	$107,316	$32,861	$(0)	$36,210	$11,293

EXPENSES:
Mortality and expense risk	40,197	41,699	9,559	54,294	18,857	4,464

NET INVESTMENT INCOME (LOSS)	83,730	65,617	23,302	(54,294)	17,353	6,829

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	257,460	105,426	(59,944)	11,480	(302,127)	(238)
Realized gain distributions	419,294	678,706	0	906,185	165,752	3,478
Net realized gain (loss) on investments	676,755	784,133	(59,944)	917,664	(136,376)	3,240

Change in net unrealized appreciation (depreciation) on investments	(618,575)	1,279,861	11,351	2,937,128	75,165	72,031

Net realized and unrealized gain (loss) on investments	58,179	2,063,994	(48,593)	3,854,792	(61,211)	75,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$141,910	$2,129,611	$(25,291)	$3,800,498	$(43,858)	$82,100

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP DISCIPLINED CORE VALUE FUND
						(1)

INVESTMENT INCOME:
Dividends	$0	$66,515	$(0)	$21,166	$359,577	$155,363

EXPENSES:
Mortality and expense risk	17,628	196,961	28,720	885	161,142	36,548

NET INVESTMENT INCOME (LOSS)	(17,628)	(130,446)	(28,720)	20,281	198,435	118,815

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	320,840	1,849,030	86,294	(1,229)	251,740	(46,106)
Realized gain distributions	720,208	5,946,913	811,541	2,906	1,074,451	374,531
Net realized gain (loss) on investments	1,041,048	7,795,943	897,834	1,677	1,326,191	328,425

Change in net unrealized appreciation (depreciation) on investments	506,512	11,017,922	1,973,502	(14,879)	1,758,948	513,953

Net realized and unrealized gain (loss) on investments	1,547,560	18,813,865	2,871,337	(13,203)	3,085,138	842,378

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,529,932	$18,683,420	$2,842,617	$7,078	$3,283,573	$961,193

	(1) Fund named changed from American Century Investments VP Income & Growth Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BOND FUND	AMERICAN FUNDS IS GLOBAL BOND FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND
				(1)	(2)

INVESTMENT INCOME:
Dividends	$32,186	$157,376	$462,015	$29,479	$229	$10,709

EXPENSES:
Mortality and expense risk	36,212	51,022	110,433	735	8	7,039

NET INVESTMENT INCOME (LOSS)	(4,025)	106,355	351,582	28,744	221	3,670

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	75,435	(370,163)	(339,443)	(2,484)	(29)	124,407
Realized gain distributions	97,076	0	525,051	0	0	49,032
Net realized gain (loss) on investments	172,512	(370,163)	185,608	(2,484)	(29)	173,439

Change in net unrealized appreciation (depreciation) on investments	1,543,030	12,757	(1,814,234)	2,381	775	293,084

Net realized and unrealized gain (loss) on investments	1,715,541	(357,406)	(1,628,626)	(103)	746	466,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,711,516	$(251,051)	$(1,277,045)	$28,641	$967	$470,193

	(1) For the period of July 02, 2020 to December 31, 2020. (2) For the period of July 07, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND		BLACKROCK GLOBAL ALLOCATION VI FUND
		(1)

INVESTMENT INCOME:
Dividends	$	3	$	54,284	$	15,108	$	2,898	$	7,078	$	107,331

EXPENSES:
Mortality and expense risk		763		18,091		8,888		16,879		2,228		41,323

NET INVESTMENT INCOME (LOSS)		(760)		36,193		6,220		(13,981)		4,850		66,008

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		143		(5,420)		(26,096)		9,751		21,305		126,202
Realized gain distributions		120		114,010		0		42,758		1,013		440,968
Net realized gain (loss) on investments		263		108,590		(26,096)		52,509		22,318		567,169

Change in net unrealized appreciation (depreciation) on investments		80,070		504,697		362,694		838,463		48,901		925,816

Net realized and unrealized gain (loss) on investments		80,333		613,288		336,598		890,971		71,219		1,492,985

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	79,573	$	649,481	$	342,818	$	876,990	$	76,069	$	1,558,993

		(1) For the period of May 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		BNY MELLON IP MIDCAP STOCK PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
INVESTMENT INCOME:
Dividends	$	19,884	$	74,725	$	43,069	$	3,598	$	269	$	543

EXPENSES:
Mortality and expense risk		12,327		53,344		30,395		2,736		6,466		843

NET INVESTMENT INCOME (LOSS)		7,557		21,381		12,674		862		(6,197)		(299)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(120,642)		(179,338)		50,230		(5,084)		11,133		4,943
Realized gain distributions		0		773,278		413,942		0		47,387		2,370
Net realized gain (loss) on investments		(120,642)		593,940		464,172		(5,084)		58,520		7,313

Change in net unrealized appreciation (depreciation) on investments		342,157		1,405,602		768,119		115,919		192,531		17,788

Net realized and unrealized gain (loss) on investments		221,515		1,999,542		1,232,291		110,835		251,051		25,101

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	229,072	$	2,020,923	$	1,244,965	$	111,697	$	244,854	$	24,802

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO- EMERGING MARKETS FUND		COLUMBIA VARIABLE PORTFOLIO- LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO- SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO- SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
				(1)
INVESTMENT INCOME:
Dividends	$	0	$	0	$	0	$	0	$	4,364	$	30,688

EXPENSES:
Mortality and expense risk		6,562		972		20,803		92,062		6,979		19,193

NET INVESTMENT INCOME (LOSS)		(6,562)		(972)		(20,803)		(92,062)		(2,616)		11,495

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(10,484)		12,926		163,471		441,518		(290,529)		(109,641)
Realized gain distributions		160,232		26,453		0		1,425,476		56,067		71,102
Net realized gain (loss) on investments		149,748		39,379		163,471		1,866,994		(234,462)		(38,539)

Change in net unrealized appreciation (depreciation) on investments		538,409		42,364		891,735		4,518,484		323,421		971,989

Net realized and unrealized gain (loss) on investments		688,157		81,743		1,055,206		6,385,479		88,958		933,449

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	681,594	$	80,771		1,034,403	$	6,293,417	$	86,343	$	944,944

		(1) For the period May 20, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES		DELAWARE VIP VALUE SERIES		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
		(1)		(2)
INVESTMENT INCOME:
Dividends	$	9,330	$	0	$	233,662	$	42,700	$	19,508	$	31,767

EXPENSES:
Mortality and expense risk		1,240		0		89,257		41,693		3,691		7,567

NET INVESTMENT INCOME (LOSS)		8,090		0		144,405		1,007		15,817		24,200

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		27,372		(152)		(662,564)		(458,488)		(11,951)		(210,225)
Realized gain distributions		16,402		0		1,013,664		182,410		45,044		0
Net realized gain (loss) on investments		43,774		(152)		351,101		(276,078)		33,093		(210,225)

Change in net unrealized appreciation (depreciation) on investments		(20,493)		8,923		(1,388,433)		1,461,249		4,767		179,831

Net realized and unrealized gain (loss) on investments		23,281		8,771		(1,037,332)		1,185,171		37,860		(30,394)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	31,371	$	8,771	$	(892,927)	$	1,186,178	$	53,677	$	(6,194)

		(1) For the period January 01, 2020 to December 11, 2020. (2) For the period December 11, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DWS CAPITAL GROWTH VIP		DWS CORE EQUITY VIP		DWS CROCI® U.S. VIP		DWS GLOBAL SMALL CAP VIP		DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP GROWTH VIP

INVESTMENT INCOME:
Dividends	$	154,073	$	149,370	$	127,208	$	9,922	$	289,883	$	833

EXPENSES:
Mortality and expense risk		168,624		59,251		30,104		5,797		130,925		8,512

NET INVESTMENT INCOME (LOSS)		(14,551)		90,120		97,104		4,125		158,959		(7,679)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		1,306,832		(173,605)		(171,367)		(78,779)		(1,033,585)		(100,899)
Realized gain distributions		2,094,231		505,317		287,751		0		2,682,607		28,098
Net realized gain (loss) on investments		3,401,064		331,712		116,384		(78,779)		1,649,022		(72,801)

Change in net unrealized appreciation (depreciation) on investments		6,877,311		1,027,588		(1,129,932)		246,747		3,152,624		585,864

Net realized and unrealized gain (loss) on investments		10,278,374		1,359,300		(1,013,548)		167,969		4,801,646		513,063

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	10,263,823	$	1,449,420	$	(916,444)	$	172,094	$	4,960,605	$	505,384

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DWS SMALL MID CAP VALUE VIP		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED HERMES MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND

INVESTMENT INCOME:
Dividends	$	38,522	$	772,868	$	51,216	$	54,927	$	1,401	$	1,051

EXPENSES:
Mortality and expense risk		14,476		193,501		12,750		16,678		677		320

NET INVESTMENT INCOME (LOSS)		24,046		579,366		38,467		38,249		724		731

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(336,600)		73,919		13,105		(858,067)		(416)		(31,174)
Realized gain distributions		223,899		0		0		233,618		0		1,517
Net realized gain (loss) on investments		(112,701)		73,919		13,105		(624,449)		(416)		(29,657)

Change in net unrealized appreciation (depreciation) on investments		(5,567)		705,356		(54,862)		752,417		5,357		11,797

Net realized and unrealized gain (loss) on investments		(118,267)		779,276		(41,758)		127,968		4,941		(17,860)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(94,221)	$	1,358,642	$	(3,291)	$	166,217	$	5,665	$	(17,129)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND		GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND
										(1)		(2)

INVESTMENT INCOME:
Dividends	$	6,179	$	175,059	$	84,492	$	56,940	$	130	$	276

EXPENSES:
Mortality and expense risk		1,553		48,530		15,523		10,042		0		505

NET INVESTMENT INCOME (LOSS)		4,626		126,529		68,969		46,898		130		(228)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(15,767)		471,724		(25,433)		(37,282)		(4)		(31,108)
Realized gain distributions		4,259		168,785		27,522		30,329		71		0
Net realized gain (loss) on investments		(11,508)		640,510		2,089		(6,953)		66		(31,108)

Change in net unrealized appreciation (depreciation) on investments		5,952		(137,029)		291,788		367,539		194		11,620

Net realized and unrealized gain (loss) on investments		(5,555)		503,480		293,877		360,586		260		(19,489)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(929)	$	630,010	$	362,846	$	407,484	$	391	$	(19,717)

		(1) For the period December 14, 2020 to December 31, 2020. (2) For the period January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2015 FUND		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND

INVESTMENT INCOME:
Dividends	$	392	$	123,828	$	15,090	$	4,694	$	14,757	$	385

EXPENSES:
Mortality and expense risk		112		24,022		2,649		791		3,533		91

NET INVESTMENT INCOME (LOSS)		280		99,806		12,441		3,903		11,224		294

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		477		(22,636)		(2,369)		(456)		(1,954)		(34)
Realized gain distributions		534		187,913		20,664		10,119		32,924		972
Net realized gain (loss) on investments		1,012		165,277		18,295		9,664		30,969		938

Change in net unrealized appreciation (depreciation) on investments		700		391,355		61,103		14,711		46,238		1,323

Net realized and unrealized gain (loss) on investments		1,712		556,633		79,398		24,374		77,207		2,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	1,992	$	656,439	$	91,839	$	28,277		88,431	$	2,555

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
		(1)

INVESTMENT INCOME:
Dividends	$	1,334	$	1,034	$	1,286	$	1,166	$	113,737	$	65,096

EXPENSES:
Mortality and expense risk		211		181		239		1,119		33,938		11,637

NET INVESTMENT INCOME (LOSS)		1,124		854		1,047		47		79,799		53,460

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(75)		(16)		(102)		(17,988)		(62,172)		(113,265)
Realized gain distributions		3,459		2,631		3,686		154		137,711		237,276
Net realized gain (loss) on investments		3,384		2,615		3,583		(17,835)		75,540		124,011

Change in net unrealized appreciation (depreciation) on investments		20,417		3,651		17,702		250		778,757		280,761

Net realized and unrealized gain (loss) on investments		23,801		6,266		21,285		(17,585)		854,297		404,772

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	24,925	$	7,120	$	22,332	$	(17,538)	$	934,096	$	458,232

		(1) For the period April 22, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND		GREAT-WEST MULTI- SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST SECURE- FOUNDATION® BALANCED FUND		GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
										(1)

INVESTMENT INCOME:
Dividends	$	47,413	$	209,754	$	3,410	$	3,872,140	$	0	$	20

EXPENSES:
Mortality and expense risk		15,802		31,490		1,066		893,538		0		7,595

NET INVESTMENT INCOME (LOSS)		31,611		178,264		2,344		2,978,602		0		(7,575)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(44,595)		92,725		(26,891)		(59,152)		132		9,512
Realized gain distributions		49,995		35,188		0		7,357,189		0		56,285
Net realized gain (loss) on investments		5,400		127,913		(26,891)		7,298,037		132		65,796

Change in net unrealized appreciation (depreciation) on investments		353,095		238,957		(5,370)		13,138,106		16,534		343,772

Net realized and unrealized gain (loss) on investments		358,495		366,870		(32,261)		20,436,143		16,665		409,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	390,106	$	545,134	$	(29,917)	$	23,414,745	$	16,665	$	401,993

		(1) For the period October 23, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		INVESCO OPPENHEIMER V.I. GLOBAL FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND
INVESTMENT INCOME:
Dividends	$	211,668	$	126,066	$	13,109	$	104,873	$	39,435	$	176,699

EXPENSES:
Mortality and expense risk		161,953		66,871		9,666		23,188		19,235		45,485

NET INVESTMENT INCOME (LOSS)		49,715		59,195		3,443		81,685		20,200		131,214

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		540,514		(33,750)		(139,661)		(476,408)		128,161		(933,282)
Realized gain distributions		1,102,850		186,198		29,693		115,052		680,282		130,083
Net realized gain (loss) on investments		1,643,363		152,448		(109,968)		(361,356)		808,443		(803,199)

Change in net unrealized appreciation (depreciation) on investments		5,888,476		2,362,758		582,583		126,410		(472,843)		456,933

Net realized and unrealized gain (loss) on investments		7,531,839		2,515,206		472,615		(234,946)		335,600		(346,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	7,581,554	$	2,574,401	$	476,058	$	(153,261)	$	355,800	$	(215,052)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY
INVESTMENT INCOME:
Dividends	$210,997	$	303,677	$	10,738	$	7,834	$	(0)	$	49,203

EXPENSES:
Mortality and expense risk	24,118		71,529		9,627		11,631		28,007		8,742

NET INVESTMENT INCOME (LOSS)	186,879		232,148		1,111		(3,797)		(28,007)		40,461

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(392,464)		137,867		(97,111)		(128,460)		884,750		(367,007)
Realized gain distributions	0		292,569		303,992		195,179		437,595		382
Net realized gain (loss) on investments	(392,464)		430,436		206,881		66,719		1,322,345		(366,625)

Change in net unrealized appreciation (depreciation) on investments	206,745		906,797		(105,601)		481,947		667,726		231,804

Net realized and unrealized gain (loss) on investments	(185,720)		1,337,233		101,281		548,665		1,990,071		(134,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,159	$	1,569,381	$	102,391	$	544,868	$	1,962,064	$	(94,361)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES
												(1)

INVESTMENT INCOME:
Dividends	$	404,111	$	2,787,811	$	620,341	$	1,026,913	$	103,377	$	357

EXPENSES:
Mortality and expense risk		78,762		692,846		106,150		233,732		69,863		54,424

NET INVESTMENT INCOME (LOSS)		325,350		2,094,965		514,191		793,181		33,514		(54,067)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		542,124		3,317,158		104,438		365,465		309,126		2,053,663
Realized gain distributions		165,808		1,239,547		0		0		656,514		1,036,728
Net realized gain (loss) on investments		707,931		4,556,705		104,438		365,465		965,640		3,090,391

Change in net unrealized appreciation (depreciation) on investments		1,100,491		10,626,860		1,369,698		2,779,759		1,318,870		1,951,344

Net realized and unrealized gain (loss) on investments		1,808,422		15,183,565		1,474,136		3,145,224		2,284,510		5,041,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	2,133,772	$	17,278,530	$	1,988,327	$	3,938,405	$	2,318,024	$	4,987,668

		(1) Fund name changed from Janus Henderson VIT Global Technology Portfolio Service Shares.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
										(1)

INVESTMENT INCOME:
Dividends	$	26	$	38,731	$	14,774	$	46,549	$	0	$	25,491

EXPENSES:
Mortality and expense risk		3,405		17,728		6,340		53,053		44		12,523

NET INVESTMENT INCOME (LOSS)		(3,379)		21,003		8,434		(6,504)		(44)		12,969

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		32,788		(106,914)		(318)		329,499		(219)		(305,046)
Realized gain distributions		75,101		0		0		685,891		0		167,881
Net realized gain (loss) on investments		107,889		(106,914)		(318)		1,015,389		(219)		(137,166)

Change in net unrealized appreciation (depreciation) on investments		293,685		531,264		170,811		1,479,645		3,253		445,209

Net realized and unrealized gain (loss) on investments		401,574		424,350		170,493		2,495,035		3,034		308,043

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	398,195	$	445,353	$	178,927	$	2,488,531		2,991	$	321,012

		(1) For the period September 2, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II CORE EQUITY PORTFOLIO		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO
				(1)				(2)

INVESTMENT INCOME:
Dividends	$	308,405	$	42,791	$	0	$	0	$	9,485	$	311,036

EXPENSES:
Mortality and expense risk		60,869		716		128,092		0		2,083		201,623

NET INVESTMENT INCOME (LOSS)		247,536		42,075		(128,092)		0		7,402		109,413

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(261,175)		4,461		998,292		(48)		2,194		1,510,492
Realized gain distributions		0		0		512,170		0		8,628		813,698
Net realized gain (loss) on investments		(261,175)		4,461		1,510,462		(48)		10,823		2,324,189

Change in net unrealized appreciation (depreciation) on investments		(295,172)		(19,242)		5,312,213		6,335		109,982		4,900,499

Net realized and unrealized gain (loss) on investments		(556,348)		(14,781)		6,822,675		6,287		120,804		7,224,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(308,811)	$	27,294	$	6,694,584	$	6,287	$	128,206	$	7,334,102

		(1) For the period of May 6, 2020 to December 31, 2020.
		(2) For the period of November 2, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT UTILITIES SERIES		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
INVESTMENT INCOME:
Dividends	$	788	$	6,981	$	143,630	$	99,080	$	3,743	$	2,328

EXPENSES:
Mortality and expense risk		357		2,453		37,797		23,496		2,538		2,174

NET INVESTMENT INCOME (LOSS)		431		4,528		105,832		75,584		1,205		154

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(9,255)		(4,377)		213,706		(110,852)		(48,180)		10,203
Realized gain distributions		7,148		23,640		169,944		98,365		0		25,612
Net realized gain (loss) on investments		(2,107)		19,263		383,649		(12,487)		(48,180)		35,816

Change in net unrealized appreciation (depreciation) on investments		15,696		(409)		(273,107)		(941,854)		23,455		77,660

Net realized and unrealized gain (loss) on investments		13,589		18,854		110,542		(954,341)		(24,725)		113,475

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	14,020	$	23,382	$	216,375	$	(878,757)	$	(23,520)	$	113,629

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		NVIT MID CAP INDEX FUND		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
INVESTMENT INCOME:
Dividends	$	176,946	$	68,973	$	31,189	$	1,539,129	$	952,247	$	49,824

EXPENSES:
Mortality and expense risk		95,724		5,380		2,962		163,830		417,158		14,225

NET INVESTMENT INCOME (LOSS)		81,222		63,593		28,227		1,375,299		535,088		35,599

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(1,738,040)		(201,434)		5,164		(492,253)		(346,377)		34,223
Realized gain distributions		899,755		0		0		0		0		0
Net realized gain (loss) on investments		(838,285)		(201,434)		5,164		(492,253)		(346,377)		34,223

Change in net unrealized appreciation (depreciation) on investments		2,273,614		97,337		20,650		616,895		1,571,303		283,160

Net realized and unrealized gain (loss) on investments		1,435,329		(104,097)		25,815		124,641		1,224,926		317,382

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$	1,516,552	$	(40,504)	$	54,041	$	1,499,940	$	1,760,015	$	352,982

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER BOND VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
INVESTMENT INCOME:
Dividends	$	3,079,844	$	40,358	$	34,610	$	11,618	$	0	$	0

EXPENSES:
Mortality and expense risk		743,433		5,595		25,124		6,759		41,660		8,700

NET INVESTMENT INCOME (LOSS)		2,336,411		34,763		9,486		4,859		(41,660)		(8,700)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		28,869		3,344		(367,158)		(57,688)		86,347		74,358
Realized gain distributions		1,599,326		0		305,806		39,514		526,789		0
Net realized gain (loss) on investments		1,628,195		3,344		(61,352)		(18,174)		613,135		74,358

Change in net unrealized appreciation (depreciation) on investments		6,731,850		66,582		894,184		4,528		1,899,587		330,145

Net realized and unrealized gain (loss) on investments		8,360,044		69,926		832,832		(13,645)		2,512,722		404,503

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	10,696,455	$	104,689	$	842,319	$	(8,786)	$	2,471,062	$	395,804

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND
INVESTMENT INCOME:
Dividends	$	0	$	240,200	$	17,198	$	21,437	$	317,682	$	22,830

EXPENSES:
Mortality and expense risk		2,249		74,240		4,337		25,567		30,069		5,671

NET INVESTMENT INCOME (LOSS)		(2,249)		165,960		12,861		(4,130)		287,613		17,159

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(97,819)		(401,912)		(6,534)		(265,874)		223,894		7,422
Realized gain distributions		0		967,137		15,517		403,946		56,222		0
Net realized gain (loss) on investments		(97,819)		565,224		8,982		138,072		280,116		7,422

Change in net unrealized appreciation (depreciation) on investments		123,867		(550,743)		70,520		445,968		(236,345)		138,211

Net realized and unrealized gain (loss) on investments		26,049		14,481		79,502		584,040		43,772		145,633

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	23,800	$	180,442	$	92,363	$	579,910	$	331,385	$	162,792

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND		PUTNAM VT SMALL CAP VALUE FUND		ROYCE CAPITAL FUND SMALL- CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
INVESTMENT INCOME:
Dividends	$	22,256	$	560,420	$	13,793	$	346	$	20,908	$	412,138

EXPENSES:
Mortality and expense risk		4,307		34,421		6,039		144		13,712		883,701

NET INVESTMENT INCOME (LOSS)		17,949		526,000		7,754		202		7,196		(471,563)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(11,630)		(285,983)		6,054		(4,346)		(235,391)		(290,048)
Realized gain distributions		11,804		0		46,957		0		44,551		0
Net realized gain (loss) on investments		174		(285,983)		53,011		(4,346)		(190,840)		(290,048)

Change in net unrealized appreciation (depreciation) on investments		70,524		(581,803)		116,473		11,639		(128,732)		(3,616)

Net realized and unrealized gain (loss) on investments		70,697		(867,787)		169,484		7,293		(319,573)		(293,664)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	88,647	$	(341,787)	$	177,238	$	7,496	$	(312,376)	$	(765,227)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
INVESTMENT INCOME:
Dividends	$	4,826,474	$	104,566	$	140,642	$	81,514	$	0	$	0

EXPENSES:
Mortality and expense risk		2,194,011		21,937		27,238		12,820		5,238		14,898

NET INVESTMENT INCOME (LOSS)		2,632,463		82,629		113,404		68,694		(5,238)		(14,898)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		26,296,216		47,165		231,637		8,565		1,966		180,960
Realized gain distributions		766,831		11,509		18,659		39,058		88,934		225,934

Net realized gain (loss) on investments		27,063,048		58,673		250,296		47,623		90,900		406,894

Change in net unrealized appreciation (depreciation) on investments		45,179,922		256,649		213,680		378,083		291,652		521,533

Net realized and unrealized gain (loss) on investments		72,242,970		315,323		463,976		425,707		382,551		928,427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	74,875,433	$	397,951	$	577,380	$	494,401	$	377,313	$	913,529

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES		TOUCHSTONE VST BOND FUND		TOUCHSTONE VST COMMON STOCK FUND		TOUCHSTONE VST COMMON STOCK FUND CLASS SC
INVESTMENT INCOME:
Dividends	$	190,962	$	738,922	$	25,773	$	122,107	$	52,786	$	24,439

EXPENSES:
Mortality and expense risk		29,559		44,327		5,102		35,662		46,176		19,088

NET INVESTMENT INCOME (LOSS)		161,403		694,596		20,671		86,445		6,610		5,351

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(429,431)		(162,728)		(10,677)		67,999		(1,403,472)		60,402
Realized gain distributions		0		0		6,961		0		269,817		125,248
Net realized gain (loss) on investments		(429,431)		(162,728)		(3,715)		67,999		(1,133,655)		185,650

Change in net unrealized appreciation (depreciation) on investments		19,991		(1,096,992)		(90,960)		418,815		2,927,275		666,691

Net realized and unrealized gain (loss) on investments		(409,440)		(1,259,720)		(94,675)		486,814		1,793,621		852,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(248,037)	$	(565,124)	$	(74,004)	$	573,259	$	1,800,230	$	857,692

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		TOUCHSTONE VST SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO
INVESTMENT INCOME:
Dividends	$	8,597	$	29,707	$	256,216	$	76,368	$	129,190	$	189,576

EXPENSES:
Mortality and expense risk		28,655		14,149		19,628		20,488		19,702		50,359

NET INVESTMENT INCOME (LOSS)		(20,058)		15,558		236,588		55,880		109,488		139,217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(207,780)		(458,599)		(54,258)		265,894		(391,112)		4,877
Realized gain distributions		210,049		0		0		162,594		835,732		709,808
Net realized gain (loss) on investments		2,269		(458,599)		(54,258)		428,489		444,620		714,685

Change in net unrealized appreciation (depreciation) on investments		888,377		1,409,435		121,131		286,718		82,395		1,545,762

Net realized and unrealized gain (loss) on investments		890,646		950,837		66,873		715,206		527,015		2,260,447

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	870,588	$	966,394	$	303,461	$	771,086	$	636,503	$	2,399,664

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		VANGUARD VIF REAL ESTATE INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND		WELLS FARGO VT OPPORTUNITY FUND
INVESTMENT INCOME:
Dividends	$	122,012	$	27,006	$	1	$	0	$	24,193

EXPENSES:
Mortality and expense risk		19,388		15,384		49,634		11,964		30,303

NET INVESTMENT INCOME (LOSS)		102,624		11,622		(49,633)		(11,964)		(6,111)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(145,776)		(141,333)		224,310		32,981		26,115
Realized gain distributions		76,727		390,268		902,552		166,824		418,248

Net realized gain (loss) on investments		(69,049)		248,935		1,126,862		199,805		444,363

Change in net unrealized appreciation (depreciation) on investments		(367,540)		598,358		4,596,463		683,618		627,292

Net realized and unrealized gain (loss) on investments		(436,589)		847,293		5,723,325		883,423		1,071,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(333,965)	$	858,916	$	5,673,692	$	871,459	$	1,065,544

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO		AB VPS INTERNATIONAL VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$83,730	$48,092	$65,617	$(12,325)	$23,302	$4,364
Net realized gain (loss) on investments	676,755	1,223,894	784,133	286,676	(59,944)	(24,262)
Change in net unrealized appreciation (depreciation) on investments	(618,575)	441,340	1,279,861	1,457,666	11,351	346,387

Increase (decrease) in net assets resulting from operations	141,910	1,713,326	2,129,611	1,732,017	(25,291)	326,489

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	45,981	299,245	120	320	-	-
Transfers for contract benefits and terminations	(354,452)	(476,403)	(280,730)	(444,214)	(37,755)	(97,620)
Net transfers	320,128	(90,377)	(260,260)	(218,151)	(385,112)	(106,953)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	1,928	15,519	7,310	(7,058)	(32)	799

Increase (decrease) in net assets resulting from contract transactions	13,585	(252,016)	(533,560)	(669,103)	(422,899)	(204,573)

Total increase (decrease) in net assets	155,494	1,461,310	1,596,051	1,062,914	(448,190)	121,916

NET ASSETS:
Beginning of period	8,977,984	7,516,674	7,898,042	6,835,128	2,215,965	2,093,250

End of period	$9,133,478	$8,977,984	$9,494,093	$7,898,042	$1,767,775	$2,215,166

CHANGES IN UNITS OUTSTANDING:
Units issued	38,326	47,086	1,498	4,886	-	132
Units redeemed	(29,890)	(55,101)	(30,437)	(44,927)	(53,962)	(24,720)

Net increase (decrease)	8,435	(8,015)	(28,939)	(40,041)	(53,962)	(24,588)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AB VPS LARGE CAP GROWTH PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO		ALGER BALANCED PORTFOLIO
	2020	2019	2019		2020	2019	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54,294)	$(52,977)	$535,950	$	17,353	$(8,134)	$6,829	$6,530
Net realized gain (loss) on investments	917,664	2,328,200	(200,182)		(136,376)	525,675	3,240	32,720
Change in net unrealized appreciation (depreciation) on investments	2,937,128	73,473	1,972,621		75,165	347,079	72,031	113,437

Increase (decrease) in net assets resulting from operations	3,800,498	2,348,696	2,308,389		(43,858)	864,620	82,100	152,687

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	2,667,606	563,909	24,449		10,519	78,651	-	-
Transfers for contract benefits and terminations	(447,917)	(464,182)	(17,155,945)		(160,024)	(224,065)	(14,808)	(107,148)
Net transfers	2,315,386	(742,276)	(1,230,649)		96,524	(861,187)	(31)	-
Contract maintenance charges	-	-			-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	(233,379)		369	(102)	3,607	(439)

Increase (decrease) in net assets resulting from contract transactions	4,535,075	(642,549)	(18,595,524)		(52,612)	(1,006,703)	(11,232)	(107,587)

Total increase (decrease) in net assets	8,335,573	1,706,147	(16,287,135)		(96,470)	(142,083)	70,868	45,100

NET ASSETS:
Beginning of period	9,182,917	7,476,770	16,287,135		4,590,565	4,732,648	908,649	863,549

End of period	$17,518,490	$9,182,917	$0	$	4,494,095	$4,590,565	$979,517	$908,649

CHANGES IN UNITS OUTSTANDING:
Units issued	276,295	134,551	22,304		39,800	12,303	-	166
Units redeemed	(107,058)	(174,751)	(460,880)		(53,398)	(53,442)	(710)	(4,915)

Net increase (decrease)	169,236	(40,200)	(438,576)		(13,599)	(41,139)	(710)	(4,749)

	(1) For the period January 1, 2019 to April 24, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(17,628)	$(14,536)	$(130,446)	$(223,895)	$(28,720)	$(38,178)
Net realized gain (loss) on investments	1,041,048	243,214	7,795,943	1,158,756	897,834	897,407
Change in net unrealized appreciation (depreciation) on investments	506,512	385,269	11,017,922	5,719,373	1,973,502	338,860

Increase (decrease) in net assets resulting from operations	1,529,932	613,947	18,683,420	6,654,234	2,842,617	1,198,089

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	488,392	118,265	12,634	40,421	-	135
Transfers for contract benefits and terminations	(130,782)	(133,188)	(1,166,229)	(1,964,088)	(295,136)	(398,626)
Net transfers	1,481,016	(90,442)	1,299,304	(3,254,478)	285,085	(407,059)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(1,665)	-	29,859	(68,427)	(3,297)	(7,082)

Increase (decrease) in net assets resulting from contract transactions	1,836,961	(105,365)	175,568	(5,246,572)	(13,348)	(812,632)

Total increase (decrease) in net assets	3,366,893	508,582	18,858,988	1,407,662	2,829,269	385,457

NET ASSETS:
Beginning of period	2,409,577	1,900,995	29,042,763	27,635,101	4,699,005	4,313,548

End of period	$5,776,470	$2,409,577	$47,901,751	$29,042,763	$7,528,274	$4,699,005

CHANGES IN UNITS OUTSTANDING:
Units issued	196,467	25,539	166,832	29,870	22,280	25,254
Units redeemed	(98,081)	(32,165)	(188,529)	(179,985)	(24,849)	(49,475)

Net increase (decrease)	98,386	(6,626)	21,697	(150,115)	(2,569)	(24,221)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY INVESTMENTS VP DISCIPLINED CORE VALUE FUND
	2020	2019	2020	2019	2020	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,281	$(1,200)	$198,435	$235,319	$118,815	$103,756
Net realized gain (loss) on investments	1,677	2,786	1,326,191	859,228	328,425	605,643
Change in net unrealized appreciation (depreciation) on investments	(14,879)	58,381	1,758,948	3,625,489	513,953	804,499

Increase (decrease) in net assets resulting from operations	7,078	59,967	3,283,573	4,720,036	961,193	1,513,898

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	8,472	46,910	2,244,717	4,037,824	296,573	286,624
Transfers for contract benefits and terminations	(25,814)	(7,837)	(2,145,609)	(2,059,736)	(556,252)	(642,348)
Net transfers	(30,051)	(16,037)	(1,573,676)	970,201	1,306,091	43,732
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	(5,136)	(30,762)	1,124	(1,435)

Increase (decrease) in net assets resulting from contract transactions	(47,393)	23,036	(1,479,703)	2,917,527	1,047,536	(313,427)

Total increase (decrease) in net assets	(40,315)	83,003	1,803,870	7,637,563	2,008,730	1,200,471

NET ASSETS:
Beginning of period	229,707	146,704	31,687,617	24,050,054	7,945,422	6,744,951

End of period	$189,392	$229,707	$33,491,487	$31,687,617	$9,954,152	$7,945,422

CHANGES IN UNITS OUTSTANDING:
Units issued	729	4,714	271,844	485,447	148,170	38,008
Units redeemed	(4,205)	(3,135)	(335,473)	(240,531)	(127,454)	(38,920)

Net increase (decrease)	(3,476)	1,579	63,629	244,916	20,716	(912)

	‘(1) Fund named changed from American Century Investments VP Income & Growth Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,025)	$12,074	$106,355	$133,407	$351,582	$320,692
Net realized gain (loss) on investments	172,512	433,598	(370,163)	1,181,815	185,608	2,373,413
Change in net unrealized appreciation (depreciation) on investments	1,543,030	1,117,927	12,757	1,386,375	(1,814,234)	2,730,121

Increase (decrease) in net assets resulting from operations	1,711,516	1,563,599	(251,051)	2,701,597	(1,277,045)	5,424,226

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	76,879	182,276	97,621	391,862	534,435	426,513
Transfers for contract benefits and terminations	(199,511)	(550,458)	(699,236)	(747,241)	(1,162,950)	(1,219,106)
Net transfers	765,944	20,922	(1,149,928)	(293,009)	(2,310,518)	(569,261)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	3,730	(3,260)	3,312	(11,559)	468	(14,320)

Increase (decrease) in net assets resulting from contract transactions	647,043	(350,520)	(1,748,232)	(659,947)	(2,938,565)	(1,376,174)

Total increase (decrease) in net assets	2,358,558	1,213,079	(1,999,283)	2,041,650	(4,215,609)	4,048,052

NET ASSETS:
Beginning of period	6,997,812	5,784,733	11,983,344	9,941,694	25,869,923	21,821,871

End of period	$9,356,370	$6,997,812	$9,984,061	$11,983,344	$21,654,314	$25,869,923

CHANGES IN UNITS OUTSTANDING:
Units issued	113,395	63,532	35,903	44,458	164,933	163,432
Units redeemed	(61,052)	(82,741)	(111,561)	(57,938)	(279,518)	(177,920)

Net increase (decrease)	52,343	(19,209)	(75,658)	(13,480)	(114,585)	(14,488)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS BOND FUND	AMERICAN FUNDS IS GLOBAL BOND FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND
	2020	2020	2020	2019	2020
	(1)	(2)			(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,744	$221	$3,670	$15,719	$(760)
Net realized gain (loss) on investments	(2,484)	(29)	173,439	139,792	263
Change in net unrealized appreciation (depreciation) on investments	2,381	775	293,084	360,700	80,070

Increase (decrease) in net assets resulting from operations	28,641	967	470,193	516,211	79,573

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	1,318,214	2,402	126,501	107,853	32,988
Transfers for contract benefits and terminations	(1,693)	-	(28,505)	(75,438)	(2,062)
Net transfers	530,065	27,541	(515,781)	79,761	301,411
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	1,846,587	29,943	(417,785)	112,176	332,337

Total increase (decrease) in net assets	1,875,228	30,910	52,408	628,387	411,910

NET ASSETS:
Beginning of period	-	-	2,075,920	1,447,533	-

End of period	$1,875,228	$30,910	$2,128,328	$2,075,920	$411,910

CHANGES IN UNITS OUTSTANDING:
Units issued	188,483	2,790	20,978	27,014	28,076
Units redeemed	(9,517)	(0)	(46,151)	(20,100)	(1,041)

Net increase (decrease)	178,966	2,790	(25,174)	6,914	27,034

	(1) For the period of July 02, 2020 to December 31, 2020.
	(2) For the period of July 07, 2020 to December 31, 2020.
	(3) For the period of May 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH-INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,193	$34,712	$6,220	$19,276	$(13,981)	$15,147
Net realized gain (loss) on investments	108,590	208,622	(26,096)	39,066	52,509	155,571
Change in net unrealized appreciation (depreciation) on investments	504,697	263,699	362,694	302,746	838,463	668,653

Increase (decrease) in net assets resulting from operations	649,481	507,033	342,818	361,088	876,990	839,371

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	431,815	805,321	164,582	741,478	296,145	548,858
Transfers for contract benefits and terminations	(264,358)	(21,329)	(19,126)	(220,975)	(83,513)	(136,268)
Net transfers	751,688	1,157,479	76,214	(124,779)	(437,931)	69,670
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	919,144	1,941,471	221,670	395,724	(225,299)	482,260

Total increase (decrease) in net assets	1,568,625	2,448,504	564,488	756,812	651,691	1,321,631

NET ASSETS:
Beginning of period	3,832,205	1,383,701	2,222,970	1,466,158	4,186,266	2,864,635

End of period	$5,400,830	$3,832,205	$2,787,458	$2,222,970	$4,837,957	$4,186,266

CHANGES IN UNITS OUTSTANDING:
Units issued	112,252	193,963	33,084	69,983	45,309	67,612
Units redeemed	(30,752)	(16,694)	(13,796)	(34,816)	(62,332)	(32,997)

Net increase (decrease)	81,500	177,269	19,288	35,167	(17,023)	34,615

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		BNY MELLON IP MIDCAP STOCK PORTFOLIO
	2020	2019	2020	2019	2020	2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,850	$7,032	$66,008	$56,426	$7,557	$(387)
Net realized gain (loss) on investments	22,318	7,054	567,169	314,291	(120,642)	160,754
Change in net unrealized appreciation (depreciation) on investments	48,901	13,032	925,816	1,028,884	342,157	333,464

Increase (decrease) in net assets resulting from operations	76,069	27,118	1,558,993	1,399,601	229,072	493,831

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	153,482	192,684	91,860	335,675	-	-
Transfers for contract benefits and terminations	(2,087)	-	(552,425)	(743,327)	(80,976)	(129,139)
Net transfers	(143,186)	238,194	(923,025)	(216,070)	(159,822)	(278,348)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase	-	-	(364)	624	1,417	(1,629)

Increase (decrease) in net assets resulting from contract transactions	8,209	430,878	(1,383,954)	(623,098)	(239,381)	(409,116)

Total increase (decrease) in net assets	84,278	457,996	175,039	776,503	(10,309)	84,715

NET ASSETS:
Beginning of period	457,996	0	9,175,794	8,399,291	2,807,149	2,722,434

End of period	$542,274	$457,996	$9,350,833	$9,175,794	$2,796,840	$2,807,149

CHANGES IN UNITS OUTSTANDING:
Units issued	26,302	53,463	37,889	128,347	20,949	7,227
Units redeemed	(24,540)	(11,024)	(149,831)	(180,978)	(28,247)	(29,338)

Net increase (decrease)	1,762	42,439	(111,942)	(52,631)	(7,298)	(22,111)

	(1) For the period of July 22, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,381	$35,177	$12,674	$18,898	$862	$(4,235)
Net realized gain (loss) on investments	593,940	824,479	464,172	573,549	(5,084)	103,356
Change in net unrealized appreciation (depreciation) on investments	1,405,602	1,732,822	768,119	705,627	115,919	12,338

Increase (decrease) in net assets resulting from operations	2,020,923	2,592,478	1,244,965	1,298,074	111,697	111,459

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	390	11,634	17,769	196,053	-	-
Transfers for contract benefits and terminations	(442,564)	(452,938)	(90,148)	(162,197)	(8,503)	(45,926)
Net transfers	(630,772)	(313,987)	(619,528)	(98,488)	(272)	(7,266)
Contract maintenance charges	-	-	-		-	-
Adjustments to net assets allocated to contracts in the payout phase	9,085	(4,884)	(1,033)	(6,895)	-	-

Increase (decrease) in net assets resulting from contract transactions	(1,063,860)	(760,175)	(692,941)	(71,527)	(8,774)	(53,192)

Total increase (decrease) in net assets	957,063	1,832,303	552,024	1,226,547	102,922	58,267

NET ASSETS:
Beginning of period	9,596,157	7,763,854	5,855,440	4,628,893	619,571	561,304

End of period	$10,553,220	$9,596,157	$6,407,464	$5,855,440	722,493	$619,571

CHANGES IN UNITS OUTSTANDING:
Units issued	15,023	11,424	2,093	32,674	0	0
Units redeemed	(48,069)	(41,600)	(35,588)	(31,246)	(564)	(2,389)

Net increase (decrease)	(33,046)	(30,176)	(33,495)	1,428	(564)	(2,389)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,197)	$(21,953)	$(299)	$(192)	$(6,562)	$(9,538)
Net realized gain (loss) on investments	58,520	162,400	7,313	3,393	149,748	215,089
Change in net unrealized appreciation (depreciation) on investments	192,531	716,083	17,788	61,697	538,409	172,828

Increase (decrease) in net assets resulting from operations	244,854	856,530	24,802	64,898	681,594	378,379

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	15,526	2,100	40,419	37,357	228,368	101,997
Transfers for contract benefits and terminations	(52,610)	(121,313)	(26,389)	(8,863)	(22,095)	(49,862)
Net transfers	(143,082)	447,841	(33,324)	(43,511)	(184,600)	(809,210)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase	-	(1,251)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(180,166)	327,377	(19,293)	(15,017)	21,673	(757,075)

Total increase (decrease) in net assets	64,688	1,183,907	5,508	49,881	703,267	(378,696)

NET ASSETS:
Beginning of period	1,397,569	2,307,274	226,569	176,688	1,781,288	2,159,984

End of period	$1,462,257	$3,491,181	$232,077	$226,569	2,484,555	$1,781,288

CHANGES IN UNITS OUTSTANDING:
Units issued	89,661	81,143	3,748	6,965	37,325	13,802
Units redeemed	(111,277)	(58,445)	(5,441)	(7,461)	(39,428)	(72,016)

Net increase (decrease)	(21,617)	22,698	(1,693)	(496)	(2,103)	(58,214)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
	2020	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(972)	$(20,803)	$(21,953)	$(92,062)	$(102,558)
Net realized gain (loss) on investments	39,379	163,471	162,400	1,866,994	1,880,601
Change in net unrealized appreciation (depreciation) on investments	42,364	891,735	716,083	4,518,484	3,583,200

Increase (decrease) in net assets resulting from operations	80,771	1,034,403	856,530	6,293,417	5,361,243

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	8,613	367,229	2,100	9,047	101,885
Transfers for contract benefits and terminations	-	(151,895)	(121,313)	(960,057)	(476,308)
Net transfers	477,508	1,002,712	447,841	(948,135)	2,028,850
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase	-	4,310	(1,251)	(1,429)	8,302

Increase (decrease) in net assets resulting from contract transactions	486,121	1,222,357	327,377	(1,900,573)	1,662,729

Total increase (decrease) in net assets	566,892	2,256,760	1,183,907	4,392,844	7,023,972

NET ASSETS:
Beginning of period	-	3,491,181	2,307,274	16,841,782	9,817,810

End of period	$566,892	5,747,941	$3,491,181	$21,234,626	$16,841,782

CHANGES IN UNITS OUTSTANDING:
Units issued	183,370	224,420	81,143	130,040	265,419
Units redeemed	(147,994)	(177,297)	(58,445)	(184,934)	(213,372)

Net increase (decrease)	35,377	47,123	22,698	(54,894)	52,047

	(1) For the period of May 20, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
	2020	2019	2020	2019	2020	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,616)	$(7,536)	$11,495	$2,705	$8,090	$1,929
Net realized gain (loss) on investments	(234,462)	49,627	(38,539)	(15,594)	43,774	(1,454)
Change in net unrealized appreciation (depreciation) on investments	323,421	243,380	971,989	795,656	(20,493)	37,863

Increase (decrease) in net assets resulting from operations	86,343	285,471	944,944	782,767	31,371	38,338

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	3,175	4,524	150,548	436,864	88,583	94,293
Transfers for contract benefits and terminations	(64,459)	(97,501)	(183,933)	(344,993)	(248)
Net transfers	423,214	4,363	314,840	(79,568)	(334,529)	(153,457)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	396	(224)	(89,503)	-	-	-

Increase (decrease) in net assets resulting from contract transactions	362,325	(88,838)	191,953	12,303	(246,194)	(59,164)

Total increase (decrease) in net assets	448,668	196,633	1,136,897	795,070	(214,823)	(20,826)

NET ASSETS:
Beginning of period	1,669,642	1,473,009	4,355,071	3,560,001	214,812	235,638

End of period	$2,118,310	$1,669,642	$5,491,968	$4,355,071	$(11)	$214,812

CHANGES IN UNITS OUTSTANDING:
Units issued	37,646	9,847	130,059	95,351	26,376	11,839
Units redeemed	(33,512)	(13,733)	(119,978)	(93,280)	(48,312)	(18,447)

Net increase (decrease)	(4,134)	(3,886)	10,081	2,071	(21,936)	(6,608)

	(1) For the period January 1, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP SMALL CAP VALUE SERIES				DELAWARE VIP SMID CAP CORE SERIES
		2020		2020		2019		2020		2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	0	$	144,405	$	68,455	$	1,007	$	(9,576)
Net realized gain (loss) on investments		(152)		351,101		1,695,907		(276,078)		(350,567)
Change in net unrealized appreciation (depreciation) on investments		8,923		(1,388,433)		3,023,706		1,461,249		2,547,165

Increase (decrease) in net assets resulting from operations		8,771		(892,927)		4,788,068		1,186,178		2,187,022

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		-		38,039		324,380		89,289		475,550
Transfers for contract benefits and terminations		-		(774,956)		(764,150)		(654,647)		(1,011,861)
Net transfers		494,078		(1,537,182)		96,693		657,882		(1,125,561)
Contract maintenance charges		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		-		4,889		(4,910)		1,642		(395)

Increase (decrease) in net assets resulting from contract transactions		494,078		(2,269,209)		(347,987)		94,166		(1,662,267)

Total increase (decrease) in net assets		502,849		(3,162,136)		4,440,081		1,280,345		524,755

NET ASSETS:
Beginning of period		-		22,309,936		17,869,855		9,101,120		8,576,365

End of period	$	502,849	$	19,147,800	$	22,309,936	$	10,381,465	$	9,101,120

CHANGES IN UNITS OUTSTANDING:
Units issued		49,408		67,783		64,253		129,218		91,966
Units redeemed		-		(109,082)		(53,148)		(83,050)		(156,663)

Net increase (decrease)		49,408		(41,299)		11,105		46,168		(64,697)

		(1) For the period of December 11, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DELAWARE VIP VALUE SERIES				DIMENSIONAL VA US TARGETED VALUE PORTFOLIO				DWS CAPITAL GROWTH VIP
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	15,817	$	5,278	$	24,200	$	21,155	$	(14,551)	$	(82,403)
Net realized gain (loss) on investments		33,093		54,671		(210,225)		22,023		3,401,064		3,244,952
Change in net unrealized appreciation (depreciation) on investments		4,767		89,294		179,831		359,104		6,877,311		4,977,838

Increase (decrease) in net assets resulting from operations		53,677		149,243		(6,194)		402,282		10,263,823		8,140,387

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		175,786		112,065		248,584		261,380		577,225		472,991
Transfers for contract benefits and terminations		(1,216)		(23,329)		(254,728)		(110,491)		(1,230,063)		(1,226,088)
Net transfers		(22,891)		162,654		(92,823)		37,442		(2,671,787)		(314,823)
Contract maintenance charges		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		-		-		-		-		19,017		(77,717)

Increase (decrease) in net assets resulting from contract transactions		151,679		251,390		(98,966)		188,331		(3,305,607)		(1,145,637)

Total increase (decrease) in net assets		205,356		400,633		(105,160)		590,613		6,958,215		6,994,750

NET ASSETS:
Beginning of period		838,135		437,502		2,310,559		1,719,946		29,819,190		22,824,440

End of period	$	1,043,491	$	838,135	$	2,205,399	$	2,310,559	$	36,777,405	$	29,819,190

CHANGES IN UNITS OUTSTANDING:
Units issued		21,779		67,771		43,297		35,661		182,523		213,898
Units redeemed		(5,565)		(42,991)		(56,444)		(19,872)		(286,362)		(221,261)

Net increase (decrease)		16,214		24,780		(13,147)		15,789		(103,839)		(7,363)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DWS CORE EQUITY VIP				DWS CROCI® U.S. VIP				DWS GLOBAL SMALL CAP VIP
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	90,120	$	48,555	$	97,104	$	77,685	$	4,125	$	(8,367)
Net realized gain (loss) on investments		331,712		1,216,135		116,384		486,375		(78,779)		(26,282)
Change in net unrealized appreciation (depreciation) on investments		1,027,588		1,913,417		(1,129,932)		1,217,231		246,747		248,621

Increase (decrease) in net assets resulting from operations		1,449,420		3,178,107		(916,444)		1,781,291		172,094		213,972

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		253,670		80,994		13,464		9,148		57,361		144,427
Transfers for contract benefits and terminations		(747,837)		(813,507)		(246,487)		(510,190)		(10,023)		(221,113)
Net transfers		(1,912,046)		(630,675)		(709,658)		15,136		(370,584)		271,982
Contract maintenance charges		-				-				-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		(2,566)		(3,590)		(1,343)		(4,115)		-		-

Increase (decrease) in net assets resulting from contract transactions		(2,408,778)		(1,366,778)		(944,023)		(490,021)		(323,245)		195,296

Total increase (decrease) in net assets		(959,358)		1,811,329		(1,860,467)		1,291,270		(151,151)		409,268

NET ASSETS:
Beginning of period		13,086,311		11,274,982		7,065,396		5,774,126		1,409,542		1,000,274

End of period	$	12,126,953	$	13,086,311	$	5,204,929	$	7,065,396	$	1,258,391	$	1,409,542

CHANGES IN UNITS OUTSTANDING:
Units issued		40,327		30,560		5,119		19,522		22,679		49,081
Units redeemed		(149,597)		(80,255)		(63,671)		(44,997)		(52,680)		(30,625)

Net increase (decrease)		(109,269)		(49,695)		(58,552)		(25,475)		(30,001)		18,456

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DWS SMALL CAP INDEX VIP				DWS SMALL MID CAP GROWTH VIP				DWS SMALL MID CAP VALUE VIP
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	158,959	$	77,886	$	(7,679)	$	(10,999)	$	24,046	$	856
Net realized gain (loss) on investments		1,649,022		2,175,310		(72,801)		21,862		(112,701)		143,958
Change in net unrealized appreciation (depreciation) on investments		3,152,624		3,195,384		585,864		311,118		(5,567)		509,368

Increase (decrease) in net assets resulting from operations		4,960,605		5,448,580		505,384		321,981		(94,221)		654,182

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		1,173,205		2,610,766		5,860		80,913		970		13,850
Transfers for contract benefits and terminations		(832,383)		(968,309)		(62,030)		(85,125)		(191,808)		(181,104)
Net transfers		(906,926)		(534,047)		(222,113)		(115,519)		(251,135)		(313,902)
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		36,374		(71,555)		(6,743)		(27,014)		(263)		(618)

Increase (decrease) in net assets resulting from contract transactions		(529,730)		1,036,855		(285,026)		(146,745)		(442,236)		(481,774)

Total increase (decrease) in net assets		4,430,875		6,485,435		220,358		175,236		(536,457)		172,408

NET ASSETS:
Beginning of period		28,574,088		22,088,653		1,699,083		1,524,047		3,479,348		3,306,940

End of period	$	33,004,963	$	28,574,088	$	1,919,441	$	1,699,283	$	2,942,891	$	3,479,348

CHANGES IN UNITS OUTSTANDING:
Units issued		250,198		287,832		13,106		13		18,522		2,865
Units redeemed		(218,804)		(150,360)		(28,620)		(15,691)		(42,948)		(27,893)

Net increase (decrease)		31,394		137,472		(15,514)		(15,678)		(24,426)		(25,028)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED HERMES MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$579,366	$483,351	$38,467	$25,976	$38,249	$15,606
Net realized gain (loss) on investments	73,919	(181,112)	13,105	37,401	(624,449)	250,368
Change in net unrealized appreciation (depreciation) on investments	705,356	1,174,064	(54,862)	304,598	752,417	663,625

Increase (decrease) in net assets resulting from operations	1,358,642	1,476,303	(3,291)	367,975	166,217	929,599

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	817,914	1,623,979	-	-	21,912	75,013
Transfers for contract benefits and terminations	(2,799,129)	(1,544,832)	(42,294)	(108,134)	(222,268)	(253,101)
Net transfers	6,520,801	(14,260)	(78,217)	(53,052)	656,044	(746,617)
Contract maintenance charges	-	-	-		-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(9,756)	(33,021)	(15,147)	14,676	361	(171)

Increase (decrease) in net assets resulting from contract transactions	4,529,831	31,866	(135,658)	(146,510)	456,050	(924,876)

Total increase (decrease) in net assets	5,888,473	1,508,169	(138,949)	221,465	622,267	4,723

NET ASSETS:
Beginning of period	31,094,909	29,586,740	2,224,688	2,003,223	3,906,296	3,901,573

End of period	$36,983,382	$31,094,909	$2,085,739	$2,224,688	$4,528,563	$3,906,296

CHANGES IN UNITS OUTSTANDING:
Units issued	825,752	319,040	0	0	174,699	43,879
Units redeemed	(534,410)	(258,515)	(4,637)	(7,814)	(138,086)	(87,759)

Net increase (decrease)	(291,342)	60,525	(4,637)	(7,814)	36,613	(43,880)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST ARIEL MID CAP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$724	$2,973	$731	$626	$4,626	$1,102
Net realized gain (loss) on investments	(416)	(4,138)	(29,657)	5,871	(11,508)	8,691
Change in net unrealized appreciation (depreciation) on investments	5,357	14,759	11,797	2,559	5,952	39,146

Increase (decrease) in net assets resulting from operations	5,665	13,594	(17,129)	9,056	(929)	48,939

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	18,969	101,458	5,972	2,581	116,800
Transfers for contract benefits and terminations	-		-		(1,104)	(217)
Net transfers	(75,503)	(69,051)	(77,314)		(138,453)	(89,472)
Contract maintenance charges	-	-	-		-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	-		-	-

Increase (decrease) in net assets resulting from contract transactions	(75,503)	(50,082)	24,143	5,972	(136,976)	27,111

Total increase (decrease) in net assets	(69,838)	(36,488)	7,014	15,028	(137,904)	76,050

NET ASSETS:
Beginning of period	146,509	182,997	48,437	33,409	279,878	203,828

End of period	$76,671	$146,509	$55,451	$48,437	$141,974	$279,878

CHANGES IN UNITS OUTSTANDING:
Units issued	0	2,686	16,751	582	578	11,016
Units redeemed	(6,988)	(7,499)	(16,630)		(13,088)	(8,739)

Net increase (decrease)	(6,988)	(4,813)	121	582	(12,510)	2,277

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND		GREAT-WEST INTERNATIONAL INDEX FUND
	2020	2019	2020	2019	2020	2019
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$126,529	$42,798	$68,969	$42,147	$46,898	$30,148
Net realized gain (loss) on investments	640,510	234,301	2,089	77,533	(6,953)	4,728
Change in net unrealized appreciation (depreciation) on investments	(137,029)	188,508	291,788	146,152	367,539	59,926

Increase (decrease) in net assets resulting from operations	630,010	465,607	362,846	265,832	407,484	94,802

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	3,040,625	3,346,582	1,128,843	406,395	1,103,857	660,635
Transfers for contract benefits and terminations	(209,175)	(471,573)	(95,085)	(77,693)	(37,700)	(12,855)
Net transfers	1,936,487	2,491,485	977,646	83,485	754,646	780,167
Contract maintenance charges	-		-	(11,271)	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		-		-

Increase (decrease) in net assets resulting from contract transactions	4,767,937	5,366,494	2,011,404	400,916	1,820,803	1,427,947

Total increase (decrease) in net assets	5,397,947	5,832,101	2,374,250	666,748	2,228,287	1,522,749

NET ASSETS:
Beginning of period	7,296,645	1,464,544	2,838,179	2,171,431	1,522,749	0

End of period	$12,694,592	$7,296,645	$5,212,429	$2,838,179	$3,751,036	$1,522,749

CHANGES IN UNITS OUTSTANDING:
Units issued	1,125,461	1,173,025	205,265	108,675	229,968	144,102
Units redeemed	(702,524)	(649,346)	(18,434)	(68,722)	(43,805)	(1,420)

Net increase (decrease)	422,937	523,679	186,163	39,953	186,163	142,682

	(1) For the period of May 14, 2019 to December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND		GREAT-WEST LIFETIME 2015 FUND
	2020	2020	2019	2020	2019
	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$130	$(228)	$(140)	$280	$298
Net realized gain (loss) on investments	66	(31,108)	(6,209)	1,012	1,392
Change in net unrealized appreciation (depreciation) on investments	194	11,620	29,810	700	1,357

Increase (decrease) in net assets resulting from operations	391	(19,717)	23,461	1,992	3,047

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	12,394	-	-	22,933
Transfers for contract benefits and terminations	-	(50,142)		(16,506)
Net transfers	14,442	(80,533)	(35,213)	16
Contract maintenance charges	-	-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-		-

Increase (decrease) in net assets resulting from contract transactions	14,442	(118,281)	(35,213)	(16,490)	22,933

Total increase (decrease) in net assets	14,833	(137,998)	(11,752)	(14,498)	25,980

NET ASSETS:
Beginning of period	0	137,998	149,750	30,813	4,833

End of period	$14,833	$0	$137,998	$16,315	$30,813

CHANGES IN UNITS OUTSTANDING:
Units issued	1,139	2,502	407	0	2,300
Units redeemed	0	(13,114)	(3,237)	(1,460)	0

Net increase (decrease)	1,139	(10,613)	(2,830)	(1,460)	2,300

	(1) For the period December 14, 2020 to December 31, 2020. (2) For the period January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$99,806	$86,454	$12,441	$6,123	$3,903	$1,833
Net realized gain (loss) on investments	165,277	287,515	18,295	34,192	9,664	6,728
Change in net unrealized appreciation (depreciation) on investments	391,355	507,307	61,103	38,682	14,711	9,061

Increase (decrease) in net assets resulting from operations	656,439	881,276	91,839	78,997	28,277	17,622

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	226,617	63,111	20,987	16,731	17,104
Transfers for contract benefits and terminations	(371,279)		(20,000)		-
Net transfers	242	(19,999)	203,504	149,420	91,479	49,697
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		-		-

Increase (decrease) in net assets resulting from contract transactions	(371,037)	206,618	246,615	170,407	108,209	66,801

Total increase (decrease) in net assets	285,402	1,087,894	338,455	249,404	136,486	84,423

NET ASSETS:
Beginning of period	6,560,063	5,472,169	643,177	393,773	151,063	66,640

End of period	6,845,465	$6,560,063	$981,632	$643,177	$287,549	$151,063

CHANGES IN UNITS OUTSTANDING:
Units issued	902	22,006	24,495	16,346	9,521	6,435
Units redeemed	(35,331)	(1,990)	(3,196)	0	0	0

Net increase (decrease)	(34,429)	20,016	21,299	16,346	9,521	6,435

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2035 FUND				GREAT-WEST LIFETIME 2040 FUND				GREAT-WEST LIFETIME 2045 FUND
		2020		2019		2020		2019		2020
								(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	11,224	$	630	$	294	$	247	$	1,124
Net realized gain (loss) on investments		30,969		5,685		938		1,340		3,384
Change in net unrealized appreciation (depreciation) on investments		46,238		7,980		1,323		725		20,417

Increase (decrease) in net assets resulting from operations		88,431		14,295		2,555		2,312		24,925

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		61,052		-		-		17,552		62,367
Transfers for contract benefits and terminations		-				-				-
Net transfers		681,848				(0)				(3)
Contract maintenance charges		-				-				-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		-				-				-

Increase (decrease) in net assets resulting from contract transactions		742,900		0		(0)		17,552		62,364

Total increase (decrease) in net assets		831,330		14,295		2,555		19,864		87,289

NET ASSETS:
Beginning of period		81,163		66,868		19,864		0		0

End of period		912,493	$	81,163	$	22,419	$	19,864		87,289

CHANGES IN UNITS OUTSTANDING:
Units issued		65,218						1,771		6,884
Units redeemed

Net increase (decrease)		65,218		0		0		1,771		6,884

		(1) For the period February 6, 2019 to December 31, 2019. (2) For the period of April 22, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST MID CAP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$854	$688	$1,047	$145	$47	$(1,148)
Net realized gain (loss) on investments	2,615	3,589	3,583	1,560	(17,835)	(6,318)
Change in net unrealized appreciation (depreciation) on investments	3,651	6,073	17,702	2,386	250	53,046

Increase (decrease) in net assets resulting from operations	7,120	10,350	22,332	4,091	(17,538)	45,580

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	56,694	-	-	3,757
Transfers for contract benefits and terminations	-		-		(3,102)	(13,995)
Net transfers	(51)	(65)	(4)	1	(113,487)	(9,134)
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		-		-

Increase (decrease) in net assets resulting from contract transactions	(51)	(65)	56,691	1	(116,590)	(19,372)

Total increase (decrease) in net assets	7,069	10,285	79,023	4,092	(134,127)	26,208

NET ASSETS:
Beginning of period	52,761	42,476	21,077	16,985	263,106	236,898

End of period	59,830	$52,761	$100,100	$21,077	$128,979	$263,106

CHANGES IN UNITS OUTSTANDING:
Units issued	38	331	6,026	0	3,320	1,092
Units redeemed	(38)	(331)	0	0	(12,902)	(2,576)

Net increase (decrease)	0	0	6,026	0	(9,582)	(1,484)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$79,799	$63,437	$53,460	$13,106	$31,611	$28,678
Net realized gain (loss) on investments	75,540	290,099	124,011	93,749	5,400	84,837
Change in net unrealized appreciation (depreciation) on investments	778,757	232,183	280,761	13,040	353,095	11,252

Increase (decrease) in net assets resulting from operations	934,096	585,719	458,232	119,895	390,106	124,767

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	2,947,686	2,724,361	1,558,764	1,213,473	1,640,693	2,215,086
Transfers for contract benefits and terminations	(651,885)	(81,713)	(38,025)	(8,111)	(292,306)	(584,072)
Net transfers	307,980	(15,845)	446,826	4,873	709,219	815,709
Contract maintenance charges	-	(15,535)	-		-	(7,627)
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		-		-

Increase (decrease) in net assets resulting from contract transactions	2,603,781	2,611,268	1,967,565	1,210,235	2,057,606	2,439,096

Total increase (decrease) in net assets	3,537,877	3,196,987	2,425,797	1,330,130	2,447,712	2,563,863

NET ASSETS:
Beginning of period	6,256,068	3,059,081	1,551,818	221,688	2,786,946	223,083

End of period	$9,793,945	$6,256,068	$3,977,615	$1,551,818	$5,234,658	$2,786,946

CHANGES IN UNITS OUTSTANDING:
Units issued	301,568	330,605	229,632	117,078	229,664	289,956
Units redeemed	(63,863)	(85,975)	(46,124)	(844)	(43,247)	(56,556)

Net increase (decrease)	237,706	244,630	183,508	116,234	186,417	233,400

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI-SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST SECURE- FOUNDATION® BALANCED FUND
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$178,264	$49,743	$2,344	$(587)	$2,978,602	$2,360,804
Net realized gain (loss) on investments	127,913	65,394	(26,891)	9,954	7,298,037	9,938,427
Change in net unrealized appreciation (depreciation) on investments	238,957	423,320	(5,370)	(1,452)	13,138,106	15,557,428

Increase (decrease) in net assets resulting from operations	545,134	538,457	(29,917)	7,915	23,414,745	27,856,659

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	814,356	1,636,520	20,687	-	7,731,839	11,285,617
Transfers for contract benefits and terminations	(665,825)	(248,199)	(2,581)		(13,256,693)	(13,509,162)
Net transfers	(699,415)	800,447	(62,370)	231,072	(3,710,604)	(496,116)
Contract maintenance charges	-		-		-	(1,784,329)
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		-		39,595	(34,372)

Increase (decrease) in net assets resulting from contract transactions	(550,884)	2,188,768	(44,263)	231,072	(9,195,862)	(4,538,362)

Total increase (decrease) in net assets	(5,749)	2,727,225	(74,181)	238,987	14,218,883	23,318,297

NET ASSETS:
Beginning of period	6,942,583	4,215,358	238,987	0	188,536,635	165,218,338

End of period	$6,936,834	$6,942,583	$164,806	$238,987	$202,755,518	$188,536,635

CHANGES IN UNITS OUTSTANDING:
Units issued	218,891	349,283	11,921	27,130	678,293	1,034,091
Units redeemed	(265,714)	(156,624)	(16,776)	(4,527)	(1,377,759)	(1,387,315)

Net increase (decrease)	(46,823)	192,659	(4,855)	22,603	(699,466)	(353,224)

	(1) For the period August 1, 2019 to December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO OPPENHEIMER V.I. GLOBAL FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
	2020	2020	2019	2020	2019	2020		2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$0	$(7,575)	$(7,406)	$49,715	$47,509	$59,195	$	54,947
Net realized gain (loss) on investments	132	65,796	44,322	1,643,363	5,190,816	152,448		550,995
Change in net unrealized appreciation (depreciation) on investments	16,534	343,772	273,432	5,888,476	2,678,740	2,362,758		2,847,385

Increase (decrease) in net assets resulting from operations	16,665	401,993	310,348	7,581,554	7,917,065	2,574,401		3,453,327

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	67,513	256,468	329,725	245,884	9,112		133,182
Transfers for contract benefits and terminations	-	(13,937)	(3,522)	(1,685,659)	(1,121,473)	(428,610)		(944,188)
Net transfers	98,913	71,656	47,324	(1,400,009)	(2,630,630)	(1,330,399)		(972,626)
Contract maintenance charges	-	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-		17,239	(1,492)	(3,406)		(19,561)

Increase (decrease) in net assets resulting from contract transactions	98,913	125,231	300,270	(2,738,704)	(3,507,711)	(1,753,302)		(1,803,193)

Total increase (decrease) in net assets	115,578	527,225	610,618	4,842,850	4,409,354	821,098		1,650,134

NET ASSETS:
Beginning of period	0	1,582,668	972,050	31,577,630	27,168,276	14,739,888		13,089,754

End of period	$115,578	$2,109,893	$1,582,668	$36,420,480	$31,577,630	$15,560,986	$	14,739,888

CHANGES IN UNITS OUTSTANDING:
Units issued	10,177	18,295	43,637	96,158	57,754	20,235		36,525
Units redeemed	(213)	(9,359)	(21,618)	(177,047)	(175,763)	(129,994)		(148,506)

Net increase (decrease)	9,964	8,936	22,019	(80,889)	(118,009)	(109,759)		(111,981)

	(1) For the period October 23, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,443	$(8,872)	$81,685	$69,537	$20,200	$2,683
Net realized gain (loss) on investments	(109,968)	(7,180)	(361,356)	589,571	808,443	473,106
Change in net unrealized appreciation (depreciation) on investments	582,583	486,136	126,410	514,196	(472,843)	298,487

Increase (decrease) in net assets resulting from operations	476,058	470,084	(153,261)	1,173,304	355,800	774,276

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	53,180	26,397	37,468	31,694	-	-
Transfers for contract benefits and terminations	(33,617)	(144,669)	(317,059)	(529,907)	(205,247)	(229,196)
Net transfers	(93,091)	(1,148,725)	(61,852)	(288,218)	(224,178)	(57,515)
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(91)		(142)	(291)	(14,421)	4,948

Increase (decrease) in net assets resulting from contract transactions	(73,620)	(1,266,997)	(341,584)	(786,722)	(443,847)	(281,763)

Total increase (decrease) in net assets	402,438	(796,913)	(494,846)	386,582	(88,047)	492,513

NET ASSETS:
Beginning of period	1,961,170	2,758,083	5,534,108	5,147,526	3,370,590	2,878,097

End of period	$2,363,608	$1,961,170	$5,039,262	$5,534,108	$3,282,543	$3,370,610

CHANGES IN UNITS OUTSTANDING:
Units issued	66,441	14,297	66,488	18,648	0
Units redeemed	(64,974)	(112,498)	(93,662)	(57,773)	(11,161)	(7,840)

Net increase (decrease)	1,467	(98,201)	(27,174)	(39,125)	(11,161)	(7,840)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$131,214	$111,671	$186,879	$501,921	$232,148	$116,000
Net realized gain (loss) on investments	(803,199)	529,776	(392,464)	28,737	430,436	957,857
Change in net unrealized appreciation (depreciation) on investments	456,933	1,635,376	206,745	151,742	906,797	2,138,864

Increase (decrease) in net assets resulting from operations	(215,052)	2,276,823	1,159	682,400	1,569,381	3,212,721

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	21,046	288,539	538,458	146,426	8,462	316,336
Transfers for contract benefits and terminations	(732,848)	(589,805)	(358,794)	(270,692)	(392,085)	(308,625)
Net transfers	(788,885)	(1,368,144)	(5,765,092)	4,672,904	(1,748,366)	398,611
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(7,964)	(42,385)	(10,264)	309	21,790	(21,694)

Increase (decrease) in net assets resulting from contract transactions	(1,508,651)	(1,711,795)	(5,595,692)	4,548,947	(2,110,199)	384,628

Total increase (decrease) in net assets	(1,723,702)	565,028	(5,594,533)	5,231,347	(540,818)	3,597,349

NET ASSETS:
Beginning of period	10,481,549	9,916,521	9,672,363	4,441,016	15,181,037	11,583,688

End of period	$8,757,847	$10,481,549	$4,077,830	$9,672,363	$14,640,219	$15,181,037

CHANGES IN UNITS OUTSTANDING:
Units issued	38,648	40,231	112,818	502,571	59,753	125,458
Units redeemed	(131,359)	(125,729)	(566,585)	(88,042)	(204,787)	(91,416)

Net increase (decrease)	(92,711)	(85,498)	(453,767)	414,529	(145,034)	34,042

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,111	$(4,680)	$(3,797)	$(18,056)	$(28,007)	$(28,373)
Net realized gain (loss) on investments	206,881	186,962	66,719	282,872	1,322,345	494,734
Change in net unrealized appreciation (depreciation) on investments	(105,601)	233,634	481,947	290,114	667,726	630,519

Increase (decrease) in net assets resulting from operations	102,391	415,916	544,868	554,930	1,962,064	1,096,880

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	1,600	-	-
Transfers for contract benefits and terminations	(76,584)		(157,605)	(104,701)	(218,864)	(195,345)
Net transfers	(370,499)	(114,115)	(264,592)	97,600	(738,238)	108,345
Contract maintenance charges	-	(17,914)	-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(20)	(512)	(1,073)	(5,737)	(1,355)	2,742

Increase (decrease) in net assets resulting from contract transactions	(447,103)	(132,541)	(423,270)	(11,238)	(958,457)	(84,258)

Total increase (decrease) in net assets	(344,712)	283,375	121,598	543,692	1,003,606	1,012,622

NET ASSETS:
Beginning of period	2,040,228	1,756,853	2,770,455	2,226,763	4,354,499	3,341,877

End of period	$1,695,516	$2,040,228	$2,892,053	$2,770,455	$5,358,105	$4,354,499

CHANGES IN UNITS OUTSTANDING:
Units issued	1	867	33,779	16,007	154,713	28,606
Units redeemed	(18,662)	(7,567)	(61,140)	(19,661)	(206,886)	(47,120)

Net increase (decrease)	(18,661)	(6,700)	(27,361)	(3,654)	(52,173)	(18,514)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$40,461	$27,299	$325,350	$210,151	$2,094,965	$1,096,956
Net realized gain (loss) on investments	(366,625)	175,422	707,931	952,070	4,556,705	5,488,530
Change in net unrealized appreciation (depreciation) on investments	231,804	248,035	1,100,491	2,088,455	10,626,860	15,100,706

Increase (decrease) in net assets resulting from operations	(94,361)	450,756	2,133,772	3,250,676	17,278,530	21,686,192

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	240	142,522	600,722	157,143	11,046,599	14,534,263
Transfers for contract benefits and terminations	(352,617)	(189,698)	(1,380,077)	(1,413,007)	(5,459,139)	(4,978,891)
Net transfers	(429,472)	(100,671)	(554,819)	25,817	(6,578,005)	959,393
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		5,854	1,055	46,360	(119,940)

Increase (decrease) in net assets resulting from contract transactions	(781,850)	(147,847)	(1,328,320)	(1,228,992)	(944,185)	10,394,825

Total increase (decrease) in net assets	(876,210)	302,909	805,452	2,021,684	16,334,345	32,081,017

NET ASSETS:
Beginning of period	2,859,925	2,556,986	17,217,940	15,196,256	130,851,150	98,770,133

End of period	$1,983,715	$2,859,895	$18,023,392	$17,217,940	147,185,495	$130,851,150

CHANGES IN UNITS OUTSTANDING:
Units issued	4,292	29,147	57,192	67,716	926,670	1,504,168
Units redeemed	(97,873)	(43,812)	(116,238)	(136,605)	(834,133)	(689,724)

Net increase (decrease)	(93,581)	(14,665)	(59,046)	(68,889)	92,537	814,444

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$514,191	$530,755	$793,181	$828,625	$33,514	$29,438
Net realized gain (loss) on investments	104,438	(22,498)	365,465	(151,444)	965,640	1,234,146
Change in net unrealized appreciation (depreciation) on investments	1,369,698	1,179,581	2,779,759	2,525,059	1,318,870	1,620,199

Increase (decrease) in net assets resulting from operations	1,988,327	1,687,838	3,938,405	3,202,240	2,318,024	2,883,783

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	482,501	691,912	67,255	126,592	250,297	554,560
Transfers for contract benefits and terminations	(1,178,368)	(1,220,142)	(2,345,785)	(2,699,811)	(407,734)	(429,792)
Net transfers	1,970,105	(514,150)	957,711	869,428	(383,674)	(373,685)
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	21,352	(84,914)	24,089	(16,834)	6,462	(30,382)

Increase (decrease) in net assets resulting from contract transactions	1,295,589	(1,127,294)	(1,296,730)	(1,720,625)	(534,649)	(279,299)

Total increase (decrease) in net assets	3,283,916	560,544	2,641,675	1,481,615	1,783,374	2,604,484

NET ASSETS:
Beginning of period	20,398,208	19,837,664	40,403,722	38,922,107	13,031,508	10,427,024

End of period	$23,682,124	$20,398,208	$43,045,397	$40,403,722	$14,814,882	$13,031,508

CHANGES IN UNITS OUTSTANDING:
Units issued	429,915	127,421	571,679	317,283	37,660	94,624
Units redeemed	(287,643)	(171,788)	(635,934)	(443,776)	(58,869)	(78,442)

Net increase (decrease)	142,272	(44,367)	(64,255)	(126,493)	(21,209)	16,182

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES			JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO INSTITUITIONAL SHARES				JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES
	2020	2019		2020		2019		2020		2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54,067)	$(22,353)	$	(3,379)	$	(206)	$	21,003	$	31,889
Net realized gain (loss) on investments	3,090,391	792,380		107,889		33,155		(106,914)		(164,551)
Change in net unrealized appreciation (depreciation) on investments	1,951,344	1,965,791		293,685		76,673		531,264		820,804

Increase (decrease) in net assets resulting from operations	4,987,668	2,735,818		398,195		109,622		445,353		688,142

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	1,622,408	480,249		65,430		86,460		-
Transfers for contract benefits and terminations	(247,502)	(89,337)		(28,555)		(51,257)		(105,491)		(120,630)
Net transfers	2,035,244	(816,834)		892,858		(82,576)		(139,831)		(113,839)
Contract maintenance charges	-			-				-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-			-				4,029		(1,863)

Increase (decrease) in net assets resulting from contract transactions	3,410,149	(425,922)		929,733		(47,373)		(241,293)		(236,332)

Total increase (decrease) in net assets	8,397,817	2,309,896		1,327,928		62,249		204,059		451,810

NET ASSETS:
Beginning of period	9,258,920	6,949,024		305,742		243,493		3,227,584		2,775,774

End of period	17,656,737	$9,258,920	$	1,633,670	$	305,742	$	3,431,643	$	3,227,584

CHANGES IN UNITS OUTSTANDING:
Units issued	519,835	237,263		34,123		7,433		0		346
Units redeemed	(422,239)	(264,097)		(4,852)		(9,174)		(9,047)		(9,549)

Net increase (decrease)	97,595	(26,834)		29,271		(1,741)		(9,047)		(9,203)

	(1) Fund name changed from Janus Henderson VIT Global Technology Portfolio Service Shares.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO
	2020	2019	2020	2019	2020
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,434	$11,867	$(6,504)	$(30,404)	$(44)
Net realized gain (loss) on investments	(318)	95,426	1,015,389	1,130,301	(219)
Change in net unrealized appreciation (depreciation) on investments	170,811	188,412	1,479,645	1,122,337	3,253

Increase (decrease) in net assets resulting from operations	178,927	295,705	2,488,531	2,222,234	2,991

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	2,975	5,533	-		268,099
Transfers for contract benefits and terminations	(29,768)	(221,309)	(357,226)	(636,480)	-
Net transfers	426,488	(198,920)	(248,941)	(139,755)	107,246
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	6,085	(1,531)	(4,911)	(26,870)	-

Increase (decrease) in net assets resulting from contract transactions	405,780	(416,227)	(611,078)	(803,105)	375,345

Total increase (decrease) in net assets	584,707	(120,522)	1,877,452	1,419,129	378,336

NET ASSETS:
Beginning of period	1,134,825	1,255,347	8,224,204	6,805,075

End of period	1,719,532	$1,134,825	$10,101,656	$8,224,204	$378,336

CHANGES IN UNITS OUTSTANDING:
Units issued	59,783	19,627			37,935
Units redeemed	(26,077)	(60,334)	(11,197)	(18,760)	(1,450)

Net increase (decrease)	33,706	(40,707)	(11,197)	(18,760)	36,485

	(1) For the period September 2, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO
	2020	2019	2020	2019	2020
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,969	$(7,543)	$247,536	$26,719	$42,075
Net realized gain (loss) on investments	(137,166)	323,165	(261,175)	(125,416)	4,461
Change in net unrealized appreciation (depreciation) on investments	445,209	288,419	(295,172)	2,239,153	(19,242)

Increase (decrease) in net assets resulting from operations	321,012	604,041	(308,811)	2,140,456	27,294

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	22,377	43,502	178,124	359,482	680,033
Transfers for contract benefits and terminations	(41,015)	(428,912)	(495,881)	(596,007)	(11,365)
Net transfers	(358,732)	224,289	(664,613)	222,679	873,223
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(114)	(1,362)	910	(23,556)	-

Increase (decrease) in net assets resulting from contract transactions	(377,485)	(162,483)	(981,460)	(37,402)	1,541,892

Total increase (decrease) in net assets	(56,473)	441,558	(1,290,271)	2,103,054	1,569,186

NET ASSETS:
Beginning of period	3,094,387	2,652,829	14,627,527	12,524,473

End of period	$3,037,914	$3,094,387	$13,337,256	$14,627,527	$1,569,186

CHANGES IN UNITS OUTSTANDING:
Units issued	34,568	21,386	165,818	153,771	175,469
Units redeemed	(39,352)	(23,396)	(228,797)	(150,016)	(26,761)

Net increase (decrease)	(4,784)	(2,010)	(62,979)	3,755	148,708

	(1) For the period May 6, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II CORE EQUITY PORTFOLIO	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
	2020	2019	2020	2020	2019
			(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(128,092)	$(172,746)	$0	$7,402	$261
Net realized gain (loss) on investments	1,510,462	1,506,652	(48)	10,823	5,068
Change in net unrealized appreciation (depreciation) on investments	5,312,213	5,216,792	6,335	109,982	8,764

Increase (decrease) in net assets resulting from operations	6,694,584	6,550,698	6,287	128,206	14,093

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	56,117	154,290	46,186	377,852	24,907
Transfers for contract benefits and terminations	(1,122,732)	(1,371,241)	-	(1,619)	-
Net transfers	(1,743,665)	163,052	-	259,729	129,252
Contract maintenance charges	-		-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	22,326	(16,988)	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(2,787,954)	(1,070,887)	46,186	635,961	154,159

Total increase (decrease) in net assets	3,906,630	5,479,811	52,472	764,167	168,252

NET ASSETS:
Beginning of period	24,580,190	19,100,379	0	168,252	0

End of period	$28,486,820	$24,580,190	$52,472	$932,419	$168,252

CHANGES IN UNITS OUTSTANDING:
Units issued	82,493	80,334	4,063	63,526	16,299
Units redeemed	(165,813)	(74,306)	-	(4,626)	(847)

Net increase (decrease)	(83,320)	6,028	4,063	58,900	15,452

	(1) For the period November 2, 2020 to December 31, 2020. (2) For the period June 4, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$109,413	$294,649	$431	$144	$4,528	$3,122
Net realized gain (loss) on investments	2,324,189	2,384,926	(2,107)	5,803	19,263	37,723
Change in net unrealized appreciation (depreciation) on investments	4,900,499	5,669,669	15,696	(3,236)	(409)	76,204

Increase (decrease) in net assets resulting from operations	7,334,102	8,349,244	14,020	2,711	23,382	117,049

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	952,463	854,657	9,173	11,582	42,648	106,645
Transfers for contract benefits and terminations	(1,320,862)	(1,795,915)	-	-	(3,449)	(448)
Net transfers	(2,451,718)	(1,761,196)	45,279	27,087	28,389	(26,461)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	6,367	(1,703)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(2,813,750)	(2,704,157)	54,451	38,669	67,588	79,736

Total increase (decrease) in net assets	4,520,352	5,645,087	68,471	41,380	90,970	196,785

NET ASSETS:
Beginning of period	40,434,280	34,789,193	41,380		563,421	366,636

End of period	$44,954,632	$40,434,280	$109,851	$41,380	$654,391	$563,421

CHANGES IN UNITS OUTSTANDING:
Units issued	181,790	133,020	9,671	3,952	6,976	10,262
Units redeemed	(264,849)	(228,624)	(3,306)		(1,348)	(3,432)

Net increase (decrease)	(83,059)	(95,604)	6,365	3,952	5,627	6,830

	(1) For the period July 2, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT UTILITIES SERIES		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$105,832	$250,137	$75,584	$51,896	$1,205	$(3,985)
Net realized gain (loss) on investments	383,649	338,497	(12,487)	254,770	(48,180)	93,864
Change in net unrealized appreciation (depreciation) on investments	(273,107)	817,161	(941,854)	509,600	23,455	20,485

Increase (decrease) in net assets resulting from operations	216,375	1,405,795	(878,757)	816,266	(23,520)	110,364

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	1,276,370	128,050	163	870	12,517	1,110
Transfers for contract benefits and terminations	(215,708)	(307,567)	(184,541)	(479,113)	(39,374)	(129,766)
Net transfers	(2,463,877)	1,178,386	(249,930)	(96,992)	(44,499)	(110,588)
Contract maintenance charges	-	-	-		-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	2,986	(4,407)	(5,268)	(16,900)	808	(1,635)

Increase (decrease) in net assets resulting from contract transactions	(1,400,230)	994,462	(439,577)	(592,135)	(70,547)	(240,879)

Total increase (decrease) in net assets	(1,183,855)	2,400,257	(1,318,334)	224,131	(94,067)	(130,515)

NET ASSETS:
Beginning of period	7,837,254	5,436,997	4,970,832	4,746,701	660,054	790,569

End of period	$6,653,399	$7,837,254	$3,652,498	$4,970,832	$565,987	$660,054

CHANGES IN UNITS OUTSTANDING:
Units issued	177,101	202,498	6,013	14,034	6,622	17,969
Units redeemed	(261,347)	(130,534)	(15,986)	(24,563)	(11,298)	(31,665)

Net increase (decrease)	(84,246)	71,964	(9,973)	(10,529)	(4,676)	(13,696)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT MID CAP INDEX FUND		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$154	$(1,110)	$81,222	$86,367	$63,593	$49,944
Net realized gain (loss) on investments	35,816	35,878	(838,285)	3,153,543	(201,434)	(22,988)
Change in net unrealized appreciation (depreciation) on investments	77,660	90,195	2,273,614	1,215,919	97,337	101,256

Increase (decrease) in net assets resulting from operations	113,629	124,963	1,516,552	4,455,829	(40,504)	128,212

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	9,079	616,352	359,027	23,247	68,598
Transfers for contract benefits and terminations	(1,584)	(6,133)	(705,892)	(1,073,252)	(177,654)	(47,100)
Net transfers	(52,768)	48,505	(3,546,381)	249,729	45,934	74,764
Contract maintenance charges	-	-	-		-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	36,443	(66,037)	(28)

Increase (decrease) in net assets resulting from contract transactions	(54,352)	51,451	(3,599,478)	(530,533)	(108,502)	96,262

Total increase (decrease) in net assets	59,277	176,414	(2,082,926)	3,925,296	(149,005)	224,474

NET ASSETS:
Beginning of period	660,813	484,399	22,392,339	18,467,043	1,390,399	1,165,925

End of period	$720,090	$660,813	$20,309,413	$22,392,339	$1,241,394	$1,390,399

CHANGES IN UNITS OUTSTANDING:
Units issued	435	5,187	110,429	86,436	76,441	35,457
Units redeemed	(4,164)	(1,364)	(218,409)	(86,616)	(102,476)	(19,026)

Net increase (decrease)	(3,729)	3,823	(107,980)	(180)	(26,035)	16,431

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,227	$24,142	$1,375,299	$1,348,058	$535,088	$1,643,912
Net realized gain (loss) on investments	5,164	(2,950)	(492,253)	51,789	(346,377)	(498,993)
Change in net unrealized appreciation (depreciation) on investments	20,650	60,581	616,895	2,491,708	1,571,303	1,431,327

Increase (decrease) in net assets resulting from operations	54,041	81,773	1,499,940	3,891,555	1,760,015	2,576,246

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	71,934	101,980	1,240,085	1,028,699	1,897,139	2,666,192
Transfers for contract benefits and terminations	(25,231)	(49,482)	(2,113,653)	(1,948,654)	(5,804,993)	(4,812,750)
Net transfers	143,883	(148,519)	1,328,988	2,671,240	(646,180)	2,480,906
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	(145,624)	(32,738)	(32,276)	19,637

Increase (decrease) in net assets resulting from contract transactions	190,586	(96,021)	309,796	1,718,547	(4,586,310)	353,985

Total increase (decrease) in net assets	244,628	(14,248)	1,809,737	5,610,102	(2,826,295)	2,930,231

NET ASSETS:
Beginning of period	569,169	583,417	32,437,605	26,827,503	81,066,458	78,136,227

End of period	$813,797	$569,169	$34,247,342	$32,437,605	$78,240,163	$81,066,458

CHANGES IN UNITS OUTSTANDING:
Units issued	30,721	19,274	838,091	987,669	964,220	1,029,578
Units redeemed	(13,061)	(27,932)	(627,863)	(879,155)	(1,302,330)	(986,981)

Net increase (decrease)	17,660	(8,658)	210,228	108,514	(338,110)	42,597

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER BOND VCT PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$35,599	$31,142	$2,336,411	$2,998,452	$34,763	$24,513
Net realized gain (loss) on investments	34,223	(47)	1,628,195	(713,289)	3,344	2,617
Change in net unrealized appreciation (depreciation) on investments	283,160	170,774	6,731,850	7,004,937	66,582	38,534

Increase (decrease) in net assets resulting from operations	352,982	201,869	10,696,455	9,290,100	104,689	65,664

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	112,058	506,221	2,905,045	7,699,627	26,376	444,521
Transfers for contract benefits and terminations	(141,965)	(24,115)	(8,592,199)	(7,615,562)	(90,157)
Net transfers	130,432	(6,749)	7,235,190	7,979,328	97,130	687,211
Contract maintenance charges	-	-	-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	3,123	(4,746)	28,160	(115,383)	-

Increase (decrease) in net assets resulting from contract transactions	103,648	470,611	1,576,196	7,948,010	33,349	1,131,732

Total increase (decrease) in net assets	456,630	672,480	12,272,651	17,238,110	138,037	1,197,396

NET ASSETS:
Beginning of period	3,059,127	2,386,647	137,171,847	119,933,737	1,297,333	99,937

End of period	$3,515,757	$3,059,127	$149,444,498	$137,171,847	$1,435,370	$1,297,333

CHANGES IN UNITS OUTSTANDING:
Units issued	54,868	81,782	1,510,685	1,668,077	14,481	115,366
Units redeemed	(45,449)	(37,384)	(1,382,519)	(920,742)	(11,715)	(6,562)

Net increase (decrease)	9,419	44,398	128,166	747,335	2,766	108,804

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,486	$14,154	$4,859	$4,680	$(41,660)	$(60,217)
Net realized gain (loss) on investments	(61,352)	321,800	(18,174)	62,042	613,135	1,033,022
Change in net unrealized appreciation (depreciation) on investments	894,184	689,467	4,528	274,479	1,899,587	1,004,748

Increase (decrease) in net assets resulting from operations	842,319	1,025,421	(8,786)	341,201	2,471,062	1,977,553

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	10,228	193,644	185	270	143,757	8,783
Transfers for contract benefits and terminations	(385,287)	(325,953)	(46,669)	(23,688)	(844,568)	(508,276)
Net transfers	150,665	1,229,006	(142,376)	(173,698)	(69,794)	(388,010)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	956	1,781	326	697	(6,829)	(882)

Increase (decrease) in net assets resulting from contract transactions	(223,438)	1,098,478	(188,534)	(196,419)	(777,433)	(888,385)

Total increase (decrease) in net assets	618,881	2,123,899	(197,320)	144,782	1,693,629	1,089,168

NET ASSETS:
Beginning of period	5,050,725	5,050,725	1,447,727	1,302,945	7,306,649	6,217,481

End of period	$5,669,606	$7,174,624	$1,250,407	$1,447,727	$9,000,278	$7,306,649

CHANGES IN UNITS OUTSTANDING:
Units issued	176,141	115,123	745	2,589	42,520	32,337
Units redeemed	(197,663)	(42,587)	(11,492)	(15,579)	(57,377)	(72,407)

Net increase (decrease)	(21,522)	72,536	(10,747)	(12,990)	(14,857)	(40,070)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,700)	$(11,140)	$(2,249)	$(4,029)	$165,960	$158,558
Net realized gain (loss) on investments	74,358	17,227	(97,819)	(44,727)	565,224	1,260,193
Change in net unrealized appreciation (depreciation) on investments	330,145	338,388	123,867	109,855	(550,743)	2,133,115

				61,099		3,551,866
Increase (decrease) in net assets resulting from operations	395,804	344,475	23,800	61,099	180,442	3,551,866

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	154,591	476,679
Transfers for contract benefits and terminations	(55,944)	(26,460)	(7,413)	(2,717)	(657,574)	(375,546)
Net transfers	(72,569)	(61,446)	(104,685)	(115,096)	(2,043,497)	1,617,392
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	1,612	125	-	(309)	5,608	(16,930)

Increase (decrease) in net assets resulting from contract transactions	(126,902)	(87,781)	(112,098)	(118,122)	(2,540,872)	1,701,595

Total increase (decrease) in net assets	268,901	256,694	(88,298)	(57,023)	(2,360,430)	5,253,461

NET ASSETS:
Beginning of period	1,558,813	1,302,119	572,926	629,949	16,812,515	11,559,054

End of period	$1,827,714	$1,558,813	$484,628	$572,926	14,452,085	$16,812,515

CHANGES IN UNITS OUTSTANDING:
Units issued	598	50	0	0	94,568	194,084
Units redeemed	(4,493)	(3,484)	(14,755)	(15,430)	(265,658)	(69,047)

Net increase (decrease)	(3,895)	(3,434)	(14,755)	(15,430)	(171,090)	125,037

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,861	$9,777	$(4,130)	$(33,320)	$287,613	$106,989
Net realized gain (loss) on investments	8,982	(1,498)	138,072	9,487	280,116	46,698
Change in net unrealized appreciation (depreciation) on investments	70,520	132,820	445,968	1,153,162	(236,345)	500,476

Increase (decrease) in net assets resulting from operations	92,363	141,099	579,910	1,129,329	331,385	654,163

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	23,496	12,579	713,496	1,620,762
Transfers for contract benefits and terminations	(41,751)	(35,708)	(338,307)	(157,499)	(224,757)	(31,593)
Net transfers	673	(220,457)	(394,274)	(461,796)	(3,578,299)	3,192,569
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	5,085	(1,158)	-	-

Increase (decrease) in net assets resulting from contract transactions	(41,078)	(256,165)	(704,000)	(607,874)	(3,089,560)	4,781,738

Total increase (decrease) in net assets	51,285	(115,066)	(124,090)	521,455	(2,758,175)	5,435,901

NET ASSETS:
Beginning of period	838,257	953,323	4,690,470	4,169,015	9,413,705	3,977,804

End of period	$889,542	$838,257	$4,566,380	$4,690,470	$6,655,530	$9,413,705

CHANGES IN UNITS OUTSTANDING:
Units issued	433	272	59,172	4,889	135,327	491,572
Units redeemed	(3,655)	(21,070)	(87,742)	(33,028)	(403,865)	(59,563)

Net increase (decrease)	(3,222)	(20,798)	(28,570)	(28,139)	(268,538)	432,009

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$17,159	$12,719	$17,949	$18,594	$526,000	$90,355
Net realized gain (loss) on investments	7,422	3,389	174	37,039	(285,983)	2,706
Change in net unrealized appreciation (depreciation) on investments	138,211	252,478	70,524	96,686	(581,803)	621,401

Increase (decrease) in net assets resulting from operations	162,792	268,586	88,647	152,319	(341,787)	714,462

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	73,743	150,756	25,168	101,888	26,113	141,507
Transfers for contract benefits and terminations	(39,813)	(113,196)	(30,856)	(14,862)	(461,144)	(164,153)
Net transfers	(23,623)	21,401	211,721	(143,688)	(1,072,264)	105,692
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	-	-	92	(6,710)

Increase (decrease) in net assets resulting from contract transactions	10,307	58,961	206,032	(56,662)	(1,507,203)	76,336

Total increase (decrease) in net assets	173,098	327,547	294,679	95,657	(1,848,990)	790,798

NET ASSETS:
Beginning of period	1,363,510	1,035,963	907,509	811,852	6,460,246	5,669,448

End of period	$1,536,608	$1,363,510	$1,202,188	$907,509	$4,611,256	$6,460,246

CHANGES IN UNITS OUTSTANDING:
Units issued	11,224	23,588	33,139	20,838	434,169	96,548
Units redeemed	(10,193)	(18,025)	(10,250)	(26,720)	(582,718)	(83,974)

Net increase (decrease)	1,031	5,563	22,889	(5,882)	(148,529)	12,574

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT MULTI-CAP CORE FUND		PUTNAM VT SMALL CAP VALUE FUND		ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,754	$5,584	$202	$74	$7,196	$(10,656)
Net realized gain (loss) on investments	53,011	85,432	(4,346)	(2,440)	(190,840)	212,776
Change in net unrealized appreciation (depreciation) on investments	116,473	136,497	11,639	8,539	(128,732)	325,862

Increase (decrease) in net assets resulting from operations	177,238	227,513	7,496	6,173	(312,376)	527,982

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	480	-	-
Transfers for contract benefits and terminations	(72,861)	(57,094)	(236)	-	(162,527)	(66,119)
Net transfers	60,890	105,920	95,923	486	(44,083)	(176,522)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	-	-	249	(3,812)

Increase (decrease) in net assets resulting from contract transactions	(11,971)	48,826	95,687	966	(206,361)	(246,453)

Total increase (decrease) in net assets	165,267	276,339	103,183	7,139	(518,737)	281,529

NET ASSETS:
Beginning of period	1,027,848	751,509	31,639	24,500	3,373,295	3,091,766

End of period	$1,193,115	$1,027,848	$134,822	$31,639	$2,854,558	$3,373,295

CHANGES IN UNITS OUTSTANDING:
Units issued	19,505	9,973	8,408	719	3,519	2,301
Units redeemed	(19,796)	(7,515)	(555)	(610)	(14,282)	(11,905)

Net increase (decrease)	(291)	2,458	7,854	109	(10,764)	(9,604)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(471,563)	$1,507,561	$2,632,463	$4,271,770	$82,629	$55,174
Net realized gain (loss) on investments	(290,048)	-	27,063,048	24,803,306	58,673	54,619
Change in net unrealized appreciation (depreciation) on investments	(3,616)	-	45,179,922	70,779,986	256,649	546,751

Increase (decrease) in net assets resulting from operations	(765,227)	1,507,561	74,875,433	99,855,062	397,951	656,544

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	35,313,681	35,858,170	33,358,968	34,949,466	123,429	1,030,299
Transfers for contract benefits and terminations	(39,174,284)	(18,647,228)	(17,008,815)	(18,286,511)	(123,021)	(81,693)
Net transfers	38,380,446	(8,084,144)	(17,184,271)	215,127	(898,939)	724,683
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	132,382	96,895	(458,342)	(252,206)	-	-

Increase (decrease) in net assets resulting from contract transactions	34,652,225	9,223,865	(1,292,460)	16,625,876	(898,531)	1,673,289

Total increase (decrease) in net assets	33,886,998	10,731,426	73,582,973	116,480,938	(500,579)	2,329,833

NET ASSETS:
Beginning of period	134,757,859	124,026,433	438,290,353	321,809,415	6,873,418	4,543,585

End of period	$168,644,857	$134,757,859	$511,873,326	$438,290,353	$6,372,839	$6,873,418

CHANGES IN UNITS OUTSTANDING:
Units issued	17,461,004	11,906,307	3,313,009	3,573,600	63,603	199,510
Units redeemed	(14,110,999)	(11,017,803)	(2,836,797)	(2,002,774)	(142,759)	(57,580)

Net increase (decrease)	(3,350,005)	888,504	476,212	1,570,826	79,156	141,930

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO			SCHWAB VIT GROWTH PORTFOLIO				T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
	2020	2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$113,404	$70,260	$	68,694	$	36,972	$	(5,238)	$	(5,023)
Net realized gain (loss) on investments	250,296	90,064		47,623		19,616		90,900		(70,807)
Change in net unrealized appreciation (depreciation) on investments	213,680	739,167		378,083		474,486		291,652		301,463

Increase (decrease) in net assets resulting from operations	577,380	899,491		494,401		531,074		377,313		225,633

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	227,918	2,264,233		-		41,154		186,362		187,761
Transfers for contract benefits and terminations	(801,385)	(13,333)		(30,538)		(982)		(9,900)		(34,593)
Net transfers	(331,359)	(514,710)		729,168		(49,098)		(113,582)		(730,649)
Contract maintenance charges	-			-				-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-			-				-		-

Increase (decrease) in net assets resulting from contract transactions	(904,825)	1,736,190		698,630		(8,926)		62,880		(577,481)

Total increase (decrease) in net assets	(327,446)	2,635,681		1,193,031		522,148		440,194		(351,848)

NET ASSETS:
Beginning of period	7,323,082	4,687,401		3,148,984		2,626,836		1,170,543		1,522,391

End of period	$6,995,636	$7,323,082	$	4,342,015	$	3,148,984	$	1,610,737	$	1,170,543

CHANGES IN UNITS OUTSTANDING:
Units issued	122,856	186,006		85,029		3,553		13,977		20,195
Units redeemed	(196,105)			(27,615)		(4,269)		(10,078)		(59,137)

Net increase (decrease)	(73,249)	186,006		57,414		(716)		3,899		(38,942)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II				TEMPLETON FOREIGN VIP FUND				TEMPLETON GLOBAL BOND VIP FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(14,898)	$	(16,017)	$	161,403	$	76,438	$	694,596	$	601,543
Net realized gain (loss) on investments		406,894		196,165		(429,431)		(139,050)		(162,728)		(5,565)
Change in net unrealized appreciation (depreciation) on investments		521,533		384,053		19,991		841,339		(1,096,992)		(465,630)

Increase (decrease) in net assets resulting from operations		913,529		564,201		(248,037)		778,727		(565,124)		130,348

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		210,317		105,711		13,961		1,987		228,912		723,168
Transfers for contract benefits and terminations		(26,092)		(46,268)		(218,504)		(272,207)		(371,425)		(590,534)
Net transfers		584,653		(214,549)		(501,426)		(244,509)		118,855		(178,043)
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		7,935		(6,259)		(525)		67		1,252		(11,363)

Increase (decrease) in net assets resulting from contract transactions		776,813		(161,365)		(706,494)		(514,662)		(22,406)		(56,772)

Total increase (decrease) in net assets		1,690,343		402,836		(954,531)		264,065		(587,530)		73,576

NET ASSETS:
Beginning of period		2,475,204		2,072,368		7,196,881		6,932,816		9,464,196		9,380,620

End of period	$	4,165,547	$	2,475,204	$	6,242,350	$	7,196,881	$	8,876,666	$	9,454,196

CHANGES IN UNITS OUTSTANDING:
Units issued		130,655		32,523		21,473		40,898		152,435		142,850
Units redeemed		(91,573)		(40,097)		(88,943)		(91,431)		(155,957)		(153,290)

Net increase (decrease)		39,082		(7,574)		(67,470)		(50,533)		(3,522)		(10,440)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES				TOUCHSTONE VST BOND FUND				TOUCHSTONE VST COMMON STOCK FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	20,671	$	(5,717)	$	86,445	$	34,400	$	6,610	$	(18,368)
Net realized gain (loss) on investments		(3,715)		30,732		67,999		(80,768)		(1,133,655)		(1,877,583)
Change in net unrealized appreciation (depreciation) on investments		(90,960)		120,113		418,815		642,067		2,927,275		4,208,069

Increase (decrease) in net assets resulting from operations		(74,004)		145,128		573,259		595,699		1,800,230		2,312,118

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		-		-		350		450		240		33,791
Transfers for contract benefits and terminations		(16,197)		(72,525)		(581,873)		(352,595)		(415,811)		(296,848)
Net transfers		(56,195)		(46,203)		1,265,033		(1,489,483)		(1,467,155)		(1,141,358)
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		(363)		(1,469)		1,168		(2,950)		2,197		812

Increase (decrease) in net assets resulting from contract transactions		(72,755)		(120,197)		684,678		(1,844,578)		(1,880,528)		(1,403,603)

Total increase (decrease) in net assets		(146,760)		24,931		1,257,937		(1,248,879)		(80,298)		908,515

NET ASSETS:
Beginning of period		1,310,928		1,285,997		6,087,012		7,335,891		9,724,124		8,815,609

End of period	$	1,164,168	$	1,310,928	$	7,344,949	$	6,087,012	$	9,643,826	$	9,724,124

CHANGES IN UNITS OUTSTANDING:
Units issued		0		110		118,994		84,705		10,975		7,111
Units redeemed		(10,221)		(11,298)		(77,613)		(248,616)		(70,495)		(54,910)

Net increase (decrease)		(10,221)		(11,188)		(41,381)		(163,911)		(59,521)		(47,799)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		TOUCHSTONE VST COMMON STOCK FUND CLASS SC				TOUCHSTONE VST SMALL COMPANY FUND				VAN ECK VIP GLOBAL HARD ASSETS FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	5,351	$	21,026	$	(20,058)	$	(46,477)	$	15,558	$	(15,894)
Net realized gain (loss) on investments		185,650		246,279		2,269		777,777		(458,599)		(195,460)
Change in net unrealized appreciation (depreciation) on investments		666,691		621,520		888,377		510,583		1,409,435		439,684

Increase (decrease) in net assets resulting from operations		857,692		888,825		870,588		1,241,883		966,394		228,330

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		240		1,515		29,417		134,954		77,084		114,958
Transfers for contract benefits and terminations		(193,980)		(60,819)		(414,557)		(321,664)		(116,000)		(134,607)
Net transfers		(174,711)		(324,853)		(663,353)		(289,071)		2,549,120		26,296
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		863		(1,815)		2,059		(341)		139		(227)

Increase (decrease) in net assets resulting from contract transactions		(367,589)		(385,972)		(1,046,435)		(476,122)		2,510,343		6,420

Total increase (decrease) in net assets		490,104		502,853		(175,847)		765,761		3,476,738		234,750

NET ASSETS:
Beginning of period		4,012,399		3,509,546		7,015,179		6,249,418		2,433,816		2,199,066

End of period	$	4,502,503	$	4,012,399	$	6,839,332	$	7,015,179	$	5,910,554	$	2,433,816

CHANGES IN UNITS OUTSTANDING:
Units issued		620		981		41,222		31,156		1,225,963		100,341
Units redeemed		(11,609)		(17,906)		(79,018)		(46,679)		(744,014)		(92,211)

Net increase (decrease)		(10,989)		(16,925)		(37,796)		(15,523)		481,948		8,130

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND				VANGUARD VIF CAPITAL GROWTH PORTFOLIO				VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	236,588	$	(15,049)	$	55,880	$	30,308	$	109,488	$	103,113
Net realized gain (loss) on investments		(54,258)		(84,454)		428,489		532,853		444,620		151,776
Change in net unrealized appreciation (depreciation) on investments		121,131		523,552		286,718		714,775		82,395		823,727

Increase (decrease) in net assets resulting from operations		303,461		424,049		771,086		1,277,936		636,503		1,078,616

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		-		4,246		555,385		454,236		379,640		689,751
Transfers for contract benefits and terminations		(100,573)		(172,975)		(1,061,701)		(399,543)		(769,732)		(144,406)
Net transfers		32,392		(308,906)		(569,685)		(1,175,135)		295,494		(518,648)
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		1,537		707		3,133		(4,325)		3,173		(4,301)

Increase (decrease) in net assets resulting from contract transactions		(66,644)		(476,928)		(1,072,867)		(1,124,767)		(91,425)		22,396

Total increase (decrease) in net assets		236,817		(52,879)		(301,781)		153,169		545,078		1,101,012

NET ASSETS:
Beginning of period		3,745,056		(3,797,935)		6,000,953		5,847,784		5,365,434		4,264,422

End of period	$	3,981,873	$	(3,850,814)	$	5,699,172	$	6,000,953	$	5,910,512	$	5,365,434

CHANGES IN UNITS OUTSTANDING:
Units issued		47,244		8,141		56,557		32,200		110,784		129,450
Units redeemed		(52,210)		(49,484)		(114,287)		(101,941)		(114,721)		(128,167)

Net increase (decrease)		(4,966)		(41,343)		(57,730)		(69,741)		(3,937)		1,283

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		VANGUARD VIF MID-CAP INDEX PORTFOLIO				VANGUARD VIF REAL ESTATE INDEX PORTFOLIO				VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	139,217	$	102,991	$	102,624	$	96,231	$	11,622	$	(2,823)
Net realized gain (loss) on investments		714,685		982,834		(69,049)		212,671		248,935		487,364
Change in net unrealized appreciation (depreciation) on investments		1,545,762		1,810,556		(367,540)		867,884		598,358		423,146

Increase (decrease) in net assets resulting from operations		2,399,664		2,896,381		(333,965)		1,176,786		858,916		907,687

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		1,217,051		1,184,434		402,807		791,057		94,526		445,962
Transfers for contract benefits and terminations		(492,727)		(340,339)		(278,180)		(190,156)		(108,100)		(191,307)
Net transfers		(749,056)		(298,793)		(1,450,042)		819,133		(540,042)		(39,894)
Contract maintenance charges		-		-		-				-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase						1,047		(1,348)		566		(796)

Increase (decrease) in net assets resulting from contract transactions		(24,732)		545,302		(1,324,368)		1,418,686		(553,050)		213,965

Total increase (decrease) in net assets		2,374,932		3,441,683		(1,658,333)		2,595,472		305,866		1,121,652

NET ASSETS:
Beginning of period		12,910,424		9,468,731		6,143,498		3,548,026		4,383,141		3,261,489

End of period	$	15,285,356	$	12,910,414	$	4,485,165	$	6,143,498	$	4,689,007	$	4,383,141

CHANGES IN UNITS OUTSTANDING:
Units issued		116,534		117,461		56,773		153,607		15,640		54,675
Units redeemed		(110,307)		(81,937)		(147,720)		(50,642)		(48,023)		(41,748)

Net increase (decrease)		(6,227)		35,524		(90,947)		102,965		(32,383)		12,927

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		WELLS FARGO VT DISCOVERY FUND				WELLS FARGO VT OMEGA GROWTH FUND				WELLS FARGO VT OPPORTUNITY FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(49,633)	$	(57,070)	$	(11,964)	$	(13,830)	$	(6,111)	$	(26,713)
Net realized gain (loss) on investments		1,126,862		959,925		199,805		342,069		444,363		878,817
Change in net unrealized appreciation (depreciation) on investments		4,596,463		1,436,848		683,618		181,859		627,292		693,295

Increase (decrease) in net assets resulting from operations		5,673,692		2,339,703		871,459		510,098		1,065,544		1,545,399

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		71,787		183,628		126,565		12,000		2,275		2,175
Transfers for contract benefits and terminations		(175,712)		(309,135)		(104,579)		(21,802)		(255,408)		(432,071)
Net transfers		1,688,284		489,535		891,676		218,033		(441,582)		(528,145)
Contract maintenance charges		-		-		-				-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		6,438		5,027		40,753		173		4,265		21,581

Increase (decrease) in net assets resulting from contract transactions		1,590,797		369,055		954,416		208,404		(690,450)		(936,460)

Total increase (decrease) in net assets		7,264,488		2,708,758		1,825,875		718,502		375,094		608,939

NET ASSETS:
Beginning of period		8,913,083		6,204,325		2,106,379		1,387,877		6,093,362		5,484,423

End of period	$	16,177,571	$	8,913,083	$	3,932,254	$	2,106,379	$	6,468,456	$	6,093,362

CHANGES IN UNITS OUTSTANDING:
Units issued		130,818		109,060		76,582		53,197		5,045		10,607
Units redeemed		(110,050)		(71,807)		(43,573)		(43,451)		(25,496)		(41,179)

Net increase (decrease)		(20,768)		37,253		33,009		9,746		(20,451)		(30,572)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of significant account policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from units sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases		Sales
AB VPS Growth and Income Portfolio	$1,281,963	$	767,844
AB VPS International Growth Portfolio	812,657		609,685
AB VPS International Value Portfolio	21,982		432,541
AB VPS Large Cap Growth Portfolio	8,687,336		3,300,426
AB VPS Small/Mid Cap Value Portfolio	924,275		794,474
Alger Balanced Portfolio	-		19,353
Alger Capital Appreciation Portfolio	3,958,840		2,137,870
Alger Large Cap Growth Portfolio	7,611,634		7,688,818
Alger Mid Cap Growth Portfolio	922,661		961,567
Alps Red Rocks Listed Private Equity Portfolio	11,259		59,552
American Century Investments VP Balanced Fund	5,609,066		5,887,081
American Century Investments VP Disciplined Core Value Fund	3,946,476		2,447,637
American Century Investments VP International Fund	1,889,342		1,158,896
American Century Investments VP Mid Cap Value Fund	787,967		2,463,657
American Century Investments VP Value Fund	3,851,494		6,030,922
American Funds IS Bond Fund	1,939,156		93,274
American Funds IS Global Bond Fund	29,943		8
American Funds IS Global Growth Fund	382,158		754,744
American Funds IS Global Small Capitalization Fund	345,067		13,359
American Funds IS Growth-Income Fund	1,408,844		378,314
American Funds IS International Fund	362,123		145,667
American Funds IS New World Fund	709,031		905,957
Blackrock 60/40 Target Allocation ETF VI Fund	276,124		269,145
Blackrock Global Allocation VI Fund	541,332		1,880,239
BNY Mellon IP Midcap Stock Portfolio	311,131		544,500
BNY Mellon VIF Appreciation Portfolio	1,271,529		1,562,318
BNY Mellon VIF Growth and Income Portfolio	495,656		771,330
BNY Mellon VIF Opportunistic Small Cap Portfolio	3,586		11,535
Clearbridge Variable Large Cap Growth Portfolio	1,260,493		1,439,718
Clearbridge Variable Mid Cap Portfolio	54,217		71,997

Investment Division		Purchases		Sales
Clearbridge Variable Small Cap Growth Portfolio	$	735,944	$	703,353
Columbia Variable Portfolio - Emerging Markets Funds		2,326,364		1,814,755
Columbia Variable Portfolio - Large Cap Growth Fund		4,143,371		2,946,254
Columbia Variable Portfolio - Seligman Global Technology Fund		5,970,193		6,537,007
Columbia Variable Portfolio - Small Cap Value Fund		1,085,678		670,416
Delaware VIP Emerging Markets Series		1,785,474		1,421,149
Delaware VIP International Series		494,078		-
Delaware VIP International Value Equity Series		263,230		495,911
Delaware VIP Small Cap Value Series		2,608,456		3,726,319
Delaware VIP Smid Cap Core Series		2,658,147		2,382,778
Delaware VIP Value Series		277,737		65,234
Dimensional VA US Targeted Value Portfolio		504,382		611,029
DWS Capital Growth VIP		7,420,893		8,667,767
DWS Core Equity VIP		1,558,280		3,369,760
DWS CROCI® U.S. VIP		500,970		1,059,276
DWS Global Small Cap VIP		210,052		529,259
DWS Small Cap Index VIP		7,217,581		4,952,418
DWS Small Mid Cap Growth VIP		263,082		520,737
DWS Small Mid Cap Value VIP		598,112		790,316
Federated Fund for U.S. Government Securities II		12,528,169		7,410,853
Federated Managed Volatility Fund II		51,170		133,383
Franklin Small Cap Value VIP Fund		2,680,228		1,952,845
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio		-		76,188
Great-West Aggressive Profile Fund		178,991		152,601
Great-West Ariel Mid Cap Value Fund		14,099		144,226
Great-West Bond Index Fund		12,843,959		8,032,899
Great-West Conservative Profile Fund		2,278,949		202,334
Great-West International Index Fund		2,240,352		412,373
Great-West International Value Fund		14,442		-
Great-West Invesco Small Cap Value Fund		20,998		139,601
Great-West Lifetime 2015 Fund		776		16,620
Great-West Lifetime 2020 Fund		175,782		405,256
Great-West Lifetime 2025 Fund		303,376		39,030
Great-West Lifetime 2030 Fund		115,955		800
Great-West Lifetime 2035 Fund		771,115		3,526
Great-West Lifetime 2040 Fund		742		92
Great-West Lifetime 2045 Fund		65,177		209
Great-West Lifetime 2050 Fund		2,289		526
Great-West Lifetime 2055 Fund		59,489		254
Great-West Lifetime 2060 Fund		-		-
Great-West Mid Cap Value Fund		41,398		158,389
Great-West Moderate Profile Fund		3,544,835		723,614
Great-West Moderately Aggressive Profile Fund		2,476,294		420,540

Investment Division	Purchases		Sales
Great-West Moderately Conservative Profile Fund	$2,575,836	$	454,809
Great-West Multi-Sector Bond Fund	2,625,963		3,089,916
Great-West Real Estate Index Fund	104,098		146,767
Great-West SecureFoundation® Balanced Fund	14,887,129		17,796,349
Great-West Small Cap Value Fund	103,057		2,370
Great-West T. Rowe Price Mid Cap Growth Fund	261,013		137,973
Invesco Oppenheimer V.I. Global Fund	2,760,745		5,680,847
Invesco Oppenheimer V.I. International Growth Fund	319,765		2,135,578
Invesco Oppenheimer V.I. Main Street Small Cap Fund	820,836		904,102
Invesco V.I. Comstock Fund	1,264,091		1,629,095
Invesco V.I. Core Equity Fund	-		448,970
Invesco V.I. Growth & Income Fund	847,624		2,394,292
Invesco V.I. High Yield Fund	1,696,919		7,307,029
Invesco V.I. International Growth Fund	815,031		3,019,572
Invesco V.I. Mid Cap Core Equity Fund	-		456,847
Invesco V.I. Small Cap Equity Fund	986,701		1,420,715
Invesco V.I. Technology Fund	3,936,009		4,921,353
Ivy VIP International Core Equity	87,876		829,055
Janus Henderson VIT Global Technology and Innovation Portfolio Institutional Shares	1,169,318		167,841
Janus Henderson VIT Balanced Portfolio Institutional Shares	1,288,718		2,280,329
Janus Henderson VIT Balanced Portfolio Service Shares	16,092,927		14,757,177
Janus Henderson VIT Flexible Bond Portfolio Institutional Shares	5,233,483		3,714,827
Janus Henderson VIT Flexible Bond Portfolio Service Shares	9,406,758		10,345,558
Janus Henderson VIT Global Research Portfolio	1,311,376		1,208,365
Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	17,075,261		12,682,836
Janus Henderson VIT Overseas Portfolio Institutional Shares	18,708		263,218
Janus Henderson VIT Overseas Portfolio Service Shares	656,529		257,419
Janus Henderson VIT Research Portfolio	718,327		659,599
JP Morgan Insurance Trust Core Bond Portfolio	390,347		15,042
JPMorgan Ins urance Trust Small Cap Core Portfolio	735,132		931,849
Lazard Retirement Emerging Markets Equity Portfolio	2,304,816		3,040,597
Lord Abbett Series Short Duration Income Portfolio	1,821,269		280,068
LVIP Baron Growth Opportunities Fund	2,627,267		5,055,223
MFS VIT II Core Equity Portfolio	46,186		-
MFS VIT II International Growth Portfolio	705,211		53,524
MFS VIT II International Intrinsic Value Portfolio	4,607,863		6,509,469
MFS VIT III Blended Research Small Cap Equity Portfolio	90,332		28,302
MFS VIT III Mid Cap Value Portfolio	112,095		16,367
MFS VIT Utilities Series	2,805,259		3,933,213
Morgan Stanley VIF U.S. Real Estate Portfolio	450,492		711,287
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	77,141		151,074
Neuberger Berman AMT Sustainable Equity Portfolio	4,519		61,073
NVIT Mid Cap Index Fund	3,127,836		5,941,591

Investment Division	Purchases		Sales
PIMCO VIT Commodity Real Return Strategy Portfolio	$469,467	$	516,095
PIMCO VIT Emerging Markets Bond Portfolio	352,734		142,053
PIMCO VIT High Yield Portfolio	12,735,747		11,300,625
PIMCO VIT Low Duration Portfolio	11,371,903		15,526,857
PIMCO VIT Real Return Portfolio	642,952		522,373
PIMCO VIT Total Return Portfolio	24,299,498		19,540,167
Pioneer Bond VCT Portfolio	154,121		96,397
Pioneer Fund VCT Portfolio	3,816,761		3,733,844
Pioneer Mid Cap Value VCT Portfolio	62,688		207,278
Pioneer Select Mid Cap Growth VCT Portfolio	1,659,601		1,946,358
Prudential Series Fund Equity Portfolio	19,984		157,293
Prudential Series Fund Natural Resources Portfolio	-		114,386
Putnam VT Equity Income Fund	2,694,472		4,108,940
Putnam VT Global Asset Allocation Fund	38,421		51,172
Putnam VT Global Health Care Fund	1,770,404		2,079,997
Putnam VT Income Fund	1,937,688		4,683,922
Putnam VT International Equity Fund	161,729		134,336
Putnam VT International Value Fund	341,413		105,670
Putnam VT Mortgage Securities Fund	5,468,550		6,450,290
Putnam VT Multi-Cap Core Fund	399,254		356,793
Putnam VT Small Cap Value Fund	101,994		6,107
Royce Capital Fund - Small-Cap Portfolio	69,929		290,500
Schwab Government Money Market Portfolio	157,505,878		123,465,771
Schwab S&P 500 Index Portfolio	65,964,002		63,767,354
Schwab VIT Balanced Portfolio	868,603		1,673,309
Schwab VIT Balanced With Growth Portfolio	1,734,196		2,507,555
Schwab VIT Growth Portfolio	1,170,558		364,285
T. Rowe Price Health Sciences Portfolio	261,556		204,518
T. Rowe Price Health Sciences Portfolio Clas s II	2,609,632		1,855,769
Templeton Foreign VIP Fund	413,696		958,736
Templeton Global Bond VIP Fund	2,155,912		1,485,502
Third Avenue Value Portfolio Variable Series	32,699		77,551
Touchstone VST Bond Fund	1,661,422		1,013,884
Touchstone VST Common Stock Fund	400,774		2,330,298
Touchstone VST Common Stock Fund Class SC	23,753		411,510
Touchstone VST Small Company Fund	940,608		2,018,250
Van Eck VIP Global Hard Assets Fund	7,177,602		4,651,461
Van Eck VIP Unconstrained Emerging Markets Bond Fund	817,092		648,031
Vanguard VIF Capital Growth Portfolio	1,234,772		2,089,881
Vanguard VIF Diversified Value Portfolio	2,387,303		1,536,095
Vanguard VIF Mid-Cap Index Portfolio	2,408,594		1,583,755
Vanguard VIF Real Estate Index Portfolio	833,421		1,978,072
Vanguard VIF Small Company Growth Portfolio	617,863		769,187
Wells Fargo VT Discovery Fund	5,321,851		2,884,956
Wells Fargo VT Omega Growth Fund	1,944,456		876,067
Wells Fargo VT Opportunity Fund	584,075		866,912

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts, from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as contract maintenance charge on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution in any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice Annuity contract equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice Annuity contract equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. This charge is recorded as contract maintenance charge on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 10, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AB VPS GROWTH AND INCOME PORTFOLIO
2020	352	$ 33.88	to	$ 16.69	$ 9,133	1.71%	0.49%	to	0.85%	1.86%	to	2.22%
2019	344	$ 33.26	to	$ 16.33	$ 8,978	1.26%	0.49%	to	0.85%	22.87%	to	23.31%
2018	352	$ 27.07	to	$ 13.24	$ 7,517	0.98%	0.49%	to	0.85%	(6.41) %	to	(6.07) %
2017	373	$ 28.93	to	$ 14.10	$ 8,647	1.44%	0.49%	to	0.85%	17.92%	to	18.35%
2016	415	$ 24.53	to	$ 11.91	$ 8,104	1.07%	0.49%	to	0.85%	10.36%	to	10.76%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2020	388	$ 23.92	to	$ 15.68	$ 9,494	1.49%	0.49%	to	0.85%	28.83%	to	29.34%
2019	417	$ 18.57	to	$ 12.12	$ 7,898	0.57%	0.49%	to	0.85%	26.45%	to	26.90%
2018	457	$ 14.68	to	$ 9.55	$ 6,835	0.68%	0.49%	to	0.85%	(18.12) %	to	(17.82) %
2017	531	$ 17.93	to	$ 11.62	$ 9,691	1.15%	0.49%	to	0.85%	33.89%	to	34.37%
2016	634	$ 13.39	to	$ 8.65	$ 8,560	0.00%	0.49%	to	0.85%	(7.66) %	to	(7.33) %
AB VPS INTERNATIONAL VALUE PORTFOLIO
2020	196	$ 8.85	to	$ 9.11	$ 1,768	2.01%	0.65%	to	0.85%	1.56%	to	1.78%
2019	249	$ 8.71	to	$ 8.95	$ 2,216	0.92%	0.65%	to	0.85%	16.14%	to	16.37%
2018	273	$ 7.50	to	$ 7.69	$ 2,093	1.46%	0.65%	to	0.85%	(23.45) %	to	(23.29) %
2017	315	$ 9.79	to	$ 10.02	$ 3,154	2.15%	0.65%	to	0.85%	24.37%	to	24.61%
2016	348	$ 7.87	to	$ 8.04	$ 2,794	1.21%	0.65%	to	0.85%	(1.34) %	to	(1.14) %
AB VPS LARGE CAP GROWTH PORTFOLIO
2020	487	$ 62.81	to	$ 30.75	$ 17,518	0.00%	0.49%	to	0.85%	34.35%	to	34.80%
2019	318	$ 46.75	to	$ 22.81	$ 9,183	0.00%	0.49%	to	0.85%	35.56%	to	36.05%
2018	358	$ 34.49	to	$ 16.76	$ 7,477	0.00%	0.49%	to	0.85%	3.13%	to	3.51%
2017	270	$ 33.44	to	$ 16.20	$ 5,556	0.00%	0.49%	to	0.85%	33.37%	to	33.85%
2016	168	$ 25.08	to	$ 12.10	$ 2,940	0.00%	0.49%	to	0.85%	0.26%	to	0.62%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2020	191	$ 25.55	to	$ 14.34	$ 4,494	1.10%	0.49%	to	0.85%	2.50%	to	2.84%
2019	205	$ 24.93	to	$ 13.94	$ 4,591	0.56%	0.49%	to	0.85%	19.08%	to	19.51%
2018	246	$ 20.94	to	$ 11.66	$ 4,733	0.48%	0.49%	to	0.85%	(15.75) %	to	(15.45) %
2017	279	$ 24.85	to	$ 13.79	$ 6,335	0.46%	0.49%	to	0.85%	12.19%	to	12.60%
2016	339	$ 22.15	to	$ 12.25	$ 7,050	0.60%	0.49%	to	0.85%	24.04%	to	24.48%
ALGER BALANCED PORTFOLIO
2020	38	$ 25.78	to	$ 25.22	$ 980	1.38%	0.65%	to	0.85%	9.31%	to	9.50%
2019	39	$ 23.58	to	$ 23.03	$ 909	1.41%	0.65%	to	0.85%	18.49%	to	18.73%
2018	44	$ 19.90	to	$ 19.39	$ 864	4.12%	0.65%	to	0.85%	(4.15) %	to	(3.96) %
2017	44	$ 20.76	to	$ 20.19	$ 914	2.90%	0.65%	to	0.85%	14.47%	to	14.70%
2016	46	$ 18.14	to	$ 17.61	$ 831	1.98%	0.65%	to	0.85%	7.59%	to	7.81%
ALGER CAPITAL APPRECIATION PORTFOLIO
2020	239	$ 23.86	to	$ 24.35	$ 5,764	0.00%	0.49%	to	0.85%	40.59%	to	41.08%
2019	141	$ 16.97	to	$ 17.26	$ 2,410	0.00%	0.49%	to	0.85%	32.45%	to	32.93%
2018	147	$ 12.82	to	$ 12.99	$ 1,901	0.11%	0.49%	to	0.85%	(0.95) %	to	(0.59) %
2017	70	$ 12.94	to	$ 13.06	$ 907	0.19%	0.49%	to	0.85%	29.97%	to	30.43%
2016	44	$ 9.98	to	$ 10.01	$ 435	0.28%	0.49%	to	0.69%	(0.18) %	to	0.02%
ALGER LARGE CAP GROWTH PORTFOLIO
2020	777	$ 87.90	to	$ 29.29	$ 47,075	0.20%	0.49%	to	0.85%	65.62%	to	66.24%
2019	799	$ 53.07	to	$ 17.62	$ 29,043	0.00%	0.49%	to	0.85%	26.35%	to	26.81%
2018	949	$ 42.00	to	$ 13.90	$ 27,635	0.00%	0.49%	to	0.85%	1.34%	to	1.71%
2017	929	$ 41.45	to	$ 13.66	$ 25,738	0.00%	0.49%	to	0.85%	27.38%	to	27.84%
2016	960	$ 32.54	to	$ 10.69	$ 21,261	0.00%	0.49%	to	0.85%	(1.67) %	to	(1.32) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

ALGER MID CAP GROWTH PORTFOLIO
2020	131	$ 57.86	to	$ 26.32	$ 7,528	0.00%	0.49%	to	0.85%	63.25%	to	63.87%
2019	132	$ 35.44	to	$ 16.06	$ 4,699	0.00%	0.49%	to	0.85%	29.15%	to	29.62%
2018	156	$ 27.44	to	$ 12.39	$ 4,314	0.00%	0.49%	to	0.85%	(8.23) %	to	(7.90) %
2017	168	$ 29.91	to	$ 13.46	$ 5,045	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
2016	166	$ 23.24	to	$ 10.42	$ 3,863	0.00%	0.49%	to	0.85%	0.12%	to	0.47%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 04/29/2016)
2020	11	$ 17.30	to	$ 17.59	$ 189	13.39%	0.49%	to	0.85%	8.64%	to	9.04%
2019	14	$ 15.92	to	$ 16.13	$ 230	0.00%	0.49%	to	0.85%	39.15%	to	39.65%
2018	13	$ 11.44	to	$ 11.55	$ 147	5.26%	0.49%	to	0.85%	(12.96) %	to	(12.65) %
2017	12	$ 13.15	to	$ 13.22	$ 154	4.80%	0.49%	to	0.85%	24.43%	to	24.88%
2016	1	$ 10.58	to	$ 10.59	$ 9	5.78%	0.49%	to	0.65%	5.78%	to	5.89%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2020	1,626	$ 30.06	to	$ 15.69	$ 33,491	1.26%	0.49%	to	0.85%	11.58%	to	11.96%
2019	1,690	$ 26.94	to	$ 14.01	$ 31,688	1.56%	0.49%	to	0.85%	18.84%	to	19.26%
2018	1,445	$ 22.67	to	$ 11.74	$ 24,050	1.43%	0.49%	to	0.85%	(4.65) %	to	(4.30) %
2017	1,306	$ 23.78	to	$ 12.27	$ 23,527	1.56%	0.49%	to	0.85%	12.95%	to	13.36%
2016	1,096	$ 21.05	to	$ 10.83	$ 18,762	1.58%	0.49%	to	0.85%	6.09%	to	6.47%
AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND
2020	378	$ 36.15	to	$ 17.30	$ 9,954	2.20%	0.49%	to	0.85%	10.87%	to	11.27%
2019	357	$ 32.61	to	$ 15.55	$ 7,945	2.08%	0.49%	to	0.85%	22.90%	to	23.34%
2018	358	$ 26.54	to	$ 12.61	$ 6,745	1.94%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
2017	334	$ 28.74	to	$ 13.60	$ 7,100	2.37%	0.49%	to	0.85%	19.47%	to	19.90%
2016	352	$ 24.05	to	$ 11.35	$ 6,252	2.37%	0.49%	to	0.85%	12.53%	to	12.93%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2020	412	$ 39.19	to	$ 15.53	$ 9,356	0.50%	0.49%	to	0.85%	24.81%	to	25.28%
2019	354	$ 31.40	to	$ 12.40	$ 6,998	0.90%	0.49%	to	0.85%	27.33%	to	27.79%
2018	373	$ 24.66	to	$ 9.70	$ 5,785	1.27%	0.49%	to	0.85%	(15.95) %	to	(15.63) %
2017	361	$ 29.33	to	$ 11.50	$ 6,928	0.78%	0.49%	to	0.85%	30.10%	to	30.57%
2016	310	$ 22.55	to	$ 8.81	$ 4,729	1.03%	0.49%	to	0.85%	(6.30) %	to	(5.97) %
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2020	329	$ 37.73	to	$ 16.23	$ 9,984	1.77%	0.49%	to	0.85%	0.25%	to	0.61%
2019	405	$ 37.64	to	$ 16.13	$ 11,983	1.91%	0.49%	to	0.85%	27.90%	to	28.36%
2018	418	$ 29.43	to	$ 12.56	$ 9,942	1.26%	0.49%	to	0.85%	(13.70) %	to	(13.39) %
2017	431	$ 34.10	to	$ 14.51	$ 12,118	1.40%	0.49%	to	0.85%	10.53%	to	10.92%
2016	434	$ 30.85	to	$ 13.08	$ 11,551	1.58%	0.49%	to	0.85%	21.68%	to	22.12%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2020	754	$ 34.19	to	$ 15.23	$ 21,654	2.46%	0.49%	to	0.85%	0.12%	to	0.51%
2019	869	$ 34.15	to	$ 15.15	$ 25,870	2.12%	0.49%	to	0.85%	25.96%	to	26.41%
2018	883	$ 27.11	to	$ 11.99	$ 21,822	1.66%	0.49%	to	0.85%	(9.93) %	to	(9.59) %
2017	961	$ 30.10	to	$ 13.26	$ 26,603	1.65%	0.49%	to	0.85%	7.83%	to	8.22%
2016	1,112	$ 27.91	to	$ 12.25	$ 28,673	1.79%	0.49%	to	0.85%	19.46%	to	19.89%
AMERICAN FUNDS IS BOND FUND
(Effective date 4/30/2020)
2020	179	$ 10.46	to	$ 10.48	$ 1,875	3.84%	0.49%	to	0.69%	4.56%	to	4.81%
AMERICAN FUNDS IS GLOBAL BOND FUND
(Effective date 4/30/2020)
2020	3	$ 11.07	to	$ 11.09	$ 31	2.41%	0.49%	to	0.85%	10.66%	to	10.92%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AMERICAN FUNDS IS GLOBAL GROWTH FUND
2020	93	$ 22.53	to	$ 22.83	$ 2,128	0.64%	0.49%	to	0.69%	29.92%	to	30.14%
2019	119	$ 17.34	to	$ 17.54	$ 2,076	1.41%	0.49%	to	0.69%	34.69%	to	34.95%
2018	112	$ 12.88	to	$ 13.00	$ 1,448	1.11%	0.49%	to	0.69%	(9.44) %	to	(9.26) %
2017	86	$ 14.22	to	$ 14.32	$ 1,233	0.96%	0.49%	to	0.69%	30.90%	to	31.16%
2016	69	$ 10.86	to	$ 10.92	$ 755	1.26%	0.49%	to	0.69%	0.18%	to	0.39%
AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND
(Effective date 4/30/2020)
2020	27	$ 15.22	to	$ 15.26	$ 412	0.00%	0.49%	to	0.85%	52.21%	to	52.58%
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2020	405	$ 13.25	to	$ 13.38	$ 5,401	1.39%	0.49%	to	0.85%	12.30%	to	12.71%
2019	323	$ 11.80	to	$ 11.87	$ 3,832	1.89%	0.49%	to	0.85%	24.79%	to	25.23%
2018	146	$ 9.46	to	$ 9.48	$ 1,384	1.56%	0.49%	to	0.85%	(5.43) %	to	(5.20) %
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 04/28/2017)
2020	201	$ 13.80	to	$ 13.91	$ 2,787	0.77%	0.49%	to	0.69%	13.15%	to	13.43%
2019	182	$ 12.20	to	$ 12.26	$ 2,223	1.57%	0.49%	to	0.69%	22.05%	to	22.28%
2018	146	$ 9.99	to	$ 10.03	$ 1,466	2.62%	0.49%	to	0.69%	(13.73) %	to	(13.56) %
2017	54	$ 11.58	to	$ 11.60	$ 627	1.38%	0.49%	to	0.69%	15.84%	to	16.00%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/29/2016)
2020	269	$ 17.76	to	$ 18.06	$ 4,838	0.08%	0.49%	to	0.85%	22.54%	to	23.01%
2019	286	$ 14.49	to	$ 14.68	$ 4,186	1.00%	0.49%	to	0.85%	28.05%	to	28.51%
2018	251	$ 11.32	to	$ 11.43	$ 2,865	1.21%	0.49%	to	0.85%	(14.77) %	to	(14.46) %
2017	86	$ 13.28	to	$ 13.36	$ 1,150	1.44%	0.49%	to	0.85%	28.35%	to	28.82%
2016	31	$ 10.34	to	$ 10.37	$ 324	0.86%	0.49%	to	0.85%	3.44%	to	3.69%
BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND
(Effective date 04/30/2019)
2020	44	$ 12.26	to	$ 12.29	$ 542	1.52%	0.49%	to	0.65%	13.61%	to	13.80%
2019	42	$ 10.79	to	$ 10.80	$ 458	1.70%	0.49%	to	0.69%	7.86%	to	8.01%
BLACKROCK GLOBAL ALLOCATION VI FUND
2020	626	$ 14.86	to	$ 15.03	$ 9,351	1.34%	0.49%	to	0.85%	19.97%	to	20.42%
2019	738	$ 12.39	to	$ 12.48	$ 9,176	1.29%	0.49%	to	0.85%	17.00%	to	17.41%
2018	790	$ 10.45	to	$ 10.63	$ 8,399	1.05%	0.49%	to	0.85%	(8.13) %	to	(7.79) %
2017	631	$ 11.38	to	$ 11.53	$ 7,293	1.47%	0.49%	to	0.85%	12.90%	to	13.30%
2016	483	$ 10.21	to	$ 10.17	$ 4,944	1.39%	0.49%	to	0.85%	3.24%	to	3.60%
BNY MELLON IP MIDCAP STOCK PORTFOLIO
2020	119	$ 36.92	to	$ 14.94	$ 2,797	0.87%	0.49%	to	0.85%	7.18%	to	7.60%
2019	126	$ 34.45	to	$ 13.88	$ 2,807	0.67%	0.49%	to	0.85%	19.17%	to	19.59%
2018	149	$ 28.91	to	$ 11.61	$ 2,722	0.63%	0.49%	to	0.85%	(16.21) %	to	(15.90) %
2017	118	$ 34.50	to	$ 13.80	$ 2,917	1.09%	0.49%	to	0.85%	14.41%	to	14.81%
2016	101	$ 30.15	to	$ 12.02	$ 2,385	1.05%	0.49%	to	0.85%	14.49%	to	14.91%
BNY MELLON VIF APPRECIATION PORTFOLIO
2020	291	$ 38.41	to	$ 21.09	$ 10,553	0.85%	0.49%	to	0.85%	22.63%	to	23.10%
2019	321	$ 31.32	to	$ 17.13	$ 9,596	1.16%	0.49%	to	0.85%	34.94%	to	35.43%
2018	351	$ 23.21	to	$ 12.65	$ 7,764	1.24%	0.49%	to	0.85%	(7.64) %	to	(7.31) %
2017	408	$ 25.13	to	$ 13.65	$ 9,774	1.34%	0.49%	to	0.85%	26.26%	to	26.72%
2016	455	$ 19.90	to	$ 10.77	$ 8,667	1.63%	0.49%	to	0.85%	6.99%	to	7.38%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2020	223	$ 43.17	to	$ 21.27	$ 6,407	0.83%	0.49%	to	0.85%	23.56%	to	24.01%
2019	254	$ 34.94	to	$ 17.15	$ 5,855	1.08%	0.49%	to	0.85%	28.03%	to	28.49%
2018	253	$ 27.29	to	$ 13.35	$ 4,629	0.80%	0.49%	to	0.85%	(5.50) %	to	(5.15) %
2017	271	$ 28.87	to	$ 14.07	$ 5,280	0.76%	0.49%	to	0.85%	18.70%	to	19.12%
2016	233	$ 24.33	to	$ 11.81	$ 4,058	1.20%	0.49%	to	0.85%	9.10%	to	9.50%
BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2020	26	$ 30.60	to	$ 27.31	$ 722	0.70%	0.65%	to	0.85%	18.84%	to	19.13%
2019	27	$ 25.75	to	$ 22.92	$ 620	0.00%	0.65%	to	0.85%	20.75%	to	20.98%
2018	29	$ 21.32	to	$ 18.95	$ 561	0.00%	0.65%	to	0.85%	(19.80) %	to	(19.60) %
2017	29	$ 26.59	to	$ 23.57	$ 707	0.00%	0.65%	to	0.85%	23.63%	to	23.88%
2016	31	$ 21.51	to	$ 19.02	$ 594	0.00%	0.65%	to	0.85%	16.09%	to	16.31%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/30/2018)
2020	90	$ 16.20	to	$ 16.36	$ 1,444	0.02%	0.49%	to	0.85%	29.64%	to	30.14%
2019	111	$ 12.53	to	$ 12.57	$ 1,398	0.48%	0.49%	to	0.69%	31.25%	to	31.51%
2018	51	$ 9.55	to	$ 9.56	$ 489	0.32%	0.49%	to	0.69%	(4.52) %	to	(4.39) %
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2020	14	$ 16.16	to	$ 16.44	$ 232	0.31%	0.49%	to	0.85%	14.38%	to	14.78%
2019	16	$ 14.13	to	$ 14.32	$ 227	0.57%	0.49%	to	0.85%	31.82%	to	32.30%
2018	16	$ 10.72	to	$ 10.78	$ 177	0.53%	0.65%	to	0.85%	(13.26) %	to	(13.09) %
2017	15	$ 12.36	to	$ 12.40	$ 180	0.51%	0.65%	to	0.85%	11.85%	to	12.07%
2016	10	$ 11.06	to	$ 11.06	$ 111	0.49%	0.65%	to	0.69%	10.62%	to	10.65%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
2020	108	$ 22.67	to	$ 23.13	$ 2,485	0.00%	0.49%	to	0.85%	42.02%	to	42.54%
2019	110	$ 15.96	to	$ 16.23	$ 1,781	0.00%	0.49%	to	0.85%	25.80%	to	26.25%
2018	168	$ 12.68	to	$ 12.85	$ 2,160	0.00%	0.49%	to	0.85%	2.55%	to	2.93%
2017	82	$ 12.42	to	$ 12.49	$ 1,027	0.00%	0.49%	to	0.69%	23.41%	to	23.66%
2016	70	$ 10.06	to	$ 10.10	$ 711	0.00%	0.49%	to	0.69%	5.08%	to	5.29%
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND
(Effective date 4/30/2020)
2020	35	$ 16.00	to	$ 16.04	$ 465	0.00%	0.49%	to	0.85%	60.00%	to	60.39%
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
(Effective date 04/29/2016)
2020	252	$ 22.64	to	$ 23.02	$ 5,748	0.00%	0.49%	to	0.85%	33.31%	to	33.76%
2019	204	$ 16.98	to	$ 17.21	$ 3,491	0.00%	0.49%	to	0.85%	34.39%	to	34.87%
2018	181	$ 12.64	to	$ 12.76	$ 2,307	0.00%	0.49%	to	0.85%	(4.96) %	to	(4.61) %
2017	146	$ 13.30	to	$ 13.38	$ 1,940	0.00%	0.49%	to	0.85%	26.76%	to	27.22%
2016	147	$ 10.49	to	$ 10.52	$ 1,539	0.00%	0.49%	to	0.85%	4.90%	to	5.15%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
2020	419	$ 52.56	to	$ 40.92	$ 21,235	0.00%	0.49%	to	0.85%	44.55%	to	45.06%
2019	474	$ 36.36	to	$ 28.21	$ 16,842	0.00%	0.49%	to	0.85%	53.66%	to	54.21%
2018	422	$ 23.66	to	$ 18.29	$ 9,818	0.00%	0.49%	to	0.85%	(9.23) %	to	(8.90) %
2017	591	$ 26.07	to	$ 20.08	$ 15,282	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
2016	459	$ 19.48	to	$ 14.95	$ 8,952	0.00%	0.49%	to	0.85%	18.01%	to	18.43%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
2020	73	$ 31.98	to	$ 14.96	$ 2,118	0.34%	0.49%	to	0.85%	7.66%	to	8.06%
2019	69	$ 29.70	to	$ 13.84	$ 1,670	0.27%	0.49%	to	0.85%	19.96%	to	20.39%
2018	73	$ 24.76	to	$ 11.50	$ 1,473	0.18%	0.49%	to	0.85%	(18.86) %	to	(18.57) %
2017	119	$ 30.51	to	$ 14.12	$ 3,148	0.28%	0.49%	to	0.85%	13.02%	to	13.43%
2016	134	$ 27.00	to	$ 12.45	$ 3,249	0.35%	0.49%	to	0.85%	31.62%	to	32.10%
DELAWARE VIP EMERGING MARKETS SERIES
2020	359	$ 15.67	to	$ 15.32	$ 5,469	0.80%	0.49%	to	0.85%	23.99%	to	24.52%
2019	349	$ 12.64	to	$ 12.30	$ 4,355	0.71%	0.49%	to	0.85%	21.59%	to	22.04%
2018	347	$ 10.39	to	$ 10.08	$ 3,560	3.61%	0.49%	to	0.85%	(16.52) %	to	(16.23) %
2017	397	$ 12.45	to	$ 12.04	$ 4,896	0.43%	0.49%	to	0.85%	39.36%	to	39.87%
2016	178	$ 8.93	to	$ 8.60	$ 1,576	1.04%	0.49%	to	0.85%	12.98%	to	13.37%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2020	49	$ 10.18	to	$ 10.18	$ 503	3.65%	0.49%	to	0.69%	1.78%	to	1.77%
DELAWARE VIP SMALL CAP VALUE SERIES
2020	502	$ 43.38	to	$ 14.42	$ 19,148	1.50%	0.49%	to	0.85%	(2.73) %	to	(2.38) %
2019	543	$ 44.60	to	$ 14.77	$ 22,310	1.05%	0.49%	to	0.85%	27.05%	to	27.51%
2018	532	$ 35.10	to	$ 11.58	$ 17,870	0.84%	0.49%	to	0.85%	(17.43) %	to	(17.13) %
2017	568	$ 42.51	to	$ 13.98	$ 23,740	0.84%	0.49%	to	0.85%	11.10%	to	11.51%
2016	576	$ 38.26	to	$ 12.54	$ 22,467	0.98%	0.49%	to	0.85%	30.30%	to	30.76%
DELAWARE VIP SMID CAP CORE SERIES
2020	334	$ 45.77	to	$ 18.89	$ 10,381	0.55%	0.49%	to	0.85%	10.14%	to	10.52%
2019	288	$ 41.56	to	$ 17.09	$ 9,101	0.60%	0.49%	to	0.85%	28.53%	to	29.00%
2018	353	$ 32.33	to	$ 13.25	$ 8,576	0.17%	0.49%	to	0.85%	(12.87) %	to	(12.55) %
2017	297	$ 37.11	to	$ 15.15	$ 9,097	0.31%	0.49%	to	0.85%	17.65%	to	18.07%
2016	317	$ 31.54	to	$ 12.83	$ 8,345	0.24%	0.49%	to	0.85%	7.38%	to	7.77%
DELAWARE VIP VALUE SERIES
(Effective date 04/28/2017)
2020	82	$ 12.60	to	$ 12.77	$ 1,043	2.39%	0.49%	to	0.85%	(0.41) %	to	(0.11) %
2019	66	$ 12.65	to	$ 12.78	$ 838	1.30%	0.49%	to	0.85%	18.95%	to	19.39%
2018	41	$ 10.64	to	$ 10.70	$ 438	1.40%	0.49%	to	0.85%	(3.56) %	to	(3.21) %
2017	5	$ 11.03	to	$ 11.04	$ 51	0.00%	0.65%	to	0.85%	10.30%	to	10.45%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
2020	158	$ 13.81	to	$ 13.99	$ 2,205	1.87%	0.49%	to	0.69%	3.30%	to	3.51%
2019	171	$ 13.37	to	$ 13.52	$ 2,311	1.54%	0.49%	to	0.69%	21.71%	to	21.96%
2018	155	$ 10.99	to	$ 11.09	$ 1,720	0.82%	0.49%	to	0.69%	(16.45) %	to	(16.28) %
2017	161	$ 13.15	to	$ 13.25	$ 2,132	1.29%	0.49%	to	0.69%	9.01%	to	9.23%
2016	115	$ 12.06	to	$ 12.13	$ 1,391	1.43%	0.49%	to	0.69%	26.62%	to	26.88%
DWS CAPITAL GROWTH VIP
2020	877	$ 62.13	to	$ 28.77	$ 36,771	0.53%	0.49%	to	0.85%	37.86%	to	38.37%
2019	972	$ 45.07	to	$ 20.79	$ 29,819	0.42%	0.49%	to	0.85%	35.98%	to	36.46%
2018	979	$ 33.14	to	$ 15.23	$ 22,824	0.71%	0.49%	to	0.85%	(2.43) %	to	(2.08) %
2017	954	$ 33.97	to	$ 15.56	$ 23,204	0.71%	0.49%	to	0.85%	25.24%	to	25.68%
2016	903	$ 27.12	to	$ 12.38	$ 18,274	0.86%	0.49%	to	0.85%	3.36%	to	3.74%
DWS CORE EQUITY VIP
2020	364	$ 39.31	to	$ 21.15	$ 12,127	1.48%	0.49%	to	0.85%	15.14%	to	15.59%
2019	472	$ 34.14	to	$ 18.30	$ 13,086	1.11%	0.49%	to	0.85%	29.20%	to	29.66%
2018	522	$ 26.42	to	$ 14.12	$ 11,275	1.79%	0.49%	to	0.85%	(6.49) %	to	(6.15) %
2017	481	$ 28.25	to	$ 15.04	$ 11,572	1.20%	0.49%	to	0.85%	19.99%	to	20.43%
2016	489	$ 23.55	to	$ 12.49	$ 10,104	1.40%	0.49%	to	0.85%	9.55%	to	9.94%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DWS CROCI® U.S. VIP
2020	274	$ 19.33	to	$ 11.65	$ 5,205	2.59%	0.49%	to	0.85%	(12.91) %	to	(12.60) %
2019	333	$ 22.19	to	$ 13.33	$ 7,065	1.93%	0.49%	to	0.85%	31.83%	to	32.30%
2018	358	$ 16.83	to	$ 10.07	$ 5,774	2.52%	0.49%	to	0.85%	(11.26) %	to	(10.94) %
2017	422	$ 18.97	to	$ 11.31	$ 7,661	1.55%	0.49%	to	0.85%	21.85%	to	22.28%
2016	489	$ 15.57	to	$ 9.25	$ 7,357	1.09%	0.49%	to	0.85%	(5.20) %	to	(4.85) %
DWS GLOBAL SMALL CAP VIP
2020	98	$ 12.67	to	$ 12.95	$ 1,258	0.95%	0.49%	to	0.85%	16.52%	to	16.79%
2019	128	$ 10.87	to	$ 11.09	$ 1,410	0.00%	0.49%	to	0.85%	20.27%	to	20.70%
2018	110	$ 9.05	to	$ 9.19	$ 1,000	0.26%	0.49%	to	0.85%	(21.19) %	to	(20.90) %
2017	99	$ 11.47	to	$ 11.62	$ 1,139	0.00%	0.49%	to	0.85%	19.01%	to	19.44%
2016	62	$ 9.65	to	$ 9.73	$ 599	0.41%	0.49%	to	0.85%	0.72%	to	1.07%
DWS SMALL CAP INDEX VIP
2020	1,221	$ 46.89	to	$ 18.05	$ 33,005	1.22%	0.49%	to	0.85%	18.43%	to	18.84%
2019	1,190	$ 39.59	to	$ 15.19	$ 28,574	1.01%	0.49%	to	0.85%	24.16%	to	24.61%
2018	1,052	$ 31.89	to	$ 12.19	$ 22,089	0.93%	0.49%	to	0.85%	(11.99) %	to	(11.67) %
2017	921	$ 36.23	to	$ 13.80	$ 23,817	0.95%	0.49%	to	0.85%	13.36%	to	13.77%
2016	820	$ 31.96	to	$ 12.13	$ 20,603	1.07%	0.49%	to	0.85%	20.01%	to	20.43%
DWS SMALL MID CAP GROWTH VIP
2020	72	$ 36.33	to	$ 19.00	$ 1,919	0.05%	0.49%	to	0.85%	29.06%	to	29.51%
2019	88	$ 28.15	to	$ 14.67	$ 1,699	0.00%	0.49%	to	0.85%	21.38%	to	21.82%
2018	103	$ 23.19	to	$ 12.04	$ 1,524	0.00%	0.49%	to	0.85%	(14.32) %	to	(14.02) %
2017	80	$ 27.06	to	$ 14.00	$ 1,468	0.09%	0.49%	to	0.85%	21.09%	to	21.52%
2016	73	$ 22.35	to	$ 11.52	$ 1,153	0.00%	0.49%	to	0.85%	8.15%	to	8.54%
DWS SMALL MID CAP VALUE VIP
2020	152	$ 20.15	to	$ 12.82	$ 2,943	1.54%	0.49%	to	0.85%	(1.64) %	to	(1.27) %
2019	177	$ 20.49	to	$ 12.99	$ 3,479	0.74%	0.49%	to	0.85%	20.48%	to	20.92%
2018	202	$ 17.01	to	$ 10.74	$ 3,307	1.36%	0.49%	to	0.85%	(16.73) %	to	(16.43) %
2017	234	$ 20.42	to	$ 12.86	$ 4,625	0.72%	0.49%	to	0.85%	9.59%	to	9.98%
2016	293	$ 18.64	to	$ 11.69	$ 5,399	0.63%	0.49%	to	0.85%	15.90%	to	16.32%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2020	2,225	$ 21.94	to	$ 11.47	$ 36,983	2.41%	0.49%	to	0.85%	4.33%	to	4.71%
2019	1,933	$ 21.03	to	$ 10.95	$ 31,095	2.35%	0.49%	to	0.85%	5.00%	to	5.39%
2018	1,873	$ 20.03	to	$ 10.39	$ 29,587	2.45%	0.49%	to	0.85%	(0.40) %	to	(0.05) %
2017	2,049	$ 20.11	to	$ 10.40	$ 32,457	2.49%	0.49%	to	0.85%	1.07%	to	1.43%
2016	2,473	$ 19.90	to	$ 10.25	$ 38,225	2.42%	0.49%	to	0.85%	0.75%	to	1.10%
FEDERATED HERMES MANAGED VOLATILITY FUND II
2020	77	$ 27.05	to	$ 27.05	$ 2,086	2.77%	0.85%	to	0.85%	0.09%	to	0.09%
2019	80	$ 27.02	to	$ 27.02	$ 2,225	2.09%	0.85%	to	0.85%	19.21%	to	19.21%
2018	87	$ 22.67	to	$ 22.67	$ 1,934	1.54%	0.85%	to	0.85%	(9.27) %	to	(9.27) %
2017	26	$ 24.99	to	$ 24.99	$ 658	3.93%	0.85%	to	0.85%	17.11%	to	17.11%
2016	29	$ 21.34	to	$ 21.34	$ 642	4.84%	0.85%	to	0.85%	6.78%	to	6.78%
FRANKLIN SMALL CAP VALUE VIP FUND
2020	241	$ 23.62	to	$ 14.94	$ 4,529	1.73%	0.49%	to	0.85%	4.28%	to	4.64%
2019	204	$ 22.65	to	$ 14.28	$ 3,906	1.06%	0.49%	to	0.85%	25.28%	to	25.74%
2018	248	$ 18.08	to	$ 11.35	$ 3,902	0.86%	0.49%	to	0.85%	(13.62) %	to	(13.31) %
2017	260	$ 20.93	to	$ 13.10	$ 5,045	0.52%	0.49%	to	0.85%	9.72%	to	10.11%
2016	329	$ 19.07	to	$ 11.89	$ 5,970	0.78%	0.49%	to	0.85%	29.09%	to	29.55%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
(Effective date 04/29/2016)
2020	7	$ 11.24	to	$ 11.35	$ 77	1.14%	0.49%	to	0.69%	5.96%	to	6.16%
2019	14	$ 10.61	to	$ 10.69	$ 147	2.39%	0.49%	to	0.69%	8.08%	to	8.29%
2018	19	$ 9.82	to	$ 9.87	$ 183	3.21%	0.49%	to	0.69%	(7.58) %	to	(7.39) %
2017	9	$ 10.62	to	$ 10.66	$ 94	3.36%	0.49%	to	0.69%	4.65%	to	4.85%
2016	2	$ 10.15	to	$ 10.15	$ 24	0.41%	0.69%	to	0.69%	1.48%	to	1.48%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2020	4	$ 12.52	to	$ 12.58	$ 55	1.65%	0.49%	to	0.65%	11.31%	to	11.49%
2019	4	$ 11.25	to	$ 11.28	$ 48	2.07%	0.49%	to	0.65%	25.28%	to	25.49%
2018	4	$ 8.98	to	$ 8.99	$ 33	1.62%	0.49%	to	0.65%	(10.17) %	to	(10.08) %
GREAT-WEST ARIEL MID CAP VALUE FUND
2020	11	$ 12.91	to	$ 13.06	$ 142	2.95%	0.49%	to	0.69%	8.31%	to	8.55%
2019	23	$ 11.92	to	$ 12.03	$ 280	1.18%	0.49%	to	0.69%	23.46%	to	23.71%
2018	21	$ 9.65	to	$ 9.65	$ 204	0.62%	0.69%	to	0.69%	(15.00) %	to	(15.00) %
2017	23	$ 11.36	to	$ 11.42	$ 258	2.70%	0.49%	to	0.69%	14.22%	to	14.45%
2016	1	$ 9.94	to	$ 9.94	$ 9	0.60%	0.69%	to	0.69%	12.28%	to	12.28%
GREAT-WEST BOND INDEX FUND
(Effective date 04/30/2018)
2020	1,091	$ 11.56	to	$ 11.67	$ 12,695	1.70%	0.49%	to	0.85%	6.25%	to	6.69%
2019	668	$ 10.88	to	$ 10.94	$ 7,297	1.22%	0.49%	to	0.85%	7.17%	to	7.57%
2018	144	$ 10.15	to	$ 10.17	$ 1,465	0.70%	0.49%	to	0.85%	1.50%	to	1.74%
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2020	450	$ 11.50	to	$ 11.61	$ 5,212	2.44%	0.49%	to	0.85%	7.29%	to	7.68%
2019	264	$ 10.75	to	$ 10.78	$ 2,838	2.23%	0.49%	to	0.65%	10.81%	to	10.99%
2018	224	$ 9.70	to	$ 9.71	$ 2,171	2.96%	0.49%	to	0.65%	(2.98) %	to	(2.87) %
GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 04/30/2019)
2020	329	$ 11.36	to	$ 11.42	$ 3,751	2.56%	0.49%	to	0.85%	6.61%	to	6.97%
2019	143	$ 10.66	to	$ 10.68	$ 1,523	4.82%	0.49%	to	0.69%	6.63%	to	6.77%
GREAT-WEST INTERNATIONAL VALUE FUND
(Effective date 12/14/2020)
2020	1	$ 13.02	to	$ 13.02	$ 15	6.08%	0.65%	to	0.65%	30.20%	to	30.20%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 04/30/2018)
2020	1	$ 12.14	to	$ 12.14	$ 16	1.53%	0.49%	to	0.49%	10.44%	to	10.44%
2019	3	$ 10.99	to	$ 10.99	$ 31	1.63%	0.49%	to	0.49%	14.60%	to	14.60%
2018	1	$ 9.59	to	$ 9.59	$ 5	1.48%	0.49%	to	0.49%	(4.12) %	to	(4.12) %
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/30/2018)
2020	560	$ 12.17	to	$ 12.23	$ 6,845	2.11%	0.49%	to	0.65%	10.57%	to	10.75%
2019	595	$ 11.01	to	$ 11.04	$ 6,560	1.92%	0.49%	to	0.65%	15.68%	to	15.87%
2018	575	$ 9.52	to	$ 9.53	$ 5,472	2.00%	0.49%	to	0.65%	(4.84) %	to	(4.74) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/30/2018)
2020	79	$ 12.34	to	$ 12.40	$ 982	2.42%	0.49%	to	0.65%	11.51%	to	11.69%
2019	58	$ 11.07	to	$ 11.10	$ 643	1.67%	0.49%	to	0.65%	17.24%	to	17.44%
2018	42	$ 9.44	to	$ 9.45	$ 394	1.56%	0.49%	to	0.65%	(5.58) %	to	(5.48) %
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/30/2018)
2020	23	$ 12.45	to	$ 12.45	$ 288	2.78%	0.65%	to	0.65%	11.87%	to	11.87%
2019	14	$ 11.13	to	$ 11.13	$ 151	2.34%	0.65%	to	0.65%	19.23%	to	19.23%
2018	7	$ 9.33	to	$ 9.33	$ 67	1.91%	0.65%	to	0.65%	(6.66) %	to	(6.66) %
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/30/2018)
2020	72	$ 12.59	to	$ 12.59	$ 912	2.13%	0.65%	to	0.65%	12.52%	to	12.52%
2019	7	$ 11.19	to	$ 11.19	$ 81	1.49%	0.65%	to	0.65%	21.38%	to	21.38%
2018	7	$ 9.22	to	$ 9.22	$ 67	1.37%	0.65%	to	0.65%	(7.84) %	to	(7.84) %
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/30/2018)
2020	2	$ 12.66	to	$ 12.66	$ 22	2.18%	0.65%	to	0.65%	12.91%	to	12.91%
2019	2	$ 11.21	to	$ 11.21	$ 20	1.92%	0.65%	to	0.65%	23.03%	to	23.03%
GREAT-WEST LIFETIME 2045 FUND
(Effective date 04/30/2018)
2020	7	$ 12.68	to	$ 12.68	$ 87	1.98%	0.65%	to	0.65%	13.15%	to	13.15%
GREAT-WEST LIFETIME 2050 FUND
(Effective date 04/30/2018)
2020	5	$ 12.73	to	$ 12.73	$ 60	2.22%	0.49%	to	0.49%	13.37%	to	13.37%
2019	5	$ 11.23	to	$ 11.23	$ 53	1.89%	0.49%	to	0.49%	24.21%	to	24.21%
2018	5	$ 9.04	to	$ 9.04	$ 42	2.21%	0.49%	to	0.49%	(9.61) %	to	(9.61) %
GREAT-WEST LIFETIME 2055 FUND
(Effective date 04/30/2018)
2020	8	$ 12.65	to	$ 12.70	$ 100	2.27%	0.49%	to	0.65%	13.22%	to	13.39%
2019	2	$ 11.20	to	$ 11.20	$ 21	1.24%	0.49%	to	0.49%	24.09%	to	24.09%
2018	2	$ 9.02	to	$ 9.02	$ 17	1.37%	0.49%	to	0.49%	(9.75) %	to	(9.75) %
GREAT-WEST MID CAP VALUE FUND
(Effective date 04/30/2018)
2020	9	$ 13.71	to	$ 13.84	$ 129	0.58%	0.49%	to	0.69%	(1.03) %	to	(0.82) %
2019	19	$ 13.85	to	$ 13.95	$ 263	0.18%	0.49%	to	0.69%	19.67%	to	19.91%
2018	20	$ 11.57	to	$ 11.64	$ 237	4.86%	0.49%	to	0.69%	(12.91) %	to	(12.74) %
2017	11	$ 13.30	to	$ 13.33	$ 140	16.44%	0.49%	to	0.65%	16.23%	to	16.41%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/30/2018)
2020	808	$ 12.06	to	$ 12.17	$ 9,794	1.66%	0.49%	to	0.85%	10.32%	to	10.67%
2019	570	$ 10.93	to	$ 11.00	$ 6,256	2.23%	0.49%	to	0.85%	16.52%	to	16.94%
2018	326	$ 9.39	to	$ 9.40	$ 3,059	3.17%	0.40%	to	0.65%	(6.06) %	to	(5.96) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2020	324	$ 12.28	to	$ 12.34	$ 3,978	2.61%	0.49%	to	0.65%	11.06%	to	11.23%
2019	140	$ 11.06	to	$ 11.09	$ 1,552	2.31%	0.49%	to	0.65%	19.56%	to	19.76%
2018	24	$ 9.25	to	$ 9.26	$ 222	3.02%	0.49%	to	0.65%	(7.47) %	to	(7.37) %
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2020	443	$ 11.75	to	$ 11.86	$ 5,235	1.41%	0.49%	to	0.85%	8.65%	to	9.00%
2019	257	$ 10.81	to	$ 10.88	$ 2,787	2.80%	0.49%	to	0.85%	13.48%	to	13.90%
2018	23	$ 9.54	to	$ 9.55	$ 223	1.65%	0.40%	to	0.65%	(4.61) %	to	(4.50) %
GREAT-WEST MULTI-SECTOR BOND FUND
(Effective date 04/29/2016)
2020	545	$ 12.59	to	$ 12.80	$ 6,937	3.43%	0.49%	to	0.85%	8.15%	to	8.59%
2019	592	$ 11.64	to	$ 11.79	$ 6,943	1.49%	0.49%	to	0.85%	10.80%	to	11.19%
2018	399	$ 10.50	to	$ 10.61	$ 4,215	2.64%	0.49%	to	0.85%	(3.93) %	to	(3.58) %
2017	249	$ 10.93	to	$ 11.00	$ 2,735	1.84%	0.49%	to	0.85%	5.38%	to	5.76%
2016	30	$ 10.38	to	$ 10.40	$ 309	1.64%	0.49%	to	0.85%	3.76%	to	4.01%
GREAT-WEST REAL ESTATE INDEX FUND
(Effective date 04/30/2019)
2020	18	$ 9.26	to	$ 9.29	$ 165	1.83%	0.65%	to	0.85%	(12.34) %	to	(12.14) %
2019	23	$ 10.57	to	$ 10.57	$ 239	0.00%	0.65%	to	0.65%	5.73%	to	5.73%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2020	13,293	$ 15.06	to	$ 15.42	$ 202,756	2.28%	0.49%	to	0.85%	12.97%	to	13.39%
2019	13,966	$ 13.33	to	$ 13.60	$ 188,537	1.97%	0.49%	to	0.85%	16.80%	to	17.22%
2018	14,319	$ 11.41	to	$ 11.60	$ 165,218	2.01%	0.49%	to	0.85%	(6.13) %	to	(5.79) %
2017	14,018	$ 12.16	to	$ 12.32	$ 171,609	2.00%	0.49%	to	0.85%	11.99%	to	12.40%
2016	12,321	$ 10.86	to	$ 10.96	$ 134,403	2.12%	0.49%	to	0.85%	7.81%	to	8.19%
GREAT-WEST SMALL CAP VALUE FUND
(Effective date 10/23/2020)
2020	10	11.77	to	$ 11.78	$ 116	0.00%	0.49%	to	0.85%	17.72%	to	17.80%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 04/28/2017)
2020	120	$ 17.55	to	$ 17.67	$ 2,110	0.00%	0.49%	to	0.69%	23.26%	to	23.51%
2019	111	$ 14.23	to	$ 14.31	$ 1,583	0.01%	0.49%	to	0.85%	30.38%	to	30.63%
2018	89	$ 10.92	to	$ 10.95	$ 972	0.12%	0.49%	to	0.69%	(3.00) %	to	(2.80) %
2017	9	$ 11.26	to	$ 11.27	$ 102	0.35%	0.49%	to	0.65%	12.59%	to	12.71%
INVESCO OPPENHEIMER V.I. GLOBAL FUND
2020	830	$ 55.64	to	$ 19.94	$ 36,420	0.75%	0.49%	to	0.85%	26.56%	to	27.00%
2019	911	$ 43.96	to	$ 15.70	$ 31,578	0.89%	0.49%	to	0.85%	30.67%	to	31.14%
2018	1,029	$ 33.64	to	$ 11.97	$ 27,168	0.99%	0.49%	to	0.85%	(13.92) %	to	(13.61) %
2017	1,086	$ 39.08	to	$ 13.86	$ 34,167	0.93%	0.49%	to	0.85%	35.51%	to	36.00%
2016	1,026	$ 28.84	to	$ 10.19	$ 25,013	1.06%	0.49%	to	0.85%	(0.76) %	to	(0.41) %
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
2020	650	$ 29.88	to	$ 14.08	$ 15,561	1.01%	0.49%	to	0.85%	20.50%	to	20.95%
2019	760	$ 24.80	to	$ 11.64	$ 14,740	1.05%	0.49%	to	0.85%	27.51%	to	27.97%
2018	872	$ 19.45	to	$ 9.10	$ 13,090	0.86%	0.49%	to	0.85%	(20.10) %	to	(19.81) %
2017	841	$ 24.35	to	$ 11.35	$ 16,504	1.39%	0.49%	to	0.85%	25.23%	to	25.67%
2016	771	$ 19.44	to	$ 9.03	$ 12,849	1.12%	0.49%	to	0.85%	(2.95) %	to	(2.59) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2020	130	$ 18.12	to	$ 18.32	$ 2,364	0.72%	0.49%	to	0.85%	18.91%	to	19.38%
2019	128	$ 15.05	to	$ 15.35	$ 1,961	0.21%	0.49%	to	0.85%	25.40%	to	25.86%
2018	226	$ 12.00	to	$ 12.20	$ 2,758	0.27%	0.49%	to	0.85%	(11.09) %	to	(10.77) %
2017	135	$ 13.50	to	$ 13.67	$ 1,844	0.90%	0.49%	to	0.85%	13.19%	to	13.60%
2016	108	$ 12.07	to	$ 12.04	$ 1,298	0.43%	0.49%	to	0.85%	17.06%	to	17.47%
INVESCO V.I. COMSTOCK FUND
2020	212	$ 25.24	to	$ 14.46	$ 5,039	2.56%	0.49%	to	0.85%	(1.69) %	to	(1.30) %
2019	239	$ 25.67	to	$ 14.65	$ 5,534	1.98%	0.49%	to	0.85%	24.24%	to	24.69%
2018	278	$ 20.66	to	$ 11.75	$ 5,148	1.68%	0.49%	to	0.85%	(12.91) %	to	(12.59) %
2017	287	$ 23.73	to	$ 13.45	$ 6,121	2.09%	0.49%	to	0.85%	16.85%	to	17.28%
2016	294	$ 20.30	to	$ 11.47	$ 5,684	1.48%	0.49%	to	0.85%	16.31%	to	16.73%
INVESCO V.I. CORE EQUITY FUND
2020	72	$ 45.32	to	$ 45.32	$ 3,283	1.40%	0.85%	to	0.85%	12.90%	to	12.90%
2019	82	$ 40.14	to	$ 40.14	$ 3,371	0.93%	0.85%	to	0.85%	27.87%	to	27.87%
2018	90	$ 31.39	to	$ 31.39	$ 2,878	0.87%	0.85%	to	0.85%	(10.16) %	to	(10.16) %
2017	115	$ 34.95	to	$ 34.95	$ 4,067	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
2016	121	$ 31.14	to	$ 31.14	$ 3,817	0.76%	0.85%	to	0.85%	9.33%	to	9.33%
INVESCO V.I. GROWTH & INCOME FUND
2020	326	$ 26.88	to	$ 15.11	$ 8,758	2.29%	0.49%	to	0.85%	1.23%	to	1.62%
2019	419	$ 26.55	to	$ 14.87	$ 10,482	1.79%	0.49%	to	0.85%	24.13%	to	24.57%
2018	505	$ 21.39	to	$ 11.94	$ 9,917	2.03%	0.49%	to	0.85%	(14.12) %	to	(13.81) %
2017	529	$ 24.91	to	$ 13.85	$ 12,324	1.52%	0.49%	to	0.85%	13.35%	to	13.76%
2016	527	$ 21.97	to	$ 12.18	$ 11,307	1.11%	0.49%	to	0.85%	18.69%	to	19.12%
INVESCO V.I. HIGH YIELD FUND
2020	206	$ 28.03	to	$ 12.28	$ 4,078	5.03%	0.49%	to	0.85%	2.46%	to	2.79%
2019	660	$ 27.36	to	$ 11.95	$ 9,672	8.76%	0.49%	to	0.85%	12.55%	to	12.95%
2018	245	$ 24.31	to	$ 10.58	$ 4,441	5.07%	0.49%	to	0.85%	(4.18) %	to	(3.83) %
2017	198	$ 25.37	to	$ 11.00	$ 4,078	4.11%	0.49%	to	0.85%	5.40%	to	5.79%
2016	185	$ 24.07	to	$ 10.40	$ 3,728	4.34%	0.49%	to	0.85%	10.28%	to	10.67%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2020	789	$ 19.72	to	$ 13.87	$ 14,640	2.47%	0.49%	to	0.85%	13.01%	to	13.42%
2019	934	$ 17.45	to	$ 12.23	$ 15,181	1.58%	0.49%	to	0.85%	27.48%	to	27.95%
2018	900	$ 13.69	to	$ 9.56	$ 11,584	1.90%	0.49%	to	0.85%	(15.70) %	to	(15.39) %
2017	963	$ 16.23	to	$ 11.30	$ 14,774	1.48%	0.49%	to	0.85%	21.97%	to	22.41%
2016	903	$ 13.31	to	$ 9.23	$ 11,540	1.36%	0.49%	to	0.85%	(1.30) %	to	(0.94) %
INVESCO V.I. MID CAP CORE EQUITY FUND
2020	62	$ 27.52	to	$ 28.17	$ 1,696	0.68%	0.65%	to	0.85%	8.34%	to	8.55%
2019	81	$ 25.40	to	$ 25.95	$ 2,040	0.49%	0.65%	to	0.85%	24.21%	to	24.47%
2018	87	$ 20.45	to	$ 10.88	$ 1,757	0.49%	0.49%	to	0.85%	(12.11) %	to	(11.78) %
2017	102	$ 23.27	to	$ 12.33	$ 2,322	0.53%	0.49%	to	0.85%	13.95%	to	14.35%
2016	109	$ 20.42	to	$ 10.78	$ 2,196	0.08%	0.49%	to	0.85%	12.48%	to	12.89%
INVESCO V.I. SMALL CAP EQUITY FUND
2020	109	$ 37.53	to	$ 16.91	$ 2,892	0.38%	0.49%	to	0.85%	26.16%	to	26.58%
2019	134	$ 29.75	to	$ 13.36	$ 2,770	0.00%	0.49%	to	0.85%	25.52%	to	25.98%
2018	138	$ 23.70	to	$ 10.60	$ 2,227	0.00%	0.49%	to	0.85%	(15.80) %	to	(15.50) %
2017	155	$ 28.15	to	$ 12.55	$ 3,210	0.00%	0.49%	to	0.85%	13.10%	to	13.50%
2016	149	$ 24.89	to	$ 11.05	$ 2,862	0.00%	0.49%	to	0.85%	11.12%	to	11.51%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO V.I. TECHNOLOGY FUND
2020	280	$ 58.71	to	$ 29.31	$ 5,358	0.00%	0.49%	to	0.85%	44.90%	to	45.38%
2019	327	$ 40.52	to	$ 20.16	$ 4,354	0.00%	0.49%	to	0.85%	34.73%	to	35.21%
2018	346	$ 30.08	to	$ 14.91	$ 3,342	0.00%	0.49%	to	0.85%	(1.30) %	to	(0.94) %
2017	350	$ 30.48	to	$ 15.05	$ 3,304	0.00%	0.49%	to	0.85%	33.99%	to	34.47%
2016	367	$ 22.74	to	$ 11.19	$ 2,394	0.00%	0.49%	to	0.85%	(1.59) %	to	(1.24) %
IVY VIP INTERNATIONAL CORE EQUITY
2020	174	$ 11.21	to	$ 11.44	$ 1,984	2.63%	0.49%	to	0.85%	6.32%	to	6.69%
2019	268	$ 10.54	to	$ 10.72	$ 2,860	1.58%	0.49%	to	0.85%	17.69%	to	18.11%
2018	282	$ 8.96	to	$ 9.08	$ 2,557	1.42%	0.49%	to	0.85%	(18.51) %	to	(18.22) %
2017	220	$ 10.99	to	$ 11.10	$ 2,436	0.73%	0.49%	to	0.85%	22.11%	to	22.56%
2016	31	$ 9.00	to	$ 9.06	$ 284	1.37%	0.49%	to	0.85%	0.23%	to	0.59%
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2020	761	$ 40.29	to	$ 17.77	$ 17,874	2.62%	0.49%	to	0.85%	13.35%	to	13.78%
2019	820	$ 35.54	to	$ 15.62	$ 17,218	1.89%	0.49%	to	0.85%	21.55%	to	21.99%
2018	889	$ 29.24	to	$ 12.81	$ 15,196	2.15%	0.49%	to	0.85%	(0.17) %	to	0.19%
2017	820	$ 29.29	to	$ 12.78	$ 14,702	1.60%	0.49%	to	0.85%	17.43%	to	17.85%
2016	844	$ 24.94	to	$ 10.85	$ 13,001	2.28%	0.49%	to	0.85%	3.72%	to	4.10%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
2020	6,966	$ 27.46	to	$ 17.30	$ 147,185	2.27%	0.65%	to	0.85%	13.07%	to	13.29%
2019	6,873	$ 15.10	to	$ 24.91	$ 130,851	0.36%	0.65%	to	0.85%	21.24%	to	21.48%
2018	6,059	$ 20.03	to	$ 12.57	$ 98,770	1.80%	0.65%	to	0.85%	(0.42) %	to	(0.22) %
2017	5,440	$ 20.12	to	$ 12.60	$ 92,302	1.42%	0.65%	to	0.85%	17.14%	to	17.37%
2016	4,739	$ 17.17	to	$ 10.73	$ 71,902	1.94%	0.65%	to	0.85%	3.45%	to	3.65%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2020	1,461	$ 26.55	to	$ 12.46	$ 23,682	3.07%	0.49%	to	0.85%	9.54%	to	9.99%
2019	1,319	$ 24.24	to	$ 11.33	$ 20,398	3.32%	0.49%	to	0.85%	8.65%	to	9.03%
2018	1,363	$ 22.31	to	$ 10.39	$ 19,838	3.07%	0.49%	to	0.85%	(1.85) %	to	(1.49) %
2017	1,518	$ 22.73	to	$ 10.55	$ 22,725	3.00%	0.49%	to	0.85%	2.74%	to	3.12%
2016	1,322	$ 22.12	to	$ 10.23	$ 20,570	2.91%	0.49%	to	0.85%	1.60%	to	1.96%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2020	2,362	$ 18.09	to	$ 12.13	$ 43,045	2.60%	0.65%	to	0.85%	9.35%	to	9.58%
2019	2,426	$ 16.54	to	$ 11.07	$ 40,404	1.47%	0.65%	to	0.85%	8.35%	to	8.57%
2018	2,552	$ 15.27	to	$ 10.20	$ 38,922	2.63%	0.65%	to	0.85%	(2.13) %	to	(1.93) %
2017	2,795	$ 15.60	to	$ 10.40	$ 43,710	2.46%	0.65%	to	0.85%	2.48%	to	2.69%
2016	3,225	$ 15.22	to	$ 10.13	$ 49,221	2.42%	0.65%	to	0.85%	1.36%	to	1.56%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2020	540	$ 44.06	to	$ 18.31	$ 14,815	0.89%	0.49%	to	0.85%	19.05%	to	19.45%
2019	561	$ 37.01	to	$ 15.33	$ 13,032	1.01%	0.49%	to	0.85%	27.95%	to	28.41%
2018	545	$ 28.93	to	$ 11.94	$ 10,427	1.17%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
2017	398	$ 31.33	to	$ 12.88	$ 9,562	0.84%	0.49%	to	0.85%	25.96%	to	26.40%
2016	356	$ 24.87	to	$ 10.19	$ 7,264	1.09%	0.49%	to	0.85%	1.20%	to	1.58%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES
2020	442	$ 40.16	to	$ 39.32	$ 17,657	0.00%	0.65%	to	0.85%	49.47%	to	49.74%
2019	345	$ 26.87	to	$ 26.26	$ 9,259	0.42%	0.65%	to	0.85%	43.59%	to	43.88%
2018	371	$ 18.71	to	$ 18.25	$ 6,949	1.09%	0.65%	to	0.85%	0.05%	to	0.25%
2017	254	$ 18.70	to	$ 18.20	$ 4,761	0.46%	0.65%	to	0.85%	43.69%	to	43.97%
2016	122	$ 13.02	to	$ 12.64	$ 1,595	0.06%	0.65%	to	0.85%	12.89%	to	13.12%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INNOVATION INSTITUTIONAL SHARES
2020	41	$ 39.85	to	$ 40.37	$ 1,634	0.00%	0.49%	to	0.69%	50.14%	to	50.48%
2019	11	$ 26.54	to	$ 26.83	$ 306	0.45%	0.49%	to	0.69%	44.18%	to	44.47%
2018	13	$ 18.41	to	$ 18.58	$ 243	1.02%	0.49%	to	0.69%	0.49%	to	0.69%
2017	8	$ 18.32	to	$ 18.45	$ 141	0.50%	0.49%	to	0.69%	44.10%	to	44.38%
2016	11	$ 12.71	to	$ 12.78	$ 144	0.19%	0.49%	to	0.69%	13.42%	to	13.65%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2020	106	$ 32.33	to	$ 32.33	$ 3,432	1.47%	0.85%	to	0.85%	15.32%	to	15.32%
2019	114	$ 28.04	to	$ 28.04	$ 3,228	1.91%	0.85%	to	0.85%	25.94%	to	25.94%
2018	123	$ 22.26	to	$ 22.26	$ 2,776	1.78%	0.85%	to	0.85%	(15.67) %	to	(15.67) %
2017	139	$ 26.40	to	$ 26.40	$ 3,706	1.65%	0.85%	to	0.85%	30.02%	to	30.02%
2016	158	$ 20.31	to	$ 20.31	$ 3,240	4.67%	0.85%	to	0.85%	(7.24) %	to	(7.24) %
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
2020	140	$ 12.17	to	$ 12.17	$ 1,720	1.51%	0.85%	to	0.85%	15.03%	to	15.03%
2019	102	$ 10.58	to	$ 10.58	$ 1,135	1.72%	0.85%	to	0.85%	25.64%	to	25.64%
2018	143	$ 8.42	to	$ 8.42	$ 1,255	1.67%	0.85%	to	0.85%	(15.86) %	to	(15.86) %
2017	176	$ 10.01	to	$ 10.01	$ 1,836	1.63%	0.85%	to	0.85%	29.69%	to	29.69%
2016	186	$ 7.72	to	$ 7.72	$ 1,486	4.76%	0.85%	to	0.85%	(7.49) %	to	(7.49) %
JANUS HENDERSON VIT RESEARCH PORTFOLIO
2020	156	$ 64.55	to	$ 64.55	$ 10,102	0.59%	0.85%	to	0.85%	31.82%	to	31.82%
2019	161	$ 48.97	to	$ 48.97	$ 8,224	0.45%	0.85%	to	0.85%	34.37%	to	34.37%
2018	180	$ 36.44	to	$ 36.44	$ 6,805	0.54%	0.85%	to	0.85%	(3.41) %	to	(3.41) %
2017	202	$ 37.72	to	$ 37.72	$ 7,713	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
2016	221	$ 29.75	to	$ 29.75	$ 6,640	0.54%	0.85%	to	0.85%	(0.35) %	to	(0.35) %
JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO (Effective date 4/30/2020)
2020	36	$ 10.37	to	$ 10.38	$ 378	0.00%	0.49%	to	0.69%	3.66%	to	3.80%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2020	112	$ 46.62	to	$ 17.28	$ 3,038	1.10%	0.49%	to	0.85%	12.73		13.10%
2019	116	$ 41.36	to	$ 15.28	$ 3,094	0.42%	0.49%	to	0.85%	23.52%	to	23.97%
2018	118	$ 33.49	to	$ 12.32	$ 2,653	0.35%	0.49%	to	0.85%	(12.68) %	to	(12.37) %
2017	108	$ 38.35	to	$ 14.06	$ 2,755	0.35%	0.49%	to	0.85%	14.26%	to	14.67%
2016	92	$ 33.56	to	$ 12.26	$ 2,054	0.54%	0.49%	to	0.85%	19.20%	to	19.63%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2020	857	$ 18.08	to	$ 10.16	$ 13,337	2.85%	0.49%	to	0.85%	(2.12) %	to	(1.75) %
2019	920	$ 18.47	to	$ 10.34	$ 14,628	0.90%	0.49%	to	0.85%	17.14%	to	17.56%
2018	916	$ 15.77	to	$ 8.80	$ 12,524	1.72%	0.49%	to	0.85%	(19.25) %	to	(18.96) %
2017	1,021	$ 19.52	to	$ 10.85	$ 17,702	1.76%	0.49%	to	0.85%	26.75%	to	27.20%
2016	994	$ 15.40	to	$ 8.53	$ 14,013	1.09%	0.49%	to	0.85%	19.75%	to	20.20%
LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO (Effective date 4/30/2020)
2020	149	$ 10.55	to	$ 10.56	1,569	8.28%	0.49%	to	0.69%	5.46%	to	5.61%
LVIP BARON GROWTH OPPORTUNITIES FUND
2020	454	$ 77.94	to	$ 23.37	$ 28,474	0.00%	0.49%	to	0.85%	32.94%	to	33.39%
2019	537	$ 58.63	to	$ 17.52	$ 24,580	0.00%	0.49%	to	0.85%	35.23%	to	35.71%
2018	531	$ 43.35	to	$ 12.91	$ 19,100	0.00%	0.49%	to	0.85%	(4.75) %	to	(4.41) %
2017	556	$ 45.52	to	$ 13.50	$ 21,276	0.00%	0.49%	to	0.85%	26.16%	to	26.62%
2016	600	$ 36.08	to	$ 10.66	$ 18,515	0.50%	0.49%	to	0.85%	4.68%	to	5.05%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

MFS VIT II CORE EQUITY PORTFOLIO
(Effective date 12/07/2020)
2020	4	$ 12.92	to	$ 12.92	$ 52	0.00%	0.65%	to	0.65%	29.15%	to	29.15%
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
(Effective date 04/30/2019)
2020	74	$ 12.49	to	$ 12.56	$ 932	2.18%	0.49%	to	0.85%	14.87%	to	15.24%
2019	15	$ 10.87	to	$ 10.90	$ 168	0.36%	0.49%	to	0.85%	8.71%	to	8.97%
MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO
2020	1,632	$ 36.44	to	$ 17.87	$ 44,955	0.85%	0.49%	to	0.85%	19.19%	to	19.64%
2019	1,715	$ 30.57	to	$ 14.94	$ 40,434	1.47%	0.49%	to	0.85%	24.59%	to	25.05%
2018	1,810	$ 24.54	to	$ 11.95	$ 34,789	0.91%	0.49%	to	0.85%	(10.49) %	to	(10.17) %
2017	1,682	$ 27.41	to	$ 13.30	$ 37,536	1.35%	0.49%	to	0.85%	25.75%	to	26.20%
2016	1,515	$ 21.80	to	$ 10.54	$ 27,521	1.16%	0.49%	to	0.85%	2.97%	to	3.33%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/30/2019)
2020	10	$ 10.63	to	$ 10.67	$ 110	1.04%	0.49%	to	0.69%	1.52%	to	1.73%
2019	4	$ 10.47	to	$ 10.47	$ 41	0.71%	0.65%	to	0.69%	4.69%	to	4.72%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2020	51	$ 12.84	to	$ 13.01	$ 654	1.38%	0.49%	to	0.85%	2.95%	to	3.33%
2019	45	$ 12.47	to	$ 12.59	$ 563	1.27%	0.49%	to	0.85%	30.01%	to	30.48%
2018	38	$ 9.59	to	$ 9.65	$ 367	0.89%	0.49%	to	0.85%	(12.21) %	to	(11.88) %
2017	8	$ 10.92	to	$ 10.95	$ 85	0.91%	0.49%	to	0.85%	9.21%	to	9.47%
MFS VIT UTILITIES SERIES
2020	351	$ 20.23	to	$ 14.08	$ 6,653	2.26%	0.49%	to	0.85%	4.74%	to	5.13%
2019	435	$ 19.31	to	$ 13.39	$ 7,837	4.29%	0.49%	to	0.85%	23.75%	to	24.19%
2018	363	$ 15.61	to	$ 10.78	$ 5,437	0.77%	0.49%	to	0.85%	(0.05) %	to	0.32%
2017	468	$ 15.61	to	$ 10.75	$ 7,169	4.23%	0.49%	to	0.85%	13.53%	to	13.94%
2016	444	$ 13.75	to	$ 9.44	$ 6,055	4.04%	0.49%	to	0.85%	10.30%	to	10.69%
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2020	80	$ 44.94	to	$ 44.94	$ 3,652	2.95%	0.85%	to	0.85%	(17.56) %	to	(17.56) %
2019	86	$ 54.51	to	$ 54.51	$ 4,971	1.87%	0.85%	to	0.85%	17.93%	to	17.93%
2018	97	$ 46.22	to	$ 46.22	$ 4,747	2.91%	0.85%	to	0.85%	(8.50) %	to	(8.50) %
2017	118	$ 50.51	to	$ 50.51	$ 6,281	1.48%	0.85%	to	0.85%	2.24%	to	2.24%
2016	157	$ 49.41	to	$ 49.41	$ 7,919	1.40%	0.85%	to	0.85%	5.91%	to	5.91%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2020	34	$ 18.34	to	$ 12.39	$ 566	0.77%	0.49%	to	0.85%	(3.66) %	to	(3.31) %
2019	39	$ 19.04	to	$ 12.81	$ 660	0.22%	0.49%	to	0.85%	15.43%	to	15.86%
2018	52	$ 16.49	to	$ 11.06	$ 791	0.26%	0.49%	to	0.85%	(16.20) %	to	(15.89) %
2017	49	$ 19.68	to	$ 13.15	$ 925	0.44%	0.49%	to	0.85%	15.37%	to	15.77%
2016	54	$ 17.06	to	$ 11.35	$ 874	0.23%	0.49%	to	0.85%	15.01%	to	15.42%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2020	42	$ 17.23	to	$ 17.23	$ 720	0.41%	0.49%	to	0.49%	18.66%	to	18.66%
2019	46	$ 14.52	to	$ 14.52	$ 661	0.30%	0.49%	to	0.49%	24.97%	to	24.97%
2018	42	$ 11.62	to	$ 11.62	$ 484	0.20%	0.49%	to	0.49%	(6.40) %	to	(6.40) %
2017	66	$ 12.41	to	$ 12.41	$ 818	0.35%	0.49%	to	0.49%	17.53%	to	17.53%
2016	66	$ 10.56	to	$ 10.56	$ 696	0.63%	0.49%	to	0.49%	9.10%	to	9.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

NVIT MID CAP INDEX FUND
2020	604	$ 48.30	to	$ 17.30	$ 20,309	1.06%	0.49%	to	0.85%	11.89%	to	12.25%
2019	712	$ 43.17	to	$ 15.41	$ 22,392	1.14%	0.49%	to	0.85%	24.35%	to	24.80%
2018	712	$ 34.72	to	$ 12.34	$ 18,467	1.10%	0.49%	to	0.85%	(12.32) %	to	(12.00) %
2017	734	$ 39.60	to	$ 14.03	$ 22,734	5.06%	0.49%	to	0.85%	14.60%	to	15.01%
2016	698	$ 34.55	to	$ 12.20	$ 20,033	1.21%	0.49%	to	0.85%	19.00%	to	19.43%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2020	205	$ 5.96	to	$ 6.11	$ 1,241	6.88%	0.49%	to	0.85%	0.73%	to	0.94%
2019	231	$ 5.92	to	$ 6.05	$ 1,390	4.51%	0.49%	to	0.85%	10.49%	to	10.90%
2018	215	$ 5.36	to	$ 5.46	$ 1,166	2.11%	0.49%	to	0.85%	(14.87) %	to	(14.55) %
2017	158	$ 6.29	to	$ 6.39	$ 1,006	11.21%	0.49%	to	0.85%	1.30%	to	1.65%
2016	152	$ 6.23	to	$ 6.29	$ 949	1.27%	0.49%	to	0.85%	14.19%	to	14.58%
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
(Effective date 04/28/2017)
2020	69	$ 11.81	to	$ 11.89	$ 791	5.03%	0.49%	to	0.69%	5.98%	to	6.19%
2019	51	$ 11.14	to	$ 11.20	$ 569	4.42%	0.49%	to	0.69%	13.97%	to	14.20%
2018	60	$ 9.78	to	$ 9.81	$ 583	4.18%	0.49%	to	0.69%	(5.39) %	to	(5.20) %
2017	20	$ 10.33	to	$ 10.35	$ 203	3.02%	0.49%	to	0.69%	3.33%	to	3.47%
PIMCO VIT HIGH YIELD PORTFOLIO
2020	1,618	$ 26.65	to	$ 13.41	$ 34,247	5.28%	0.49%	to	0.85%	4.84%	to	5.24%
2019	1,408	$ 25.42	to	$ 12.74	$ 32,438	4.94%	0.49%	to	0.85%	13.76%	to	14.15%
2018	1,300	$ 22.34	to	$ 11.16	$ 26,828	5.09%	0.49%	to	0.85%	(3.48) %	to	(3.12) %
2017	1,573	$ 23.15	to	$ 11.52	$ 33,524	4.87%	0.49%	to	0.85%	5.71%	to	6.10%
2016	1,414	$ 21.90	to	$ 10.86	$ 30,946	5.22%	0.49%	to	0.85%	11.50%	to	11.92%
PIMCO VIT LOW DURATION PORTFOLIO
2020	5,871	$ 14.04	to	$ 10.70	$ 78,240	1.31%	0.49%	to	0.85%	2.14%	to	2.48%
2019	6,209	$ 13.75	to	$ 10.44	$ 81,066	2.77%	0.49%	to	0.85%	3.15%	to	3.52%
2018	6,166	$ 13.33	to	$ 10.08	$ 78,136	1.92%	0.49%	to	0.85%	(0.51) %	to	(0.15) %
2017	5,774	$ 13.40	to	$ 10.10	$ 74,455	1.34%	0.49%	to	0.85%	0.49%	to	0.85%
2016	5,614	$ 13.34	to	$ 10.01	$ 73,774	1.49%	0.49%	to	0.85%	0.55%	to	0.92%
PIMCO VIT REAL RETURN PORTFOLIO
2020	296	$ 11.86	to	$ 11.81	$ 3,516	1.60%	0.49%	to	0.85%	10.73%	to	11.19%
2019	287	$ 10.71	to	$ 10.62	$ 3,059	1.69%	0.49%	to	0.85%	7.52%	to	7.90%
2018	242	$ 9.96	to	$ 9.84	$ 2,387	2.50%	0.49%	to	0.85%	(3.04) %	to	(2.69) %
2017	158	$ 10.27	to	$ 10.12	$ 1,599	2.36%	0.49%	to	0.85%	2.79%	to	3.15%
2016	89	$ 9.99	to	$ 9.81	$ 875	2.01%	0.49%	to	0.85%	(0.10) %	to	4.69%
PIMCO VIT TOTAL RETURN PORTFOLIO
2020	9,139	$ 19.01	to	$ 12.41	$ 149,444	2.31%	0.49%	to	0.85%	7.70%	to	8.16%
2019	9,011	$ 17.65	to	$ 11.47	$ 137,172	3.00%	0.49%	to	0.85%	7.43%	to	7.82%
2018	8,263	$ 16.42	to	$ 10.64	$ 119,934	2.55%	0.49%	to	0.85%	(1.38) %	to	(1.01) %
2017	7,789	$ 16.65	to	$ 10.75	$ 118,557	2.02%	0.49%	to	0.85%	4.03%	to	4.40%
2016	6,632	$ 16.01	to	$ 10.30	$ 100,615	2.08%	0.49%	to	0.85%	1.81%	to	2.18%
PIONEER BOND VCT PORTFOLIO
(Effective date 04/30/2018)
2020	122	$ 11.71	to	$ 11.82	$ 1,435	3.29%	0.49%	to	0.69%	7.55%	to	8.18%
2019	119	$ 10.89	to	$ 10.93	$ 1,297	3.04%	0.49%	to	0.69%	8.53%	to	8.74%
2018	10	$ 10.04	to	$ 10.04	$ 100	1.07%	0.69%	to	0.69%	0.39%	to	0.39%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PIONEER FUND VCT PORTFOLIO
2020	168	$ 44.49	to	$ 22.19	$ 5,141	0.78%	0.49%	to	0.85%	23.22%	to	23.68%
2019	189	$ 36.11	to	$ 17.94	$ 5,051	1.07%	0.49%	to	0.85%	30.22%	to	30.69%
2018	117	$ 27.73	to	$ 13.73	$ 2,927	1.12%	0.49%	to	0.85%	(2.35) %	to	(1.99) %
2017	121	$ 28.39	to	$ 21.94	$ 3,252	1.18%	0.65%	to	0.85%	20.69%	to	20.93%
2016	137	$ 23.53	to	$ 18.14	$ 3,030	1.32%	0.65%	to	0.85%	8.89%	to	9.11%
PIONEER MID CAP VALUE VCT PORTFOLIO
2020	63	$ 19.95	to	$ 13.39	$ 1,250	1.06%	0.49%	to	0.85%	1.03%	to	1.37%
2019	73	$ 19.75	to	$ 13.21	$ 1,448	1.09%	0.49%	to	0.85%	27.00%	to	27.46%
2018	86	$ 15.55	to	$ 10.36	$ 1,303	0.47%	0.49%	to	0.85%	(20.18) %	to	(19.89) %
2017	96	$ 19.49	to	$ 12.94	$ 1,835	0.60%	0.49%	to	0.85%	11.92%	to	12.31%
2016	113	$ 17.41	to	$ 11.52	$ 1,941	0.46%	0.49%	to	0.85%	15.25%	to	15.66%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2020	206	$ 54.81	to	$ 24.49	$ 8,766	0.00%	0.49%	to	0.85%	37.98%	to	38.53%
2019	221	$ 39.72	to	$ 17.68	$ 7,307	0.00%	0.49%	to	0.85%	31.96%	to	32.43%
2018	261	$ 30.10	to	$ 13.35	$ 6,217	0.00%	0.49%	to	0.85%	(7.28) %	to	(6.94) %
2017	197	$ 32.46	to	$ 14.35	$ 5,714	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
2016	207	$ 25.18	to	$ 11.09	$ 4,691	0.00%	0.49%	to	0.85%	2.86%	to	3.23%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2020	43	$ 42.93	to	$ 43.94	$ 1,828	0.00%	0.65%	to	0.85%	27.40%	to	27.66%
2019	46	$ 26.83	to	$ 34.42	$ 1,559	0.00%	0.65%	to	0.85%	27.28%	to	27.53%
2018	50	$ 21.08	to	$ 26.99	$ 1,302	0.00%	0.65%	to	0.85%	(6.04) %	to	(5.85) %
2017	50	$ 28.17	to	$ 28.66	$ 1,396	0.00%	0.65%	to	0.85%	24.23%	to	24.47%
2016	67	$ 22.68	to	$ 10.93	$ 1,436	0.00%	0.49%	to	0.85%	2.48%	to	2.84%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
2020	49	$ 10.22	to	$ 6.24	$ 485	0.00%	0.49%	to	0.85%	10.83%	to	11.20%
2019	63	$ 9.22	to	$ 5.61	$ 573	0.00%	0.49%	to	0.85%	9.32%	to	9.71%
2018	79	$ 8.43	to	$ 5.11	$ 630	0.00%	0.49%	to	0.85%	(19.11) %	to	(18.81) %
2017	84	$ 10.42	to	$ 6.29	$ 834	0.00%	0.49%	to	0.85%	(1.38) %	to	(1.02) %
2016	94	$ 10.57	to	$ 6.36	$ 953	0.00%	0.49%	to	0.85%	23.77%	to	24.20%
PUTNAM VT EQUITY INCOME FUND
2020	566	$ 29.20	to	$ 17.06	$ 14,452	1.86%	0.49%	to	0.85%	4.92%	to	5.29%
2019	737	$ 27.83	to	$ 16.20	$ 16,813	1.86%	0.49%	to	0.85%	29.30%	to	29.76%
2018	612	$ 21.53	to	$ 12.48	$ 11,559	0.72%	0.49%	to	0.85%	(9.27) %	to	(8.94) %
2017	624	$ 23.73	to	$ 13.71	$ 13,005	1.77%	0.49%	to	0.85%	17.77%	to	18.19%
2016	641	$ 20.15	to	$ 11.60	$ 12,018	1.79%	0.49%	to	0.85%	12.69%	to	13.09%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 04/29/2016)
2020	61	$ 14.56	to	$ 14.81	$ 890	2.29%	0.49%	to	0.85%	11.66%	to	12.01%
2019	64	$ 13.04	to	$ 13.22	$ 838	1.82%	0.49%	to	0.85%	16.42%	to	16.84%
2018	85	$ 11.20	to	$ 11.31	$ 953	2.50%	0.49%	to	0.85%	(7.82) %	to	(7.48) %
2017	29	$ 12.19	to	$ 12.23	$ 355	1.17%	0.49%	to	0.65%	14.91%	to	15.10%
2016	14	$ 10.61	to	$ 10.61	$ 150	0.00%	0.65%	to	0.65%	6.11%	to	6.11%
PUTNAM VT GLOBAL HEALTH CARE FUND
2020	160	$ 29.13	to	$ 19.05	$ 4,566	0.53%	0.49%	to	0.85%	15.27%	to	15.73%
2019	188	$ 25.27	to	$ 16.46	$ 4,690	0.00%	0.49%	to	0.85%	29.19%	to	29.66%
2018	217	$ 19.56	to	$ 12.70	$ 4,169	1.04%	0.49%	to	0.85%	(1.44) %	to	(1.08) %
2017	267	$ 19.84	to	$ 12.84	$ 5,210	0.54%	0.49%	to	0.85%	14.33%	to	14.74%
2016	326	$ 17.36	to	$ 11.19	$ 5,686	0.00%	0.49%	to	0.85%	(12.10) %	to	(11.79) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT INCOME FUND
2020	550	$ 11.93	to	$ 12.17	$ 6,656	5.33%	0.49%	to	0.85%	5.07%	to	5.47%
2019	819	$ 11.35	to	$ 11.54	$ 9,414	2.14%	0.49%	to	0.85%	11.29%	to	11.70%
2018	387	$ 10.19	to	$ 10.33	$ 3,978	4.03%	0.49%	to	0.85%	(0.49) %	to	(0.13) %
2017	129	$ 10.24	to	$ 10.34	$ 1,330	3.79%	0.49%	to	0.85%	5.01%	to	5.39%
2016	69	$ 9.75	to	$ 9.81	$ 679	3.00%	0.49%	to	0.85%	1.40%	to	1.76%
PUTNAM VT INTERNATIONAL EQUITY FUND
(Effective date 04/29/2016)
2020	109	$ 13.96	to	$ 14.20	$ 1,537	1.96%	0.49%	to	0.85%	11.40%	to	11.77%
2019	108	$ 12.53	to	$ 12.70	$ 1,364	1.61%	0.49%	to	0.85%	24.49%	to	24.95%
2018	102	$ 10.11	to	$ 10.16	$ 1,036	1.41%	0.49%	to	0.69%	(19.51) %	to	(19.35) %
2017	59	$ 12.56	to	$ 12.60	$ 736	1.78%	0.49%	to	0.69%	26.06%	to	26.32%
2016	27	$ 9.96	to	$ 9.98	$ 271	0.00%	0.49%	to	0.69%	(0.38) %	to	(0.25) %
PUTNAM VT INTERNATIONAL VALUE FUND
2020	105	$ 11.31	to	$ 11.44	$ 1,202	2.63%	0.49%	to	0.69%	3.51%	to	3.72%
2019	83	$ 10.85	to	$ 11.03	$ 908	2.85%	0.49%	to	0.85%	19.42%	to	19.85%
2018	88	$ 9.14	to	$ 9.20	$ 812	2.03%	0.49%	to	0.69%	(17.95) %	to	(17.79) %
2017	59	$ 11.13	to	$ 11.19	$ 663	1.75%	0.49%	to	0.69%	24.19%	to	24.45%
2016	48	$ 8.96	to	$ 8.99	$ 428	2.08%	0.49%	to	0.69%	0.59%	to	0.80%
PUTNAM VT MORTGAGE SECURITIES FUND
2020	395	$ 11.90	to	$ 10.97	$ 4,609	9.68%	0.49%	to	0.85%	(2.40) %	to	(2.03) %
2019	543	$ 12.19	to	$ 11.20	$ 6,460	2.18%	0.49%	to	0.85%	12.25%	to	12.64%
2018	531	$ 10.86	to	$ 9.94	$ 5,669	2.83%	0.49%	to	0.85%	(1.76) %	to	(1.39) %
2017	657	$ 11.05	to	$ 10.08	$ 7,117	2.47%	0.49%	to	0.85%	1.11%	to	1.46%
2016	1,134	$ 10.93	to	$ 9.94	$ 12,072	1.99%	0.49%	to	0.85%	(0.65) %	to	(0.28) %
PUTNAM VT MULTI-CAP CORE FUND
2020	58	$ 20.50	to	$ 20.48	$ 1,193	1.33%	0.49%	to	0.85%	16.64%	to	17.08%
2019	59	$ 17.14	to	$ 17.49	$ 1,028	1.35%	0.49%	to	0.85%	30.89%	to	31.36%
2018	56	$ 13.10	to	$ 13.32	$ 752	1.28%	0.49%	to	0.85%	(8.24) %	to	(7.90) %
2017	62	$ 14.27	to	$ 14.46	$ 902	1.25%	0.49%	to	0.85%	22.10%	to	22.54%
2016	62	$ 11.98	to	$ 11.80	$ 737	1.56%	0.49%	to	0.85%	11.40%	to	11.80%
PUTNAM VT SMALL CAP VALUE FUND
2020	10	$ 12.85	to	$ 13.00	$ 135	1.16%	0.65%	to	0.85%	3.33%	to	3.52%
2019	3	$ 12.44	to	$ 12.56	$ 32	0.96%	0.65%	to	0.85%	23.48%	to	23.72%
2018	2	$ 10.07	to	$ 10.15	$ 25	0.48%	0.65%	to	0.85%	(20.37) %	to	(20.21) %
2017	3	$ 12.65	to	$ 12.72	$ 38	1.65%	0.65%	to	0.85%	7.22%	to	7.45%
2016	1	$ 11.80	to	$ 11.84	$ 18	1.39%	0.65%	to	0.85%	26.71%	to	26.96%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
2020	118	$ 24.06	to	$ 11.39	$ 2,855	0.92%	0.49%	to	0.85%	(8.10) %	to	(7.81) %
2019	127	$ 26.18	to	$ 12.35	$ 3,373	0.42%	0.49%	to	0.85%	17.44%	to	17.86%
2018	137	$ 22.30	to	$ 10.47	$ 3,092	0.29%	0.49%	to	0.85%	(9.28) %	to	(8.94) %
2017	145	$ 24.58	to	$ 11.50	$ 3,605	0.77%	0.49%	to	0.85%	4.22%	to	4.59%
2016	166	$ 23.58	to	$ 11.00	$ 3,933	1.53%	0.49%	to	0.85%	19.52%	to	19.95%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2020	15,299	$ 12.91	to	$ 10.09	$ 168,645	0.14%	0.49%	to	0.85%	(0.58) %	to	(0.16) %
2019	11,949	$ 12.98	to	$ 10.11	$ 134,758	1.88%	0.49%	to	0.85%	1.05%	to	1.41%
2018	11,061	$ 12.84	to	$ 9.97	$ 124,026	1.54%	0.49%	to	0.85%	0.67%	to	1.03%
2017	7,416	$ 12.76	to	$ 9.87	$ 83,485	0.44%	0.49%	to	0.85%	(0.41) %	to	(0.05) %
2016	8,256	$ 12.81	to	$ 9.88	$ 93,377	0.01%	0.49%	to	0.85%	(0.83) %	to	(0.47) %
SCHWAB S&P 500 INDEX PORTFOLIO
2020	17,059	$ 64.87	to	$ 21.45	$ 511,660	1.21%	0.49%	to	0.85%	17.28%	to	17.67%
2019	16,583	$ 55.31	to	$ 18.23	$ 438,290	1.81%	0.49%	to	0.85%	30.37%	to	30.84%
2018	15,012	$ 42.43	to	$ 13.93	$ 321,809	1.68%	0.49%	to	0.85%	(5.22) %	to	(4.87) %
2017	13,516	$ 44.76	to	$ 14.64	$ 328,558	1.63%	0.49%	to	0.85%	20.70%	to	21.13%
2016	12,396	$ 37.09	to	$ 12.09	$ 267,910	1.78%	0.49%	to	0.85%	10.74%	to	11.13%
SCHWAB VIT BALANCED PORTFOLIO
(Effective date 04/29/2016)
2020	492	$ 12.85	to	$ 12.97	$ 6,373	1.93%	0.49%	to	0.69%	7.45%	to	7.74%
2019	571	$ 11.96	to	$ 12.04	$ 6,873	1.58%	0.49%	to	0.69%	13.46%	to	13.69%
2018	429	$ 10.54	to	$ 10.59	$ 4,544	1.19%	0.49%	to	0.69%	(5.29) %	to	(5.10) %
2017	221	$ 11.13	to	$ 11.16	$ 2,463	0.84%	0.49%	to	0.69%	9.25%	to	9.46%
2016	18	$ 10.20	to	$ 10.20	$ 182	0.00%	0.49%	to	0.49%	1.99%	to	1.99%
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
(Effective date 04/29/2016)
2020	501	$ 13.86	to	$ 13.99	$ 6,996	2.18%	0.49%	to	0.69%	9.29%	to	9.54%
2019	574	$ 12.68	to	$ 12.77	$ 7,323	1.73%	0.49%	to	0.69%	17.24%	to	17.47%
2018	432	$ 10.81	to	$ 10.87	$ 4,687	1.37%	0.49%	to	0.69%	(7.35) %	to	(7.17) %
2017	254	$ 11.67	to	$ 11.71	$ 2,966	1.31%	0.49%	to	0.69%	12.92%	to	13.15%
2016	248	$ 10.33	to	$ 10.35	$ 2,560	0.22%	0.49%	to	0.69%	3.35%	to	3.48%
SCHWAB VIT GROWTH PORTFOLIO
(Effective date 04/29/2016)
2020	292	$ 14.73	to	$ 14.87	$ 4,342	2.47%	0.49%	to	0.69%	10.57%	to	10.77%
2019	235	$ 13.32	to	$ 13.42	$ 3,149	1.76%	0.49%	to	0.69%	20.01%	to	20.25%
2018	235	$ 11.10	to	$ 11.16	$ 2,627	0.58%	0.49%	to	0.69%	(8.99) %	to	(8.80) %
2017	47	$ 12.19	to	$ 12.24	$ 579	1.67%	0.49%	to	0.69%	16.33%	to	16.57%
2016	6	$ 10.48	to	$ 10.50	$ 58	0.00%	0.49%	to	0.69%	4.82%	to	4.96%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2020	62	$ 25.57	to	$ 25.91	$ 1,611	0.00%	0.49%	to	0.69%	28.71%	to	28.99%
2019	58	$ 19.87	to	$ 20.09	$ 1,171	0.00%	0.49%	to	0.69%	28.06%	to	28.31%
2018	97	$ 15.51	to	$ 15.66	$ 1,522	0.00%	0.49%	to	0.69%	0.41%	to	0.61%
2017	27	$ 15.45	to	$ 15.56	$ 427	0.00%	0.49%	to	0.69%	26.71%	to	26.96%
2016	22	$ 12.19	to	$ 12.26	$ 272	0.00%	0.49%	to	0.69%	(11.10) %	to	(10.92) %
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
2020	163	$ 25.71	to	$ 25.22	$ 4,156	0.00%	0.65%	to	0.85%	28.17%	to	28.43%
2019	121	$ 19.42	to	$ 20.29	$ 2,475	0.00%	0.65%	to	0.85%	27.54%	to	27.80%
2018	129	$ 15.73	to	$ 15.88	$ 2,072	0.00%	0.65%	to	0.85%	(0.01) %	to	0.20%
2017	112	$ 15.73	to	$ 15.33	$ 1,822	0.00%	0.65%	to	0.85%	26.24%	to	26.49%
2016	141	$ 12.06	to	$ 12.12	$ 1,762	0.00%	0.65%	to	0.85%	(11.47) %	to	(11.30) %
TEMPLETON FOREIGN VIP FUND
2020	521	$ 12.60	to	$ 9.20	$ 6,240	3.58%	0.49%	to	0.85%	(2.01) %	to	(1.68) %
2019	586	$ 12.86	to	$ 9.36	$ 7,197	1.76%	0.49%	to	0.85%	11.58%	to	11.98%
2018	637	$ 11.52	to	$ 8.36	$ 6,933	2.67%	0.49%	to	0.85%	(16.16) %	to	(15.86) %
2017	716	$ 13.75	to	$ 9.93	$ 9,228	2.59%	0.49%	to	0.85%	15.71%	to	16.13%
2016	648	$ 11.88	to	$ 8.55	$ 7,223	1.96%	0.49%	to	0.85%	6.27%	to	6.66%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

TEMPLETON GLOBAL BOND VIP FUND
2020	928	$ 9.43	to	$ 9.48	$ 8,884	8.91%	0.49%	to	0.85%	(6.08) %	to	(5.71) %
2019	932	$ 9.85	to	$ 10.05	$ 9,464	7.07%	0.49%	to	0.85%	1.15%	to	1.51%
2018	942	$ 9.74	to	$ 9.90	$ 9,391	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2017	821	$ 9.64	to	$ 9.76	$ 8,093	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2016	667	$ 9.71	to	$ 9.63	$ 6,521	0.00%	0.49%	to	0.85%	2.07%	to	2.44%
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
2020	111	$ 10.28	to	$ 10.59	$ 1,164	2.87%	0.65%	to	0.85%	(3.26) %	to	(3.02) %
2019	120	$ 10.63	to	$ 10.92	$ 1,311	0.27%	0.65%	to	0.85%	11.51%	to	11.73%
2018	131	$ 9.53	to	$ 9.78	$ 1,286	1.81%	0.65%	to	0.85%	(21.02) %	to	(20.86) %
2017	150	$ 12.07	to	$ 12.35	$ 1,853	0.81%	0.65%	to	0.85%	12.64%	to	12.86%
2016	173	$ 10.72	to	$ 10.95	$ 1,896	0.79%	0.65%	to	0.85%	11.28%	to	11.50%
TOUCHSTONE VST BOND FUND
2020	518	$ 14.99	to	$ 11.82	$ 7,345	1.95%	0.49%	to	0.85%	8.81%	to	9.16%
2019	476	$ 13.78	to	$ 10.83	$ 6,087	1.24%	0.49%	to	0.85%	9.53%	to	9.92%
2018	640	$ 12.58	to	$ 9.85	$ 7,336	2.16%	0.49%	to	0.85%	(2.71) %	to	(2.36) %
2017	731	$ 12.94	to	$ 10.09	$ 8,628	0.00%	0.49%	to	0.85%	2.80%	to	3.17%
2016	902	$ 12.58	to	$ 9.78	$ 10,350	1.82%	0.49%	to	0.85%	(0.04) %	to	0.32%
TOUCHSTONE VST COMMON STOCK FUND
2020	221	$ 45.03	to	$ 20.59	$ 9,644	0.66%	0.49%	to	0.85%	22.64%	to	23.06%
2019	279	$ 36.72	to	$ 16.73	$ 9,724	0.53%	0.49%	to	0.85%	27.49%	to	27.95%
2018	327	$ 28.80	to	$ 13.07	$ 8,816	1.26%	0.49%	to	0.85%	(8.83) %	to	(8.50) %
2017	375	$ 31.59	to	$ 14.29	$ 10,741	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
2016	363	$ 26.22	to	$ 11.82	$ 8,846	1.67%	0.49%	to	0.85%	10.32%	to	10.71%
TOUCHSTONE VST COMMON STOCK FUND CLASS SC
2020	224	$ 44.71	to	$ 20.08	$ 4,503	0.67%	0.49%	to	0.85%	22.45%	to	22.88%
2019	127	$ 36.51	to	$ 16.34	$ 4,012	1.21%	0.49%	to	0.85%	26.22%	to	26.68%
2018	144	$ 28.93	to	$ 12.90	$ 3,510	0.46%	0.49%	to	0.85%	(8.76) %	to	(8.43) %
2017	142	$ 31.70	to	$ 14.09	$ 3,950	0.54%	0.49%	to	0.85%	12.68%	to	13.09%
2016	140	$ 28.14	to	$ 12.46	$ 3,558	0.00%	0.49%	to	0.85%	12.16%	to	12.56%
TOUCHSTONE VST SMALL COMPANY FUND
2020	224	$ 43.95	to	$ 19.20	$ 6,839	0.17%	0.49%	to	0.85%	17.68%	to	18.08%
2019	262	$ 37.35	to	$ 16.26	$ 7,015	0.02%	0.49%	to	0.85%	20.37%	to	20.80%
2018	277	$ 31.03	to	$ 13.46	$ 6,249	0.00%	0.49%	to	0.85%	(8.76) %	to	(8.43) %
2017	212	$ 34.00	to	$ 14.69	$ 5,473	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
2016	183	$ 28.79	to	$ 12.40	$ 4,378	0.08%	0.49%	to	0.85%	19.21%	to	19.64%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2020	795	$ 10.70	to	$ 6.47	$ 5,703	1.03%	0.49%	to	0.85%	17.83%	to	18.29%
2019	313	$ 9.08	to	$ 5.47	$ 2,434	0.00%	0.49%	to	0.85%	10.60%	to	10.99%
2018	305	$ 8.21	to	$ 4.93	$ 2,199	0.00%	0.49%	to	0.85%	(29.04) %	to	(28.77) %
2017	317	$ 11.57	to	$ 6.92	$ 3,234	0.00%	0.49%	to	0.85%	(2.80) %	to	(2.45) %
2016	308	$ 11.90	to	$ 7.10	$ 3,354	0.38%	0.49%	to	0.85%	42.20%	to	42.70%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
2020	295	$ 13.34	to	$ 10.84	$ 4,021	7.88%	0.49%	to	0.85%	7.99%	to	8.41%
2019	300	$ 12.35	to	$ 10.00	$ 3,745	0.35%	0.49%	to	0.85%	11.66%	to	12.07%
2018	341	$ 11.06	to	$ 8.93	$ 3,798	7.60%	0.49%	to	0.85%	(6.94) %	to	(6.60) %
2017	401	$ 11.88	to	$ 9.56	$ 4,782	2.44%	0.49%	to	0.85%	11.30%	to	11.70%
2016	534	$ 10.68	to	$ 8.56	$ 5,647	0.00%	0.49%	to	0.85%	5.52%	to	5.90%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

VANGUARD VIF CAPITAL GROWTH PORTFOLIO
2020	247	$ 22.71	to	$ 23.02	$ 5,699	1.61%	0.49%	to	0.69%	16.66%	to	16.89%
2019	305	$ 19.47	to	$ 19.69	$ 6,001	1.09%	0.49%	to	0.69%	25.63%	to	25.87%
2018	375	$ 15.50	to	$ 15.64	$ 5,848	0.82%	0.49%	to	0.69%	(1.86) %	to	(1.66) %
2017	337	$ 15.79	to	$ 15.91	$ 5,348	0.95%	0.49%	to	0.69%	27.95%	to	28.20%
2016	209	$ 12.34	to	$ 12.41	$ 2,590	1.04%	0.49%	to	0.69%	10.08%	to	10.30%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
2020	368	$ 15.82	to	$ 16.03	$ 5,911	2.82%	0.49%	to	0.69%	10.99%	to	11.22%
2019	372	$ 14.25	to	$ 14.41	$ 5,365	2.66%	0.49%	to	0.69%	24.83%	to	25.08%
2018	371	$ 11.41	to	$ 11.52	$ 4,264	2.20%	0.49%	to	0.69%	(9.75) %	to	(9.56) %
2017	319	$ 12.65	to	$ 12.74	$ 4,050	2.11%	0.49%	to	0.69%	12.39%	to	12.61%
2016	166	$ 11.25	to	$ 11.31	$ 1,878	2.02%	0.49%	to	0.69%	12.18%	to	12.41%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
2020	798	$ 18.95	to	$ 19.20	$ 15,285	1.62%	0.49%	to	0.69%	17.27%	to	17.52%
2019	792	$ 16.16	to	$ 16.34	$ 12,910	1.42%	0.49%	to	0.69%	29.97%	to	30.24%
2018	756	$ 12.43	to	$ 12.55	$ 9,469	1.00%	0.49%	to	0.69%	(9.96) %	to	(9.78) %
2017	465	$ 13.81	to	$ 13.91	$ 6,453	0.94%	0.49%	to	0.69%	18.27%	to	18.50%
2016	270	$ 11.68	to	$ 11.74	$ 3,164	1.01%	0.49%	to	0.69%	10.35%	to	10.58%
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
2020	306	$ 14.47	to	$ 14.66	$ 4,485	2.85%	0.49%	to	0.69%	(5.51) %	to	(5.31) %
2019	397	$ 15.31	to	$ 15.48	$ 6,143	2.35%	0.49%	to	0.69%	27.92%	to	28.17%
2018	294	$ 11.97	to	$ 12.08	$ 3,548	3.01%	0.49%	to	0.69%	(6.01) %	to	(5.82) %
2017	257	$ 12.73	to	$ 12.82	$ 3,292	2.24%	0.49%	to	0.69%	4.06%	to	4.27%
2016	208	$ 12.24	to	$ 12.30	$ 2,551	2.09%	0.49%	to	0.69%	7.62%	to	7.83%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
2020	221	$ 20.94	to	$ 21.22	$ 4,689	0.75%	0.49%	to	0.69%	22.37%	to	22.56%
2019	254	$ 17.11	to	$ 17.31	$ 4,383	0.46%	0.49%	to	0.69%	27.23%	to	27.48%
2018	241	$ 13.45	to	$ 13.58	$ 3,261	0.32%	0.49%	to	0.69%	(7.90) %	to	(7.72) %
2017	163	$ 14.61	to	$ 14.71	$ 2,389	0.40%	0.49%	to	0.69%	22.62%	to	22.86%
2016	101	$ 11.91	to	$ 11.97	$ 1,207	0.26%	0.49%	to	0.69%	14.14%	to	14.38%
WELLS FARGO VT DISCOVERY FUND
2020	313	$ 90.07	to	$ 29.77	$ 15,996	0.00%	0.49%	to	0.85%	61.27%	to	61.88%
2019	292	$ 55.85	to	$ 18.39	$ 8,913	0.00%	0.49%	to	0.85%	37.85%	to	38.33%
2018	255	$ 40.52	to	$ 13.30	$ 6,204	0.00%	0.49%	to	0.85%	(7.86) %	to	(7.51) %
2017	285	$ 43.97	to	$ 14.38	$ 7,263	0.00%	0.49%	to	0.85%	28.04%	to	28.49%
2016	240	$ 34.34	to	$ 11.14	$ 5,202	0.00%	0.65%	to	0.85%	6.74%	to	6.95%
WELLS FARGO VT OMEGA GROWTH FUND
2020	140	$ 27.75	to	$ 27.16	$ 3,932	0.00%	0.65%	to	0.85%	42.00%	to	42.27%
2019	107	$ 19.54	to	$ 19.09	$ 2,106	0.00%	0.65%	to	0.85%	35.89%	to	36.16%
2018	98	$ 13.89	to	$ 14.52	$ 1,388	0.00%	0.65%	to	0.85%	(0.58) %	to	(0.38) %
2017	80	$ 14.47	to	$ 14.07	$ 1,144	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
2016	59	$ 10.84	to	$ 10.53	$ 630	0.00%	0.65%	to	0.85%	(0.33) %	to	(0.13) %
WELLS FARGO VT OPPORTUNITY FUND
2020	158	$ 51.25	to	$ 19.60	$ 6,468	0.47%	0.65%	to	0.85%	19.97%	to	20.22%
2019	176	$ 42.72	to	$ 16.45	$ 6,093	0.28%	0.49%	to	0.85%	30.35%	to	30.82%
2018	207	$ 32.77	to	$ 12.48	$ 5,484	0.19%	0.65%	to	0.85%	(7.94) %	to	(7.75) %
2017	232	$ 35.59	to	$ 13.53	$ 6,625	0.68%	0.65%	to	0.85%	19.42%	to	19.67%
2016	239	$ 29.81	to	$ 11.31	$ 5,714	1.96%	0.65%	to	0.85%	11.28%	to	11.50%

(Concluded)

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A” or the
“Depositor”) and subsidiaries as of December 31, 2020 and 2019, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2020, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-
1 Series Account of GWL&A (the “Series Account”) as of December 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented is filed herewith.

(b)	Exhibits
(1)
Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the initial Registration Statement on Form N-4 filed on February 22, 1996
(File No. 333-01153).

	(2)	Not applicable.
	(3)	(a)
Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp
Equities, Inc.) is incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4, filed on April 21, 2003 (File No. 333-52956).

(b)
Selling Agreement between Depositor and GWFS Equities, Inc. and Charles Schwab & Company,
Inc., dated June 11, 2014, is incorporated by reference to Post-Effective Amendment No. 3 to the
Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).

		(c)	Distribution Agreement between Depositor and Investment Distributors, Inc. (“IDI”) dated October 5, 2020 is filed herewith.
		(d)	Assignment Agreement between Depositor, Great-West Life & Annuity Insurance Company of New York, GWFS Equities, Inc., Investment Distributors, Inc. and Charles Schwab & Co., Inc. is filed herewith.
	(4)	(a)	Form of the variable annuity contract is incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194099).
(b)
Form of variable annuity contract amendment is incorporated by reference to Registrant's Post-
Effective Amendment No. 2 to the Registration Statement, filed on December 19, 2014 (File No. 333-
194099).

(c)
Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to the
Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014
(File No. 333-194099).

(d)
Form of Guaranteed Lifetime Withdrawal Benefit Rider V2 is incorporated by reference to
Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed on
February 10, 2017 (File No. 333-194099).

		(e)	Form of Amended Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed on February 11, 2019 (File No. 333-194099).
(f)
Form of Individual Retirement Annuity Endorsement is incorporated by reference to the Registrant's
Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-
194099).

(g)
Form of Roth Individual Retirement Endorsement is incorporated by reference to the Registrant's Pre-
Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-
194099).

	(h)	Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed on February 11, 2019 (File No. 333-194099).
	(i)	Form of Restricted Beneficiary Payout Options Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed on February 11, 2019 (File No. 333-194099).
	(j)	Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed on February 11, 2019 (File No. 333-194099).
	(k)	Form of SECURE Act Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed on April 14, 2020 (File No. 333-194099).
(5)	(a)	Form of application is incorporated by reference to the Registrant's initial Registration Statement on Form N-4, filed on February 24, 2014 (File No. 333-194099).
	(b)	Form of application is is incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on April 12, 2019 (File No. 333-194099).
(6)	(a)
Amended and Restated Articles of Incorporation of Depositor are incorporated by reference to Post-
Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on April 20, 2015 (File
No. 333-194043).

	(b)	Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on April 20, 2015 (File No. 333-194043).
(7)	Not applicable.
(8)	(a)	Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post- Effective Amendment No. 19 on Form N-4 filed on April 25, 2008 (File No. 333-52956).
(b)
Participation Agreement with Alger American Fund dated October 25, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30,
1996 (File No. 811-07549).

(c)
Amendment to Participation Agreement with Alger American Fund dated March 25, 1999, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4,
filed April 12, 2002 (File No. 333-01153).

(d)
Amendment to Participation Agreement with Alger American Fund dated February 7, 2001, is incorporated by reference to Pre- Effective Amendment No. 1 to Registration Statement on Form N-4,
filed April 24, 2001 (File No. 333-52956).

(e)
Amendment to Participation Agreement with Alger American Fund dated May 13, 2003 is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4, filed May 29, 2003 (File No. 333-52956).

(f)
Amendment to Participation Agreement with Alger American Fund dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on
Form N-4, filed December 30, 2011 (File No. 333-176926).

(g)
Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. (formerly
Alliance Variable Products Series Fund, Inc.), dated April 30, 2001, is incorporated by reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No.
333-52956).

(h)
Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund dated
May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N- 4, filed May 29, 2003 (File No. 333-52956).

(i)
Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund dated
April 2005 is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on
April 29, 2005 (File No. 333-52956).

(j)
Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc.
dated July 25, 2008, is incorporated by reference to Post-Effective Amendment No. 20 to the
Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).

(k)
Participation Agreement with ALPS Variable Investment Trust dated December 17, 2014 and
Amendment to Participation Agreement with ALPS Variable Investment Trust dated March 8, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration
Statement on Form N-4 filed on February 10, 2017 (File No. 333-194099).

(l)
Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI
Portfolios Inc.) dated October 24, 1996, is incorporated by reference to Pre-Effective Amendment No.
2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).

(m)
Amendment to Participation Agreement with American Century Variable Portfolios dated
February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(n)
Amendment to Participation Agreement with American Century Variable Portfolios dated
February 15, 2001, is incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4, filed April 12, 2002 (File No. 333-01153);

(o)
Amendment to Participation Agreement with American Century Variable Portfolios dated May 13,
2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on
Form N-4, filed May 29, 2003 (File No. 333-52956).

(p)
Participation Agreement with American Funds Insurance Series dated January 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on
June 24, 2015 (File No. 333-203262).

(q)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated
September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4
Registration Statement filed on June 24, 2015 (File No. 333-203262).

(r)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated August 28,
2013, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement
filed on June 24, 2015 (File No. 333-203262).

(s)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated April 3,
2014, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement
filed on June 24, 2015 (File No. 333-203262).

(t)
Participation Agreement with Blackrock Variable Series Funds, Inc. dated April 1, 2014, is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form
N-4 filed on April 20, 2015 (File No. 333-194043).

(u)
Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund)
dated May 1, 1999, is incorporated by reference to Post-Effective Amendment No. 9 to Registration
Statement on Form N-4, filed April 18, 2003 (File No. 333-01153).

(v)
Amendment to Participation Agreement with BNY Mellon Investment Fund (formerly
Dreyfus Investment Fund) dated March 20, 2001, is incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(w)
Amendment to Participation Agreement with BNY Mellon Investment Fund (formerly
Dreyfus Investment Fund) dated May 21, 2003, is incorporated by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(x)
Participation Agreement with Columbia Funds Variable Insurance Trust dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form
N-4, filed April 16, 2010 (File No. 333-52956).

(y)
Participation Agreement with Columbia Funds Variable Insurance Trust I dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form
N-4, filed April 16, 2010 (File No.333-52956).

(z)
Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust), dated April 20, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(aa)
Amendment to Participation Agreement with Delaware VIP Trust dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed
May 29, 2003 (File No. 333-52956).

(bb)
Amendment to Participation Agreement with Delaware VIP Trust dated April 2005, is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-
52956).

(cc)
Amendment to Participation Agreement with Delaware VIP Trust dated November 14, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on
Form N-4, filed December 30, 2011 (File No. 333-176926).

(dd)
Participation Agreement with DFA Investment Dimensions Group Inc. is incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on April 20, 2015
(File No. 333-194043).

(ee)
Participation Agreement with Scudder Kemper Investments (now known as DWS Investment VIT
Series), dated February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(ff)
Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) dated
May 1, 2001, is incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4, filed April 16, 2002 (File No. 333-52956).

(gg)
Amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable
Series II), dated April 8, 2005, is incorporated by reference to Post-Effective Amendment No. 16 on
Form N-4 filed on April 29, 2005 (File No. 333-52956).

(hh)
Participation Agreement with Federated Insurance Series dated October 26, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30,
1996 (File No. 811- 07549).

(ii)
Amendment to Participation Agreement with Federated Insurance Series dated February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4,
filed April 24, 2001 (File No. 333-52956).

(jj)
Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2000, is incorporated by reference to amended Registration Statement on Form N-4 filed on April 24, 2008
(File No. 333- 147743).

(kk)
Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated
May 1, 2006, is incorporated by reference to amended Registration Statement on Form N-4 filed on
April 24, 2008 (File No. 333-147743).

(ll)
Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated
May 1, 2008, is incorporated by reference to amended Registration Statement on Form N-4 filed on
April 24, 2008 (File No. 333-147743).

(mm)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated May 1, 1999, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on
June 24, 2015 (File No. 333-203262).

(nn)
Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated
April 11, 2014 is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration
Statement filed on June 24, 2015 (File No. 333-203262).

(oo)
Participation Agreement with Great-West Funds, Inc. dated December 15, 2011, is incorporated by reference to Post- Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on
April 20, 2015 (File No. 333-194043).

(pp)	Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811- 07549).
(qq)
Amendment to Participation Agreement with Janus Aspen Series dated February 7, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4,
filed April 24, 2001 (File No. 333-52956).

(rr)
Amendment to Participation Agreement with Janus Aspen Series dated February 9, 1999, is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4,
filed April 16, 2002 (File No. 333-52956).

(ss)
Amendment to Participation Agreement with Janus Aspen Series dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed
May 29, 2003 (File No. 333-52956).

(tt)
Amendment to Participation Agreement with Janus Aspen Series dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on
Form N-4, filed December 30, 2011 (File No. 333-176926).

(uu)
Participation Agreement with J.P. Morgan Insurance Trust dated April 24, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed
April 16, 2010 (File No. 333-52956).

(vv)
Participation Agreement and Amendment to Participation Agreement with J.P. Morgan Series Trust II, both dated April 20, 2001, are incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(ww)
Participation Agreement with Lazard Retirement Series dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed
April 16, 2010 (File No. 333-52956).

(xx)
Amendment to Participation Agreement with Lazard Retirement Series dated October 3, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on
Form N-4, filed December 30, 2011 (File No. 333-176926).

(yy)
Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners
Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services,
LLC dated May 20, 2014, is incorporated by reference to Post-Effective Amendment No. 3 to the
Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).

(zz)
Participation Agreement with Lincoln Variable Insurance Products Trust (formerly Baron Capital
Asset Fund) dated April 1, 1999 is incorporated by reference to Post-Effective Amendment No. 9 on
Form N- 4, filed April 18, 2003 (File No. 333-01153).

(aaa)	Amendment to Participation Agreement with Baron Capital Trust dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(bbb)
Participation Agreement with Lord Abbett Series Fund, Inc. dated September 8, 2011, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-
70963).

(ccc)
Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated August 21, 2013, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019
(File No. 333-70963).

(ddd)
Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 1, 2014, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019
(File No. 333-70963).

(eee)
Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 17, 2015, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019
(File No. 333-70963).

(fff)
Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS
Variable Insurance Trust II dated May 1, 2009, is incorporated by reference to Post-Effective
Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-
52956).

(ggg)
Amendment to Participation Agreement with MFS Variable Insurance Trust and MFS
Variable Insurance Trust II dated April 1, 2017, is incorporated by reference to Registrant’s Post
Effective Amendment No. 7 to the Registration Statement on Form N-4 filed April 13, 2017 (File
No. 333-194099).

(hhh)
Participation Agreement with Neuberger Berman Advisers Management Trust dated March 1, 2005, is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006
(File No. 333-52956).

(iii)
Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust dated
September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the
Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).

(jjj)
Participation Agreement with Oppenheimer Variable Account Funds dated April 30, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4,
filed April 24, 2001 (File No. 333-52956).

(kkk)
Amendment to Participation Agreements with Oppenheimer Variable Account Fund dated May 13,
2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on
Form N- 4, filed May 29, 2003 (File No. 333-52956).

(lll)	Amendment to Participation Agreement with Oppenheimer dated April 2005 is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333- 52956).
(mmm)
Participation Agreement with PIMCO Variable Insurance Trust dated September 18, 2002, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4, filed May 29, 2003 (File No. 333-52956).

(nnn)
Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4, filed May 29, 2003 (File No. 333-52956).

(ooo)	Amendment to Participation Agreement with PIMCO dated April 2005 is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).
(ppp)
Amendment to Participation Agreement with PIMCO dated October 31, 2011 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed
December 19, 2011 (File No. 333-176926).

(qqq)
Participation Agreement with Pioneer Fund (formerly SAFECO Resource Trust) dated May 1, 1997, is incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File
No. 333-01153).

(rrr)
Amendment to Participation Agreement with Pioneer Fund (formerly SAFECO Resource Trust) dated
March 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4, filed
April 25, 2001 (File No. 333-52956).

(sss)	Amendment to Participation Agreement with Pioneer Fund dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333- 52956).
(ttt)
Amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated
December 2003, is incorporated by reference to Post-Effective Amendment No. 13 on Form N-4, filed
March 31, 2004 (File No. 333-01153).

(uuu)
Participation Agreement with Prudential Series Fund dated May 1, 1999, is incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, filed April 18, 2003 (File
No. 333-01153).

(vvv)
Amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to
Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010
(File No. 333-52956).

(www)
Participation Agreement with Putnam Variable Trust dated March 31, 2010 and Amendment to
Participation Agreement dated October 5, 2011 is incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File
No. 333-176926).

(xxx)
Participation Agreement with Royce Capital Fund and Royce & Associates, LLC dated September 30,
2005 is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement
filed on Form N-6 on April 30, 2007 (File No. 333-70963).

(yyy)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), Royce Capital Fund, and Royce and Associates, LLC dated May 1, 2009 is incorporated by reference to Post-Effective Amendment No. 21 on form N-6 filed on April 16, 2010
(File No. 333-70963).

(zzz)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), Royce Capital Fund, and Royce and Associates, LLC dated September 18, 2013 is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019
(File No. 333-70963).

(aaaa)
Participation Agreement with Schwab Annuity Portfolios dated October 25, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30,
1996 (File No. 811-07549).

(bbbb)
Amendment to Participation Agreement with Charles Schwab Annuity Portfolios dated March 20,
2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4, filed April 24, 2001 (File No. 333-52956).

(cccc)
Amendment to Participation Agreement with Charles Schwab Annuity Portfolios dated March 20,
2001, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4, filed April 12, 2002 (File No. 333-01153).

(dddd)
Amendment to Participation Agreement with Charles Schwab Annuity Portfolios dated April 29, 2016, is incorporated by reference to 2016 amendment to Participation Agreement with Schwab Annuity
Portfolios is incorporated by reference to Post-Effective Amendment No. 5 to the Registration
Statement on Form N-4 filed on February 10, 2017 (File No. 333-194043).

(eeee)
Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series,
Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated
February 1, 2002, is incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(ffff)
Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price
Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services,
Inc. dated November 10, 2008, is incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(gggg)
Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price
Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services,
Inc. dated November 30, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(hhhh)
Participation Agreement with Touchstone Variable Series Trust dated May 1, 2009, is incorporated by reference to Post- Effective Amendment No. 21 to the Registration Statement on Form N-4, filed
April 16, 2010 (File No. 333-52956).

(iiii)
Amendment to Participation Agreement with Touchstone Variable Series Trust dated October 16,
2017, is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration
Statement on Form N-4, filed October 26, 2017 (File No. 333-194099).

(jjjj)
Participation Agreement with Van Eck Worldwide Insurance Trust dated October 25, 1996 is incorporated by reference to Pre- Effective Amendment No. 2 to Registration Statement on Form N-4,
filed October 30, 1996 (File No. 811-07549).

(kkkk)
Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust dated April 23,
2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement
on Form N-4, filed April 16, 2010 (File No. 333-52956).

(llll)
Participation Agreement with Vanguard Variable Insurance Fund dated April 15, 2014, is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed on
April 20, 2015 (File No. 333-194043).

(mmmm)
Participation Agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996
(File No. 811-07549).

	(nnnn)	Amendment to Participation Agreement with Wells Fargo Fund dated March 20, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4, filed April 24, 2001 (File No. 333- 52956).
(oooo)
Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-
Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File
No. 333-52956).

(9)	Opinion of counsel and consent is incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194099).
(10)	(a)	Written Consent of Carlton Fields, P.A. is filed herewith.
	(b)	Written Consent of Deloitte & Touche LLP, is filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)
Powers of Attorney for Directors Bernbach, Bienfait, Carney, Coutu, A. Desmarais, P. Desmarais, Jr.,
Fleming, Généreux, Louvel, Madoff, Mahon, Orr, Reynolds, Ryan, Jr., Selitto, Tretiak and Walsh are filed herewith.

Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
E.F. Murphy, III	(2)	Director, President and Chief Executive Officer
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
R. Bienfait	(4)	Director
J. Carney	(4)	Director
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.B. Madoff	260 West 11th Street New York, NY 10021	Director
P.A. Mahon	(1)	Director
R.L. Reynolds	(2)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
J.F. Bevacqua	(2)	Chief Risk Officer
C. Kline	(2)	Chief Information Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
T. Wilson	(2)	Chief Product Officer
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
J.E. Brown	(2)	Senior Vice President and Chief Investment Officer
S.E. Jenks	(2)	Senior Vice President, Marketing
J.D. Kreider	(2)	Senior Vice President and Head of Great- West Investments
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President and Chief Business Development Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement
D.A. Morrison	(2)	Senior Vice President, Government Markets

Name	Principal Business Address	Positions and Offices with Depositor
J.M. Smolen	(2)	Senior Vice President, Core Market
C.G. Step	(2)	Senior Vice President and Chief Customer Experience Officer
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
K.S. Roe	(2)	Corporate Controller
(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)  8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2020
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2020
I.
OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
50.84% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family
Residuary Trust are as follows. There are issued and outstanding as of December 31, 2020 622,388,232 Subordinate Voting
Shares (SVS) of PCC carrying one vote per share and 54,860,866 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 1,70,996,892.

Pansolo
Holding Inc.
owns directly
and indirectly
48,363,392
SVS and
54,697,962
PPS, entitling
Pansolo
Holding Inc. to
an aggregate
percentage of
voting rights of
595,343,012 or
50.88% of the
total voting
rights attached
to the shares of
PCC.

II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.

100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great-West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1% - Great-West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL & A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC
100.0% - Empower Retirement Plan Co., LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.00% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
100.0% - Empower Holdings, LLC
100.0% - Personal Capital Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Technology Corporation

B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC.
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC

100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.

100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great West Lifeco Inc.
100.0% - Great-West Lifeco Inc.
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great- West Lifeco Finance 2018, LLC
100.0% - Great- West Lifeco Finance 2018 II, LLC
100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
100.0% - GW Lifeco Finance 2020, LLC
1.0% - Great-West Lifeco US Finance 2020, LP
99.0% - Great-West Lifeco US Finance 2020, LP
100.0% - GW Lifeco Finance 2020 5 Year, LLC
100.0% - Empower Finance 2020, LLC
100.0% - Empower Finance 2020 Holdco, LLC
100.0% - Empower Finance 2020 A, LLC
100.0% - Empower Finance 2020 B, LLC
100.0% - Empower Finance 2020 C, LLC
100.0% - Empower Finance 2020, LP
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.

100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
20.0% - 11249185 Canada Inc.
20.0% - Armstrong LP (1.0% owned by 11249185 Canada Inc.)
100% - Northleaf Capital Group Ltd
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.
100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid-Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
40% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013-2014 Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.

100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd
100% - Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd.
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millenium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.
100% - Northleaf 2017-2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC-L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.
100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)

41.2% - GWL THL Private Equity I Inc. (58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (77% owned by The Canada Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
77.0% - CDN US Direct RE Holdings Ltd. (23% The Canada Life Insurance Company of Canada)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC
100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - Great-West US Direct RE Acquisition LLC
100.0% - GWL Direct 851 SW 34th LLC
100.0% - GWL Direct 12100 Rivera LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWL RES GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (99.9% owned by The Canada Life Assurance Company
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
87.5% - 555 Robson Holding Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
100.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
77.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc.)
84.0% - 2148902 Alberta Ltd. (16% owned by The Canada Life Insurance Company of Canada)
70.0% - 2157113 Alberta Ltd. (30% owned by The Canada Life Insurance Company of Canada)
100.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
100.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
100.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
100.0% - RMA Realty Holdings Corporation Ltd.
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
99.9% - RMA Real Estate LP (0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - KS Village (Millstream) Inc.
100.0% - Trop Beau Developments Limited
100.0% - Kelowna Central Park Properties Ltd.
100.0% - Kelowna Central Park Phase II Properties Ltd.
87.5% - Vaudreuil Shopping Centres Limited (12.5% owned by The Canada Life Insurance Company of Canada)
62.0% - 1296 Station Street Properties Ltd. (380% owned by The Canada Life Insurance Company of Canada)
100.0% - Saskatoon West Shopping Centres Limited
87.5% - 2331777 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2344701 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2356720 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 0977221 B.C. Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.09% - 7420928 Manitoba Limited Partnership (88.15% owned The Canada Life Assurance Company and11.74% owned by The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
100.0% - 185 Enfield GP Inc.
0.01% - 185 Enfield LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 185 Enfield LP (0.001% owned by 185 Enfield GP Inc.)
100.0% - 320 Mc Rae GP Inc.
0.001% - 320 McRae LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 320 McRae LP (0.001% owned by 320 McRae GP Inc.)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0% - London Reinsurance Group, Inc.
100.0% - London Life and Cascualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - The Canada Life Group (U.K.) Limited

80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG
100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - Canada Life Platform Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Platform Nominee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
90.0% APT Workplace Pension Ltd.
100.0% APT Wealth Management Ltd.
100.0% APTFS Nominees Ltd.
100.0% - ILGWM Limited
100.0% - Clearview Investments & Pensions Limited
100.0% - Irish Life Health dac
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
100.0% EIS Financial Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company

100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - BCRM Financial Holdings (Ireland) dac
100.0% - Acumen & Trust dac
100.0% - Acumen & Trust Pension Trustees dac
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
18.2143% - Tour Esplanade (Paris) LP
52.8% - Platform Capital Holdings Limited
100.0% - Conexim Advisors Limited
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
77.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc.)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.

0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 2505 Bruckner GP Inc.
0.001% - CL 2505 Bruckner LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 2505 Bruckner LP (0.001% owned by CL 2505 Bruckner Inc.)
100.0% - The Canada Life Insurance Company of Canada
11.74%- 7420928 Manitoba Limited Partnership (88.15% limited partner interest held by The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.12% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Canada Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (87.5% owned by The Canada Life Assurance Company)
38.0% - 1296 Station Street Properties Ltd. (62.0% owned by The Canada Life Assurance Company
12.5% - 2356720 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (87.5% owned by The Canada Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (41.2% The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (85% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (70% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests

100.0% - Canada Life Capital Trust
100.0% - Canada Life Investment Management Ltd.
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
100.0% - CL 25 North LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
62.076% - IGM Financial Inc. (direct and indirect 65.936%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
80.0% - 11249185 Canda Inc.
100.0% - Armstrong LP
49.9% - Northleaf Capital Group Ltd.
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.

100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid- Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
49% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013- 2014 Holdings Ltd.

100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.
100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd.
100% -Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millennium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd.
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.

100% - Northleaf 2017- 2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC- L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.

100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - Greenchip Financial Corp.
100.0% - GLC Asset Management Group Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
75.95% - WealthSimple Financial Corp. (74.89% equity)
29.33% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - Power Financial Corporation
100.0% - Power Financial Europe SA
50.0% - Parjointco SA
100.0% - Pariontco Switzerland SA
100.0% - Pargesa Netherlands B.V.
43.2% (Groupe Bruxelles Lambert (28.2% in capital)
1.3% - Groupe Bruxelles Lambert (1.6% in capital)
0.4% - LTI One SA
96.5% - FINPAR II SA
0.2% - Groupe Bruxelles Lambert (0.1% in capital)
90.2% - FINPAR III SA

0.2% - Groupe Bruxelles Lambert (0.1% in capital)
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
94.9% - FINPAR V SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
95.0% - PINPAR VI SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
67.6% - Imerys (53.9% in capital)
100.0% - Brussels Securities SA
99.6% - LTI One SA
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINSAR SA
98.8% - Sagerpar SA
3.0% - Groupe Bruxelles Lambert (3.1% in capital)
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l
100.0% - GBL Energy S.á.r.l
100.0% - Serena S.á.r.l.
100.0% - Eliott Capital S.á.r.l
100.0% - Sienna Capital S.á.r.l
100.0% - Sienna Capital London Ltd.
100.0% - Sienna Capital Opportunity GP S.a.r.l
50.0% - Avanti Acquisition GP S.a.r.l
100.0% Sienna Capital Invest SCSp
100.0% - Sienna Capital Opportunity Carry SCSp
100.0% - Sienna Capital Opportunity Fund SCSp
100.0% - SC Opportunity Master S.a.r.l

100.0% - Sienna Capital Participations S.á.r.l
89.9%% - Ergon Capital Partners III SA
100.0% - Sienna Capital Co-Invest Master S.a.r.l
50.0% - Avanti Acquisition SCSp
100.0% - GBL Finance S.á.r.l.
100.0% - Miles Capital S.á.r.l.
100.0% - Oliver Capital S.á.r.l
100.0% - Theo Capital S.á.r.l
100.0% - Owen Capital S.á.r.l
100.0% - GfG Capital S.á.r.l
100.0% - Blitz 20-673 GmbH
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
5.1% - FINPAR V SA
5.0% - FINPAR VI SA
100.0% - Sapiens S.á.r.l
61.0% - Marnix Lux SA
100.0% - Marnix French ParentCo SAS
100.0% - Marnix French TopCo SAS
100.0% - Marnix SAS
100.0% - Courcelles Lux SCA
100.0% - Wowholdco SAS
100.0% - Wowmidco SAS
100.0% - Wowbidco SAS
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.

100.0% - Power Sustainable Manager Inc.
100.0% - PSEIP Carry Holding LP
100.0% - Power Sustainable Energy Infrastructure Inc.
100.0% - PSEIP Carry Canada Inc
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC

100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC
100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC

60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.

96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation

100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - PFC Ventures Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
75.95.% - Wealthsimple Financial Corp. (74.89% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
50.10% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd
100.0% - SimpleTax Software Inc.

100.0% - Wealthsimple Payments Inc.
100.0% - Wealthsimple Digital Assets. Inc.
100.0% - Springboard II LP
II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.889% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada

100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Lifeco U.S. LLC
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC

100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
20.0% - CDN US Direct RE Holdings Ltd. (45% London life Insurance Company, 23% The Canada Life Insurance Company of Canada, 12% The Canada Life Assurance Company)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC

100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - GWL RES GP LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)

50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware)
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.

0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada
Life Assurance Company and The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.

100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life
Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0%% - London Reinsurance Group, Inc.
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)

75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - VANCE Investment Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie. Fundmatrix AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG

100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited

100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
100.0% - ILGWM Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)

100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.
0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 431 La Cienega GP Inc.
0.001% - CL 431 La Cienega LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 431 La Cienega LP (0.001% owned by CL 431 La Cienega GP Inc.)
100.0% - The Canada Life Insurance Company of Canada

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)

100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
62.080% - IGM Financial Inc. (direct and indirect 65.948%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.

100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
85.29% - WealthSimple Financial Corp.
29.33% - Springboard II LP
25.44% - Personal Capital Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Technology Corporation
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.7% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
12.0% - Pernod Ricard (7.5% in capital)
17.9% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lambert
0.1% - GEA
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.6% - Imerys (53.9% in capital)

100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
2.5% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.1% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.7% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
7.6% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital
100.00% - Sienna Capital London Ltd.
100.0% Sienna Capital Invest SCSp
Capital
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
78.3% - PrimeStone Capital Fund ICAV

1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
7.2% - Fund II – A Spirits, LP
16.4% - Matador Coininvestment SCSP
3.1% - Carlyle International Energy Partners II – EU SCSp
100.0% - Sienna Capital Participations S.á.r.l
Capital
10.8% - Sagard FCPR
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Parnters III SA
34.4% - Ergon Capital Partners IV, SCSp
15.9% - Ergon ospeo Long Term Value Fund SCSp
15.1% - Mérieux Participations SAS
34.3% - Mérieux Participations 2 SAS
34.9% - KKR Sigma Co-Invest II L.P.
6.87% - StreetTeam Software Limited (DBA as Pollen)
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Backed Encore 1 LP
10.0% - Backed Encore 1 Founder LP
100.0% - Backed 2 LP
10.0% - Backed 2 Founder LP
100.0% - Marcho Partners Feeder Fund ICAV
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
23.1% - Piolin II S.á.r.l
Capital
100.0% - Piolin Spain SAU
Capital
99.5% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital
6.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
100.0% - Sapiens S.á.r.l
Capital
64.7% – Marnix Lux SA
Capital
100.0% - Marnix French ParentCo SAS

Capital
100.0% - Marnix French TopCo SAS
Capital
100.0% - Marnix SAS
Capital
100.0% - Courcelles Lux SCA
Capital
100.0% - Wowholdco SAS
Capital
100.0% - Wowmidco SAS
Capital
100.0% - Wowbidco SAS
Capital
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation

100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC
100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC

100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company

100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP

100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - PFC Ventures Inc.

100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
85.29.% - Wealthsimple Financial Corp. (84.87% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
51.00% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd

Item 27. Number of Contract Owners
As of March 12, 2021, there were 1,417 Contract Owners; 1,358 were Non-Qualified Contracts and 59 were Qualified Contracts.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article 109:
(1)
“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)
“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or in any other capacity with, another person or an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.

(3)	“Expenses” includes counsel fees.
(4)
“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)
“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.
(1)
Except as provided in subsection (4) of this section, a corporation may indemnify an individual made a party to a proceeding, because the individual is or was a director, against liability incurred in the proceeding if:

	(a)	The individual's conduct was in good faith; and
	(b)	The individual reasonably believed:
		(I)	In the case of conduct in an official capacity with the corporation, that the conduct was in the corporation's best interests; and
		(II)	In all other cases, that the conduct was at least not opposed to the corporation's best interests; and
	(c)	In the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful.
(2)
A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.

(3)
The termination of a proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent does not, of itself, create a presumption that the director did not meet the relevant standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:
(a)
In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct under subsection (1) of this section; or

(b)
In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify an individual who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the individual was a party because the individual is or was a director, against reasonable expenses incurred by the individual in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may, before final disposition of a proceeding, pay for or reimburse the reasonable expenses incurred by an individual who is a party to a proceeding because that person is a director if:
	(a)	The director delivers to the corporation a written affirmation of the director's good faith belief that;
		(I)	The director has met the relevant standard of conduct described in section 7-109-102; or
		(II)	The proceeding involves conduct for which liability has been eliminated under a provision in the articles of incorporation as authorized by section 7-102-102(2)(d); and

(b)
The director delivers to the corporation a written undertaking, executed personally or on the director's behalf, to repay any funds advanced if the director is not entitled to mandatory indemnification under section 7-109-103 and it is ultimately determined under section 7-109-105 or 7-109-106 that the director has not met the relevant standard of conduct described in section 7-109-102.

(2)
The undertaking required by subsection (1)(b) of this section is an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)
Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification or an advance of expenses to the court conducting the proceeding or to another court of competent jurisdiction. After receipt of an application and after giving any notice the court considers necessary, the court may order indemnification or an advance of expenses in the following manner:

(a)
If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)
If it determines that the director is entitled to indemnification or an advance of expenses under section 7-
109-109(1), the court shall order indemnification or an advance of expenses, as applicable, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-
ordered indemnification or advance of expenses.

(c)
If it determines that the director is fairly and reasonably entitled to indemnification or an advance of expenses in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1), failed to comply with section 7-109-104, or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification or advance of expenses as the court deems proper; except that the indemnification with respect to any proceeding in which liability has been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)
A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received.

(2)	The determinations required by subsection (1) of this section must be made:
(a)
If there are two or more disinterested directors, by the board of directors by a majority vote of all the disinterested directors, a majority of whom constitute a quorum for this purpose, or by a majority vote of a committee of the board of directors appointed by such a vote, which committee consists of two or more disinterested directors;

(b)
By independent legal counsel selected in the manner specified in subsection (2)(a) of this section or, if there are fewer than two disinterested directors, by independent legal counsel selected by a majority vote of the full board of directors; or

	(c)	By the shareholders, but shares owned by or voted under the control of a director who at the time is not a disinterested director may not be voted on the determination.

(3)
Authorization of indemnification and an advance of expenses must be made in the same manner as the determination that indemnification or an advance of expenses is permissible; except that, if the determination that indemnification or an advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and an advance of expenses must be made by the body that selected the counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)
An officer is entitled to mandatory indemnification or an advance of expenses under section 7-109-103, and is entitled to apply for court-ordered indemnification or an advance of expenses under section 7-109-105, in each case to the same extent as a director.

(2)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director.
(3)
A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to such further extent as may be provided for by its articles of incorporation, bylaws, general or specific action of its board of directors or shareholders, or contract. This subsection (3) applies to an officer who is also a director if the basis on which the officer is made a party to the proceeding is an act or omission solely as an officer.

Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, agent, associate, employee, fiduciary, manager, member, partner, promoter, or trustee of, or in any other capacity with, another person or an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person's status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether the insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Variation by corporate action.
(1)
A corporation may, by a provision in its articles of incorporation or bylaws or in a resolution adopted or a contract approved by its board of directors or shareholders, obligate itself in advance of the act or omission giving rise to a proceeding to provide indemnification in accordance with section 7-109-102 or advance funds to pay for or reimburse expenses in accordance with section 7-109-104. Such an obligatory provision;

	(a)	Satisfies the requirements for authorization, but not determination, referred to in section 7-109-106.
(b)
That obligates the corporation to provide indemnification to the fullest extent permitted by law obligates the corporation to advance funds to pay for or reimburse expenses in accordance with section 7-109-104 to the fullest extent permitted by law, unless the provision specifically provides otherwise.

(2)
A right of indemnification or to advances of expenses created by this article 109 or under subsection (1) of this section and in effect at the time of an act or omission must not be eliminated or impaired with respect to the act or omission by an amendment of the articles of incorporation or bylaws or a resolution of the board of directors or shareholders, adopted after the occurrence of the act or omission, unless, in the case of a right created under subsection (1) of this section, the provision creating the right and in effect at the time of the act or omission explicitly authorizes the elimination or impairment after the act or omission has occurred.

(3)
A provision specified in subsection (1) of this section does not obligate the corporation to indemnify or advance expenses to a director of a predecessor of the corporation pertaining to conduct with respect to the predecessor, unless otherwise specifically provided. A provision for indemnification or an advance of expenses in the articles of incorporation, bylaws, or a resolution of the board of directors or shareholders of a predecessor of the corporation in a merger or in a contract to which the predecessor is a party, existing at the time the merger takes effect, is governed by section 7-90-204(1).

(4)
Subject to subsection (2) of this section, a corporation may, by a provision in its articles of incorporation, limit any of the rights to indemnification or an advance of expenses created by or pursuant to this article 109.

(5)
Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:
(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the
Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
(ii)
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

	(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
	(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.
Item 29. Principal Underwriter
(a)
IDI is the principal underwriter of the Contract as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life
Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL,
Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, and
Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts, including those of the Registrant: Variable Annuity-1 Series Account of
Great-West Life & Annuity Insurance Company, Variable Annuity-1 Series Account of Great-West Life &
Annuity Insurance Company of New York, Variable Annuity-2 Series Account of Great-West Life &
Annuity Insurance Company, Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance
Company, Variable Annuity-3 Series Account of Great-West Life & Annuity Insurance Company, COLI
VUL-2 Series Account of Great-West Life & Annuity Insurance Company, COLI VUL-2 Series Account of
Great-West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West
Life & Annuity Insurance Company, Maxim Series Account of Great-West Life & Annuity Insurance
Company, Prestige Variable Life Account of Great-West Life & Annuity Insurance Company, Pinnacle
Series Account of Great-West Life & Annuity Insurance Company, Trillium Variable Annuity Account of
Great-West Life & Annuity Insurance Company.

(b)	Directors and Officers of IDI:

Name	Principal Business Address	Positions and Offices with Underwriter
B.K. Brown	2801 Highway 280 South, Birmingham, Alabama, 35223	President and Director
B.P. Coffman	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer
S. E. Creutzmann	2801 Highway 280 South, Birmingham, Alabama, 35223	Chief Compliance Officer and Director
L.J. Debnar	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer
J.F. Gilmer	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer and Director
J.G. Johnson	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Compliance Officer
F.M. Lee	2801 Highway 280 South, Birmingham, Alabama, 35223	Secretary
C.L. Majewski	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Compliance Officer

Name	Principal Business Address	Positions and Offices with Underwriter
L. Morsch	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Secretary
J.B. Smith	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Secretary
R. Tennent	2801 Highway 280 South, Birmingham, Alabama, 35223	Chief Financial Officer

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
IDI	N/A	None	N/A	N/A
GWFS    0     0   0    0
Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111 and at 2801 Highway 280 South, Birmingham, Alabama 35223.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than
16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the
Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)
Great-West Life & Annuity Insurance Company represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 11th day of May, 2021.
VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	May 11, 2021
R. Jeffrey Orr*
/s/ Edmund F. Murphy III	President and Chief Executive Officer	May 11, 2021
Edmund F. Murphy III
/s/ Andra S. Bolotin	Executive Vice President, Chief Financial Officer & Principal Accounting Officer	May 11, 2021
Andra S. Bolotin
/s/ John L. Bernbach	Director	May 11, 2021
John L. Bernbach*
/s/ Robin Bienfait	Director	May 11, 2021
Robin Bienfait*
/s/ Jeff Carney	Director	May 11, 2021
Jeff Carney*
/s/ Marcel R. Coutu	Director	May 11, 2021
Marcel R. Coutu*
/s/ André R. Desmarais	Director	May 11, 2021
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	May 11, 2021
Paul G. Desmarais, Jr.*
Director
Gary A. Doer

	Signature	Title	Date
	/s/ Gregory J. Fleming	Director	May 11, 2021
Gregory J. Fleming*
	/s/ Claude Généreux	Director	May 11, 2021
Claude Généreux*
	/s/ Alain Louvel	Director	May 11, 2021
Alain Louvel*
	/s/ Paula B. Madoff	Director	May 11, 2021
Paula B. Madoff*
	/s/ Paul A. Mahon	Director	May 11, 2021
Paul A. Mahon*
	/s/ Robert L. Reynolds	Director	May 11, 2021
Robert L. Reynolds*
	/s/ T. Timothy Ryan, Jr.	Director	May 11, 2021
T. Timothy Ryan, Jr.*
	/s/ Jerome J. Selitto	Director	May 11, 2021
Jerome J. Selitto*
	/s/ Gregory D. Tretiak	Director	May 11, 2021
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	May 11, 2021
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	May 11, 2021
Ryan L. Logsdon